UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2017

Item 1. Reports to Stockholders.

June 30, 2017

Annual Report

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund

Victory CEMP Commodity Volatility Wtd Index Strategy Fund

Victory CEMP Long/Short Strategy Fund

Victory CEMP Market Neutral Income Fund

Victory CEMP Global High Dividend Defensive Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory CEMP site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory
Portfolios II

Table of Contents

Shareholder Letter	3
Fund Review and Commentary	5
Financial Statements
Victory Equity Long/Cash Funds
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Schedule of Investments	15-26
Statements of Assets and Liabilities	58
Statements of Operations	60
Statements of Changes in Net Assets	62-64
Financial Highlights	68-70
Victory Commodity Fund
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Consolidated Schedule of Investments	27
Consolidated Statements of Assets and Liabilities	58
Consolidated Statements of Operations	60
Consolidated Statements of Changes in Net Assets	62-64
Consolidated Financial Highlights	71-73
Victory Equity Long/Short Fund
Victory CEMP Long/Short Strategy Fund
Schedule of Investments	28-39
Statements of Assets and Liabilities	58
Statements of Operations	60
Statements of Changes in Net Assets	62-64
Financial Highlights	74-76
Victory Bond Replacement Fund
Victory CEMP Market Neutral Income Fund
Schedule of Investments	40-56
Statements of Assets and Liabilities	59
Statements of Operations	61
Statements of Changes in Net Assets	65-67
Financial Highlights	77-79
Victory Multi-Asset Class Funds
Victory CEMP Global High Dividend Defensive Fund
Schedule of Investments	57
Statements of Assets and Liabilities	59
Statements of Operations	61
Statements of Changes in Net Assets	65-67
Financial Highlights	80-81
Notes to Financial Statements	82
Report of Independent Registered Public Accounting Firm	101

1

Table of Contents (continued)

Supplemental Information	102
Trustee and Officer Information	102
Proxy Voting and Form N-Q Information	105
Expense Examples	105
Additional Federal Income Tax Information	108

The Victory CEMP are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory CEMP Funds.

For additional information about any Victory CEMP Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory CEMP at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Funds Letter to Shareholders

Dear Shareholder,

Low and slow. That's been the economic recipe for solid equity market gains. According to statistics from the U.S. Bureau of Economic Analysis, real gross domestic product (GDP) increased at an annual rate of 1.4 percent in the first quarter of 2017. Although that is lower than the fourth quarter of 2016, the slow growth has been good enough to power equity markets forward.

For the 12 months ended June 30, 2017, the S&P 500 Index increased nearly 18 percent. Stocks were supported by positive economic news and corporate profits, while shrugging off setbacks related to highly anticipated (but still unfulfilled) regulatory, fiscal, and tax policies, as well as the continued normalization of interest rates.

The prospect for large corporate tax cuts and deregulation under a Trump administration and Republican-controlled Congress fueled a surge in consumer confidence early in 2017. Although lawmakers have not outlined a clear path forward on these issues, investor sentiment has remained robust as job growth continues and U.S. companies report strong earnings. Against this backdrop, the Federal Reserve raised its federal funds target rate by another 25 basis points on June 14th, the third consecutive rate hike. Despite Fed policymakers hinting at additional tightening in 2017 to counterbalance concerns for possible higher inflation, the prospect of rising interest rates has barely tempered the strength of domestic stocks.

Equity markets also have demonstrated their resiliency from a global perspective, largely dismissing the geopolitical tensions on the Korean Peninsula, as well as any political fallout from British Prime Minister Theresa May's call for a snap election that resulted in a larger-than-expected loss of Conservative seats in Parliament. Emerging markets have been one of the star performers of the global equity market, and investors continue to downplay any potential headwinds, including the potential for new anti-globalization policies and trade protectionism, rising U.S. interest rates, and ongoing credit risks in China.

While financial markets have enjoyed a prolonged, constructive environment recently punctuated by very low volatility, we understand that market returns are cyclical. At the moment, the political climate in Washington D.C. does not seem to be dampening enthusiasm for risk assets, but that could change quickly. The Federal Reserve continues signaling plans to tighten monetary policy and reduce the size of its balance sheet. Will these issues ultimately roil the market? Nobody knows for certain, but it's a given that, at some point, volatility will re-emerge.

At Victory Capital we are committed to supporting our independent investment franchises and offering a diverse array of investment products that can help investors achieve their specific goals in various market environments. Earlier this year, Victory Capital announced the next generation of its ETF platform, which is branded VictoryShares. This new brand builds on the success of the firm's volatility-weighted ETFs, which may be of interest to investors considering the potential benefits of strategic beta solutions.

3

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (800) 539-3863, or visit our website at www.vcm.com.

Christopher K. Dyer, CFA

President,
Victory Funds

4

Victory Equity Long/Cash Funds

Victory CEMP US 500 Enhanced Volatility
Wtd Index Fund

Portfolio Review
June 30, 2017 (Unaudited)

The Victory CEMP US 500 Enhanced Volatility Wtd Index Fund ("Fund") is designed to track the performance of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index ("CEMP Index") before expenses.

The Fund (A shares at net asset value) returned 18.89% over the last 12 months. The CEMP Index returned 20.16% and the S&P 500 Index, a market-cap based index against which the performance of the Fund is measured, returned 17.90% during the same period.

The financial and industrial sectors contributed positively to the Fund's performance relative to the S&P 500 Index over the last 12 months, while technology and consumer staples contributed negatively to the Fund's performance relative to the S&P 500 Index over the last 12 months. The Long/Cash feature of the CEMP Index was not triggered during the period and the Fund remained fully invested.

Average Annual Return

Year Ended June 30, 2017

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	CEMP US Large Cap 500 Long/Cash Volatility Weighted Index[1]	S&P 500 Index[2]
One Year	18.89%	12.07%	18.09%	17.09%	19.24%	20.16%	17.90%
Three Year	8.75%	6.64%	7.94%	7.94%	9.04%	10.04%	9.61%
Five Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	14.27%	12.81%	13.43%	13.43%	14.55%	N/A	N/A
Expense Ratios
Gross	1.34%		2.06%		1.05%
With Applicable Waivers	0.99%		1.74%		0.74%

5

Victory Equity Long/Cash Funds

Victory CEMP US 500 Enhanced Volatility
Wtd Index Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index is an unmanaged index based on the month end price of the CEMP U.S. Large Cap 500 Volatility Weighted Index. The index seeks to limit risk during unfavorable market conditions by reducing its exposure to the market. During a period of market decline, the Index's exposure to the market may be as low as 25% depending on the magnitude of such decline. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index does not reflect any fees or expenses.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

Portfolio Holdings:

(As a Percentage of Total Investments)

6

Victory Commodity Funds

Victory CEMP Commodity Volatility Wtd Index Strategy Fund

Portfolio Review
June 30, 2017 (Unaudited)

The Victory CEMP Commodity Volatility Wtd Strategy Fund ("Fund") is designed to track the performance of the CEMP Commodity Volatility Weighted Index ("CEMP Commodity Index") before expenses.

For the fiscal year ended June 30, 2017, the Fund (A shares at net asset value) underperformed the Bloomberg Commodity Index slightly, -6.63% compared to -6.50%, respectively. The underperformance of the Fund relative to the Bloomberg Commodity Index over the last twelve months is primarily due to relative differences in positions for energy-related commodities. The Bloomberg Commodity Index has a total index weight of over 25% in the energy sector. By contrast, the CEMP Commodity Index's allocation to energy was only 14%.

The Fund achieved its investment objective during the period by seeking its exposure to commodities through commodity futures contracts. The Fund held cash and cash equivalents as collateral against the Fund's futures positions. These cash positions did not have a material impact on the Fund's performance.

Average Annual Return

Year Ended June 30, 2017

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	CEMP Commodity Volatility Weighted Index[1]	Bloomberg Commodity Index[2]
One Year	–6.63%	–12.06%	–7.28%	–8.20%	–6.43%	–5.42%	–6.50%
Three Year	–10.43%	–12.19%	–11.09%	–11.09%	–10.19%	–9.39%	–14.81%
Five Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	–7.36%	–8.55%	–8.06%	–8.06%	–7.12%	N/A	N/A
Expense Ratios
Gross	2.12%		3.29%		1.63%
With Applicable Waivers	1.10%		1.85%		0.85%

7

Victory Commodity Funds

Victory CEMP Commodity Volatility Wtd Index Strategy Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1CEMP Commodity Volatility Weighted Index is an unmanaged index consisting of the 20 most liquid commodities with an equal weighting of risk among all the 20 commodities. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

2Bloomberg Commodity Index is an unmanaged index made up of 22 exchange-traded futures on physical commodities. The index currently represents 20 commodities, which are weighted to account for economic significance and market liquidity. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Portfolio Holdings:

(As a Percentage of Total Investments)

8

Victory Equity Long/Short Funds

Victory CEMP Long/Short Strategy Fund

Portfolio Review
June 30, 2017 (Unaudited)

The Victory CEMP Long/Short Strategy Fund's ("Fund") objective is capital appreciation. The Fund seeks to achieve its investment objective by investing in long and short U.S. equity securities while attempting to maintain a lower correlation to the fluctuation of the domestic equity markets. The Fund seeks a position target of approximately 60% net long U.S. equities. The Fund's long position currently consists of securities that comprise the CEMP US Large Cap 500 Volatility Weighted Index ("Index"). The Fund's short position currently is achieved through a short position of the capitalization weighted S&P 500 Index.

For the fiscal year ended June 30, 2017, the Fund (A shares at net asset value) returned 10.00% compared to the 17.90% return of the S&P 500 Index and 8.43% for the Morningstar Long-Short Equity Index.

Industrial, health care, and consumer discretionary stocks were key contributors to positive relative performance of the Fund's long holdings for the year ended June 30, 2017, while information technology, consumer staple, and utility stocks were relative performance detractors. The Fund underperformed the S&P 500 Index during this period primarily due to the short futures positions held in the Fund, during which time equity markets broadly appreciated.

Average Annual Total Return

Year Ended June 30, 2017

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	Morningstar Long/Short Equity Index[1]	S&P 500 Index[2]
One Year	10.00%	3.71%	9.17%	8.17%	10.30%	8.43%	17.90%
Three Year	4.46%	2.43%	3.68%	3.68%	4.76%	1.29%	9.61%
Five Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	5.07%	3.73%	4.21%	4.21%	5.37%	N/A	N/A
Expense Ratios
Gross	2.20%		3.46%		1.81%
With Applicable Waivers	1.45%		2.20%		1.20%

9

Victory Equity Long/Short Funds

Victory CEMP Long/Short Strategy Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1Morningstar Long/Short Equity Index is an unmanaged index who's strategy involves equity oriented investing on both the long and short sides of the market. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

Portfolio Holdings:

(As a Percentage of Total Investments)

10

Victory Bond Replacement Funds

Victory CEMP Market Neutral Income Fund

Portfolio Review
June 30, 2017 (Unaudited)

The Victory CEMP Market Neutral Income Fund ("Fund") seeks to achieve high current income. The rules-based methodology invests an in equity securities of any market capitalization size that are included in one of the unmanaged, volatility weighted indexes created by the Adviser (the "CEMP Indexes"), in particular the U.S. and International high dividend CEMP Indexes. The Fund seeks to offset the market risk by shorting an equal amount of equity future contracts, such as the S&P 500 Index, Russell 2000 Index, or MSCI EAFE Index. The Fund also employs alternative rules-based strategies by selling put or call options on the S&P 500 Index, investing long in NASDAQ 100 futures and short in S&P 500 Index futures, and taking long or short futures positions in the CBOE Volatility Index, or VIX (an index widely used as a measure of market risk).

For the one year ended June 30, 2017 the Fund (A shares at net asset value) returned 4.77% compared to the 0.46% return of the Citigroup 3-month U.S. Treasury Bill Index.

The Fund has selected the Citigroup 3 Month U.S. Treasury Bill Index in replacement of the Barclays U.S. Government Intermediate Index because the portfolio manager believes, the Citigroup Index is a more appropriate index for comparative purposes given the Fund's investment objective.

Each of the Fund's four equity spreads (e.g., the difference between the Fund's long and short holdings) provided a negative contribution to the Fund's overall performance during the fiscal year. Global growth stocks outperformed value significantly in 2017, and this contributed to the relative outperformance of the third-party cap-weighted indexes versus the high dividend CEMP Indexes.

The Fund's three alternative strategies had strong positive performance over the last twelve months.

Average Annual Return

Year Ended June 30, 2017

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	Citigroup 3-month U.S. Treasury Bill Index[1]
One Year	4.77%	–1.24%	4.02%	3.02%	5.11%	0.46%
Three Year	1.86%	–0.13%	1.08%	1.08%	2.12%	0.20%
Five Year	N/A	N/A	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	0.97%	0.32%	0.20%	0.20%	1.27%	N/A
Expense Ratios
Gross	1.27%		2.52%		1.03%
With Applicable Waivers	0.90%		1.65%		0.65%

11

Victory Bond Replacement Funds

Victory CEMP Market Neutral Income Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1The Citigroup 3-month U.S. Treasury Bill Index is an unmanaged index which includes U.S. Government-issued Treasury Bills representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. Index assumes reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund's returns, the index returns do not reflect and fees or expenses.

2The Barclays U.S. Government Intermediate Index is an unmanaged index which includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Portfolio Holdings:

(As a Percentage of Total Investments)

(a)  Amount represents less than .05% of investments.

12

Victory Multi-Asset Class Funds

Victory CEMP Global High Dividend Defensive
Fund

Portfolio Review
June 30, 2017 (Unaudited)

The Victory CEMP Global High Dividend Defense Fund ("Fund") seeks to achieve long-term capital appreciation and dividend income. The Fund seeks to achieve its investment objective by investing primarily in a mix of underlying high dividend VictoryShares exchange-traded funds ("ETFs").

The Fund (A shares at net asset value) underperformed the MSCI ACWI (Net) Index, 15.00% to 18.78%, respectively, over the last 12 months.

Hong Kong and Canada contributed positively to the Fund's performance relative to the Index over the last 12 months. United Kingdom and Japan contributed negatively to the Fund's performance relative to the Index over the last 12 months.

Average Annual Return

Year Ended June 30, 2017

	Class A		Class C
INCEPTION DATE	12/31/08		12/31/08
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	MSCI All Country World Index[1]	S&P 500 Index[2]
One Year	15.00%	8.41%	14.18%	13.18%	18.20%	17.90%
Three Year	4.73%	2.67%	3.95%	3.95%	5.24%	9.61%
Five Year	8.23%	6.96%	7.43%	7.43%	11.38%	14.63%
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	7.60%	6.85%	6.77%	6.77%	N/A	N/A
Expense Ratios
Gross	1.89%		2.55%
With Applicable Waivers	0.50%		1.25%

13

Victory Multi-Asset Class Funds

Victory CEMP Global High Dividend Defensive
Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1The MSCI All Country World Index is an unmanaged index and is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

Portfolio Holdings:

(As a Percentage of Total Investments)

14

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments June 30, 2017
Security Description	Shares	Value
Common Stocks (99.1%)
Consumer Discretionary (15.2%):
Advance Auto Parts, Inc.	1,347	$157,047
Amazon.com, Inc. (a)	316	305,887
Aramark	7,181	294,277
AutoZone, Inc. (a)	435	248,150
Bed Bath & Beyond, Inc.	5,099	155,010
Best Buy Co., Inc.	3,292	188,730
Brunswick Corp.	2,896	181,666
Burlington Stores, Inc. (a)	1,896	174,413
CarMax, Inc. (a)	2,781	175,370
Carnival Corp., Class A	4,112	269,624
Cinemark Holdings, Inc.	6,414	249,184
Coach, Inc.	5,696	269,649
Comcast Corp., Class A	10,301	400,915
D.R. Horton, Inc.	6,706	231,826
Darden Restaurants, Inc.	3,572	323,052
Dick's Sporting Goods, Inc.	3,612	143,866
Discovery Communications, Inc., Class A (a)	7,082	182,928
DISH Network Corp. (a)	2,998	188,154
Dollar General Corp.	2,285	164,726
Dollar Tree, Inc. (a)	2,670	186,686
Domino's Pizza, Inc.	1,385	292,969
Dunkin' Brands Group, Inc.	4,854	267,552
Foot Locker, Inc.	2,668	131,479
General Motors Co.	5,331	186,212
Gentex Corp.	11,068	209,960
Genuine Parts Co.	3,049	282,825
Hanesbrands, Inc.	7,553	174,927
Harley-Davidson, Inc.	2,569	138,777
Hasbro, Inc.	1,973	220,009
Hyatt Hotels Corp., Class A (a)	4,645	261,095
Kohl's Corp.	2,872	111,060
L Brands, Inc.	3,121	168,191
Las Vegas Sands Corp.	3,188	203,681
Lear Corp.	1,326	188,398
Leggett & Platt, Inc.	5,842	306,880
Lennar Corp., Class A	4,506	240,260
LKQ Corp. (a)	7,696	253,583
Lowe's Co., Inc.	3,378	261,896
Macy's, Inc.	4,230	98,305
Marriott International, Inc., Class A	3,050	305,946
McDonald's Corp.	3,020	462,544
MGM Resorts International	7,958	249,006
Mohawk Industries, Inc. (a)	1,013	244,832
Netflix, Inc. (a)	1,007	150,456
Newell Brands, Inc.	4,489	240,700
Nike, Inc., Class B	5,010	295,590
Norwegian Cruise Line Holdings Ltd. (a)	2,700	146,583
NVR, Inc. (a)	144	347,129

See notes to financial statements.

15

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Omnicom Group, Inc.	3,523	$292,057
O'Reilly Automotive, Inc. (a)	965	211,084
Panera Bread Co., Class A (a)	1,017	319,989
Polaris Industries, Inc. (b)	1,837	169,427
Pool Corp.	2,864	336,721
PulteGroup, Inc.	9,313	228,448
PVH Corp.	1,710	195,795
Ross Stores, Inc.	4,917	283,858
Royal Caribbean Cruises Ltd.	1,662	181,540
Scripps Networks Interactive, Inc., Class A	2,701	184,505
Service Corp. International	10,092	337,577
Servicemaster Global Holdings, Inc. (a)	6,500	254,735
Sirius XM Holdings, Inc. (b)	54,453	297,858
Starbucks Corp.	5,829	339,889
Target Corp.	3,658	191,277
TEGNA, Inc.	11,355	163,626
The Gap, Inc.	5,069	111,467
The Goodyear Tire & Rubber Co.	4,918	171,933
The Home Depot, Inc.	2,368	363,252
The Interpublic Group of Co., Inc.	10,057	247,402
The Priceline Group, Inc. (a)	126	235,686
The TJX Co., Inc.	4,012	289,546
The Walt Disney Co.	3,929	417,456
Thor Industries, Inc.	1,897	198,275
Tiffany & Co.	2,347	220,313
Toll Brothers, Inc.	5,483	216,633
Tractor Supply Co.	2,478	134,332
TripAdvisor, Inc. (a)	3,148	120,254
Twenty-First Century Fox, Inc.	7,153	202,716
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	836	240,216
VF Corp.	4,198	241,805
Viacom, Inc., Class B	4,173	140,088
Whirlpool Corp.	1,036	198,518
Wyndham Worldwide Corp.	2,693	270,404
Yum! Brands, Inc.	4,935	364,006
		19,304,693
Consumer Staples (8.3%):
Altria Group, Inc.	4,844	360,733
Archer-Daniels-Midland Co.	5,025	207,935
Blue Buffalo Pet Products, Inc. (a)	9,027	205,906
Brown-Forman Corp., Class B	6,919	336,263
Bunge Ltd.	2,388	178,145
Church & Dwight Co., Inc.	5,521	286,429
Colgate-Palmolive Co.	4,376	324,393
Conagra Brands, Inc.	6,440	230,294
Constellation Brands, Inc., Class A	1,417	274,515
Costco Wholesale Corp.	2,118	338,732
CVS Health Corp.	2,718	218,690
Dr Pepper Snapple Group, Inc.	3,488	317,792
General Mills, Inc.	4,769	264,203

See notes to financial statements.

16

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Hormel Foods Corp.	6,960	$237,406
Ingredion, Inc.	2,101	250,460
Kimberly-Clark Corp.	2,569	331,684
McCormick & Co., Inc.	3,395	331,046
Molson Coors Brewing Co., Class B	2,465	212,828
Mondelez International, Inc., Class A	4,814	207,917
Monster Beverage Corp. (a)	5,059	251,331
PepsiCo, Inc.	3,836	443,020
Philip Morris International, Inc.	2,769	325,219
Pilgrim's Pride Corp. (a)	7,983	174,987
Pinnacle Foods, Inc.	4,466	265,280
Spectrum Brands Holdings, Inc.	1,515	189,436
Sysco Corp.	5,715	287,636
The Clorox Co.	2,533	337,497
The Coca-Cola Co.	9,414	422,218
The Estee Lauder Cos., Inc., Class A	3,541	339,865
The Hershey Co.	1,772	190,260
The J.M. Smucker Co.	2,042	241,630
The Kraft Heinz Co.	2,557	218,981
The Kroger Co.	7,741	180,520
The Procter & Gamble Co.	4,088	356,269
Tyson Foods, Inc., Class A	2,807	175,802
Walgreens Boots Alliance, Inc.	3,487	273,067
Wal-Mart Stores, Inc.	5,159	390,433
Whole Foods Market, Inc.	7,517	316,541
		10,495,363
Energy (1.3%):
Cheniere Energy Partners LP Holdings, LLC	9,153	246,033
Exxon Mobil Corp.	4,022	324,696
Marathon Petroleum Corp.	3,097	162,066
ONEOK, Inc.	3,528	184,020
Phillips 66	3,687	304,878
Tesoro Corp.	2,063	193,097
Valero Energy Corp.	3,001	202,447
		1,617,237
Financials (17.0%):
Affiliated Managers Group, Inc.	1,040	172,494
Aflac, Inc.	4,858	377,369
Alleghany Corp. (a)	566	336,657
Ally Financial, Inc.	8,852	185,007
American Express Co.	3,318	279,509
American Financial Group, Inc.	3,648	362,502
Ameriprise Financial, Inc.	1,263	160,767
Arthur J. Gallagher & Co.	6,136	351,286
Assurant, Inc.	2,471	256,218
Bank of America Corp.	7,815	189,592
Bank of The Ozarks, Inc.	3,022	141,641
BB&T Corp.	5,425	246,349
Berkshire Hathaway, Inc., Class B (a)	2,367	400,899

See notes to financial statements.

17

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
BlackRock, Inc., Class A	694	$293,153
BOK Financial Corp.	2,758	232,031
Brown & Brown, Inc.	7,543	324,877
Capital One Financial Corp.	2,425	200,354
CBOE Holdings, Inc.	3,779	345,400
Cincinnati Financial Corp.	4,310	312,260
Citigroup, Inc.	3,454	231,004
Citizens Financial Group, Inc.	4,773	170,301
CME Group, Inc.	2,454	307,339
CNA Financial Corp.	5,890	287,138
Comerica, Inc.	2,501	183,173
Commerce Bank, Inc.	4,498	255,621
Cullen/Frost Bankers, Inc.	2,183	205,006
Discover Financial Services	3,723	231,533
E*TRADE Financial Corp. (a)	4,694	178,513
East West Bancorp, Inc.	3,216	188,393
Eaton Vance Corp.	4,674	221,174
Erie Indemnity Co., Class A	3,376	422,236
FactSet Research Systems, Inc.	1,641	272,701
Fifth Third Bancorp	7,162	185,926
First Horizon National Corp.	10,692	186,255
First Republic Bank	2,453	245,545
Franklin Resources, Inc.	4,352	194,926
Huntington Bancshares, Inc.	13,038	176,274
Interactive Brokers Group, Inc., Class A	5,656	211,648
Intercontinental Exchange, Inc.	5,039	332,170
Invesco Ltd.	5,232	184,114
JPMorgan Chase & Co.	2,917	266,614
KeyCorp	10,295	192,928
Lincoln National Corp.	2,278	153,947
M&T Bank Corp.	1,517	245,678
Markel Corp. (a)	348	339,599
MarketAxess Holdings, Inc.	1,143	229,857
Marsh & McLennan Co., Inc.	4,992	389,176
Morgan Stanley	4,142	184,568
MSCI, Inc.	2,764	284,664
New York Community Bancorp, Inc.	16,888	221,739
Northern Trust Corp.	2,541	247,011
Old Republic International Corp.	13,382	261,350
PacWest Bancorp	3,402	158,873
People's United Financial, Inc.	13,067	230,763
Principal Financial Group, Inc.	3,482	223,092
Prosperity Bancshares, Inc.	2,375	152,570
Prudential Financial, Inc.	1,972	213,252
Raymond James Financial, Inc.	2,642	211,941
Regions Financial Corp.	11,216	164,202
Reinsurance Group of America, Inc.	2,627	337,281
S&P Global, Inc.	2,045	298,550
Santander Consumer USA Holdings, Inc. (a)	9,265	118,221
SEI Investments Co.	4,119	221,520

See notes to financial statements.

18

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Signature Bank (a)	1,207	$173,241
SLM Corp. (a)	13,204	151,846
State Street Corp.	2,442	219,121
SunTrust Banks, Inc.	3,735	211,849
SVB Financial Group (a)	732	128,678
Synchrony Financial	5,910	176,236
Synovus Financial Corp.	5,316	235,180
T. Rowe Price Group, Inc.	3,385	251,201
TD Ameritrade Holding Corp.	4,333	186,276
TFS Financial Corp.	21,052	325,675
The Allstate Corp.	5,387	476,425
The Bank of New York Mellon Corp.	4,800	244,896
The Charles Schwab Corp.	4,238	182,064
The Goldman Sachs Group, Inc.	914	202,817
The PNC Financial Services Group, Inc.	2,011	251,114
The Progressive Corp.	9,312	410,566
The Travelers Co., Inc.	2,971	375,921
Torchmark Corp.	4,571	349,682
U.S. Bancorp	6,034	313,285
Unum Group	4,229	197,198
W.R. Berkley Corp.	5,197	359,476
Webster Financial Corp.	3,746	195,616
Wells Fargo & Co.	4,121	228,345
Western Alliance BanCorp (a)	3,682	181,154
Zions BanCorp	3,845	168,834
		21,583,447
Health Care (11.2%):
AbbVie, Inc.	3,789	274,740
ABIOMED, Inc. (a)	1,463	209,648
Aetna, Inc.	1,894	287,566
Agilent Technologies, Inc.	4,639	275,139
Alexion Pharmaceuticals, Inc. (a)	986	119,967
Align Technology, Inc. (a)	2,184	327,862
AmerisourceBergen Corp.	1,844	174,313
Amgen, Inc.	1,251	215,460
Anthem, Inc.	1,381	259,808
Baxter International, Inc.	5,287	320,075
Becton, Dickinson & Co.	1,613	314,712
Biogen, Inc. (a)	616	167,158
Bristol-Myers Squibb Co.	2,572	143,312
C.R. Bard, Inc.	1,125	355,624
Cardinal Health, Inc.	2,657	207,033
Celgene Corp. (a)	1,587	206,104
Cerner Corp. (a)	3,946	262,291
Cigna Corp.	1,395	233,509
Danaher Corp.	4,114	347,180
DaVita, Inc. (a)	3,531	228,668
Dentsply Sirona, Inc.	4,504	292,039
Edwards Lifesciences Corp. (a)	1,709	202,072
Eli Lilly & Co.	2,822	232,251

See notes to financial statements.

19

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Express Scripts Holding Co. (a)	3,196	$204,033
Gilead Sciences, Inc.	2,998	212,198
HCA Holdings, Inc. (a)	2,381	207,623
Henry Schein, Inc. (a)	1,401	256,411
Hologic, Inc. (a)	6,043	274,231
IDEXX Laboratories, Inc. (a)	1,266	204,358
Illumina, Inc. (a)	674	116,952
Incyte Pharmaceuticals, Inc. (a)	984	123,895
Intuitive Surgical, Inc. (a)	363	339,539
Johnson & Johnson	3,551	469,761
Laboratory Corp. of America Holdings (a)	1,783	274,832
McKesson Corp.	880	144,795
Mednax, Inc. (a)	3,131	189,018
Merck & Co., Inc.	3,664	234,826
Mettler-Toledo International, Inc. (a)	535	314,869
PerkinElmer, Inc.	5,057	344,585
Pfizer, Inc.	8,896	298,817
Quest Diagnostics, Inc.	3,366	374,165
Regeneron Pharmaceuticals, Inc. (a)	398	195,474
ResMed, Inc.	3,246	252,766
Stryker Corp.	2,192	304,206
Teleflex, Inc.	1,106	229,783
The Cooper Co., Inc.	1,529	366,073
Thermo Fisher Scientific, Inc.	1,707	297,820
United Therapeutics Corp. (a)	988	128,173
UnitedHealth Group, Inc.	1,841	341,358
Universal Health Services, Inc., Class B	1,458	177,993
Varian Medical Systems, Inc. (a)	2,907	299,973
Veeva Systems, Inc. (a)	4,278	262,284
Waters Corp. (a)	1,407	258,663
WellCare Health Plans, Inc. (a)	1,536	275,804
West Pharmaceutical Services, Inc.	3,003	283,844
Zoetis, Inc.	5,272	328,867
		14,244,520
Industrials (17.6%):
3M Co.	2,281	474,881
A.O. Smith Corp.	5,156	290,437
Acuity Brands, Inc.	798	162,217
Aecom (a)	3,962	128,091
AGCO Corp.	3,596	242,334
Alaska Air Group, Inc.	2,248	201,781
Allison Transmission Holdings, Inc.	6,853	257,056
AMERCO, Inc.	666	243,796
American Airlines Group, Inc.	3,264	164,244
AMETEK, Inc.	5,042	305,394
C.H. Robinson Worldwide, Inc.	4,250	291,890
Cintas Corp.	2,293	289,010
Colfax Corp. (a)	3,931	154,763
Copart, Inc. (a)	9,782	310,970
CSX Corp.	3,281	179,011

See notes to financial statements.

20

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Cummins, Inc.	1,418	$230,028
Deere & Co.	1,987	245,573
Delta Air Lines, Inc.	3,688	198,193
Donaldson Co., Inc.	5,537	252,155
Dover Corp.	2,745	220,204
Eaton Corp. PLC	3,160	245,943
Emerson Electric Co.	3,990	237,884
Equifax, Inc.	2,021	277,726
Expeditors International of Washington, Inc.	6,346	358,422
Fastenal Co.	4,692	204,243
Fluor Corp.	2,999	137,294
Fortune Brands Home & Security, Inc.	4,376	285,490
General Dynamics Corp.	1,763	349,250
HEICO Corp.	3,955	284,127
Hexcel Corp.	4,609	243,309
Honeywell International, Inc.	2,633	350,953
Hubbell, Inc.	2,709	306,578
Huntington Ingalls Industries, Inc.	1,055	196,399
IDEX Corp.	3,323	375,533
Illinois Tool Works, Inc.	2,570	368,154
Ingersoll-Rand PLC	3,034	277,277
J.B. Hunt Transport Services, Inc.	2,897	264,728
Jacobs Engineering Group, Inc.	3,544	192,759
JetBlue Airways Corp. (a)	8,684	198,256
Kansas City Southern	2,312	241,951
KAR Auction Services, Inc.	6,504	272,973
L3 Technologies, Inc.	1,572	262,650
Lennox International, Inc.	1,711	314,208
Lincoln Electric Holdings, Inc.	2,725	250,945
Lockheed Martin Corp.	1,149	318,974
Macquarie Infrastructure Corp.	3,590	281,456
Manpowergroup, Inc.	1,716	191,591
Masco Corp.	6,141	234,648
MSC Industrial Direct Co., Inc., Class A	2,601	223,582
Nielsen Holdings PLC	4,275	165,272
Nordson Corp.	1,649	200,057
Norfolk Southern Corp.	2,071	252,041
Northrop Grumman Corp.	1,467	376,594
Old Dominion Freight Line, Inc.	2,768	263,624
Orbital ATK, Inc.	1,653	162,589
Oshkosh Corp.	2,443	168,274
Owens Corning, Inc.	3,892	260,453
Parker-Hannifin Corp.	1,491	238,292
Quanta Services, Inc. (a)	5,183	170,624
Raytheon Co.	2,155	347,989
Republic Services, Inc., Class A	7,236	461,149
Robert Half International, Inc.	3,581	171,637
Rockwell Automation, Inc.	1,468	237,757
Rockwell Collins, Inc.	3,073	322,911
Rollins, Inc.	8,818	358,981

See notes to financial statements.

21

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Roper Technologies, Inc.	1,492	$345,443
Sensata Technologies Holding NV (a)	5,009	213,984
Snap-on, Inc.	1,524	240,792
Southwest Airlines Co.	2,919	181,387
Spirit Aerosystems Holdings, Inc., Class A	3,539	205,050
Stanley Black & Decker, Inc.	2,215	311,717
Stericycle, Inc. (a)	2,100	160,272
Textron, Inc.	4,722	222,406
The Middleby Corp. (a)	1,593	193,565
Toro Co.	5,010	347,143
TransDigm Group, Inc.	852	229,077
TransUnion (a)	5,810	251,631
Union Pacific Corp.	2,441	265,849
United Continental Holdings, Inc. (a)	2,081	156,595
United Rentals, Inc. (a)	1,009	113,724
United Technologies Corp.	3,274	399,788
USG Corp. (a)	5,080	147,422
Verisk Analytics, Inc., Class A (a)	4,543	383,293
W.W. Grainger, Inc.	1,012	182,696
Wabtec Corp.	2,576	235,704
Waste Management, Inc.	6,122	449,049
Watsco, Inc.	1,661	256,127
Xylem, Inc.	5,614	311,184
		22,551,473
Information Technology (16.3%):
Activision Blizzard, Inc.	3,494	201,150
Adobe Systems, Inc. (a)	2,256	319,089
Akamai Technologies, Inc. (a)	2,415	120,291
Alliance Data Systems Corp.	828	212,539
Alphabet, Inc., Class A (a)	396	368,153
Amdocs Ltd.	5,824	375,415
Amphenol Corp., Class A	5,157	380,690
Analog Devices, Inc.	2,764	215,039
ANSYS, Inc. (a)	2,644	321,722
Apple, Inc.	2,066	297,546
Applied Materials, Inc.	5,770	238,359
Arista Networks, Inc. (a)	1,126	168,664
Arrow Electronics, Inc. (a)	3,112	244,043
Automatic Data Processing, Inc.	3,107	318,343
Avnet, Inc.	5,183	201,515
Black Knight Financial Services, Inc., Class A (a)	6,205	254,095
Booz Allen Hamilton Holdings Corp.	7,034	228,886
Broadridge Financial Solutions, Inc.	4,456	336,695
CA, Inc.	8,571	295,442
Cadence Design Systems, Inc. (a)	7,181	240,492
CDK Global, Inc.	4,732	293,668
CDW Corp. of Delaware	4,298	268,754
Cisco Systems, Inc.	9,884	309,369
Citrix Systems, Inc. (a)	2,840	226,007
Cognex Corp.	2,304	195,610

See notes to financial statements.

22

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Cognizant Technology Solutions Corp., Class A	2,993	$198,735
CommScope Holding Co., Inc. (a)	5,288	201,103
Costar Group, Inc. (a)	1,021	269,136
Dolby Laboratories, Inc.	6,397	313,197
eBay, Inc. (a)	5,752	200,860
Echostar Holding Corp. (a)	4,125	250,388
F5 Networks, Inc. (a)	1,540	195,672
Facebook, Inc., Class A (a)	2,040	307,999
Fidelity National Information Services, Inc.	3,670	313,418
Fiserv, Inc. (a)	2,981	364,696
FleetCor Technologies, Inc. (a)	1,128	162,669
FLIR Systems, Inc.	6,154	213,298
Gartner, Inc. (a)	2,043	252,331
Genpact Ltd.	11,810	328,672
Global Payments, Inc.	2,588	233,748
Harris Corp.	2,873	313,386
Hewlett Packard Enterprises Co.	11,988	198,881
HP, Inc.	11,003	192,332
Intel Corp.	7,698	259,731
International Business Machines Corp.	1,837	282,586
IPG Photonics Corp. (a)	1,653	239,850
Jabil Circuit, Inc.	6,969	203,425
Jack Henry & Associates, Inc.	4,002	415,689
Juniper Networks, Inc.	7,047	196,470
Keysight Technologies, Inc. (a)	6,471	251,916
KLA-Tencor Corp.	2,508	229,507
Lam Research Corp.	1,830	258,817
Leidos Holdings, Inc.	2,386	123,332
Mastercard, Inc., Class A	2,735	332,166
Maxim Integrated Products, Inc.	5,291	237,566
Microsoft Corp.	4,835	333,276
Motorola Solutions, Inc.	3,548	307,754
NCR Corp. (a)	3,482	142,205
Nvidia Corp.	1,136	164,220
ON Semiconductor Corp. (a)	10,522	147,729
Oracle Corp.	7,851	393,648
Paychex, Inc.	5,143	292,842
PayPal Holdings, Inc. (a)	5,219	280,104
QUALCOMM, Inc.	3,056	168,752
Red Hat, Inc. (a)	2,290	219,268
Sabre Corp.	8,711	189,638
Skyworks Solutions, Inc.	1,533	147,091
SS&C Technologies Holdings, Inc.	5,993	230,191
SYNNEX Corp.	2,029	243,399
Synopsys, Inc. (a)	4,131	301,274
Texas Instruments, Inc.	3,446	265,101
The Ultimate Software Group, Inc. (a)	1,099	230,856
Total System Services, Inc.	4,060	236,495
Trimble Navigation Ltd. (a)	6,530	232,925
Tyler Technologies, Inc. (a)	1,537	270,005

See notes to financial statements.

23

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Vantiv, Inc. (a)	4,201	$266,091
VeriSign, Inc. (a)	2,580	239,837
Visa, Inc., Class A	3,420	320,728
VMware, Inc., Class A (a)	2,584	225,919
WEX, Inc. (a)	1,937	201,971
Xerox Corp.	5,752	165,255
Xilinx, Inc.	4,573	294,135
		20,683,861
Materials (4.6%):
Avery Dennison Corp.	2,974	262,812
Berry Global Group, Inc. (a)	4,664	265,895
Celanese Corp.	2,380	225,957
Crown Holdings, Inc. (a)	5,279	314,945
Eagle Materials, Inc., Class A	1,757	162,382
Eastman Chemical Co.	2,896	243,235
Ecolab, Inc.	3,109	412,720
FMC Corp.	3,168	231,422
Huntsman Corp.	5,735	148,192
International Flavors & Fragrances, Inc.	2,239	302,265
International Paper Co.	4,685	265,218
LyondellBasell Industries NV, Class A	2,344	197,810
Martin Marietta Materials, Inc.	893	198,764
NewMarket Corp.	634	291,944
Nucor Corp.	2,818	163,078
Packaging Corp. of America	2,519	280,591
Praxair, Inc.	2,795	370,477
Reliance Steel & Aluminum Co.	2,290	166,735
Sealed Air Corp.	5,708	255,490
Sonoco Products Co.	6,275	322,661
Steel Dynamics, Inc.	4,521	161,897
The Sherwin-Williams Co.	705	247,427
Vulcan Materials Co.	1,597	202,308
Westlake Chemical Corp.	2,660	176,119
		5,870,344
Real Estate (0.5%):
CBRE Group, Inc., Class A (a)	4,720	171,808
Howard Hughes Corp. (a)	2,418	297,027
Jones Lang LaSalle, Inc.	1,408	176,000
		644,835
Telecommunication Services (0.8%):
AT&T, Inc.	8,035	303,161
CenturyLink, Inc. (b)	7,856	187,601
T-Mobile US, Inc. (a)	3,305	200,349
Verizon Communications, Inc.	6,749	301,410
		992,521
Utilities (6.3%):
Alliant Energy Corp.	7,217	289,907
Ameren Corp.	5,585	305,332

See notes to financial statements.

24

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
American Water Works Co., Inc.	3,832	$298,704
Aqua America, Inc.	9,239	307,659
Atmos Energy Corp.	3,785	313,966
Avangrid, Inc.	6,497	286,843
CMS Energy Corp.	7,065	326,756
Consolidated Edison, Inc.	3,919	316,734
Dominion Resources, Inc.	3,891	298,167
DTE Energy Co.	3,189	337,364
Edison International	4,002	312,916
Eversource Energy	5,383	326,802
Exelon Corp.	6,693	241,417
Great Plains Energy, Inc.	11,240	329,107
NextEra Energy, Inc.	2,263	317,114
NiSource, Inc.	12,096	306,755
OGE Energy Corp.	7,956	276,789
PG&E Corp.	4,826	320,302
Pinnacle West Capital Corp.	3,907	332,719
PPL Corp.	8,423	325,633
SCANA Corp.	4,012	268,844
Sempra Energy	2,530	285,258
The Southern Co.	6,902	330,468
Vectren Corp.	5,112	298,745
WEC Energy Group, Inc.	4,994	306,532
Xcel Energy, Inc.	7,034	322,720
		7,983,553
Total Common Stocks (Cost $95,377,081)		125,971,847
Collateral for Securities Loaned (0.5%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (c)	552,141	552,141
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (c)	103,577	103,577
Total Collateral for Securities Loaned (Cost $655,718)		655,718
Total Investments (Cost $96,032,799) — 99.6%		126,627,565
Other assets in excess of liabilities — 0.4%		464,633
NET ASSETS — 100.00%		$127,092,198

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

See notes to financial statements.

25

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2017

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	10	9/15/17	$1,210,450	$(3,515)

See notes to financial statements.

26

Victory Portfolios II Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Consolidated Schedule of Portfolio Investments June 30, 2017
Security Description	Principal Amount	Value
U.S. Treasury Obligations (80.9%)
U.S. Treasury Bills 0.60%, 7/13/17 (a) (b)	$2,000,000	$1,999,570
0.98%, 9/28/17 (a) (b)	2,000,000	1,995,116
1.02%, 10/26/17 (a) (b)	2,000,000	1,993,354
1.07%, 2/1/18 (a) (b)	2,000,000	1,987,296
U.S. Treasury Notes, 0.88%, 7/15/17 (a)	2,500,000	2,500,000
Total U.S. Treasury Obligations (Cost $10,478,941)		10,475,336
Total Investments (Cost $10,478,941) — 80.9%		10,475,336
Other assets in excess of liabilities — 19.1%		2,468,924
NET ASSETS — 100.00%		$12,944,260

(a)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(b)  Rate represents the effective yield at June 30, 2017.

Futures Contracts Purchased*

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Cocoa Future	29	9/14/17	$562,600	$(21,428)
Coffee 'C' Future	12	9/19/17	565,650	(12,103)
Copper Future	11	9/27/17	745,525	24,401
Corn Future	37	12/14/17	725,200	(11,310)
Cotton NO.2 Future	20	12/06/17	685,900	(27,604)
Gasoline RBOB Future	6	7/31/17	381,452	9,865
Gold 100 Oz Future	9	8/29/17	1,118,071	7,950
Lean Hogs Future	20	8/14/17	670,000	22,690
Live Cattle Future	17	8/31/17	790,840	(28,315)
Natural Gas Future	13	7/27/17	394,550	2,243
NEW YORK Harbor USLD Future	7	7/31/17	436,031	16,362
NYMEX WTI Crude Future	9	7/20/17	414,360	4,060
Primary Aluminum Future	22	9/18/17	1,055,725	22,843
Silver Future	7	9/27/17	581,945	(13,571)
Soybean Future	14	11/14/17	668,325	11,892
Soybean Meal Future	19	12/14/17	591,280	8,405
Soybean Oil Future	35	12/14/17	700,140	19,385
Sugar #11 Future	25	9/29/17	386,680	(6,980)
Wheat Future	30	9/14/17	789,000	97,287
Zinc Future	9	9/18/17	621,000	31,453
				$157,525

*  All of these investments are held by CEMPCSVWF Fund Ltd., the wholly owned subsidiary.

See notes to financial statements.

27

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments June 30, 2017
Security Description	Shares	Value
Common Stocks (90.5%)
Consumer Discretionary (13.7%):
Advance Auto Parts, Inc.	52	$6,063
Amazon.com, Inc. (a)	12	11,615
Aramark	274	11,229
AutoZone, Inc. (a)	16	9,127
Bed Bath & Beyond, Inc.	196	5,958
Best Buy Co., Inc.	126	7,224
Brunswick Corp.	110	6,900
Burlington Stores, Inc. (a)	72	6,623
CarMax, Inc. (a)	106	6,684
Carnival Corp., Class A	157	10,294
Cinemark Holdings, Inc.	245	9,518
Coach, Inc.	217	10,273
Comcast Corp., Class A	394	15,334
D.R. Horton, Inc.	256	8,850
Darden Restaurants, Inc.	136	12,300
Dick's Sporting Goods, Inc.	138	5,497
Discovery Communications, Inc., Class A (a)	272	7,026
DISH Network Corp. (a)	115	7,217
Dollar General Corp.	87	6,272
Dollar Tree, Inc. (a)	102	7,132
Domino's Pizza, Inc.	52	11,000
Dunkin' Brands Group, Inc.	185	10,197
Foot Locker, Inc.	102	5,027
General Motors Co.	205	7,161
Gentex Corp.	423	8,025
Genuine Parts Co.	117	10,853
Hanesbrands, Inc.	288	6,670
Harley-Davidson, Inc.	98	5,294
Hasbro, Inc.	75	8,364
Hyatt Hotels Corp., Class A (a)	178	10,005
Kohl's Corp.	109	4,215
L Brands, Inc.	119	6,413
Las Vegas Sands Corp.	122	7,795
Lear Corp.	51	7,246
Leggett & Platt, Inc.	224	11,767
Lennar Corp., Class A	172	9,171
LKQ Corp. (a)	294	9,687
Lowe's Co., Inc.	129	10,001
Macy's, Inc.	162	3,765
Marriott International, Inc., Class A	117	11,736
McDonald's Corp.	116	17,767
MGM Resorts International	304	9,512
Mohawk Industries, Inc. (a)	39	9,426
Netflix, Inc. (a)	38	5,678
Newell Brands, Inc.	171	9,169
Nike, Inc., Class B	191	11,268
Norwegian Cruise Line Holdings Ltd. (a)	103	5,592
NVR, Inc. (a)	5	12,052
See notes to financial statements.

28

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Omnicom Group, Inc.	135	$11,192
O'Reilly Automotive, Inc. (a)	36	7,875
Panera Bread Co., Class A (a)	39	12,271
Polaris Industries, Inc.	70	6,456
Pool Corp.	109	12,815
PulteGroup, Inc.	356	8,733
PVH Corp.	65	7,443
Ross Stores, Inc.	188	10,853
Royal Caribbean Cruises Ltd.	63	6,881
Scripps Networks Interactive, Inc., Class A	103	7,036
Service Corp. International	386	12,912
Servicemaster Global Holdings, Inc. (a)	249	9,758
Sirius XM Holdings, Inc. (b)	2,087	11,416
Starbucks Corp.	224	13,061
Target Corp.	140	7,320
TEGNA, Inc.	434	6,254
The Gap, Inc.	195	4,288
The Goodyear Tire & Rubber Co.	188	6,572
The Home Depot, Inc.	90	13,806
The Interpublic Group of Co., Inc.	384	9,446
The Priceline Group, Inc. (a)	5	9,353
The TJX Cos., Inc.	154	11,114
The Walt Disney Co.	150	15,938
Thor Industries, Inc.	72	7,525
Tiffany & Co.	89	8,354
Toll Brothers, Inc.	209	8,258
Tractor Supply Co.	95	5,150
TripAdvisor, Inc. (a)	120	4,584
Twenty-First Century Fox, Inc.	273	7,737
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	32	9,195
VF Corp.	161	9,274
Viacom, Inc., Class B	160	5,371
Whirlpool Corp.	39	7,473
Wyndham Worldwide Corp.	103	10,342
Yum! Brands, Inc.	190	14,014
		736,062
Consumer Staples (7.5%):
Altria Group, Inc.	185	13,777
Archer-Daniels-Midland Co.	193	7,986
Blue Buffalo Pet Products, Inc. (a)	345	7,869
Brown-Forman Corp., Class B	264	12,830
Bunge Ltd.	91	6,789
Church & Dwight Co., Inc.	212	10,999
Colgate-Palmolive Co.	167	12,380
Conagra Brands, Inc.	246	8,797
Constellation Brands, Inc., Class A	54	10,461
Costco Wholesale Corp.	80	12,794
CVS Health Corp.	104	8,368
Dr Pepper Snapple Group, Inc.	133	12,118

See notes to financial statements.

29

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
General Mills, Inc.	182	$10,083
Hormel Foods Corp.	266	9,073
Ingredion, Inc.	80	9,537
Kimberly-Clark Corp.	98	12,653
McCormick & Co., Inc.	130	12,677
Molson Coors Brewing Co., Class B	94	8,116
Mondelez International, Inc., Class A	184	7,947
Monster Beverage Corp. (a)	250	12,420
PepsiCo, Inc.	146	16,862
Philip Morris International, Inc.	106	12,450
Pilgrim's Pride Corp. (a)	307	6,729
Pinnacle Foods, Inc.	171	10,157
Spectrum Brands Holdings, Inc.	58	7,252
Sysco Corp.	218	10,972
The Clorox Co.	97	12,924
The Coca-Cola Co.	360	16,146
The Estee Lauder Cos., Inc., Class A	136	13,053
The Hershey Co.	68	7,301
The J.M. Smucker Co.	78	9,230
The Kraft Heinz Co.	98	8,393
The Kroger Co.	298	6,949
The Procter & Gamble Co.	156	13,595
Tyson Foods, Inc., Class A	108	6,764
Walgreens Boots Alliance, Inc.	133	10,415
Wal-Mart Stores, Inc.	198	14,985
Whole Foods Market, Inc.	289	12,170
		404,021
Energy (1.2%):
Cheniere Energy Partners LP Holdings, LLC	350	9,408
Exxon Mobil Corp.	154	12,433
Marathon Petroleum Corp.	118	6,175
ONEOK, Inc.	135	7,042
Phillips 66	141	11,659
Tesoro Corp.	79	7,394
Valero Energy Corp.	115	7,758
		61,869
Financials (15.6%):
Affiliated Managers Group, Inc.	40	6,634
Aflac, Inc.	186	14,448
Alleghany Corp. (a)	22	13,086
Ally Financial, Inc.	338	7,064
American Express Co.	126	10,614
American Financial Group, Inc.	139	13,812
Ameriprise Financial, Inc.	48	6,110
Arthur J. Gallagher & Co.	236	13,511
Assurant, Inc.	94	9,747
Bank of America Corp.	298	7,229
Bank of The Ozarks, Inc.	116	5,437
BB&T Corp.	209	9,491

See notes to financial statements.

30

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Berkshire Hathaway, Inc., Class B (a)	90	$15,243
BlackRock, Inc., Class A	26	10,983
BOK Financial Corp.	106	8,918
Brown & Brown, Inc.	289	12,447
Capital One Financial Corp.	92	7,601
CBOE Holdings, Inc.	145	13,254
Cincinnati Financial Corp.	164	11,882
Citigroup, Inc.	132	8,828
Citizens Financial Group, Inc.	182	6,494
CME Group, Inc.	94	11,773
CNA Financial Corp.	226	11,018
Comerica, Inc.	96	7,031
Commerce Bank, Inc.	172	9,775
Cullen/Frost Bankers, Inc.	83	7,795
Discover Financial Services	142	8,831
E*TRADE Financial Corp. (a)	180	6,845
East West Bancorp, Inc.	123	7,205
Eaton Vance Corp.	179	8,470
Erie Indemnity Co., Class A	129	16,134
FactSet Research Systems, Inc.	62	10,303
Fifth Third Bancorp	273	7,087
First Horizon National Corp.	408	7,107
First Republic Bank	94	9,409
Franklin Resources, Inc.	166	7,435
Huntington Bancshares, Inc.	499	6,746
Interactive Brokers Group, Inc., Class A	218	8,158
Intercontinental Exchange, Inc.	193	12,723
Invesco Ltd.	199	7,002
JPMorgan Chase & Co.	111	10,145
KeyCorp	393	7,365
Lincoln National Corp.	87	5,879
M&T Bank Corp.	58	9,393
Markel Corp. (a)	13	12,686
MarketAxess Holdings, Inc.	43	8,647
Marsh & McLennan Co., Inc.	190	14,812
Morgan Stanley	158	7,040
MSCI, Inc.	106	10,917
New York Community Bancorp, Inc.	646	8,482
Northern Trust Corp.	97	9,429
Old Republic International Corp.	511	9,980
PacWest Bancorp	130	6,071
People's United Financial, Inc.	500	8,830
Principal Financial Group, Inc.	133	8,521
Prosperity Bancshares, Inc.	90	5,782
Prudential Financial, Inc.	75	8,111
Raymond James Financial, Inc.	101	8,102
Regions Financial Corp.	428	6,266
Reinsurance Group of America, Inc.	100	12,839
S&P Global, Inc.	78	11,387
Santander Consumer USA Holdings, Inc. (a)	354	4,517

See notes to financial statements.

31

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
SEI Investments Co.	157	$8,443
Signature Bank (a)	46	6,602
SLM Corp. (a)	505	5,808
State Street Corp.	93	8,345
SunTrust Banks, Inc.	143	8,111
SVB Financial Group (a)	28	4,922
Synchrony Financial	227	6,769
Synovus Financial Corp.	204	9,025
T. Rowe Price Group, Inc.	129	9,573
TD Ameritrade Holding Corp.	165	7,093
TFS Financial Corp.	806	12,469
The Allstate Corp.	207	18,308
The Bank of New York Mellon Corp.	183	9,337
The Charles Schwab Corp.	162	6,960
The Goldman Sachs Group, Inc.	34	7,545
The PNC Financial Services Group, Inc.	77	9,615
The Progressive Corp.	356	15,696
The Travelers Co., Inc.	114	14,424
Torchmark Corp.	175	13,388
U.S. Bancorp	232	12,046
Unum Group	162	7,554
W.R. Berkley Corp.	200	13,834
Webster Financial Corp.	144	7,520
Wells Fargo & Co.	157	8,699
Western Alliance BanCorp (a)	141	6,937
Zions BanCorp	147	6,455
		824,359
Health Care (10.1%):
AbbVie, Inc.	144	10,441
ABIOMED, Inc. (a)	56	8,025
Aetna, Inc.	72	10,932
Agilent Technologies, Inc.	177	10,498
Alexion Pharmaceuticals, Inc. (a)	37	4,502
Align Technology, Inc. (a)	83	12,460
AmerisourceBergen Corp.	70	6,617
Amgen, Inc.	48	8,267
Anthem, Inc.	52	9,783
Baxter International, Inc.	203	12,290
Becton, Dickinson & Co.	61	11,902
Biogen, Inc. (a)	23	6,241
Bristol-Myers Squibb Co.	98	5,461
C.R. Bard, Inc.	42	13,277
Cardinal Health, Inc.	101	7,870
Celgene Corp. (a)	61	7,922
Cerner Corp. (a)	151	10,037
Cigna Corp.	53	8,872
Danaher Corp.	157	13,249
DaVita, Inc. (a)	135	8,743
Dentsply Sirona, Inc.	172	11,152
Edwards Lifesciences Corp. (a)	65	7,686

See notes to financial statements.

32

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Eli Lilly & Co.	108	$8,888
Express Scripts Holding Co. (a)	122	7,788
Gilead Sciences, Inc.	115	8,140
HCA Holdings, Inc. (a)	91	7,935
Henry Schein, Inc. (a)	53	9,700
Hologic, Inc. (a)	232	10,528
IDEXX Laboratories, Inc. (a)	48	7,748
Illumina, Inc. (a)	25	4,338
Incyte Pharmaceuticals, Inc. (a)	37	4,659
Intuitive Surgical, Inc. (a)	14	13,095
Johnson & Johnson	136	17,991
Laboratory Corp. of America Holdings (a)	68	10,482
McKesson Corp.	33	5,430
Mednax, Inc. (a)	119	7,184
Merck & Co., Inc.	140	8,973
Mettler-Toledo International, Inc. (a)	20	11,771
PerkinElmer, Inc.	194	13,218
Pfizer, Inc.	340	11,421
Quest Diagnostics, Inc.	128	14,228
Regeneron Pharmaceuticals, Inc. (a)	14	6,876
ResMed, Inc.	124	9,656
Stryker Corp.	84	11,658
Teleflex, Inc.	42	8,726
The Cooper Co., Inc.	58	13,885
Thermo Fisher Scientific, Inc.	65	11,341
United Therapeutics Corp. (a)	37	4,800
UnitedHealth Group, Inc.	70	12,979
Universal Health Services, Inc., Class B	55	6,714
Varian Medical Systems, Inc. (a)	111	11,454
Veeva Systems, Inc. (a)	163	9,994
Waters Corp. (a)	53	9,744
WellCare Health Plans, Inc. (a)	59	10,594
West Pharmaceutical Services, Inc.	115	10,870
Zoetis, Inc.	201	12,538
		541,573
Industrials (16.3%):
3M Co.	87	18,113
A.O. Smith Corp.	198	11,153
Acuity Brands, Inc.	30	6,098
Aecom (a)	152	4,914
AGCO Corp.	137	9,232
Alaska Air Group, Inc.	86	7,719
Allison Transmission Holdings, Inc.	262	9,828
AMERCO, Inc.	25	9,152
American Airlines Group, Inc.	125	6,290
AMETEK, Inc.	193	11,690
C.H. Robinson Worldwide, Inc.	163	11,195
Cintas Corp.	88	11,092
Colfax Corp. (a)	150	5,906
Copart, Inc. (a)	374	11,889

See notes to financial statements.

33

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
CSX Corp.	126	$6,875
Cummins, Inc.	54	8,760
Deere & Co.	76	9,393
Delta Air Lines, Inc.	141	7,577
Donaldson Co., Inc.	212	9,654
Dover Corp.	105	8,423
Eaton Corp. PLC	121	9,417
Emerson Electric Co.	153	9,122
Equifax, Inc.	77	10,581
Expeditors International of Washington, Inc.	244	13,781
Fastenal Co.	180	7,835
Fluor Corp.	115	5,265
Fortune Brands Home & Security, Inc.	167	10,895
General Dynamics Corp.	67	13,273
HEICO Corp.	151	10,848
Hexcel Corp.	176	9,291
Honeywell International, Inc.	100	13,329
Hubbell, Inc.	103	11,657
Huntington Ingalls Industries, Inc.	40	7,446
IDEX Corp.	127	14,352
Illinois Tool Works, Inc.	98	14,039
Ingersoll-Rand PLC	116	10,601
J.B. Hunt Transport Services, Inc.	110	10,052
Jacobs Engineering Group, Inc.	135	7,343
JetBlue Airways Corp. (a)	332	7,580
Kansas City Southern	89	9,314
KAR Auction Services, Inc.	249	10,451
L3 Technologies, Inc.	60	10,025
Lennox International, Inc.	65	11,937
Lincoln Electric Holdings, Inc.	104	9,577
Lockheed Martin Corp.	43	11,937
Macquarie Infrastructure Corp.	137	10,741
Manpowergroup, Inc.	65	7,257
Masco Corp.	234	8,941
MSC Industrial Direct Co., Inc., Class A	99	8,510
Nielsen Holdings PLC	163	6,302
Nordson Corp.	62	7,522
Norfolk Southern Corp.	79	9,614
Northrop Grumman Corp.	56	14,376
Old Dominion Freight Line, Inc.	106	10,095
Orbital ATK, Inc.	63	6,197
Oshkosh Corp.	93	6,406
Owens Corning, Inc.	149	9,971
Parker-Hannifin Corp.	57	9,110
Quanta Services, Inc. (a)	199	6,551
Raytheon Co.	82	13,241
Republic Services, Inc., Class A	277	17,653
Robert Half International, Inc.	136	6,518
Rockwell Automation, Inc.	56	9,070
Rockwell Collins, Inc.	117	12,294

See notes to financial statements.

34

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Rollins, Inc.	337	$13,719
Roper Technologies, Inc.	57	13,197
Sensata Technologies Holding NV (a)	191	8,160
Snap-on, Inc.	58	9,164
Southwest Airlines Co.	111	6,898
Spirit Aerosystems Holdings, Inc., Class A	136	7,880
Stanley Black & Decker, Inc.	85	11,962
Stericycle, Inc. (a)	80	6,106
Textron, Inc.	180	8,478
The Middleby Corp. (a)	61	7,412
Toro Co.	191	13,234
TransDigm Group, Inc.	33	8,873
TransUnion (a)	223	9,658
Union Pacific Corp.	93	10,128
United Continental Holdings, Inc. (a)	80	6,020
United Rentals, Inc. (a)	38	4,283
United Technologies Corp.	125	15,263
USG Corp. (a)	195	5,659
Verisk Analytics, Inc., Class A (a)	173	14,597
W.W. Grainger, Inc.	38	6,860
Wabtec Corp.	98	8,967
Waste Management, Inc.	235	17,237
Watsco, Inc.	63	9,715
Xylem, Inc.	216	11,973
		860,713
Information Technology (15.0%):
Activision Blizzard, Inc.	134	7,714
Adobe Systems, Inc. (a)	86	12,164
Akamai Technologies, Inc. (a)	92	4,583
Alliance Data Systems Corp.	32	8,214
Alphabet, Inc., Class A (a)	14	13,016
Amdocs Ltd.	224	14,439
Amphenol Corp., Class A	198	14,617
Analog Devices, Inc.	106	8,247
ANSYS, Inc. (a)	101	12,290
Apple, Inc.	79	11,377
Applied Materials, Inc.	221	9,130
Arista Networks, Inc. (a)	42	6,291
Arrow Electronics, Inc. (a)	119	9,332
Automatic Data Processing, Inc.	118	12,090
Avnet, Inc.	199	7,737
Black Knight Financial Services, Inc., Class A (a)	237	9,705
Booz Allen Hamilton Holdings Corp.	270	8,786
Broadridge Financial Solutions, Inc.	171	12,921
CA, Inc.	327	11,272
Cadence Design Systems, Inc. (a)	274	9,176
CDK Global, Inc.	181	11,233
CDW Corp. of Delaware	164	10,255
Cisco Systems, Inc.	378	11,831
Citrix Systems, Inc. (a)	108	8,595

See notes to financial statements.

35

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Cognex Corp.	88	$7,471
Cognizant Technology Solutions Corp., Class A	115	7,636
CommScope Holding Co., Inc. (a)	203	7,720
Costar Group, Inc. (a)	39	10,280
Dolby Laboratories, Inc.	244	11,946
eBay, Inc. (a)	221	7,717
Echostar Holding Corp. (a)	158	9,591
F5 Networks, Inc. (a)	59	7,497
Facebook, Inc., Class A (a)	78	11,776
Fidelity National Information Services, Inc.	140	11,956
Fiserv, Inc. (a)	114	13,947
FleetCor Technologies, Inc. (a)	42	6,057
FLIR Systems, Inc.	235	8,145
Gartner, Inc. (a)	78	9,634
Genpact Ltd.	452	12,579
Global Payments, Inc.	98	8,851
Harris Corp.	109	11,889
Hewlett Packard Enterprises Co.	458	7,598
HP, Inc.	420	7,342
Intel Corp.	294	9,920
International Business Machines Corp.	70	10,768
IPG Photonics Corp. (a)	63	9,141
Jabil Circuit, Inc.	266	7,765
Jack Henry & Associates, Inc.	153	15,892
Juniper Networks, Inc.	270	7,528
Keysight Technologies, Inc. (a)	247	9,616
KLA-Tencor Corp.	96	8,785
Lam Research Corp.	70	9,900
Leidos Holdings, Inc.	91	4,704
Mastercard, Inc., Class A	105	12,752
Maxim Integrated Products, Inc.	203	9,115
Microsoft Corp.	185	12,751
Motorola Solutions, Inc.	136	11,797
NCR Corp. (a)	133	5,432
Nvidia Corp.	43	6,216
ON Semiconductor Corp. (a)	402	5,644
Oracle Corp.	300	15,041
Paychex, Inc.	198	11,274
PayPal Holdings, Inc. (a)	199	10,680
QUALCOMM, Inc.	117	6,461
Red Hat, Inc. (a)	88	8,426
Sabre Corp.	335	7,293
Skyworks Solutions, Inc.	59	5,661
SS&C Technologies Holdings, Inc.	229	8,796
SYNNEX Corp.	78	9,357
Synopsys, Inc. (a)	158	11,523
Texas Instruments, Inc.	132	10,154
The Ultimate Software Group, Inc. (a)	42	8,823
Total System Services, Inc.	155	9,029
Trimble Navigation Ltd. (a)	251	8,953

See notes to financial statements.

36

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Tyler Technologies, Inc. (a)	59	$10,365
Vantiv, Inc. (a)	161	10,198
VeriSign, Inc. (a)	98	9,110
Visa, Inc., Class A	131	12,285
VMware, Inc., Class A (a)	98	8,568
WEX, Inc. (a)	74	7,716
Xerox Corp.	220	6,321
Xilinx, Inc.	175	11,255
		789,662
Materials (4.2%):
Avery Dennison Corp.	114	10,074
Berry Global Group, Inc. (a)	178	10,148
Celanese Corp.	90	8,545
Crown Holdings, Inc. (a)	201	11,992
Eagle Materials, Inc., Class A	67	6,192
Eastman Chemical Co.	110	9,239
Ecolab, Inc.	118	15,664
FMC Corp.	121	8,839
Huntsman Corp.	219	5,659
International Flavors & Fragrances, Inc.	86	11,610
International Paper Co.	179	10,133
LyondellBasell Industries NV, Class A	89	7,511
Martin Marietta Materials, Inc.	33	7,345
NewMarket Corp.	23	10,591
Nucor Corp.	108	6,250
Packaging Corp. of America	96	10,693
Praxair, Inc.	107	14,183
Reliance Steel & Aluminum Co.	88	6,408
Sealed Air Corp.	218	9,758
Sonoco Products Co.	241	12,392
Steel Dynamics, Inc.	172	6,159
The Sherwin-Williams Co.	26	9,125
Vulcan Materials Co.	61	7,728
Westlake Chemical Corp.	101	6,687
		222,925
Real Estate (0.5%):
CBRE Group, Inc., Class A (a)	180	6,552
Howard Hughes Corp. (a)	92	11,301
Jones Lang LaSalle, Inc.	53	6,625
		24,478
Telecommunication Services (0.7%):
AT&T, Inc.	306	11,545
CenturyLink, Inc.	300	7,164
T-Mobile US, Inc. (a)	127	7,699
Verizon Communications, Inc.	259	11,567
		37,975
Utilities (5.7%):
Alliant Energy Corp.	276	11,087

See notes to financial statements.

37

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Ameren Corp.	214	$11,699
American Water Works Co., Inc.	146	11,381
Aqua America, Inc.	353	11,755
Atmos Energy Corp.	145	12,028
Avangrid, Inc.	249	10,993
CMS Energy Corp.	271	12,534
Consolidated Edison, Inc.	150	12,123
Dominion Resources, Inc.	149	11,418
DTE Energy Co.	122	12,906
Edison International	153	11,963
Eversource Energy	207	12,567
Exelon Corp.	255	9,198
Great Plains Energy, Inc.	430	12,590
NextEra Energy, Inc.	87	12,191
NiSource, Inc.	463	11,742
OGE Energy Corp.	304	10,576
PG&E Corp.	184	12,212
Pinnacle West Capital Corp.	149	12,690
PPL Corp.	322	12,449
SCANA Corp.	153	10,253
Sempra Energy	97	10,937
The Southern Co.	263	12,592
Vectren Corp.	196	11,454
WEC Energy Group, Inc.	190	11,662
Xcel Energy, Inc.	270	12,388
		305,388
Total Common Stocks (Cost $3,823,788)		4,809,025
Collateral for Securities Loaned (0.2%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (c)	8,335	8,335
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (c)	1,564	1,564
Total Collateral for Securities Loaned (Cost $9,899)		9,899
Total Investments (Cost $3,833,687) — 90.7%		4,818,924
Other assets in excess of liabilities — 9.3%		494,094
NET ASSETS — 100.00%		$5,313,018

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

See notes to financial statements.

38

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2017

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	13	9/15/17	$1,573,585	$6,025

See notes to financial statements.

39

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments June 30, 2017
Security Description	Shares	Fair Value(a)
Common Stocks (84.7%)
Australia (3.1%):
Consumer Discretionary (0.2%):
Crown Resorts Ltd.	9,405	$88,741
Energy (0.2%):
Woodside Petroleum Ltd.	4,851	111,248
Financials (1.9%):
Asx Ltd.	3,965	163,319
Australia & New Zealand Banking Group Ltd.	6,193	136,654
Commonwealth Bank of Australia	2,551	162,243
Insurance Australia Group Ltd.	29,002	151,108
Macquarie Group Ltd.	1,632	110,953
QBE Insurance Group Ltd.	8,563	77,702
Suncorp Group Ltd.	13,714	156,161
Westpac Banking Corp.	5,489	128,485
		1,086,625
Industrials (0.3%):
Aurizon Holdings Ltd.	30,819	126,907
Cimic Group Ltd.	2,083	62,136
		189,043
Telecommunication Services (0.3%):
Telstra Corp. Ltd.	40,727	134,532
Utilities (0.2%):
AGL Energy Ltd.	6,483	127,011
		1,737,200
Belgium (0.3%):
Telecommunication Services (0.3%):
Proximus SADP	5,169	180,888
Bermuda (0.1%):
Financials (0.1%):
Invesco Ltd.	2,336	82,204
Brazil (0.6%):
Financials (0.1%):
BB Seguridade Participacoes SA	9,600	82,949
Industrials (0.1%):
CCR SA	12,200	62,173
Utilities (0.4%):
EDP — Energias do Brasil SA	25,000	106,572
Engie Brasil Energia SA	10,162	105,078
		211,650
		356,772

See notes to financial statements.

40

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Fair Value(a)
Canada (2.9%):
Consumer Discretionary (0.4%):
Shaw Communications, Inc., Class B	9,955	$217,204
Energy (0.5%):
Inter Pipeline Ltd.	6,986	136,854
Pembina Pipeline Corp.	4,527	149,957
		286,811
Financials (0.3%):
IGM Financial, Inc. (b)	5,437	168,653
Materials (0.1%):
Potash Corp. of Saskatchewan, Inc.	4,702	76,699
Telecommunication Services (0.9%):
BCE, Inc.	5,723	257,769
TELUS Corp.	7,114	245,638
		503,407
Utilities (0.7%):
Canadian Utilities Ltd., Class A	6,010	193,149
Hydro One Ltd. (c)	11,414	204,494
		397,643
		1,650,417
Cayman Islands (0.1%):
Information Technology (0.1%):
FIH Mobile Ltd.	221,000	68,228
Chile (1.0%):
Consumer Staples (0.2%):
Cencosud SA	41,418	110,369
Financials (0.4%):
Banco Santander Chile	3,052,186	194,565
Utilities (0.4%):
Aguas Andinas SA	180,440	105,959
Empresa Nacional de Electricid SA	175,630	132,751
		238,710
		543,644
China (3.1%):
Consumer Discretionary (0.2%):
Xinhua Winshare Publishing And Media Co. Ltd.	120,000	100,676
Financials (0.9%):
Bank of China Ltd.	257,000	126,028
Bank of Communications Co. Ltd., Class H	149,000	105,119
Central China Securities Co. Ltd., Class H	165,000	78,183
China Construction Bank Corp.	145,000	112,763
China Galaxy Securities Co. Ltd.	107,500	96,364
		518,457

See notes to financial statements.

41

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Fair Value(a)
Industrials (0.7%):
China Machinery Engineering Corp.	133,000	$93,795
Jiangsu Expressway Co. Ltd.	78,000	110,046
Sinopec Engineering Group Co. Ltd., Class H	102,500	92,348
Zhejiang Expressway Co. Ltd., Class H	88,000	114,953
		411,142
Information Technology (0.2%):
Lenovo Group Ltd.	180,000	113,607
Real Estate (0.9%):
China Evergrande Group (b) (d)	132,778	238,214
China Vanke Co. Ltd.	26,600	75,242
Guangzhou R&f Properties, Class H	46,400	72,157
Red Star Macalline Group Corp. Ltd., Class H (c)	76,400	78,218
Soho China Ltd.	167,000	82,384
		546,215
Utilities (0.2%):
Huaneng Power International, Inc.	136,000	94,444
		1,784,541
Czech Republic (0.6%):
Financials (0.2%):
Komercni Banka AS	2,943	117,932
Telecommunication Services (0.2%):
O2 Czech Republic AS	9,668	114,772
Utilities (0.2%):
CEZ AS	6,908	120,324
		353,028
Denmark (0.2%):
Industrials (0.2%):
ISS A/S	3,455	135,738
Sampo Oyj, Class A	2,493	127,888
France (1.4%):
Consumer Discretionary (0.2%):
Vivendi Universal SA	5,820	129,579
Energy (0.2%):
Total SA	2,400	119,137
Financials (0.3%):
Credit Agricole SA	5,988	96,444
Natixis SA	11,367	76,293
		172,737

See notes to financial statements.

42

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Fair Value(a)
Utilities (0.7%):
Electricite de France SA (b)	8,707	$94,327
Suez Environnement Co.	7,737	143,243
Veolia Environnement SA	6,298	133,226
		370,796
		792,249
Germany (0.8%):
Consumer Discretionary (0.6%):
Bayerische Motoren Werke AG	1,156	107,502
Daimler AG, Registered Shares	1,497	108,561
ProSiebenSat.1 Media SE	2,590	108,634
		324,697
Materials (0.2%):
Evonik Industries AG	4,022	128,710
		453,407
Greece (0.2%):
Consumer Discretionary (0.2%):
OPAP SA	9,052	102,398
Hong Kong (2.5%):
Consumer Discretionary (0.2%):
Chow Tai Fook Jewellery Group Ltd.	87,600	92,813
Financials (0.6%):
BOC Hong Kong Holdings Ltd.	30,000	143,576
Hang Seng Bank	10,300	215,485
		359,061
Industrials (0.5%):
MTR Corp. Ltd.	30,500	171,639
Nws Holdings Ltd.	57,000	112,105
		283,744
Real Estate (0.8%):
Hang Lung Properties Ltd.	41,000	102,468
New World Development Co. Ltd.	84,000	106,481
Sino Land Co. Ltd.	56,000	91,753
Swire Pacific Ltd., Class A	15,500	151,311
		452,013
Utilities (0.4%):
China Resources Power Holdings Co. Ltd.	58,000	113,856
Power Assets Holdings Ltd.	14,500	127,995
		241,851
		1,429,482
India (0.3%):
Energy (0.2%):
Coal India Ltd.	23,042	87,036

See notes to financial statements.

43

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Fair Value(a)
Materials (0.1%):
Hindustan Zinc Ltd.	16,358	$66,612
		153,648
Indonesia (0.2%):
Consumer Staples (0.2%):
PT Gudang Garam TBK	18,400	108,214
Ireland (0.2%):
Industrials (0.2%):
Eaton Corp. PLC	1,411	109,818
Italy (1.1%):
Energy (0.2%):
Snam SpA	25,524	111,376
Financials (0.2%):
Assicurazioni Generali SpA	4,115	67,914
Intesa Sanpaolo SpA	20,621	65,582
		133,496
Industrials (0.2%):
Atlantia SpA	4,495	126,425
Utilities (0.5%):
Enel SpA	23,688	127,033
Terna Rete Elettrica Nazionale SpA (b)	23,964	129,415
		256,448
		627,745
Japan (0.6%):
Consumer Discretionary (0.2%):
Nissan Motor Co. Ltd.	9,300	92,872
Information Technology (0.4%):
Canon, Inc. (b)	3,500	119,070
Oracle Corp. Japan	2,000	130,113
		249,183
		342,055
Korea, Republic Of (0.3%):
Telecommunication Services (0.3%):
SK Telecom Co. Ltd.	754	175,365
Malaysia (1.7%):
Consumer Staples (0.1%):
British American Tobacco Malaysia BHD	7,500	75,934
Financials (0.3%):
Malayan Banking BHD	86,000	193,022

See notes to financial statements.

44

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Fair Value(a)
Industrials (0.7%):
HAP Seng Consolidated BHD	83,100	$178,916
MISC Berhad	108,700	189,174
		368,090
Telecommunication Services (0.4%):
DiGi.Com BHD (b)	189,300	220,618
Utilities (0.2%):
YTL Corp. BHD	389,300	132,491
		990,155
Mexico (0.9%):
Consumer Staples (0.4%):
Kimberly-Clark de Mexico SAB de CV, Series A	46,289	97,980
Wal-Mart de Mexico SAB de CV	59,568	138,136
		236,116
Financials (0.2%):
Grupo Financiero Santander Mexico, Class B	58,340	112,911
Industrials (0.3%):
Grupo Aeroportuario del Pacifico SAB de CV	12,062	135,935
		484,962
Netherlands (0.7%):
Consumer Staples (0.2%):
Koninklijke Ahold Delhaize NV	5,754	109,813
Financials (0.2%):
NN Group NV	2,870	101,823
Materials (0.1%):
LyondellBasell Industries NV, Class A	1,047	88,356
Telecommunication Services (0.2%):
Koninklijke KPN NV	32,727	104,731
		404,723
Norway (0.5%):
Consumer Staples (0.2%):
Marine Harvest ASA	6,671	114,177
Financials (0.3%):
Gjensidige Forsikring ASA	8,285	141,476
		255,653
Philippines (0.4%):
Telecommunication Services (0.2%):
Globe Telecom, Inc.	2,150	87,292
Utilities (0.2%):
Manila Electric Co.	24,950	128,957
		216,249

See notes to financial statements.

45

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Fair Value(a)
Poland (0.4%):
Financials (0.4%):
Bank Pekao SA	2,891	$97,376
Powszechny Zaklad Ubezpieczen na Zycie SA	10,450	125,777
		223,153
Portugal (0.2%):
Utilities (0.2%):
EDP — Energias de Portugal SA	33,337	109,038
Qatar (0.5%):
Energy (0.2%):
Qatar Gas Transport Co. Ltd.	20,989	97,661
Industrials (0.1%):
Industries Qatar QSC	2,924	76,503
Real Estate (0.2%):
Barwa Real Estate Co.	11,003	97,548
		271,712
Russian Federation (1.6%):
Financials (0.1%):
Moscow Exchange MICEX	45,890	81,452
Materials (0.6%):
Magnitogorsk Iron & Steel Works OJSC	133,600	75,749
MMC Norilsk Nickel PJSC	760	104,215
Novolipetsk Steel OJSC	43,740	85,967
Severstal Pjsc	6,410	84,592
		350,523
Telecommunication Services (0.7%):
Megafon PJSC	10,260	93,913
Mobile TeleSystems PJSC	26,150	104,299
Rostelecom PJSC	142,250	172,681
		370,893
Utilities (0.2%):
Federal Grid Co. Unified Energy System PJSC	20,090,000	58,606
RusHydro PJSC	4,818,000	65,257
		123,863
		926,731
Singapore (1.0%):
Industrials (0.8%):
Keppel Corp. Ltd.	23,900	109,171
Singapore Airlines Ltd.	26,000	191,129
Singapore Technologies Engineering Ltd.	52,200	139,491
		439,791

See notes to financial statements.

46

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Fair Value(a)
Telecommunication Services (0.2%):
Singapore Telecommunications Ltd.	53,800	$151,974
		591,765
South Africa (1.5%):
Consumer Discretionary (0.3%):
The Foschini Group Ltd.	5,690	59,763
Truworths International Ltd.	10,580	57,851
Woolworths Holdings Ltd.	16,078	75,902
		193,516
Financials (0.5%):
Barclays Africa Group Ltd.	7,712	84,871
Investec Ltd.	12,743	94,004
Standard Bank Group Ltd.	7,509	82,766
		261,641
Health Care (0.2%):
Life Healthcare Group Holdings Ltd.	49,589	97,226
Materials (0.2%):
Sasol Ltd.	3,588	100,759
Telecommunication Services (0.3%):
Vodacom Group Ltd.	14,837	186,598
		839,740
Spain (2.0%):
Energy (0.2%):
Repsol SA	6,114	93,721
Financials (0.2%):
Banco Bilbao Vizcaya Argentaria SA	10,249	85,362
Industrials (0.7%):
Abertis Infraestructuras SA	9,631	178,501
ACS, Actividades de Construccion y Servicios SA	2,968	114,739
Ferrovial SA	5,524	122,689
		415,929
Telecommunication Services (0.1%):
Telefonica SA	7,398	76,571
Utilities (0.8%):
Endesa SA	6,066	139,915
Gas Natural SDG SA	5,889	137,834
Red Electrica Corp. SA	7,522	157,342
		435,091
		1,106,674
Sweden (0.4%):
Consumer Discretionary (0.2%):
Hennes & Mauritz AB	3,878	96,727

See notes to financial statements.

47

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Fair Value(a)
Financials (0.2%):
Nordea Bank AB	9,737	$124,066
		220,793
Switzerland (1.2%):
Consumer Discretionary (0.2%):
Garmin Ltd.	1,735	88,537
Financials (0.6%):
Swiss Re AG	1,615	148,049
UBS Group AG, Registered Shares	4,861	82,692
Zurich Insurance Group AG	473	138,088
		368,829
Telecommunication Services (0.4%):
Swisscom AG	447	216,102
		673,468
Taiwan (4.4%):
Financials (1.6%):
China Development Financial Holding Corp.	762,000	221,240
First Financial Holding Co. Ltd.	372,000	248,777
Mega Financial Holding Co. Ltd.	158,000	131,364
The Shanghai Commercial & Savings Bank Ltd. (d)	278,000	286,648
		888,029
Information Technology (1.9%):
Asustek Computer, Inc.	16,000	151,136
Compal Electronics, Inc.	233,000	156,995
Inventec Corp.	121,000	98,562
MediaTek, Inc.	15,000	128,344
Nanya Technology Corp.	69,000	124,145
Pegatron Corp.	31,000	96,987
Quanta Computer, Inc.	44,000	104,096
Siliconware Precision Industries Co. Ltd.	129,000	208,420
		1,068,685
Telecommunication Services (0.9%):
Chunghwa Telecom Co. Ltd.	54,000	191,590
Far EasTone Telecommunications Co. Ltd.	66,000	168,123
Taiwan Mobile Co. Ltd.	46,000	173,175
		532,888
		2,489,602
Thailand (1.7%):
Energy (0.4%):
Irpc Public Co. Ltd.	880,100	138,522
Thai Oil PCL	46,300	107,657
		246,179
Industrials (0.3%):
Bts Group Holdings Public Co. Ltd.	573,900	143,542
See notes to financial statements.

48

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Fair Value(a)
Real Estate (0.2%):
Land & Houses Public Co. Ltd.	361,200	$106,321
Telecommunication Services (0.5%):
Advanced INFO Service Public Co. Ltd.	25,900	135,278
Intouch Holdings Public Co. Ltd.	87,600	146,934
		282,212
Utilities (0.3%):
Glow Energy Public Co. Ltd.	70,400	163,196
		941,450
Turkey (0.6%):
Consumer Discretionary (0.2%):
Ford Otomotiv Sanayi AS	9,924	121,158
Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	4,398	126,555
Materials (0.2%):
Eregli Demir ve Celik Fabrikalari TAS	47,640	95,454
		343,167
United Arab Emirates (1.0%):
Financials (0.4%):
Abu Dhabi Commercial Bank PJSC	45,369	86,277
Dubai Islamic Bank PJSC	84,411	130,664
		216,941
Real Estate (0.4%):
Aldar Properties PJSC	158,505	98,932
DAMAC Properties Dubai Co. PJSC	140,435	120,500
		219,432
Telecommunication Services (0.2%):
Emirates Telecom Group Co.	25,219	118,663
		555,036
United Kingdom (3.0%):
Consumer Discretionary (0.6%):
InterContinental Hotels Group PLC	2,505	139,085
ITV PLC	23,457	55,514
Next PLC	1,349	67,739
Persimmon PLC	1,768	51,627
Taylor Wimpey PLC	18,667	42,860
		356,825
Consumer Staples (0.6%):
Coca-Cola European Partners PLC	3,045	123,840
Imperial Tobacco Group PLC	2,679	120,364
Sainsbury (J) PLC	30,103	98,721
		342,925

See notes to financial statements.

49

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Fair Value(a)
Energy (0.2%):
Royal Dutch Shell PLC, Class A	4,295	$114,091
Financials (0.5%):
Janus Henderson Group PLC (d)	4,092	135,486
Legal & General Group PLC	19,679	66,207
Standard Life PLC	14,712	76,488
		278,181
Materials (0.2%):
Rio Tinto PLC	1,962	83,079
Telecommunication Services (0.1%):
BT Group PLC	16,080	61,820
Utilities (0.8%):
Centrica PLC	40,096	104,520
National Grid PLC	10,262	127,127
SSE PLC	6,134	116,041
United Utilities Group PLC	10,993	124,239
		471,927
		1,708,848
United States (41.2%):
Consumer Discretionary (7.4%):
American Eagle Outfitters, Inc.	6,571	79,181
Best Buy Co., Inc.	1,470	84,275
Bob Evans Farms, Inc.	1,678	120,531
Brinker International, Inc.	2,856	108,814
Capella Education Co.	1,265	108,284
Chico's FAS, Inc.	6,145	57,886
Cinemark Holdings, Inc.	2,865	111,305
Coach, Inc.	2,544	120,433
Darden Restaurants, Inc.	1,594	144,161
Dineequity, Inc.	2,469	108,759
DSW, Inc., Class A	4,341	76,836
Ethan Allen Interiors, Inc.	3,239	104,620
GameStop Corp., Class A (b)	3,451	74,576
General Motors Co.	2,379	83,098
Genuine Parts Co.	1,361	126,246
HSN, Inc.	2,310	73,689
ILG, Inc.	8,536	234,655
Kohl's Corp.	1,282	49,575
L Brands, Inc.	1,394	75,123
Las Vegas Sands Corp.	1,423	90,915
Leggett & Platt, Inc.	2,607	136,946
Macy's, Inc.	1,889	43,900
McDonald's Corp.	1,349	206,613
MDC Holdings, Inc.	4,254	150,276
Movado Group, Inc.	3,735	94,309
New Media Investment Group, Inc.	6,928	93,389
Planet Fitness, Inc., Class A	4,141	96,651
Polaris Industries, Inc. (b)	820	75,629

See notes to financial statements.

50

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Fair Value(a)
Sonic Corp.	3,588	$95,046
Sturm Ruger & Co. (b)	1,772	110,130
Superior Industries International, Inc.	3,706	76,158
Target Corp.	1,633	85,390
The Buckle, Inc. (b)	4,676	83,233
The Cato Corp., Class A	3,541	62,286
The Gap, Inc.	2,263	49,763
The Interpublic Group of Co., Inc.	4,490	110,454
VF Corp.	1,875	108,000
Viacom, Inc., Class B	1,863	62,541
Wingstop, Inc. (b)	3,800	117,420
World Wrestling Entertainment, Inc. (b)	5,448	110,976
Yum! Brands, Inc.	2,203	162,493
		4,164,565
Consumer Staples (4.6%):
Altria Group, Inc.	2,162	161,004
Archer-Daniels-Midland Co.	2,244	92,857
B&G Foods, Inc. (b)	2,679	95,373
Dean Foods Co.	5,943	101,031
General Mills, Inc.	2,130	118,002
John B. Sanfilippo & Son, Inc.	1,241	78,320
Kimberly-Clark Corp.	1,147	148,089
Medifast, Inc.	4,064	168,534
National Beverage Corp.	1,518	142,024
Nu Skin Enterprises, Inc., Class A	1,786	112,232
PepsiCo, Inc.	1,713	197,834
Philip Morris International, Inc.	1,236	145,168
Pilgrim's Pride Corp. (d)	3,564	78,123
Sanderson Farms, Inc.	1,346	155,665
The Coca-Cola Co.	4,204	188,549
The Procter & Gamble Co.	1,826	159,136
Vector Group Ltd.	9,184	195,803
Wal-Mart Stores, Inc.	2,303	174,291
Weis Markets, Inc.	1,893	92,227
		2,604,262
Energy (0.9%):
Exxon Mobil Corp.	1,796	144,991
Marathon Petroleum Corp.	1,383	72,372
ONEOK, Inc.	1,576	82,204
Phillips 66	1,647	136,191
Valero Energy Corp.	1,341	90,464
		526,222
Financials (7.5%):
AMERISAFE, Inc.	2,091	119,082
Arthur J. Gallagher & Co.	2,739	156,808
Artisan Partners Asset Management, Class A	4,248	130,414
Capitol Federal Financial, Inc.	13,886	197,320
Cincinnati Financial Corp.	1,924	139,394

See notes to financial statements.

51

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Fair Value(a)
CME Group, Inc.	1,096	$137,263
CNA Financial Corp.	2,630	128,212
Cohen & Steers, Inc.	3,726	151,052
Columbia Banking System, Inc.	3,261	129,951
FBL Financial Group, Inc., Class A	1,792	110,208
Federated Investors, Inc., Class B	4,458	125,938
Glacier Bancorp, Inc.	3,636	133,114
Greenhill & Co., Inc.	3,171	63,737
Moelis & Co., Class A	2,688	104,429
New York Community Bancorp, Inc.	7,542	99,026
Old National Bancorp	7,946	137,069
Old Republic International Corp.	5,976	116,711
Onebeacon Insurance Group Ltd.	8,980	163,705
PacWest Bancorp	1,519	70,937
Park National Corp.	1,211	125,605
People's United Financial, Inc.	5,836	103,064
Principal Financial Group, Inc.	1,555	99,629
Provident Financial Services, Inc.	6,153	156,163
Prudential Financial, Inc.	880	95,163
RLI Corp.	2,272	124,097
Safety Insurance Group, Inc.	3,018	206,129
Southside Bancshares, Inc.	3,563	124,491
T. Rowe Price Group, Inc.	1,512	112,206
TFS Financial Corp.	9,400	145,418
Trustmark Corp.	4,411	141,858
Virtu Financial, Inc. (b)	6,617	116,790
Waddell & Reed Financial, Inc., Class A	4,545	85,810
Wells Fargo & Co.	1,841	102,010
WisdomTree Investments, Inc. (b)	7,018	71,373
		4,224,176
Health Care (2.1%):
AbbVie, Inc.	1,692	122,687
Bristol-Myers Squibb Co.	1,148	63,967
Gilead Sciences, Inc.	1,339	94,774
Johnson & Johnson	1,586	209,812
Merck & Co., Inc.	1,636	104,851
Meridian Bioscience, Inc.	6,554	103,226
National Healthcare Corp.	2,632	184,609
Owens & Minor, Inc.	5,258	169,255
Pfizer, Inc.	3,972	133,419
		1,186,600
Industrials (4.5%):
Aircastle Ltd.	4,282	93,133
American Railcar Industries, Inc. (b)	2,525	96,707
Brady Corp., Class A	3,642	123,464
Cummins, Inc.	634	102,847
Douglas Dynamics, Inc.	2,694	88,633
Emerson Electric Co.	1,782	106,243
GATX Corp.	1,878	120,699

See notes to financial statements.

52

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Fair Value(a)
H&E Equipment Services, Inc.	2,385	$48,678
Herman Miller, Inc.	3,443	104,667
Hillenbrand, Inc.	3,656	131,982
HNI Corp.	1,463	58,330
Insteel Industries, Inc.	2,310	76,161
KAR Auction Services, Inc.	2,904	121,881
Knoll, Inc.	4,306	86,335
Lockheed Martin Corp.	513	142,414
Macquarie Infrastructure Corp.	1,603	125,675
Matson, Inc.	2,547	76,512
McGrath RentCorp	3,844	133,118
Mobile Mini, Inc.	2,679	79,968
National Presto Industries, Inc.	1,567	173,153
Nielsen Holdings PLC	1,910	73,841
Steelcase, Inc., Class A	5,988	83,832
The Greenbrier Cos., Inc. (b)	1,762	81,492
TransDigm Group, Inc.	380	102,171
West Corp.	4,776	111,376
		2,543,312
Information Technology (3.2%):
AVX Corp.	10,929	178,580
CA, Inc.	3,827	131,917
Cisco Systems, Inc.	4,414	138,158
Forrester Research, Inc.	3,274	128,177
HP, Inc.	4,914	85,897
Intel Corp.	3,437	115,964
International Business Machines Corp.	821	126,295
Leidos Holdings, Inc.	1,065	55,050
ManTech International Corp., Class A	3,223	133,368
Maxim Integrated Products, Inc.	2,363	106,099
Monotype Imaging Holdings, Inc.	4,173	76,366
MTS Systems Corp.	2,888	149,598
NIC, Inc.	6,792	128,708
Paychex, Inc.	2,296	130,734
QUALCOMM, Inc.	1,365	75,375
Xerox Corp.	2,568	73,779
		1,834,065
Materials (1.9%):
Compass Minerals International, Inc. (b)	2,264	147,839
Domtar Corp.	3,073	118,065
Futurefuel Corp.	6,379	96,259
Innophos Holdings, Inc.	2,082	91,275
International Paper Co.	2,092	118,428
Kaiser Aluminum Corp.	1,367	121,007
Rayonier Advanced Materials, Inc. (b)	4,548	71,495
Schweitzer-Mauduit International, Inc.	3,085	114,854
Sonoco Products Co.	2,802	144,079
Tredegar Corp.	4,574	69,753
		1,093,054

See notes to financial statements.

53

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Fair Value(a)
Real Estate (0.4%):
HFF, Inc., Class A	3,556	$123,642
The Rmr Group, Inc.	2,340	113,841
		237,483
Telecommunication Services (0.8%):
AT&T, Inc.	3,589	135,413
CenturyLink, Inc. (b)	3,507	83,747
Cogent Communications Holdings, Inc.	2,849	114,245
Verizon Communications, Inc.	3,014	134,605
		468,010
Utilities (7.9%):
8point3 Energy Partners, LP (b)	9,542	144,371
Alliant Energy Corp.	3,222	129,428
Ameren Corp.	2,493	136,292
American States Water Co.	3,344	158,539
Avangrid, Inc.	2,902	128,123
Avista Corp.	4,455	189,159
CMS Energy Corp.	3,153	145,826
Connecticut WTR Service, Inc.	2,421	134,390
Consolidated Edison, Inc.	1,750	141,435
Dominion Resources, Inc.	1,738	133,183
DTE Energy Co.	1,424	150,645
Eversource Energy	2,403	145,886
Exelon Corp.	2,988	107,777
Great Plains Energy, Inc.	5,020	146,986
Middlesex Water Co.	3,066	121,414
NextEra Energy, Inc.	1,011	141,672
NiSource, Inc.	5,403	137,020
NorthWestern Corp.	3,199	195,203
OGE Energy Corp.	3,553	123,609
Otter Tail Corp.	3,857	152,737
PG&E Corp.	2,155	143,027
Pinnacle West Capital Corp.	1,744	148,519
PNM Resources, Inc.	4,457	170,480
PPL Corp.	3,762	145,439
SCANA Corp.	1,791	120,015
Sempra Energy	1,130	127,408
The Southern Co.	3,082	147,566
Unitil Corp.	3,506	169,375
Vectren Corp.	2,282	133,360
WEC Energy Group, Inc.	2,230	136,877
Xcel Energy, Inc.	3,141	144,109
		4,449,870
		23,331,619
Total Common Stocks (Cost $44,848,895)		47,999,467

See notes to financial statements.

54

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Fair Value(a)
Rights (0.0%) (e)
Spain (0.0%): (e)
Energy (0.0%): (e)
Repsol SA Expires 07/03/17, Bonus rights (d)	6,114	$2,793
Industrials (0.0%): (e)
ACS, Actividades de Construccion y Servicios SA Expires 07/12/17, Bonus rights (d)	2,968	2,372
Total Rights (Cost $—)		5,165
Collateral for Securities Loaned (3.6%)
United States (3.6%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (f)	1,683,032	1,683,032
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (f)	315,723	315,723
Total Collateral for Securities Loaned (Cost $1,998,755)		1,998,755
Total Investments (Cost $46,847,650) — 88.3%		50,003,387
Other assets in excess of liabilities — 11.7%		6,653,418
NET ASSETS — 100.00%		$56,656,805

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Chile and Mexico were fair valued at June 30, 2017. See Note 2 for further information.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, the fair value of these securities was $282,712 and amounted to 0.5% of net assets.

(d)  Non-income producing security.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

LP — Limited Partnership

PLC — Public Liability Co.

Written Options

Exchange-traded options

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
S&P E-Mini Option	Put	USD	2,430.00	7/21/2017	171	$(203,490)
Total (Premiums Received $249,504)						$(203,490)

See notes to financial statements.

55

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2017

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
NASDAQ 100 E-Mini Futures	122	9/15/17	$13,792,710	$(588,288)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	191	7/19/17	$2,354,075	$(5,625)
E-Mini S&P 500 Futures	214	9/15/17	25,903,630	99,183
Mini MSCI EAFE Index Futures	130	9/15/17	12,282,400	39,451
Mini MSCI Emerging Markets Index Futures	238	9/15/17	11,998,770	102,571
Russell 2000 Mini Index Futures	169	9/15/17	11,950,835	154,799
				390,379
Total Net Futures Contracts				$(197,909)

See notes to financial statements.

56

Victory Portfolios II Victory CEMP Global High Dividend Defensive Fund	Schedule of Portfolio Investments June 30, 2017
Security Description	Shares	Value
Affiliated Exchange-Traded Funds (98.1%) (a)
VictoryShares Emerging Market Volatility Wtd Index ETF	24,691	$696,286
VictoryShares International High Div Volatility Wtd Index ETF	114,227	3,924,840
VictoryShares US EQ Income Enhanced Volatility Wtd Index ETF	54,809	2,380,355
VictoryShares US Large Cap High Div Volatility Wtd Index ETF	56,253	2,374,439
VictoryShares US Small Cap High Div Volatility Wtd Index ETF	21,080	852,054
Total Affiliated Exchange-Traded Funds (Cost $8,989,947)		10,227,974
Total Investments (Cost $8,989,947) — 98.1%		10,227,974
Other assets in excess of liabilities — 1.9%		200,395
NET ASSETS — 100.00%		$10,428,369

ETF — Exchange-Traded Fund

(a)  Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annual on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC as well as each respective underlying fund's website. Detailed information about underlying VictoryShares ETF Funds can also be found at www.vcm.com/investment-professionals/victoryshares-etfs or by calling 1-800-539-3863.

See notes to financial statements.

57

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2017
			Consolidated
	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund		Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Victory CEMP Long/Short Strategy Fund
ASSETS:
Investments, at value (Cost $96,032,799, $10,478,941 and $3,833,687)	$126,627,565	(a)	$10,475,336	$4,818,924	(b)
Cash and cash equivalents	1,076,339		1,176,229	414,965
Deposits with brokers for futures contracts	173,573		967,789	97,455
Interest and dividends receivable	120,253		10,930	4,735
Receivable for capital shares issued	66,971		22,749	—
Variation margin receivable on open futures contracts	450		267,527	—
Receivable from Adviser	83,571		63,205	6,709
Prepaid expenses	13,495		148	132
Total Assets	128,162,217		12,983,913	5,342,920
LIABILITIES:
Collateral for securities loaned	655,718		—	9,899
Payable for investments purchased	—		—	32
Payable for capital shares redeemed	180,564		89	—
Variation margin payable on open futures contracts	—		—	585
Accrued expenses and other payables:
Investment advisory fees	74,044		7,352	5,092
Administration fees	6,529		542	272
Custodian fees	1,685		354	744
Transfer agent fees	31,786		3,087	513
Chief Compliance Officer fees	154		91	43
Trustees' fees	316		22	38
12b-1 fees	27,673		730	208
Other accrued expenses	91,550		27,386	12,476
Total Liabilities	1,070,019		39,653	29,902
NET ASSETS:
Capital	89,117,220		12,910,835	3,731,381
Accumulated net investment income (loss)	32,163		(23,274)	573
Accumulated net realized gains (losses) from investments	7,351,564		(97,221)	589,802
Net unrealized appreciation on investments	30,591,251		153,920	991,262
Net Assets	$127,092,198		$12,944,260	$5,313,018
Net Assets
Class A Shares	$36,720,900		$6,431,869	$1,978,956
Class C Shares	57,620,343		256,520	9,424
Class I Shares	32,750,955		6,255,871	3,324,638
Total	$127,092,198		$12,944,260	$5,313,018
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	2,288,652		1,037,444	165,509
Class C Shares	3,652,131		42,854	816
Class I Shares	2,040,783		999,734	277,498
Total	7,981,566		2,080,032	443,823
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$16.04		$6.20	$11.96
Class C Shares (c)	$15.78		$5.99	$11.55
Class I Shares	$16.05		$6.26	$11.98
Maximum Sales Charge — Class A Shares	5.75%		5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$17.02		$6.58	$12.69

(a)  Includes $644,723 of securities on loan.

(b)  Includes $9,846 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

58

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2017
	Victory CEMP Market Neutral Income Fund	Victory CEMP Global High Dividend Defensive Fund
ASSETS:
Affiliated investments, at value (Cost $— and $8,989,947)	$—	$10,227,974
Unaffilated investments, at value (Cost $46,847,650 and $—)	50,003,387 (a)	—
Foreign currency, at value (Cost $869,489 and $—)	897,749	—
Cash and cash equivalents	2,753,922	192,831
Deposits with brokers for futures contracts	5,016,210	—
Dividends receivable	182,495	64
Receivable for capital shares issued	188,657	19
Receivable for investments sold	105	—
Reclaims receivable	27,759	—
Receivable from Adviser	46,895	20,312
Prepaid expenses	5,471	5,641
Total Assets	59,122,650	10,446,841
LIABILITIES:
Written options, at value (Premiums Received $249,504 and $—)	203,490	—
Collateral for securities loaned	1,998,755	—
Payable for capital shares redeemed	52,754	—
Variation margin payable on open futures contracts	132,515	—
Accrued foreign capital gains taxes	5,799	—
Accrued expenses and other payables:
Investment advisory fees	28,030	—
Administration fees	2,880	538
Custodian fees	949	142
Transfer agent fees	3,851	2,814
Chief Compliance Officer fees	94	11
Trustees' fees	139	27
12b-1 fees	2,776	2,960
Other accrued expenses	33,813	11,980
Total Liabilities	2,465,845	18,472
NET ASSETS:
Capital	59,838,692	9,392,221
Accumulated net investment income (loss)	176,818	—
Accumulated net realized losses from investments and foreign currency translations	(6,387,495)	(201,879)
Net unrealized appreciation on investments and foreign currency translations	3,028,790	1,238,027
Net Assets	$56,656,805	$10,428,369
Net Assets
Class A Shares	$24,997,987	$4,357,539
Class C Shares	518,600	6,070,830
Class I Shares	31,140,218	—
Total	$56,656,805	$10,428,369
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	2,658,851	429,305
Class C Shares	55,570	625,440
Class I Shares	3,299,947	—
Total	6,014,368	1,054,745
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$9.40	$10.15
Class C Shares (b)	$9.33	$9.71
Class I Shares	$9.44	$—
Maximum Sales Charge — Class A Shares	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$9.97	$10.77

(a)  Includes $2,175,847 of securities on loan.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

59

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2017
		Consolidated
	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Victory CEMP Long/Short Strategy Fund
Investment Income:
Dividend income	$2,460,624	$—	$121,594
Interest income	3,800	44,903	2,125
Securities lending income	17,532	—	599
Total Income	2,481,956	44,903	124,318
Expenses:
Investment advisory fees	993,210	70,836	88,923
Administration fees	99,759	6,118	5,691
12b-1 fees — Class A Shares	111,827	11,433	3,072
12b-1 fees — Class C Shares	582,105	2,246	318
Custodian fees	76,461	4,841	24,236
Transfer agent fees — Class A Shares	33,721	3,075	1,807
Transfer agent fees — Class C Shares	57,018	492	—
Transfer agent fees — Class I Shares	31,039	168	242
Trustees' fees	18,317	1,121	1,270
Chief Compliance Officer fees	996	168	152
Legal and audit fees	108,267	106,189	7,952
State registration and filing fees	68,308	21,377	12,394
Commitment fees on line of credit	559	16	—
Printing fees	85,089	15,973	4,849
Other expenses	16,154	1,380	5,606
Total Expenses	2,282,830	245,433	156,512
Expenses waived/reimbursed by Adviser	(534,407)	(155,559)	(58,556)
Net Expenses	1,748,423	89,874	97,956
Net Investment Income (Loss)	733,533	(44,971)	26,362
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains/(losses) from securities transactions	10,880,979	(72)	1,298,822
Net realized gains/(losses) from futures transactions	263,648	(722,828)	(365,400)
Net change in unrealized appreciation/(depreciation) on investments	12,304,373	(12,595)	(157,056)
Net change in unrealized appreciation/(depreciation) on futures transactions	(13,053)	239,487	(36,206)
Net realized/unrealized gains/(losses) on investments	23,435,947	(496,008)	740,160
Change in net assets resulting from operations	$24,169,480	$(540,979)	$766,522

See notes to financial statements.

60

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2017
	Victory CEMP Market Neutral Income Fund	Victory CEMP Global High Dividend Defensive Fund
Investment Income:
Affilliated dividend income	$—	$296,267
Unaffiliated dividend income	2,207,602	—
Unaffiliated interest income	9,250	805
Securities lending income	25,057	—
Foreign tax withholding	(144,362)	—
Total Income	2,097,547	297,072
Expenses:
Investment advisory fees	360,966	—
Administration fees	42,256	6,646
12b-1 fees — Class A Shares	40,010	12,056
12b-1 fees — Class C Shares	4,967	47,270
Custodian fees	77,461	987
Transfer agent fees — Class A Shares	7,169	6,308
Transfer agent fees — Class C Shares	1,255	5,530
Transfer agent fees — Class I Shares	14,514	—
Trustees' fees	7,490	1,093
Chief Compliance Officer fees	726	—
Legal and audit fees	51,641	49,585
State registration and filing fees	49,308	34,260
Commitment fees on line of credit	201	21
Printing fees	22,110	22,423
Other expenses	39,234	299
Total Expenses	719,308	186,478
Expenses waived/reimbursed by Adviser	(256,668)	(102,304)
Net Expenses	462,640	84,174
Net Investment Income	1,634,907	212,898
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from affiliated securities transactions	—	119,275
Net realized gains from unaffiliated securities transactions and foreign currency translations	2,837,669	—
Distributions of realized gains from affiliated underlying investment companies	—	125
Net realized losses from foreign capital gains taxes	(3,783)	—
Net realized losses from futures transactions	(6,070,913)	—
Net realized gains from written options	2,842,772	—
Net change in unrealized appreciation/(depreciation) on affiliated investments	—	1,027,356
Net change in unrealized appreciation/(depreciation) on unaffiliated investments and foreign currency translations	3,262,991	—
Net change in unrealized appreciation/(depreciation) on futures transactions	(1,278,894)	—
Net change in unrealized appreciation/(depreciation) on written options	(285,009)	—
Net change in unrealized appreciation/(depreciation) on foreign capital gains taxes	(2,690)	—
Net realized/unrealized gains on investments	1,302,143	1,146,756
Change in net assets resulting from operations	$2,937,050	$1,359,654

See notes to financial statements.

61

Victory Portfolios II	Statements of Changes in Net Assets
			Consolidated
	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund		Victory CEMP Commodity Volatility Wtd Index Strategy Fund		Victory CEMP Long/Short Strategy Fund
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016
From Investment Activities:
Operations:
Net investment income (loss)	$733,533	$1,398,928	$(44,971)	$(45,927)	$26,362	$67,306
Net realized gains (losses) from investment transactions	11,144,627	377,668	(722,900)	(771,160)	933,422	(181,295)
Net change in unrealized appreciation/ depreciation on investments	12,291,320	(221,343)	226,892	(65,836)	(193,262)	118,430
Change in net assets resulting from operations	24,169,480	1,555,253	(540,979)	(882,923)	766,522	4,441
Distributions to Shareholders:
From net investment income:
Class A Shares	(294,740)	(636,403)	—	—	(3,090)	(1,409)
Class C Shares	(51,834)	(118,118)	—	—	—	—
Class I Shares	(341,271)	(551,050)	—	—	(20,899)	(61,115)
Class T Shares	—	(21,046)	—	—	—	—
From net realized gains:
Class A Shares	(666,109)	(3,201,414)	—	—	—	(107,696)
Class C Shares	(925,814)	(2,186,914)	—	—	—	(3,401)
Class I Shares	(606,486)	(1,966,743)	—	—	—	(559,489)
Change in net assets resulting from distributions to shareholders	(2,886,254)	(8,681,688)	—	—	(23,989)	(733,110)
Change in net assets resulting from capital transactions	(59,309,849)	(40,619,515)	5,182,765	(3,041,559)	(7,866,754)	(2,347,747)
Change in net assets	(38,026,623)	(47,745,950)	4,641,786	(3,924,482)	(7,124,221)	(3,076,416)
Net Assets:
Beginning of period	165,118,821	212,864,771	8,302,474	12,226,956	12,437,239	15,513,655
End of period	$127,092,198	$165,118,821	$12,944,260	$8,302,474	$5,313,018	$12,437,239
Accumulated net investment income (loss)	$32,163	$32,974	$(23,274)	$(1,573,264)	$573	$1,450

(continues on next page)

See notes to financial statements.

62

Victory Portfolios II	Statements of Changes in Net Assets

  (continued)

			Consolidated
	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund		Victory CEMP Commodity Volatility Wtd Index Strategy Fund		Victory CEMP Long/Short Strategy Fund
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016
Capital Transactions:
Class A Shares
Proceeds from shares issued	$6,367,113	$22,058,340	$2,894,370	$2,504,849	$72,031	$1,757,394
Proceeds from Fund Merger (See Note10)	—	—	853,669	—	—	—
Distributions reinvested	941,584	3,769,926	—	—	3,090	109,105
Subscription Exchange	—	17,402,807	—	16,881	—	11,444
Cost of shares redeemed	(40,157,021)	(53,120,380)	(1,062,464)	(4,045,034)	(186,958)	(2,865,542)
Total Class A Shares	$(32,848,324)	$(9,889,307)	$2,685,575	$(1,523,304)	$(111,837)	$(987,599)
Class C Shares
Proceeds from shares issued	$13,086,817	$19,086,797	$14,994	$33,243	$—	$1,100
Proceeds from Fund Merger (See Note10)	—	—	118,938	—	—	—
Distributions reinvested	970,774	2,293,003	—	—	—	3,401
Cost of shares redeemed	(23,313,117)	(18,372,065)	(58,957)	(43,213)	(62,762)	(12,731)
Total Class C Shares	$(9,255,526)	$3,007,735	$74,975	$(9,970)	$(62,762)	$(8,230)
Class I Shares
Proceeds from shares issued	$7,173,761	$19,939,996	$3,161,048	$1,450,380	$2,022,126	$6,887,842
Proceeds from Fund Merger (See Note10)	—	—	1,990,428	—	—	—
Distributions reinvested	888,013	2,262,697	—	—	16,840	6,373
Cost of shares redeemed	(25,267,773)	(38,894,352)	(2,729,261)	(2,942,048)	(9,731,121)	(8,234,689)
Total Class I Shares	$(17,205,999)	$(16,691,659)	$2,422,215	$(1,491,668)	$(7,692,155)	$(1,340,474)
Class T Shares
Proceeds from shares issued	$—	$600,414	$—	$302	$—	$—
Distributions reinvested	—	19,918	—	—	—	—
Cost of shares redeemed	—	(263,809)	—	(38)	—	—
Redemption Exchange	—	(17,402,807)	—	(16,881)	—	(11,444)
Total Class T Shares	$—	$(17,046,284)	$—	$(16,617)	$—	$(11,444)
Change in net assets resulting from capital transactions	$(59,309,849)	$(40,619,515)	$5,182,765	$(3,041,559)	$(7,866,754)	$(2,347,747)

(continues on next page)

See notes to financial statements.

63

Victory Portfolios II	Statements of Changes in Net Assets

  (continued)

			Consolidated
	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund		Victory CEMP Commodity Volatility Wtd Index Strategy Fund		Victory CEMP Long/Short Strategy Fund
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016
Share Transactions:
Class A Shares
Issued	430,295	1,612,702	457,468	401,268	6,402	162,020
Issued from Fund Merger (See Note10)	—	—	134,295	—	—	—
Reinvested	62,541	280,187	—	—	263	10,167
Issued exchange	—	1,256,520	—	2,642	—	1,019
Redeemed	(2,747,833)	(3,935,197)	(167,696)	(664,845)	(16,172)	(265,661)
Total Class A Shares	(2,254,997)	(785,788)	424,067	(260,935)	(9,507)	(92,455)
Class C Shares
Issued	893,784	1,424,827	2,330	5,506	—	104
Issued from Fund Merger (See Note10)	—	—	19,340	—	—	—
Reinvested	65,829	172,712	—	—	—	326
Redeemed	(1,592,807)	(1,384,709)	(9,849)	(7,129)	(5,864)	(1,211)
Total Class C Shares	(633,194)	212,830	11,821	(1,623)	(5,864)	(781)
Class I Shares
Issued	477,191	1,450,530	509,613	242,317	173,647	618,697
Issued from Fund Merger (See Note10)	—	—	310,481	—	—	—
Reinvested	58,890	168,278	—	—	1,432	594
Redeemed	(1,696,189)	(2,885,997)	(422,803)	(469,878)	(855,435)	(748,310)
Total Class I Shares	(1,160,108)	(1,267,189)	397,291	(227,561)	(680,356)	(129,019)
Class T Shares
Issued	—	42,640	—	47	—	—
Reinvested	—	1,538	—	—	—	—
Redeemed	—	(18,792)	—	(6)	—	—
Redeemed exchange	—	(1,261,987)	—	(2,654)	—	(1,025)
Total Class T Shares	—	(1,236,601)	—	(2,613)	—	(1,025)
Change in Shares	(4,048,299)	(3,076,748)	833,179	(492,732)	(695,727)	(223,280)

See notes to financial statements.

64

Victory Portfolios II	Statements of Changes in Net Assets
	Victory CEMP Market Neutral Income Fund		Victory CEMP Global High Dividend Defensive Fund
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016
From Investment Activities:
Operations:
Net investment income	$1,634,907	$2,005,515	$212,898	$174,362
Net realized gains (losses) from investment transactions	(394,255)	(3,290,843)	119,275	(366,275)
Distributions of realized gains from underlying investment companies	—	—	125	129,591
Net change in unrealized appreciation/depreciation on investments	1,696,398	2,935,904	1,027,356	(222,946)
Change in net assets resulting from operations	2,937,050	1,650,576	1,359,654	(285,268)
Distributions to Shareholders:
From net investment income:
Class A Shares	(677,091)	(683,754)	(121,474)	(59,695)
Class C Shares	(10,337)	(7,987)	(106,935)	(73)
Class I Shares	(897,935)	(940,589)	—	—
Class T Shares	—	(466)	—	—
From net realized gains:
Class A Shares	—	(725,180)	—	(1,528,042)
Class C Shares	—	(10,951)	—	(916,531)
Class I Shares	—	(962,746)	—	—
Change in net assets resulting from distributions to shareholders	(1,585,363)	(3,331,673)	(228,409)	(2,504,341)
Change in net assets resulting from capital transactions	(18,727,848)	18,632,646	169,936	(2,697,946)
Change in net assets	(17,376,161)	16,951,549	1,301,181	(5,487,555)
Net Assets:
Beginning of period	74,032,966	57,081,417	9,127,188	14,614,743
End of period	$56,656,805	$74,032,966	$10,428,369	$9,127,188
Accumulated net investment income (loss)	$176,818	$177,927	$—	$—

(continues on next page)
See notes to financial statements.

65

Victory Portfolios II	Statements of Changes in Net Assets

  (continued)

	Victory CEMP Market Neutral Income Fund		Victory CEMP Global High Dividend Defensive Fund
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016
Capital Transactions:
Class A Shares
Proceeds from shares issued	$2,464,514	$14,883,271	$1,142,432	$466,441
Distributions reinvested	677,091	1,377,572	115,290	1,553,988
Subscription Exchange	—	74,605	—	3,324,077
Cost of shares redeemed	(8,405,073)	(17,257,896)	(3,046,588)	(4,166,623)
Total Class A Shares	$(5,263,468)	$(922,448)	$(1,788,866)	$1,177,883
Class C Shares
Proceeds from shares issued	$225,013	$649,954	$3,430,804	$176,278
Distributions reinvested	10,337	17,928	105,558	895,281
Cost of shares redeemed	(244,629)	(520,700)	(1,577,560)	(1,432,998)
Total Class C Shares	$(9,279)	$147,182	$1,958,802	$(361,439)
Class I Shares
Proceeds from shares issued	$7,790,384	$41,319,415	$—	$—
Distributions reinvested	841,380	937,198	—	—
Cost of shares redeemed	(22,086,865)	(22,774,550)	—	—
Total Class I Shares	$(13,455,101)	$19,482,063	$—	$—
Class T Shares
Proceeds from shares issued	$—	$140	$—	$20,491
Distributions reinvested	—	466	—	—
Cost of shares redeemed	—	(152)	—	(210,804)
Redemption Exchange	—	(74,605)	—	(3,324,077)
Total Class T Shares	$—	$(74,151)	$—	$(3,514,390)
Change in net assets resulting from capital transactions	$(18,727,848)	$18,632,646	$169,936	$(2,697,946)

(continues on next page)

See notes to financial statements.

66

Victory Portfolios II	Statements of Changes in Net Assets

  (continued)

	Victory CEMP Market Neutral Income Fund		Victory CEMP Global High Dividend Defensive Fund
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016
Share Transactions:
Class A Shares
Issued	262,750	1,590,519	120,363	50,432
Reinvested	72,311	148,976	12,278	178,825
Issued exchange	—	7,837	—	292,870
Redeemed	(896,693)	(1,854,034)	(318,275)	(416,583)
Total Class A Shares	(561,632)	(106,702)	(185,634)	105,544
Class C Shares
Issued	24,359	69,244	375,676	18,656
Reinvested	1,110	1,953	11,703	106,963
Redeemed	(26,521)	(55,675)	(172,723)	(146,305)
Total Class C Shares	(1,052)	15,522	214,656	(20,686)
Class I Shares
Issued	829,729	4,382,966	—	—
Reinvested	89,432	101,227	—	—
Redeemed	(2,366,740)	(2,417,631)	—	—
Total Class I Shares	(1,447,579)	2,066,562	—	—
Class T Shares
Issued	—	15	—	1,828
Reinvested	—	49	—	—
Redeemed	—	(16)	—	(18,460)
Redeemed exchange	—	(7,845)	—	(297,058)
Total Class T Shares	—	(7,797)	—	(313,690)
Change in Shares	(2,010,263)	1,967,585	29,022	(228,832)

See notes to financial statements.

67

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Class A Shares
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$13.80	$14.15	$14.16	$11.71	$10.00
Investment Activities:
Net investment income (loss) (b)	0.11	0.13	0.05	0.03	0.04
Net realized and unrealized gains on investments	2.48	0.16	0.74	2.58	1.71
Total from Investment Activities	2.59	0.29	0.79	2.61	1.75
Distributions to Shareholders:
Net investment income	(0.11)	(0.12)	(0.04)	(0.13)	(0.04)
Net realized gains from investments	(0.24)	(0.52)	(0.76)	(0.03)	—
Total Distributions to Shareholders	(0.35)	(0.64)	(0.80)	(0.16)	(0.04)
Net Asset Value, End of Period	$16.04	$13.80	$14.15	$14.16	$11.71
Total Return (excludes sales charge) (c)	18.89%	2.17%	5.89%	22.39%	17.49%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$36,721	$62,700	$75,399	$77,212	$20,008
Ratio of net expenses to average net assets (d)	0.99%	0.99%	1.50%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets (d)	0.75%	0.92%	0.35%	0.25%	0.51%
Ratio of gross expenses to average net assets (d) (e)	1.35%	1.28%	1.67%	1.68%	1.89%
Portfolio turnover (c) (f)	38%	46%	48%	29%	13%

(a)  The Victory CEMP US 500 Enhanced Volatility Wtd Index Fund Class A commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

68

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Class C Shares
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$13.59	$13.95	$14.05	$11.67	$10.00
Investment Activities:
Net investment income (loss) (b)	— (c)	0.02	(0.05)	(0.07)	(0.03)
Net realized and unrealized gains on investments	2.44	0.17	0.71	2.57	1.72
Total from Investment Activities	2.44	0.19	0.66	2.50	1.69
Distributions to Shareholders:
Net investment income	(0.01)	(0.03)	—	(0.09)	(0.02)
Net realized gains from investments	(0.24)	(0.52)	(0.76)	(0.03)	—
Total Distributions to Shareholders	(0.25)	(0.55)	(0.76)	(0.12)	(0.02)
Net Asset Value, End of Period	$15.78	$13.59	$13.95	$14.05	$11.67
Total Return (excludes contingent deferred sales charge) (d)	18.09%	1.42%	5.01%	21.52%	16.98%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$57,620	$58,249	$56,826	$33,464	$2,673
Ratio of net expenses to average net assets (e)	1.74%	1.74%	2.25%	2.35%	2.35%
Ratio of net investment income (loss) to average net assets (e)	0.01%	0.16%	(0.37)%	(0.50)%	(0.34)%
Ratio of gross expenses to average net assets (e) (f)	2.12%	2.11%	2.42%	3.43%	2.64%
Portfolio turnover (d) (g)	38%	46%	48%	29%	13%

(a)  The Victory CEMP US 500 Enhanced Volatility Wtd Index Fund Class C commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

69

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Class I Shares
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$13.80	$14.15	$14.16	$11.71	$10.00
Investment Activities:
Net investment income (loss) (b)	0.15	0.16	0.08	0.07	0.05
Net realized and unrealized gains on investments	2.48	0.16	0.74	2.57	1.71
Total from Investment Activities	2.63	0.32	0.82	2.64	1.76
Distributions to Shareholders:
Net investment income	(0.14)	(0.15)	(0.07)	(0.16)	(0.05)
Net realized gains from investments	(0.24)	(0.52)	(0.76)	(0.03)	—
Total Distributions to Shareholders	(0.38)	(0.67)	(0.83)	(0.19)	(0.05)
Net Asset Value, End of Period	$16.05	$13.80	$14.15	$14.16	$11.71
Total Return (c)	19.24%	2.42%	6.16%	22.66%	17.65%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$32,751	$44,170	$63,213	$92,699	$4,205
Ratio of net expenses to average net assets (d)	0.74%	0.74%	1.25%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets (d)	1.00%	1.14%	0.60%	0.50%	0.63%
Ratio of gross expenses to average net assets (d) (e)	1.13%	1.11%	1.42%	1.43%	1.64%
Portfolio turnover (c) (f)	38%	46%	48%	29%	13%

(a)  The Victory CEMP US 500 Enhanced Volatility Wtd Index Fund Class I commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

70

Victory Portfolios II	Consolidated Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Volatility Wtd Index Strategy Fund
	Class A Shares
	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$6.64	$7.02		$9.78	$8.86	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.04)	(0.04)		(0.04)	(0.05)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.40)	(0.34)		(1.75)	0.97	(1.11)
Total from Investment Activities	(0.44)	(0.38)		(1.79)	0.92	(1.14)
Distributions to Shareholders:
Net investment income	—	—		(0.97)	—	—
Total Distributions to Shareholders	—	—		(0.97)	—	—
Net Asset Value, End of Period	$6.20	$6.64		$7.02	$9.78	$8.86
Total Return (excludes sales charge) (c)	(6.63)%	(5.41)%		(18.63)%	10.38%	(11.40)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,432	$4,073		$6,135	$3,987	$3,309
Ratio of net expenses to average net assets (d)	1.10%	1.10%		1.36%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets (d)	(0.59)%	(0.62)%		(0.54)%	(0.52)%	(0.54)%
Ratio of gross expenses to average net assets (d) (e)	2.81%	1.99%		1.73%	1.70%	1.53%
Portfolio turnover (c) (f)	—%	80	%(g)	—%	13%	—	%(h)

(a)  The Victory CEMP Commodity Volatility Wtd Index Strategy Fund Class A commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Portfolio turnover increase due to a change in strategy.

(h)  Less than 0.50%.

See notes to financial statements.

71

Victory Portfolios II	Consolidated Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Volatility Wtd Index Strategy Fund
	Class C Shares
	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$6.46	$6.88		$9.66	$8.82	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.08)	(0.08)		(0.10)	(0.12)	(0.07)
Net realized and unrealized gains (losses) on investments	(0.39)	(0.34)		(1.72)	0.96	(1.11)
Total from Investment Activities	(0.47)	(0.42)		(1.82)	0.84	(1.18)
Distributions to Shareholders:
Net investment income	—	—		(0.96)	—	—
Total Distributions to Shareholders	—	—		(0.96)	—	—
Net Asset Value, End of Period	$5.99	$6.46		$6.88	$9.66	$8.82
Total Return (excludes contingent deferred sales charge) (c)	(7.28)%	(6.10)%		(19.28)%	9.52%	(11.80)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$257	$200		$225	$186	$73
Ratio of net expenses to average net assets (d)	1.85%	1.85%		2.11%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets (d)	(1.34)%	(1.36)%		(1.29)%	(1.27)%	(1.29)%
Ratio of gross expenses to average net assets (d) (e)	4.41%	3.21%		2.48%	2.45%	2.28%
Portfolio turnover (c) (f)	—%	80	%(g)	—%	13%	—	%(h)

(a)  The Victory CEMP Commodity Volatility Wtd Index Strategy Fund Class C commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Portfolio turnover increase due to a change in strategy.

(h)  Less than 0.50%

See notes to financial statements.

72

Victory Portfolios II	Consolidated Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Volatility Wtd Index Strategy Fund
	Class I Shares
	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$6.69	$7.05		$9.82	$8.87	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.02)	(0.02)		(0.02)	(0.03)	(0.02)
Net realized and unrealized gains (losses) on investments	(0.41)	(0.34)		(1.76)	0.98	(1.11)
Total from Investment Activities	(0.43)	(0.36)		(1.78)	0.95	(1.13)
Distributions to Shareholders:
Net investment income	—	—		(0.99)	—	—
Total Distributions to Shareholders	—	—		(0.99)	—	—
Net Asset Value, End of Period	$6.26	$6.69		$7.05	$9.82	$8.87
Total Return (c)	(6.43)%	(5.11)%		(18.42)%	10.71%	(11.30)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,256	$4,029		$5,849	$10,035	$6,379
Ratio of net expenses to average net assets (d)	0.85%	0.85%		1.11%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets (d)	(0.35)%	(0.36)%		(0.29)%	(0.27)%	(0.35)%
Ratio of gross expenses to average net assets (d) (e)	2.63%	1.70%		1.48%	1.45%	1.28%
Portfolio turnover (c) (f)	—%	80	%(g)	—%	13%	—	%(h)

(a)  The Victory CEMP Commodity Volatility Wtd Index Strategy Fund Class I commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Portfolio turnover increase due to a change in strategy.

(h)  Less than 0.50%

See notes to financial statements.

73

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Long/Short Strategy Fund
	Class A Shares
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$10.89	$11.36	$11.02	$10.36	$10.00
Investment Activities:
Net investment income (loss) (b)	0.02	0.02	0.02	(0.09)	(0.05)
Net realized and unrealized gains (losses) on investments	1.07	(0.01)	0.36	0.75	0.41	(c)
Total from Investment Activities	1.09	0.01	0.38	0.66	0.36
Distributions to Shareholders:
Net investment income	(0.02)	(0.02)	(0.01)	—	—
Net realized gains from investments	—	(0.46)	(0.03)	—	—
Total Distributions to Shareholders	(0.02)	(0.48)	(0.04)	—	—
Net Asset Value, End of Period	$11.96	$10.89	$11.36	$11.02	$10.36
Total Return (excludes sales charge) (d)	10.00%	0.15%	3.49%	6.37%	3.60%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,979	$1,905	$3,039	$3,658	$6,022
Ratio of net expenses to average net assets (e)	1.45%	1.45%	1.58%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets (e)	0.16%	0.22%	0.16%	(0.86)%	(0.71)%
Ratio of gross expenses to average net assets (e) (f)	2.20%	1.84%	1.87%	1.76%	2.06%
Portfolio turnover (d) (g)	55%	77%	29%	87%	—	%(h)

(a)  The Victory CEMP Long/Short Strategy Fund Class A commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  The amount of net realized and unrealized gains on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund Shares in relation to fluctuating market values.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Less than 0.50%

See notes to financial statements.

74

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Long/Short Strategy Fund
	Class C Shares
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$10.58	$11.10	$10.85	$10.27	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.07)	(0.05)	(0.06)	(0.14)	(0.09)
Net realized and unrealized gains (losses) on investments	1.04 (c)	(0.01)	0.34	0.72	0.36	(c)
Total from Investment Activities	0.97	(0.06)	0.28	0.58	0.27
Distributions to Shareholders:
Net realized gains from investments	—	(0.46)	(0.03)	—	—
Total Distributions to Shareholders	—	(0.46)	(0.03)	—	—
Net Asset Value, End of Period	$11.55	$10.58	$11.10	$10.85	$10.27
Total Return (excludes contingent deferred sales charge) (d)	9.17%	(0.52)%	2.63%	5.65%	2.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9	$71	$83	$30	$5
Ratio of net expenses to average net assets (e)	2.20%	2.20%	2.33%	2.35%	2.35%
Ratio of net investment income (loss) to average net assets (e)	(0.67)%	(0.50)%	(0.59)%	(1.33)%	(1.43)%
Ratio of gross expenses to average net assets (e) (f)	6.72%	3.15%	2.62%	2.51%	2.81%
Portfolio turnover (d) (g)	55%	77%	29%	87%	—	%(h)

(a)  The Victory CEMP Long/Short Strategy Fund Class C commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  The amount of net realized and unrealized gains (losses) on investments per share for the period/year ended does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund Shares in relation to fluctuating market values.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Less than 0.50%

See notes to financial statements.

75

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Long/Short Strategy Fund
	Class I Shares
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$10.92	$11.39	$11.07	$10.37	$10.00
Investment Activities:
Net investment income (loss) (b)	0.05	0.06	0.05	(0.07)	(0.03)
Net realized and unrealized gains (losses) on investments	1.07	(0.02)	0.36	0.77	0.40	(c)
Total from Investment Activities	1.12	0.04	0.41	0.70	0.37
Distributions to Shareholders:
Net investment income	(0.06)	(0.05)	(0.06)	—	—
Net realized gains from investments	—	(0.46)	(0.03)	—	—
Total Distributions to Shareholders	(0.06)	(0.51)	(0.09)	—	—
Net Asset Value, End of Period	$11.98	$10.92	$11.39	$11.07	$10.37
Total Return (d)	10.30%	0.44%	3.77%	6.75%	3.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,325	$10,461	$12,380	$22,310	$4,650
Ratio of net expenses to average net assets (e)	1.20%	1.20%	1.33%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets (e)	0.41%	0.52%	0.41%	(0.61)%	(0.48)%
Ratio of gross expenses to average net assets (e) (f)	1.94%	1.72%	1.62%	1.51%	1.81%
Portfolio turnover (d) (g)	55%	77%	29%	87%	—	%(h)

(a)  The Victory CEMP Long/Short Strategy Fund Class C commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  The amount of net realized and unrealized gains on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund Shares in relation to fluctuating market values.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Less than 0.50%

See notes to financial statements.

76

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Market Neutral Income Fund
	Class A Shares
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$9.21	$9.41	$9.84	$9.78	$10.00
Investment Activities:
Net investment income (loss) (b)	0.24	0.26	0.22	0.11	(0.01)
Net realized and unrealized gains (losses) on investments	0.20 (c)	(0.02)	(0.38)	— (d)	(0.21)
Total from Investment Activities	0.44	0.24	(0.16)	0.11	(0.22)
Distributions to Shareholders:
Net investment income	(0.25)	(0.21)	(0.21)	(0.05)	—
Net realized gains from investments	—	(0.23)	(0.06)	—	—
Total Distributions to Shareholders	(0.25)	(0.44)	(0.27)	(0.05)	—
Net Asset Value, End of Period	$9.40	$9.21	$9.41	$9.84	$9.78
Total Return (excludes sales charge) (e)	4.77%	2.54%	(1.62)%	1.15%	(2.20)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$24,998	$29,649	$31,313	$28,924	$11,648
Ratio of net expenses to average net assets (f)	0.90%	0.90%	1.13%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets (f)	2.59%	2.72%	2.23%	1.09%	(0.23)%
Ratio of gross expenses to average net assets (f) (g)	1.25%	1.06%	1.27%	1.25%	1.35%
Portfolio turnover (e) (h)	63%	92%	135%	190%	—	%(i)

(a)  The Victory CEMP Market Neutral Income Fund Class A commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  The amount of net realized and unrealized gains (losses) on investments per share for the year ended June 30, 2017 does not accord with the amounts in the Statement of Operations due to timing of purchases and sales of Fund Shares in relation to fluctuating market values.

(d)  Less than $0.005 per share.

(e)  Not annualized for periods less than one year.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(i)  Less than 0.50%.

See notes to financial statements.

77

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Market Neutral Income Fund
	Class C Shares
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$9.15	$9.36	$9.74	$9.74	$10.00
Investment Activities:
Net investment income (loss) (b)	0.17	0.19	0.14	0.01	(0.06)
Net realized and unrealized gains (losses) on investments	0.20 (c)	(0.02)	(0.38)	0.02	(0.20)
Total from Investment Activities	0.37	0.17	(0.24)	0.03	(0.26)
Distributions to Shareholders:
Net investment income	(0.19)	(0.15)	(0.08)	(0.03)	—
Net realized gains from investments	—	(0.23)	(0.06)	—	—
Total Distributions to Shareholders	(0.19)	(0.38)	(0.14)	(0.03)	—
Net Asset Value, End of Period	$9.33	$9.15	$9.36	$9.74	$9.74
Total Return (excludes contingent deferred sales charge) (d)	4.02%	1.75%	(2.42)%	0.34%	(2.60)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$519	$518	$385	$267	$137
Ratio of net expenses to average net assets (e)	1.65%	1.65%	2.02%	2.00%	2.10%
Ratio of net investment income (loss) to average net assets (e)	1.88%	2.00%	1.88%	1.90%	1.90%
Ratio of gross expenses to average net assets (e) (f)	3.00%	2.48%	1.29%	(0.04)%	(1.13)%
Portfolio turnover (d) (g)	63%	92%	135%	190%	—	%(h)

(a)  The Victory CEMP Market Neutral Income Fund Class C commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  The amount of net realized and unrealized gains (losses) on investments per share for the year ended June 30, 2017 does not accord with the amounts in the Statement of Operations due to timing of purchases and sales of Fund Shares in relation to fluctuating market values.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Less than 0.50%

See notes to financial statements.

78

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Market Neutral Income Fund
	Class I Shares
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$9.24	$9.44	$9.89	$9.81	$10.00
Investment Activities:
Net investment income (loss) (b)	0.27	0.30	0.23	0.10	—
Net realized and unrealized gains (losses) on investments	0.20	(0.04)	(0.37)	0.04	(0.19)
Total from Investment Activities	0.47	0.26	(0.14)	0.14	(0.19)
Distributions to Shareholders:
Net investment income	(0.27)	(0.23)	(0.25)	(0.06)	—
Net realized gains from investments	—	(0.23)	(0.06)	—	—
Total Distributions to Shareholders	(0.27)	(0.46)	(0.31)	(0.06)	—
Net Asset Value, End of Period	$9.44	$9.24	$9.44	$9.89	$9.81
Total Return (c)	5.11%	2.77%	(1.41)%	1.44%	(1.90)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$31,140	$43,866	$25,310	$33,773	$9,095
Ratio of net expenses to average net assets (d)	0.65%	0.65%	1.02%	1.00%	1.10%
Ratio of net investment income (loss) to average net assets (d)	2.83%	3.16%	0.88%	0.90%	0.90%
Ratio of gross expenses to average net assets (d) (e)	1.13%	1.05%	2.25%	0.87%	(0.20)%
Portfolio turnover (c) (f)	63%	92%	135%	190%	—	%(g)

(a)  The Victory CEMP Market Neutral Income Fund Class I commenced operations on November 20, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Less than 0.50%

See notes to financial statements.

79

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Global High Dividend Defensive Fund
	Class A Shares
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015		For the Seven Month Period Ended June 30, 2014	Year Ended November 30, 2013(a)
Net Asset Value, Beginning of Period	$9.04	$11.82	$12.54		$13.97	$11.66
Investment Activities:
Net investment income (loss) (b)	0.24	0.20	0.41		0.26	0.08
Net realized and unrealized gains (losses) on investments	1.10	(0.34)	(0.41)		0.61	2.23
Total from Investment Activities	1.34	(0.14)	—		0.87	2.31
Distributions to Shareholders:
Net investment income	(0.23)	(0.10)	(0.28)		(0.35)	—
Net realized gains from investments	—	(2.54)	(0.44)		(1.95)	—
Total Distributions to Shareholders	(0.23)	(2.64)	(0.72)		(2.30)	—
Net Asset Value, End of Period	$10.15	$9.04	$11.82		$12.54	$13.97
Total Return (excludes sales charge) (c)	15.00%	(0.33)%	0.22	%(d)	7.82%	19.81%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,358	$5,561	$6,022		$44,095	$46,693
Ratio of net expenses to average net assets (e)	0.50%	0.50%	0.50%		0.50%	1.09%
Ratio of net investment income (loss) to average net assets (e)	2.52%	1.96%	3.39%		3.69%	0.58%
Ratio of gross expenses to average net assets (e) (f)	1.56%	1.17%	0.54%		0.56%	1.09%
Portfolio turnover (c) (g)	32%	120%	32%		4%	151%

(a)  The period includes the consolidation of a wholly owned subsidiary.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Had the Adviser not reimbursed the trade error, total return would have been (0.20)%

(e)  These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests. Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

80

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Global High Dividend Defensive Fund
	Class C Shares
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	For the Seven Months Ended June 30, 2014	Year Ended November 30, 2013(a)
Net Asset Value, Beginning of Period	$8.68	$11.43	$12.15	$13.55	$11.40
Investment Activities:
Net investment income (loss) (b)	0.17	0.11	0.20	0.19	(0.02)
Net realized and unrealized gains (losses) on investments	1.05	(0.32)	(0.29)	0.61	2.17
Total from Investment Activities	1.22	(0.21)	(0.09)	0.80	2.15
Distributions to Shareholders:
Net investment income	(0.19)	— (c)	(0.19)	(0.25)	—
Net realized gains from investments	—	(2.54)	(0.44)	(1.95)	—
Total Distributions to Shareholders	(0.19)	(2.54)	(0.63)	(2.20)	—
Net Asset Value, End of Period	$9.71	$8.68	$11.43	$12.15	$13.55
Total Return (excludes contingent deferred sales charge) (d)	14.18%	(1.05)%	(0.58)%	7.36%	18.86%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,071	$3,566	$4,934	$6,913	$5,787
Ratio of net expenses to average net assets (e) (f)	1.25%	1.25%	1.25%	1.25%	1.84%
Ratio of net investment income (loss) to average net assets (e) (f)	1.84%	1.19%	1.75%	2.94%	(0.16)%
Ratio of gross expenses to average net assets (e) (f) (g) (h)	2.29%	1.93%	1.29%	1.31%	1.84%
Portfolio turnover (d) (i)	32%	120%	32%	4%	151%

(a)  The period includes the consolidation of a wholly owned subsidiary.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)  These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(g)  Annualized for periods less than one year.

(h)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

81

Victory Portfolios II	Notes to Financial Statements June 30, 2017

1.  Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of 18 funds, 13 of which are exchange-traded funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Objectives
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund ("US 500 Enhanced Volatility Wtd Index Fund")	Track performance of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index before expenses.
Victory CEMP Commodity Volatility Wtd Index Strategy Fund ("Commodity Volatility Wtd Index Strategy Fund")	Track performance of the CEMP Commodity Volatility Weighted Index before expenses.
Victory CEMP Long/Short Strategy Fund ("Long/Short Strategy Fund")	Seeks capital appreciation.
Victory CEMP Market Neutral Income Fund ("Market Neutral Income Fund")	Seeks to achieve high income.
Victory CEMP Global High Dividend Defensive Fund ("Global High Dividend Defensive Fund") (Formerly, Victory CEMP Multi-Asset Growth Fund)*	Seeks to achieve long-term capital appreciation and dividend income.

*  Name changed on July 12, 2016.

Global High Dividend Defensive Fund is structured as a "fund of fund," meaning it seeks to achieve its investment objective by investing primarily in a combination of ETFs and underlying mutual funds (the "Underlying Funds") managed by Victory Capital Management Inc. ("VCM" or "Adviser"). The Fund may invest in both actively managed and passively managed Underlying Funds. The Fund invests according to the investment objectives and strategies described in its Prospectus.

Each Fund currently offers Class A, Class C and Class I shares with the exception of Global High Dividend Defensive Fund which offers Class A and Class C shares. US 500 Enhanced Volatility Wtd Index Fund also offers Class R6. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Board of Trustees (the "Board") of the Trust approved the reorganization of the Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund ("Commodity Enhanced Fund"), a series of the Trust, into the Commodity Volatility Wtd Index Strategy Fund. As a result, effective March 24, 2017, shareholders of the Commodity Enhanced Fund became shareholders of the Commodity Volatility Wtd Index Strategy Fund. See Note 10.

The financial statements of the Commodity Volatility Wtd Index Strategy Fund are consolidated and include the accounts of CEMPCSVWF Fund Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"), which invests in commodity futures and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Commodity Volatility Wtd Index Strategy Fund wholly owns and controls the Subsidiary, and the Commodity Volatility Wtd Index Strategy Fund and Subsidiary are both managed by the Adviser. The Commodity Volatility Wtd Index Strategy Fund may invest up to 25% of its total assets at the time of investment in the Subsidiary, which acts as an investment vehicle for the Commodity Volatility Wtd Index Strategy Fund to indirectly invest in certain investments that are consistent with its investment objectives

82

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

and policies. Significant intercompany accounts and transactions have been eliminated in consolidation for the Commodity Volatility Wtd Index Strategy Fund. The accompanying financial statements reflect the financial positions of the Commodity Volatility Wtd Index Strategy Fund and the results of operations on a consolidated basis with its Subsidiary. References to the financial statements and Schedules of Portfolio Investments include those consolidated and on an individual basis, as the context requires.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation ("CFC") and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the Subsidiary's net income and capital gains, to the extent of its earnings and profits, will be included each year in the Commodity Volatility Wtd Index Strategy Fund's taxable income.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds, American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange

83

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board. Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy based upon the inputs used to value the underlying investments.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by and under the general supervision of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Market Neutral Income Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2017, based upon the three levels defined above, is disclosed in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Instruments^	Investments in Securities	Other Financial Instruments^	Investments in Securities	Other Financial Instruments^	Investments in Securities	Other Financial Instruments^
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	$125,971,847	$—	$—	$—	$—	$—	$125,971,847	$—
Collateral for Securities Loaned	655,718	—	—	—	—	—	655,718	—
Futures Contracts	—	(3,515)	—	—	—	—	—	(3,515)
Total	126,627,565	(3,515)	—	—	—	—	126,627,565	(3,515)
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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017
	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities		Other Financial Instruments^	Investments in Securities	Other Financial Instruments^	Investments in Securities	Other Financial Instruments^	Investments in Securities	Other Financial Instruments^
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
U.S. Treasury Obligations	$—		$—	$10,475,336	$—	$—	$—	$10,475,336	$—
Futures Contracts	—		157,525	—	—	—	—	—	157,525
Total	—		157,525	10,475,336	—	—	—	10,475,336	157,525
Victory CEMP Long/Short Strategy Fund
Common Stocks	4,809,025		—	—	—	—	—	4,809,025	—
Collateral for Securities Loaned	9,899		—	—	—	—	—	9,899	—
Futures Contracts	—		6,025	—	—	—	—	—	6,025
Total	4,818,924		6,025	—	—	—	—	4,818,924	6,025
Victory CEMP Market Neutral Income Fund
Common Stocks	26,995,656	(a)	—	21,003,811	—	—	—	47,999,467	—
Rights	5,165		—	—	—	—	—	5,165	—
Collateral for Securities Loaned	1,998,755		—	—	—	—	—	1,998,755	—
Written Options	—		(203,490)	—	—	—	—	—	(203,490)
Futures Contracts	—		(197,909)	—	—	—	—	—	(197,909)
Total	28,999,576		(401,399)	21,003,811	—	—	—	50,003,387	(401,399)
Victory CEMP Global High Dividend Defensive Fund
Affiliated Exchange- Traded Funds	10,227,974		—	—	—	—	—	10,227,974	—
Total	10,227,974		—	—	—	—	—	10,227,974	—

^  Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts and written options. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)  Consists of holdings: All securities traded on U.S. securities exchanges (including ADRs) and all securities listed under Brazil, Canada, Chile and Mexico.

There were no transfers between Level 1 and Level 2 as of June 30, 2017.

There were no significant unobservable inputs (Level 3) were used in determining fair value as of June 30, 2017.

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

Investment Companies:

Exchange-Traded Funds:

Each Fund may invest in ETFs, which is a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End and Closed-End Funds:

Each Fund may invest in portfolios of open-end or closed-end investment companies. These Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

Each Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2017, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2017, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Assets	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
US 500 Enhanced Volatility Wtd Index Fund
Futures
Goldman Sachs & Co.	$450	$—	$450	$—	$450
Commodity Volatility Wtd Index Strategy Fund
Futures
Goldman Sachs & Co.	$276,230	$(8,703)	$267,527	$—	$267,527
Market Neutral Income Fund
Futures
Goldman Sachs & Co.	$31,265	$(31,265)	$—	$—	$—

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017
Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Colleteral Pledged	Net Amount
Commodity Volatility Wtd Index Strategy Fund
Futures
Goldman Sachs & Co.	$8,703	$(8,703)	$—	$—	$—
Long/Short Strategy Fund
Futures
Goldman Sachs & Co.	$585	$—	$585	$(585)	$—
Market Neutral Income Fund
Futures
Goldman Sachs & Co.	$163,780	$(31,265)	$132,515	$(132,515)	$—

Options Transactions:

Each Fund may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When a Fund writes a call option, an amount equal to the premium received is included as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded.

The Funds had the following transactions in written put and purchased call options during the period ended June 30, 2017:

	Market Neutral Income Fund
Written Options	Number of Contracts	Premiums Received
Options outstanding, beginning of period	250	$514,773
Options written	2,358	3,144,138
Options exercised	—	—
Options expired	(577)	(737,095)
Options closed	(1,860)	(2,672,312)
Options outstanding, end of period	171	$249,504

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017
Market Neutral Income Fund
Purchased Options	Number of Contracts	Cost
Options outstanding, beginning of period	83	$68,758
Options purchased	—	—
Options exercised	(83)	(68,758)
Options expired	—	—
Options sold	—	—
Options outstanding, end of period	—	$—

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Location	Liability Location
Risk Exposure	Variable Margin Receivable on Open Futures Contracts*	Variable Margin Payable on Open Futures Contracts*
Futures Contracts
Equity Risk
US 500 Enhanced Volatility Wtd Index Fund	$—	$3,515
Long/Short Strategy Fund	6,025	—
Market Neutral Income Fund	396,004	593,913
Commodity Risk
Commodity Volatility Wtd Index Strategy Fund	278,836	121,311

Liability Location
Written Options, at Value
Written Options
Equity Risk
Market Neutral Income Fund	$203,490

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2017:

Risk Exposure	Net Realized Gains (Losses) from Future Contracts	Net Change in Unrealized Appreciation (Depreciation) from Future Contracts
Futures Contracts
Equity Risk
US 500 Enhanced Volatility Wtd Index Fund	$263,648	$(13,053)
Long/Short Strategy Fund	(365,400)	(36,206)
Market Neutral Income Fund	(6,070,913)	(1,278,894)
Commodity Risk
Commodity Volatility Wtd Index Strategy Fund	(722,828)	239,487

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017
	Net Realized Gains (Losses) from Written Options	Net Change in Unrealized Appreciation (Depreciation) from Written Options
Written Options
Equity Risk
Market Neutral Income Fund	$2,842,772	$(285,009)
	Net Realized Gains (Losses) from Unaffiliated Securities Transactions and Foreign Currency	Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments and Foreign Currency Translations
Purchased Options
Equity Risk
Market Neutral Income Fund	$(68,758)	$(76,077)

All open derivative positions at year end are reflected on each respective Fund's Schedule of Portfolio Investments. The notional amount of open derivative positions relative to each Fund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in foreign securities by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates. Distributions of capital gains from Underlying Funds are recorded on the ex-date of such distributions.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank N.A ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities and non-cash collateral of greater than 90 days, which are subject to offset under the MSLA as of June 30, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-cash Collateral Received	Net Amount
US 500 Enhanced Volatility Wtd Index Fund	$644,723	$644,723	$—	$10,995
Long/Short Strategy Fund	9,846	9,846	—	53
Market Neutral Income Fund	2,175,847	1,880,369	295,478	118,386

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from foreign currency translations on the Statements of Operations.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly for each Fund (except Global High Dividend Defensive Fund).

Dividends from net investment income, if any, are declared and paid at least annually for the Global High Dividend Defensive Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the "Code"), and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

91

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended June 30, 2017, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the fiscal year ended June 30, 2017 were as follows:

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
US 500 Enhanced Volatility Wtd Index Fund	$53,301,459	$113,547,117
Commodity Volatility Wtd Index	—	—
Long/Short Strategy Fund	3,964,917	11,977,890
Market Neutral Income Fund	32,804,470	57,836,508
Global High Dividend Defensive Fund	3,189,704	2,986,713

For the year ended June 30, 2017, there were no purchases and sales of U.S. Government Securities.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by VCM, a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement (the "Advisory Agreement"), the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Global High Dividend Defensive Fund holds other affiliated funds, therefore the Adviser does not receive any

92

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

direct Investment advisory fees on this Fund. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
US 500 Enhanced Volatility Wtd Index Fund	0.70%
Commodity Volatility Wtd Index Strategy Fund	0.80%
Long/Short Strategy Fund	1.15%
Market Neutral Income Fund	0.60%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement Effective November 7, 2016, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Variable Insurance Funds (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Prior to November 7, 2016, VCM is paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trusts, 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services, LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trust, Victory Portfolios, Victory Institutional Funds and Victory Variable Insurance Funds (collectively, the "Victory Trusts"), paid EJV Financial Services LLC $220,000 annually for CCO consulting services.

Morrison & Foerster LLP provides legal services to the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, Victory Capital Advisers, Inc. (the "Distributor") may receive a monthly distribution and service fee, at an annual rate of up to 0.25% and 1.00% of the average daily net assets for Class A and Class C Shares of each of the respective Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A or Class C Shares of the Funds. As a "reimbursement plan", any distribution and service fees collected by the Distributor that remain unused are reimbursed to the Funds, and are reflected on the Statements of Assets and Liabilities as Receivable from Distributor.

In addition, the Distributor is entitled to receive commission on the sales of Class A Shares. For the year ended June 30, 2017, the Distributor received approximately $11,153 from commissions earned on sales of Class A Shares. A $15 redemption fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short- term money movement in and out of the Funds.

93

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2017, the expense limits are as follows:

In Effect Until At Least October 31, 2017

	Class A	Class C	Class I	Class R6
US 500 Enhanced Volatility Wtd Index Fund	0.99%	1.74%	0.74%	0.74%
Commodity Volatility Wtd Index Strategy Fund	1.10%	1.85%	0.85%	N/A
Long/Short Strategy Fund	1.45%	2.20%	1.20%	N/A
Market Neutral Income Fund	0.90%	1.65%	0.65%	N/A
Global High Dividend Defensive Fund	1.73%	2.48%	N/A	N/A

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2017, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Fund	Amount Waived or Reimbursed Available to Recoup	Expires June 30,
US 500 Enhanced Volatility Wtd Index Fund	$351,266	2018
US 500 Enhanced Volatility Wtd Index Fund	619,681	2019
US 500 Enhanced Volatility Wtd Index Fund	534,407	2020
Commodity Volatility Wtd Index Strategy Fund	$47,451	2018
Commodity Volatility Wtd Index Strategy Fund	80,275	2019
Commodity Volatility Wtd Index Strategy Fund	155,559	2020
Long/Short Strategy Fund	$61,653	2018
Long/Short Strategy Fund	71,415	2019
Long/Short Strategy Fund	58,556	2020
Market Neutral Income Fund	$95,075	2018
Market Neutral Income Fund	201,142	2019
Market Neutral Income Fund	256,668	2020
Global High Dividend Defensive Fund	$21,061	2018

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. The Adviser voluntarily waived fees for the year ended June 30, 2017:

Global High Dividend Defensive Fund	$102,304

Certain officers and/or interested trustees of the Funds are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

5.  Risks:

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market

94

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

Each Fund may be subject to other risks in addition to these identified risks.

The Market Neutral Fund invests in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund's Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. The agreement was subsequently amended on July 28, 2017 with a new termination date of July 27, 2018. Prior to July 29, 2016, the Trusts could borrow up to $100 million, of which $50 million was committed and $50 million was uncommitted. Citibank received an annual commitment fee of 0.10% on $50 million for providing the Line of Credit. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. For the fiscal year ended June 30, 2017, Citibank earned approximately $142,143 in commitment fees from the Victory Trusts. Each fund in the Victory Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of June 30, 2017, the interest rate on outstanding borrowings was 2.22%.

95

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

The average loans for the days outstanding and average interest rate for each Fund during the year ended June 30, 2017 were as follows:

Fund	Amount Outstanding at June 30, 2017	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate	Maximum Borrowing during the period
U.S. 500 Enhanced Volatility Wtd Index Fund	$—	$1,900,000	9	1.62%	$3,700,000
Market Neutral Income Fund	—	2,300,000	2	1.51%	2,300,000

*  For the year ended June 30, 2017, based on the number of days borrowings were outstanding.

As of June 30, 2017, the Funds had no loans outstanding with Citibank.

Interfund Lending:

The Funds and Adviser received an exemptive order granted by the SEC on March 28, 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Board approved the Interfund Lending Policy and Procedures relating to the Facility on May 24, 2017. The Facility allows the Funds to directly borrow money from any other fund relying upon the Order at rates beneficial to the lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

As of June 30, 2017, the Facility was not yet in operation and the Funds had no outstanding loans from another Fund under this Facility.

7.  Federal Income Tax Information:

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

For the year ended June 30, 2017:

	Year Ended June 30, 2017
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Enhanced Volatility Wtd Index Fund	$687,845	$2,198,409	$2,886,254	$2,886,254
Commodity Volatility Wtd Index Strategy Fund	—	—	—	—
Long/Short Strategy Fund	23,989	—	23,989	23,989
Market Neutral Income Fund	1,585,363	—	1,585,363	1,585,363
Global High Dividend Defensive Fund	228,409	—	228,409	228,409

For the year ended June 30, 2016:

	Year Ended June 30, 2016
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Enhanced Volatility Wtd Index Fund	$1,949,364	$6,732,324	$8,681,688	$8,681,688
Commodity Volatility Wtd Index Strategy Fund	—	—	—	—
Commodity Enhanced Volatility Wtd Index Strategy Fund	—	—	—	—
Long/Short Strategy Fund	687,386	45,724	733,110	733,110
Market Neutral Income Fund	1,727,613	1,604,060	3,331,673	3,331,673
Global High Dividend Defensive Fund	516,323	1,988,018	2,504,341	2,504,341

96

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Ordinary Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
US 500 Enhanced Volatility Wtd Index Fund	$1,472,550	$6,593,052	$8,065,601	$—	$—	$29,909,376	$37,974,978
Commodity Volatility Wtd Index Strategy Fund	—	—	—	(97,221)	(23,274)	153,920	33,425
Long/Short Strategy Fund	9,239	610,471	619,710	—	—	961,927	1,581,637
Market Neutral Income Fund	180,250	—	180,250	(6,277,813)	—	2,915,676	(3,181,887)
Global High Dividend Defensive Fund	—	—	—	(153,877)	—	1,190,025	1,036,148

*  Qualified late-year losses are comprised of post-October capital losses incurred after October 31, 2016, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2016 and specified losses incurred after October 31, 2016. These losses are deemed to arise on the first day of the Fund's next taxable year.

**  The difference between the book-basis and tax-basis of unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Capital loss carry forwards ("CLCFs") subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

As of the tax year ended June 30, 2017, there were no CLCFs subject to expiration that were applied as short-term capital loss. Also there were no CLCFs subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Commodity Volatility Wtd Index Strategy Fund	$79,652	$17,569	$97,221
Market Neutral Income Fund	852,930	5,424,883	6,277,813
Global High Dividend Defensive Fund	—	153,877	153,877

At June 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US 500 Enhanced Volatility Wtd Index Fund	$96,718,189	$32,134,463	$(2,225,087)	$29,909,376
Commodity Volatility Wtd Index Strategy Fund	10,478,941	113	(3,718)	(3,605)
Long/Short Strategy Fund	3,856,997	1,033,092	(71,165)	961,927
Market Neutral Income Fund	47,112,658	4,941,765	(2,051,036)	2,890,729
Global High Dividend Defensive Fund	9,037,949	1,238,027	(48,002)	1,190,025

97

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

8.  Affiliated Funds:

The term "affiliated company" includes funds which are managed by VCM which are affiliates of the Funds'. Transactions during the year ended June 30, 2017 with funds which are affiliates are as follows:

		Purchased		Sold
	Value at June 30, 2016	Shares	Cost	Shares	Proceeds	Net Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gains (Losses)	Value at June 30, 2017	Dividend Income
Victory CEMP Global High Dividend Defensive Fund
VictoryShares Emerging Market Volatility Wtd ETF	$609,150	9,520	$236,296	(8,736)	$(230,158)	$71,035	$9,963	$696,286	$15,297
VictoryShares International High Div Volatility Wtd ETF	3,261,591	39,607	1,240,051	(31,517)	(1,025,524)	467,227	(18,505)	3,924,840	132,010
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	1,900,589	18,135	739,267	(12,769)	(524,169)	234,267	30,401	2,380,355	60,110
Victory CEMP US EQ Income Enhanced Vol Wtd Index Fund — Class I	465,126	—	—	(41,640)	(471,473)	(48,764)	55,111	—	1,811
VictoryShares US Large Cap High Div Volatility Wtd ETF	1,906,751	18,540	736,148	(13,066)	(522,131)	223,465	30,206	2,374,439	59,995
VictoryShares US Small Cap High Div Volatility Wtd ETF	735,144	5,839	237,941	(5,626)	(213,256)	80,126	12,099	852,054	27,044
	$8,878,351	91,641	$3,189,703	(113,354)	$(2,986,711)	$1,027,356	$119,275	$10,227,974	$296,267

98

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
LPL Financial Corporation	US 500 Enhanced Volatility Wtd Index Fund	34.43%
Pershing LLC	Commodity Volatility Wtd Index Strategy Fund	31.16%
Charles Schwab & Co., Inc.	Long/Short Strategy Fund	34.45%
Gerlach Nominee and Co. LLC	Long/Short Strategy Fund	40.00%
Charles Schwab & Co., Inc.	Market Neutral Income Fund	43.98%
Raymond James & Associates, Inc.	Market Neutral Income Fund	34.34%
LPL Financial Corporation	Global High Dividend Defensive Fund	48.06%

10.  Fund Reorganization:

In December, the Board of Victory Portfolios II approved management's proposal to merge Commodity Enhanced Volatility Wtd Index Strategy Fund ("Commodity Enhanced Fund" or the "Target Fund") into Commodity Volatility Wtd Index Strategy Fund ("Commodity Volatility Fund" or the "Acquiring Fund"). The Agreement and Plan of Reorganization with respect to the Target Fund was approved by the Board on December 7, 2016. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of (1) 106,486 Class A shares of the Commodity Enhanced Fund for the 134,295 Class A shares valued at $853,669 of the Commodity Volatility Wtd Index Strategy Fund outstanding on March 24, 2017, (2) 15,371 Class C shares of the Commodity Enhanced Fund for the 19,340 Class C shares valued at $118,938 of the Commodity Volatility Wtd Index Strategy Fund outstanding on March 24, 2017 and (3) 245,905 Class I shares of the Commodity Enhanced Fund for the 310,480 Class C shares valued at $1,990,428 of the Commodity Volatility Wtd Index Strategy Fund outstanding on March 24, 2017.The reorganization was effective after the close of business on March 24, 2017. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund as shown in the table below. The transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization. The investment portfolio of the Target Fund, with a fair value of approximately $2,920,540 and amortized cost of approximately $2,977,748 as of the date of the reorganization, on a consolidated basis, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

99

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

The following is a summary of Shares Outstanding, Net Assets, NAV and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)*
Target Fund
Commodity Enhanced Fund				$(57,208)
Class A	106,486	$853,669	$8.02
Class C	15,371	118,938	7.74
Class I	245,905	1,990,428	8.09
Acquiring Fund
Commodity Volatility Fund				(169,464)
Class A	780,351	4,960,299	6.36
Class C	31,148	191,539	6.15
Class I	418,954	2,683,483	6.41
Post Reorganization
Commodity Volatility Fund				(226,673)
Class A	914,646	$5,813,968	6.36
Class C	50,488	310,477	6.15
Class I	729,434	4,673,911	6.41

*  Amounts presented on a consolidated basis

Expenses related to reorganization were incurred by the Acquiring Fund. The Adviser waived its fees and/or reimbursed the Fund in an amount sufficient to offset costs incurred by the Fund relating to the reorganization, excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the reorganization.

Assuming the reorganization had been completed on July 1, 2016, the beginning of the annual reporting period, the pro forma results of operations, on a consolidated basis for the year ended June 30, 2017, are as follows:

Net investment income (loss)	$(68,377)
Net realized/unrealized gains (losses)	(697,667)
Change in net assets resulting from operations	$(766,045)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Consolidated Statements of Operations since March 25, 2017.

11.  Investment Company Modernization:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Funds' financial statements. The adoption will have no effect on the Funds' net assets or results of operations.

12.  Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

100

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Victory CEMP US 500 Enhanced Volatility Wtd Index Fund, Victory CEMP Commodity Volatility Wtd Index Strategy Fund, Victory CEMP Long/Short Strategy Fund, Victory CEMP Market Neutral Income Fund, and Victory CEMP Global High Dividend Defensive Fund and Board of Trustees of Victory Portfolios II

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments of Victory CEMP Commodity Volatility Wtd Index Strategy Fund, and the accompanying statements of assets and liabilities, including the schedules of portfolio investments of Victory CEMP US 500 Enhanced Volatility Wtd Index Fund, Victory CEMP Long/Short Strategy Fund, Victory CEMP Market Neutral Income Fund, and Victory CEMP Global High Dividend Defensive Fund (the "Funds"), each a series of Victory Portfolios II, as of June 30, 2017, and the related consolidated statement of operations for the year then ended and the consolidated statements of changes in net assets and the consolidated financial highlights for each of the two years in the period then ended for the Victory CEMP Commodity Volatility Wtd Index Strategy Fund, and the statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended for Victory CEMP US 500 Enhanced Volatility Wtd Index Fund, Victory CEMP Long/Short Strategy Fund, Victory CEMP Market Neutral Income Fund, and Victory CEMP Global High Dividend Defensive Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Funds' financial highlights indicated prior to the period ended June 30, 2016, were audited by other auditors whose report dated August 28, 2015, expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2017, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio
August 25, 2017

101

Victory Portfolios II	Supplemental Information June 30, 2017

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 23 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 46 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2015	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	May 2015	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	May 2015	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	May 2015	Chief Investment Officer, Tufts University (since 2002).	None.

102

Victory Portfolios II	Supplemental Information — continued June 30, 2017

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	May 2015

Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Director, Crossroad LLC (Consultants) (April 2009 to December 2011).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2015

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

  The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

103

Victory Portfolios II	Supplemental Information — continued June 30, 2017

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	May 2015	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher A. Ponte, 33	Treasurer	May 2015	Senior Analyst, Fund Administration, the Adviser; Registered Principal, Victory Capital Advisers, Inc. (Since 2011).
Edward J. Veilleux, 74	Chief Compliance Officer***	May 2015	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	May 2015	Partner, Morrison & Foerster LLP.

***  On July 1, 2017, Edward J. Veilleux resigned his position and Colin Kinney accepted the position with the Trust.

104

Victory Portfolios II	Supplemental Information — continued June 30, 2017

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017, through June 30, 2017 (unless otherwise noted).

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
US 500 Enhanced Volatility Wtd Index Fund
Class A Shares	$1,000.00	$1,093.30	$5.14	0.99%
Class C Shares	1,000.00	1,090.00	9.02	1.74%
Class I Shares	1,000.00	1,095.20	3.84	0.74%
Commodity Volatility Wtd Index Strategy Fund
Class A Shares	1,000.00	973.30	5.38	1.10%
Class C Shares	1,000.00	970.80	9.04	1.85%
Class I Shares	1,000.00	975.10	4.16	0.85%
Long/Short Strategy Fund
Class A Shares	1,000.00	1,051.60	7.38	1.45%
Class C Shares	1,000.00	1,047.10	11.17	2.20%
Class I Shares	1,000.00	1,052.30	6.11	1.20%
Market Neutral Income Fund
Class A Shares	1,000.00	1,027.40	4.52	0.90%
Class C Shares	1,000.00	1,023.30	8.28	1.65%
Class I Shares	1,000.00	1,029.50	3.27	0.65%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

105

Victory Portfolios II	Supplemental Information — continued June 30, 2017

  (Unaudited)

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
Global High Dividend Defensive Fund
Class A Shares	$1,000.00	$1,079.80	$2.58	0.50%
Class C Shares	1,000.00	1,075.30	6.43	1.25%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

106

Victory Portfolios II	Supplemental Information — continued June 30, 2017

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
US 500 Enhanced Volatility Wtd Index Fund
Class A Shares	$1,000.00	$1,019.89	$4.96	0.99%
Class C Shares	1,000.00	1,016.17	8.70	1.74%
Class I Shares	1,000.00	1,021.12	3.71	0.74%
Commodity Volatility Wtd Index Strategy Fund
Class A Shares	1,000.00	1,019.34	5.51	1.10%
Class C Shares	1,000.00	1,015.62	9.25	1.85%
Class I Shares	1,000.00	1,020.58	4.26	0.85%
Long/Short Strategy Fund
Class A Shares	1,000.00	1,017.60	7.25	1.45%
Class C Shares	1,000.00	1,013.88	10.99	2.20%
Class I Shares	1,000.00	1,018.84	6.01	1.20%
Market Neutral Income Fund
Class A Shares	1,000.00	1,020.33	4.51	0.90%
Class C Shares	1,000.00	1,016.61	8.25	1.65%
Class I Shares	1,000.00	1,021.57	3.26	0.65%
Global High Dividend Defensive Fund
Class A Shares	1,000.00	1,022.32	2.51	0.50%
Class C Shares	1,000.00	1,018.60	6.26	1.25%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

107

Victory Portfolios II	Supplemental Information — continued June 30, 2017

  (Unaudited)

Additional Federal Income Tax Information

For the year ended June 30, 2017, the Funds paid qualified dividend income for purposes of reduced individual federal income tax rates of:

Amount
US 500 Enhanced Volatility Wtd Index Fund	100%
Long/Short Strategy Fund	100%
Market Neutral Income Fund	100%
Global High Dividend Defensive Fund	100%

Dividends qualifying for corporate dividends received deductions of:

Amount
US 500 Enhanced Volatility Wtd Index Fund	100%
Long/Short Strategy Fund	100%
Market Neutral Income Fund	56%
Global High Dividend Defensive Fund	63%

For the year ended June 30, 2017, the following Funds designated short-term capital gain distributions:

Amount
Long/Short Strategy Fund	$1,188

For the year ended June 30, 2017, the following Funds designated long-term capital gain distributions:

Amount
US 500 Enhanced Volatility Wtd Index Fund	$2,198,409

108

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-COMPASS-AR (6/17)

June 30, 2017

Annual Report

VictoryShares US 500 Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares Developed Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares Emerging Market Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares International High Div Volatility Wtd ETF

VictoryShares Dividend Accelerator ETF

VictoryShares US Multi-Factor Minimum Volatility ETF

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

• Detailed performance records

• Daily share prices

• The latest fund news

• Investment resources to help you become a better investor

• A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Table of Contents

Shareholder Letter	4-5
Fund Review and Commentary	6
Financial Statements
Victory Portfolios II Exchange Traded Funds
VictoryShares US 500 Volatility Wtd ETF
Schedule of Investments	32-42
Statements of Assets and Liabilities	149
Statements of Operations	154
Statements of Changes in Net Assets	159
Financial Highlights	164
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Schedule of Investments	43-53
Statements of Assets and Liabilities	149
Statements of Operations	154
Statements of Changes in Net Assets	159
Financial Highlights	165
VictoryShares US 500 Enhanced Volatility Wtd ETF
Schedule of Investments	54-64
Statements of Assets and Liabilities	149
Statements of Operations	154
Statements of Changes in Net Assets	159
Financial Highlights	166
VictoryShares Developed Enhanced Volatility Wtd ETF
Schedule of Investments	65-82
Statements of Assets and Liabilities	150
Statements of Operations	155
Statements of Changes in Net Assets	160
Financial Highlights	167
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Schedule of Investments	83-85
Statements of Assets and Liabilities	150
Statements of Operations	155
Statements of Changes in Net Assets	160
Financial Highlights	168
VictoryShares US Small Cap Volatility Wtd ETF
Schedule of Investments	86-96
Statements of Assets and Liabilities	150
Statements of Operations	155
Statements of Changes in Net Assets	160
Financial Highlights	169

Victory Portfolios II

Table of Contents (continued)

VictoryShares International Volatility Wtd ETF
Schedule of Investments	97-114
Statements of Assets and Liabilities	151
Statements of Operations	156
Statements of Changes in Net Assets	161
Financial Highlights	170
VictoryShares Emerging Market Volatility Wtd ETF
Schedule of Investments	115-132
Statements of Assets and Liabilities	151
Statements of Operations	156
Statements of Changes in Net Assets	161
Financial Highlights	171
VictoryShares US Large Cap High Div Volatility Wtd ETF
Schedule of Investments	133-135
Statements of Assets and Liabilities	151
Statements of Operations	156
Statements of Changes in Net Assets	161
Financial Highlights	172
VictoryShares US Small Cap High Div Volatility Wtd ETF
Schedule of Investments	136-138
Statements of Assets and Liabilities	152
Statements of Operations	157
Statements of Changes in Net Assets	162
Financial Highlights	173
VictoryShares International High Div Volatility Wtd ETF
Schedule of Investments	139-144
Statements of Assets and Liabilities	152
Statements of Operations	157
Statements of Changes in Net Assets	162
Financial Highlights	174
VictoryShares Dividend Accelerator ETF
Schedule of Investments	145-146
Statements of Assets and Liabilities	152
Statements of Operations	157
Statements of Changes in Net Assets	162
Financial Highlights	175
VictoryShares US Multi-Factor Minimum Volatility ETF
Schedule of Investments	147-148
Statements of Assets and Liabilities	153
Statements of Operations	158
Statements of Changes in Net Assets	163
Financial Highlights	176
Notes to Financial Statements	177
Report of Independent Registered Public Accounting Firm	197

Table of Contents (continued)

Supplemental Information	198
Trustee and Officer Information	198
Proxy Voting and Form N-Q Information	201
Expense Examples	201
Additional Federal Income Tax Information	204
Frequency Distribution of Premiums & Discounts	205
Advisory Contract Approval	205-206

The VictoryShares are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the VictoryShares.

For additional information about any VictoryShares, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 866-376-7890. Read it carefully before you invest or send money.

The information in this annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the ETFs, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

866-376-7890

Visit our website at:

www.vcm.com

The Victory Funds Letter to Shareholders

Dear Shareholder,

Low and slow. That's been the economic recipe for solid equity market gains. According to statistics from the U.S. Bureau of Economic Analysis, real gross domestic product (GDP) increased at an annual rate of 1.4 percent in the first quarter of 2017. Although that is lower than the fourth quarter of 2016, the slow growth has been good enough to power equity markets forward.

For the 12 months ended June 30, 2017, the S&P 500 Index increased nearly 18 percent. Stocks were supported by positive economic news and corporate profits, while shrugging off setbacks related to highly anticipated (but still unfulfilled) regulatory, fiscal, and tax policies, as well as the continued normalization of interest rates.

The prospect for large corporate tax cuts and deregulation under a Trump administration and Republican-controlled Congress fueled a surge in consumer confidence early in 2017. Although lawmakers have not outlined a clear path forward on these issues, investor sentiment has remained robust as job growth continues and U.S. companies report strong earnings. Against this backdrop, the Federal Reserve raised its federal funds target rate by another 25 basis points on June 14th, the third consecutive rate hike. Despite Fed policymakers hinting at additional tightening in 2017 to counterbalance concerns for possible higher inflation, the prospect of rising interest rates has barely tempered the strength of domestic stocks.

Equity markets also have demonstrated their resiliency from a global perspective, largely dismissing the geopolitical tensions on the Korean Peninsula, as well as any political fallout from British Prime Minister Theresa May's call for a snap election that resulted in a larger-than-expected loss of Conservative seats in Parliament. Emerging markets have been one of the star performers of the global equity market, and investors continue to downplay any potential headwinds, including the potential for new anti-globalization policies and trade protectionism, rising U.S. interest rates, and ongoing credit risks in China.

While financial markets have enjoyed a prolonged, constructive environment recently punctuated by very low volatility, we understand that market returns are cyclical. At the moment, the political climate in Washington D.C. does not seem to be dampening enthusiasm for risk assets, but that could change quickly. The Federal Reserve continues signaling plans to tighten monetary policy and reduce the size of its balance sheet. Will these issues ultimately roil the market? Nobody knows for certain, but it's a given that, at some point, volatility will re-emerge.

At Victory Capital we are committed to supporting our independent investment franchises and offering a diverse array of investment products that can help investors achieve their specific goals in various market environments. Earlier this year, Victory Capital announced the next generation of its ETF platform, which is branded VictoryShares. This new brand builds on the success of the firm's volatility-weighted ETFs, which may be of interest to investors considering the potential benefits of strategic beta solutions.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (800) 539-3863, or visit our website at www.vcm.com.

Christopher K. Dyer, CFA

President,
Victory Funds

Victory Funds

VictoryShares US 500 Volatility Wtd ETF

Portfolio Review
June 30, 2017 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US 500 Volatility Wtd ETF ("Fund") is designed to track the performance of the CEMP US Large Cap 500 Volatility Weighted Index ("CEMP Index") before expenses.

The Fund returned 19.72% over the last 12 months. The CEMP Index returned 20.16% and the S&P 500 Index, a market-cap based index against which the performance of the Fund is measured, returned 17.90% during the same period.

The financial and industrial sectors contributed positively to the Fund's performance relative to the S&P 500 Index over the last 12 months. Technology and consumer staples contributed negatively to the Fund's performance relative to the S&P 500 Index over the last 12 months.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

Average Annual Return

Year Ended June 30, 2017

	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US 500 Volatility Wtd ETF — Market
INCEPTION DATE	7/1/14	7/1/14
	Net Asset Value	Net Asset Value	CEMP US Large Cap 500 Volatility Weighted Index	S&P 500 Index
One Year	19.72%	20.00%	20.16%	17.90%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	9.40%	9.40%	N/A	N/A
Expense Ratios
Gross	0.74%
With Applicable Waivers	0.35%

Victory Funds

VictoryShares US 500 Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

1The CEMP US Large Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares US Discovery Enhanced Volatility Wtd ETF

Portfolio Review
June 30, 2017 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US Discovery Enhanced Volatility Wtd ETF ("Fund") is designed to track the performance of the CEMP US Small Cap 500 Long/Cash Volatility Weighted Index ("CEMP Index") before expenses.

The Fund returned 24.91% over the last 12 months. The CEMP Index returned 25.29% and the Russell 2000 Index, a market-cap based index against which the performance of the Fund is measured, returned 24.60% during the same period.

The Fund's outperformance relative to the Russell 2000 Index over the last 12 month period was largely connected to the favorable performance of financials and industrials. The Fund's underperformance over the last 12 months resulted from the lagging performance of information technology and health care stocks. The Long/Cash feature of the CEMP Index was not triggered during the period and the Fund remained fully invested.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

Average Annual Return

Year Ended June 30, 2017

	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares US Discovery Enhanced Volatility Wtd ETF — Market
INCEPTION DATE	7/31/14	7/31/14
	Net Asset Value	Net Asset Value	CEMP US Small Cap 500 Long/ Cash Volatility Weighted Index	Russell 2000 Index
One Year	24.91%	25.17%	25.29%	24.60%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	7.02%	7.01%	N/A	N/A
Expense Ratios
Gross	0.83%
With Applicable Waivers	0.38%

Victory Funds

VictoryShares US Discovery Enhanced Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

1The CEMP US Small Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. It is not possible to invest directly in an index.

2The Russell 2000 Index is a market-cap weighted index composed of 2000 U.S. small-cap common stocks. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares US 500 Enhanced Volatility Wtd ETF

Portfolio Review
June 30, 2017 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US 500 Enhanced Volatility Wtd ETF ("Fund") is designed to track the performance of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index ("CEMP Index") before expenses.

The Fund returned 19.72% over the last 12 months. The CEMP Index returned 20.16% and the S&P 500 Index, a market-cap based index against which the performance of the Fund is measured, returned 17.90% during the same period.

The financial and industrial sectors contributed positively to the Fund's performance relative to the S&P 500 Index over the last 12 months. Technology and consumer staples contributed negatively to the Fund's performance relative to the S&P 500 Index over the last 12 months. The Long/Cash feature of the CEMP Index was not triggered during the period and the Fund remained fully invested.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

Average Annual Return

Year Ended June 30, 2017

	VictoryShares US 500 Enhanced Volatility Wtd ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF — Market
INCEPTION DATE	7/1/14	7/1/14
	Net Asset Value	Net Asset Value	CEMP US Large Cap 500 Long/Cash Volatility Weighted Index	S&P 500 Index
One Year	19.72%	19.89%	20.16%	17.90%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	9.33%	9.32%	N/A	N/A
Expense Ratios
Gross	0.58%
With Applicable Waivers	0.35%

Victory Funds

VictoryShares US 500 Enhanced Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

1The CEMP US Large Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. It is not possible to invest directly in an index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares Developed Enhanced Volatility Wtd ETF

Portfolio Review
June 30, 2017 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares Developed Enhanced Volatility Wtd ETF ("Fund") is designed to track the performance of the CEMP International 500 Long/Cash Volatility Weighted Index ("CEMP Index") before expenses.

The Fund returned 12.79% over the last 12 months. The CEMP Index returned 13.40% and the MSCI EAFE Index (Net), a market-cap based index against which the performance of the Fund is measured, returned 20.27% during the same period.

The United Kingdom and Japan contributed negatively to the Fund's performance relative to the MSCI EAFE Index over the last 12 months. Hong Kong and Canada contributed positively to the Fund's performance relative to the MSCI EAFE Index over the last 12 months.

The Fund' underperformance to the MSCI EAFE Index was primarily due to the cash position held by the Fund during two months of the year due to tracking the Long/Cash feature of the CEMP Index. The Fund held 75% cash during the months of July and October 2016 as the market declined below the -12% trigger the months prior.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

Average Annual Return

Year Ended June 30, 2017

	VictoryShares Developed Enhanced Volatility Wtd ETF	VictoryShares Developed Enhanced Volatility Wtd ETF — Market
INCEPTION DATE	9/30/14	9/30/14
	Net Asset Value	Net Asset Value	CEMP International 500 Long/Cash Volatility Weighted Index	MSCI EAFE Index (Net)
One Year	12.79%	13.00%	13.40%	20.27%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	–1.30%	–0.97%	N/A	N/A
Expense Ratios
Gross	1.39%
With Applicable Waivers	0.48%

Victory Funds

VictoryShares Developed Enhanced Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

1The CEMP International 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when the market prices have further declined or rebounded. It is not possible to invest directly in an index.

2The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across Developed Markets countries around the world. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Portfolio Review
June 30, 2017 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US EQ Income Enhanced Volatility Wtd ETF ("Fund") is designed to track the performance of the CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index ("CEMP Index") before expenses.

The Fund returned 15.35% over the last 12 months. The CEMP Index returned 15.80% and the S&P 500 Index, a market-cap based index against which the performance of the Fund is measured, returned 17.90% during the same period.

The financial and industrial sectors contributed positively to the Fund's performance relative to the S&P 500 Index over the last 12 months. Technology and consumer staples contributed negatively to the Fund's performance relative to the S&P 500 Index over the last 12 months. The Long/Cash feature of the CEMP Index was not triggered during the period and the Fund remained fully invested.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

Average Annual Return

Year Ended June 30, 2017

	VictoryShares US EQ Income Enhanced Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF — Market
INCEPTION DATE	7/1/14	7/1/14
	Net Asset Value	Net Asset Value	CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index	S&P 500 Index
One Year	15.35%	15.74%	15.80%	17.90%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	10.57%	10.57%	N/A	N/A
Expense Ratios
Gross	0.56%
With Applicable Waivers	0.35%

Victory Funds

VictoryShares US EQ Income Enhanced Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

1The CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index reduces its exposure ot the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. It is not possible to invest directly in an index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares US Small Cap Volatility Wtd ETF

Portfolio Review
June 30, 2017 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US Small Cap Volatility Wtd ETF ("Fund") is designed to track the performance of the CEMP US Small Cap 500 Volatility Weighted Index ("CEMP Index") before expenses.

The Fund returned 24.86% over the last 12 months. The CEMP Index returned 25.29% and the Russell 2000 Index, a market-cap based index against which the performance of the Fund is measured, returned 24.60% during the same period.

The Fund's outperformance relative to the Russell 2000 Index over the last 12 month period was largely connected to the favorable performance of financial and industrials. The Fund's underperformance over the last 12 months resulted from the lagging performance of information technology and health care stocks.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

Average Annual Return

Year Ended June 30, 2017

	VictoryShares US Small Cap Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF — Market
INCEPTION DATE	7/7/15	7/7/15
	Net Asset Value	Net Asset Value	CEMP US Small Cap 500 Volatility Weighted Index	Russell 2000 Index
One Year	24.86%	25.85%	25.29%	24.60%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	11.36%	11.33%	N/A	N/A
Expense Ratios
Gross	1.44%
With Applicable Waivers	0.35%

Victory Funds

VictoryShares US Small Cap Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

1The CEMP US Small Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. small cap stocks with $3 billion or less or market value with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The Russell 2000 Index measures the performance of the small-cap segement of the U.S. uquity universe. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares International Volatility Wtd ETF

Portfolio Review
June 30, 2017 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares International Volatility Wtd ETF ("Fund") is designed to track the performance of the CEMP International 500 Volatility Weighted Index ("CEMP Index") before expenses.

The Fund returned 18.44% over the last 12 months. The CEMP Index returned 18.93% and the MSCI EAFE Index (Net), a market-cap based index against which the performance of the Fund is measured, returned 20.27% during the same period.

Hong Kong and Canada contributed positively to the Fund's performance relative to the MSCI EAFE Index over the last 12 months. The United Kingdom and Japan introduced detracted the most from the Fund's performance relative to the MSCI EAFE Index over the last 12 months.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

Average Annual Return

Year Ended June 30, 2017

	VictoryShares International Volatility Wtd ETF	VictoryShares International Volatility Wtd ETF — Market
INCEPTION DATE	8/19/15	8/19/15
	Net Asset Value	Net Asset Value	CEMP International 500 Volatility Weighted Index	MSCI EAFE Index
One Year	18.44%	19.39%	18.93%	20.27%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	5.57%	5.83%	N/A	N/A
Expense Ratios
Gross	2.31%
With Applicable Waivers	0.45%

Victory Funds

VictoryShares International Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

1The CEMP International 500 Volatility Weighted Index consists of 500 of the largest developed country stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across Developed Markets countries around the world. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares Emerging Market Volatility Wtd ETF

Portfolio Review
June 30, 2017 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares Emerging Market Volatility Wtd ETF ("Fund") is designed to track the performance of the CEMP Emerging Market 500 Volatility Weighted Index ("CEMP Index") before expenses.

The Fund returned 12.76% over the last 12 months. The CEMP Index returned 14.11% and the MSCI Emerging Markets Index (Net), a market-cap based index against which the performance of the Fund is measured, returned 23.75% during the same period.

India and Thailand contributed positively to the Fund's performance relative to the MSCI Emerging Markets Index over the last 12 months. The Fund's underperformance was mostly attributed to the fact the MSCI Emerging Markets Index held a larger position in China and South Korea, both of which had strong returns over the past 12 months.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

Average Annual Return

Year Ended June 30, 2017

	VictoryShares Emerging Market Volatility Wtd ETF	VictoryShares Emerging Market Volatility Wtd ETF — Market
INCEPTION DATE	3/22/16	3/22/16
	Net Asset Value	Net Asset Value	CEMP Emerging Market 500 Volatility Weighted Index	MSCI Emerging Markets Index
One Year	12.76%	13.37%	14.11%	23.75%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	11.23%	12.20%	N/A	N/A
Expense Ratios
Gross	6.26%
With Applicable Waivers	0.50%

Victory Funds

VictoryShares Emerging Market Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

1The CEMP Emerging Market 500 Volatility Weighted Index consists of 500 of the largest Emerging Market country stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2MSCI Emerging Market Index is a float-adjusted market cap index covering over 2,700 securities in 21 markets that are currently classified as Emerging Market countries. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares US Large Cap High Div Volatility Wtd ETF

Portfolio Review
June 30, 2017 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US Large Cap High Dividend Volatility Wtd ETF ("Fund") is designed to track the performance of the CEMP US Large Cap High Dividend 100 Volatility Weighted Index ("CEMP Index") before expenses.

The Fund returned 15.37% over the last 12 months. The CEMP Index returned 15.80% and the S&P 500 Index, a market-cap based index against which the performance of the Fund is measured, returned 17.90% during the same period.

The financial and industrial sectors contributed positively to the Fund's performance relative to the S&P 500 Index over the last 12 months. Technology and consumer staples contributed negatively to the Fund's performance relative to the S&P 500 Index over the last 12 months.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

Average Annual Return

Year Ended June 30, 2017

	VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Large Cap High Div Volatility Wtd ETF — Market
INCEPTION DATE	7/7/15	7/7/15
	Net Asset Value	Net Asset Value	CEMP US Large Cap High Dividend 100 Volatility Weighted Index	S&P 500 Index
One Year	15.37%	15.49%	15.80%	17.90%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	13.08%	13.10%	N/A	N/A
Expense Ratios
Gross	0.72%
With Applicable Waivers	0.35%

Victory Funds

VictoryShares US Large Cap High Div Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

1The CEMP US Large Cap High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend yielding stocks of the CEMP US Large Cap 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares US Small Cap High Div Volatility Wtd ETF

Portfolio Review
June 30, 2017 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares US Small Cap High Dividend Volatility Wtd ETF ("Fund") is designed to track the performance of the CEMP US Small Cap High Dividend 100 Volatility Weighted Index ("CEMP Index") before expenses.

The Fund returned 18.07% over the last 12 months. The CEMP Index returned 18.58% and the Russell 2000 Index, a market-cap based index against which the performance of the Fund is measured, returned 24.60% during the same period.

The utility and consumer staples sectors contributed positively to the Fund's performance relative to the Russell 2000 Index over the last 12 months. Information technology and health care contributed negatively to the Fund's performance relative to the Russell 2000 Index over the last 12 months.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

Average Annual Return

Year Ended June 30, 2017

	VictoryShares US Small Cap High Div Volatility Wtd ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF — Market
INCEPTION DATE	7/7/15	7/7/15
	Net Asset Value	Net Asset Value	CEMP US Small Cap High Dividend 100 Volatility Weighted Index	Russell 2000 Index
One Year	18.07%	18.62%	18.58%	24.60%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	10.99%	10.98%	N/A	N/A
Expense Ratios
Gross	0.92%
With Applicable Waivers	0.35%

Victory Funds

VictoryShares US Small Cap High Div Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

1The CEMP US Small Cap High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend yielding stocks of the CEMP US Small Cap 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The Russell 2000 Index is a market-cap weighted index composed of 2000 U.S. small-cap common stocks. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares International High Div Volatility Wtd ETF

Portfolio Review
June 30, 2017 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares International High Dividend Volatility Wtd ETF ("Fund") is designed to track the performance of the CEMP International High Dividend 100 Volatility Weighted Index ("CEMP Index") before expenses.

The Fund returned 16.16% over the last 12 months. The CEMP Index returned 17.49% and the MSCI EAFE Index (Net), a market-cap based index against which the performance of the Fund is measured, returned 20.27% during the same period.

Hong Kong and Canada contributed positively to the Fund's performance relative to the MSCI EAFE Index over the last 12 months. The United Kingdom and Japan contributed negatively to the Fund's performance relative to the MSCI EAFE Index over the last 12 months.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

Average Annual Return

Year Ended June 30, 2017

	VictoryShares International High Div Volatility Wtd ETF	VictoryShares International High Div Volatility Wtd ETF — Market
INCEPTION DATE	8/19/15	8/19/15
	Net Asset Value	Net Asset Value	CEMP International High Dividend 100 Volatility Weighted Index	MSCI EAFE Index (Net)
One Year	16.16%	15.97%	17.49%	20.27%
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	2.64%	2.90%	N/A	N/A
Expense Ratios
Gross	1.17%
With Applicable Waivers	0.45%

Victory Funds

VictoryShares International High Div Volatility Wtd ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

1The CEMP International High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend yielding stocks of the CEMP International 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). It is not possible to invest directly in an index.

2The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across Developed Market countries around the world. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares Dividend Accelerator ETF

Portfolio Review
June 30, 2017 (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

The VictoryShares Dividend Accelerator ETF ("Fund") seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in securities included in the Nasdaq Victory Dividend Accelerator Index (the "Index"). The Index utilizes a rules-based approach designed to identify dividend paying stocks with a higher likelihood of future dividend growth.

Since its inception of April 18, 2017 through the fiscal period ended June 30, 2017, the Fund returned 3.05% compared to the S&P 500 Index of 3.60% over the same period.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

Average Annual Return

Year Ended June 30, 2017

	VictoryShares Dividend Accelerator ETF	VictoryShares Dividend Accelerator ETF — Market
INCEPTION DATE	4/18/17	4/18/17
	Net Asset Value	Net Asset Value	Nasdaq Victory Dividend Accelerator Index	S&P 500 Index
One Year	N/A	N/A	N/A	N/A
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	3.05%	3.07%	3.10%	3.60%
Expense Ratios
Gross	0.71%
With Applicable Waivers	0.35%

Victory Funds

VictoryShares Dividend Accelerator ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory Divdend Accelerator Index utilizes a rules-based approach designed to identify dividend paying stocks with a higher likelihood of future dividend growth. The Index is maintained exclusively by Nasdaq Inc. It is not possible to invest directly in an index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Funds

VictoryShares US Multi-Factor Minimum Volatility ETF

Portfolio Review
June 30, 2017 (Unaudited)

The VictoryShares US Multi-Factor Minimum Volatility ETF ("Funds") seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in securities included in the Nasdaq Victory US Multi-Factor Minimum Volatility Index (the "Index"). The Index utilizes a rules-based approach designed to generate investment returns with less volatility than the broader U.S. market.

Since its inception of June 22, 2017 through the fiscal period ended June 30, 2017, the Fund returned -0.54% compared to the S&P 500 Index of -0.47% over the same period.

Fund returns are shown at NAV. More complete performance information, including returns at market price, is provided further below.

Average Annual Return

Year Ended June 30, 2017

	VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US Multi-Factor Minimum Volatility ETF — Market
INCEPTION DATE	6/22/17	6/22/17
	Net Asset Value	Net Asset Value	Nasdaq Victory US Multi-Factor Minimum Volatility Index	S&P 500 Index
One Year	N/A	N/A	N/A	N/A
Three Year	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A
Since Inception	–0.54%	–0.56%	–0.53%	–0.47%
Expense Ratios
Gross	0.71%
With Applicable Waivers	0.35%

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Funds

VictoryShares US Multi-Factor Minimum Volatility ETF (continued)

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated November 1, 2016. Additional information pertaining to the Fund's expense ratios as of June 30, 2017 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

1The Nasdaq Victory US Multi-Factor Minimum Volatility Index utilizes a rules-based approach designed to generate investment returns with less volatility than the broader U.S. market. The Index is maintained exclusively by Nasdaq Inc. It is not possible to invest directly in an index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2017
Security Description	Shares	Value
Common Stocks (99.7%)
Consumer Discretionary (15.3%):
Advance Auto Parts, Inc.	3,106	$362,129
Amazon.com, Inc. (a)	750	725,999
Aramark	16,627	681,374
AutoZone, Inc. (a)	1,024	584,151
Bed Bath & Beyond, Inc.	11,811	359,054
Best Buy Co., Inc.	7,610	436,281
Brunswick Corp.	6,723	421,734
Burlington Stores, Inc. (a)	4,391	403,928
CarMax, Inc. (a)	6,428	405,350
Carnival Corp., Class A	9,533	625,079
Cinemark Holdings, Inc.	14,864	577,466
Coach, Inc.	13,182	624,036
Comcast Corp., Class A	23,873	929,137
D.R. Horton, Inc.	15,532	536,941
Darden Restaurants, Inc.	8,263	747,306
Dick's Sporting Goods, Inc.	8,368	333,297
Discovery Communications, Inc., Class A (a)	16,386	423,250
DISH Network Corp. (a)	6,935	435,241
Dollar General Corp.	5,299	382,005
Dollar Tree, Inc. (a)	6,201	433,574
Domino's Pizza, Inc.	3,205	677,954
Dunkin' Brands Group, Inc.	11,254	620,320
Foot Locker, Inc.	6,196	305,339
General Motors Co.	12,346	431,246
Gentex Corp.	25,639	486,372
Genuine Parts Co.	7,057	654,607
Hanesbrands, Inc.	17,508	405,485
Harley-Davidson, Inc.	5,958	321,851
Hasbro, Inc.	4,556	508,039
Hyatt Hotels Corp., Class A (a)	10,756	604,595
Kohl's Corp.	6,648	257,078
L Brands, Inc.	7,221	389,140
Las Vegas Sands Corp.	7,399	472,722
Lear Corp.	3,067	435,759
Leggett & Platt, Inc.	13,533	710,888
Lennar Corp., Class A	10,451	557,247
LKQ Corp. (a)	17,813	586,938
Lowe's Co., Inc.	7,829	606,982
Macy's, Inc.	9,807	227,915
Marriott International, Inc., Class A	7,059	708,088
McDonald's Corp.	7,008	1,073,345
MGM Resorts International	18,444	577,113
Mohawk Industries, Inc. (a)	2,359	570,147
Netflix, Inc. (a)	2,350	351,114
Newell Brands, Inc.	10,386	556,897
Nike, Inc., Class B	11,589	683,751
Norwegian Cruise Line Holdings Ltd. (a)	6,252	339,421
NVR, Inc. (a)	351	846,125

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Omnicom Group, Inc.	8,151	$675,718
O'Reilly Automotive, Inc. (a)	2,243	490,634
Panera Bread Co., Class A (a)	2,367	744,753
Polaris Industries, Inc.	4,255	392,439
Pool Corp.	6,636	780,195
PulteGroup, Inc.	21,561	528,891
PVH Corp.	3,967	454,222
Ross Stores, Inc.	11,397	657,949
Royal Caribbean Cruises Ltd.	3,851	420,645
Scripps Networks Interactive, Inc., Class A	6,254	427,211
Service Corp. International	23,374	781,860
Servicemaster Global Holdings, Inc. (a)	15,048	589,731
Sirius XM Holdings, Inc.	126,135	689,958
Starbucks Corp.	13,509	787,710
Target Corp.	8,481	443,471
TEGNA, Inc.	26,331	379,430
The Gap, Inc.	11,730	257,943
The Goodyear Tire & Rubber Co.	11,399	398,509
The Home Depot, Inc.	5,475	839,865
The Interpublic Group of Co., Inc.	23,283	572,762
The Priceline Group, Inc. (a)	286	534,969
The TJX Co., Inc.	9,294	670,748
The Walt Disney Co.	9,115	968,468
Thor Industries, Inc.	4,393	459,156
Tiffany & Co.	5,438	510,465
Toll Brothers, Inc.	12,707	502,054
Tractor Supply Co.	5,732	310,732
TripAdvisor, Inc. (a)	7,296	278,707
Twenty-First Century Fox, Inc.	16,576	469,764
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,953	561,175
VF Corp.	9,717	559,699
Viacom, Inc., Class B	9,675	324,790
Whirlpool Corp.	2,397	459,313
Wyndham Worldwide Corp.	6,239	626,458
Yum! Brands, Inc.	11,427	842,856
		44,787,060
Consumer Staples (8.2%):
Altria Group, Inc.	11,207	834,585
Archer-Daniels-Midland Co.	11,649	482,036
Blue Buffalo Pet Products, Inc. (a)	20,902	476,775
Brown-Forman Corp., Class B	16,032	779,155
Bunge Ltd.	5,544	413,582
Church & Dwight Co., Inc.	12,775	662,767
Colgate-Palmolive Co.	10,125	750,566
Conagra Brands, Inc.	14,906	533,039
Constellation Brands, Inc., Class A	3,293	637,953
Costco Wholesale Corp.	4,907	784,776
CVS Health Corp.	6,282	505,450
Dr Pepper Snapple Group, Inc.	8,085	736,624
General Mills, Inc.	11,039	611,561

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Hormel Foods Corp.	16,113	$549,614
Ingredion, Inc.	4,879	581,626
Kimberly-Clark Corp.	5,958	769,237
McCormick & Co., Inc.	7,857	766,135
Molson Coors Brewing Co., Class B	5,710	493,001
Mondelez International, Inc., Class A	11,153	481,698
Monster Beverage Corp. (a)	11,709	581,703
PepsiCo, Inc.	8,890	1,026,707
Philip Morris International, Inc.	6,404	752,150
Pilgrim's Pride Corp. (a)	18,482	405,125
Pinnacle Foods, Inc.	10,349	614,731
Spectrum Brands Holdings, Inc.	3,495	437,015
Sysco Corp.	13,244	666,571
The Clorox Co.	5,861	780,920
The Coca-Cola Co.	21,802	977,820
The Estee Lauder Cos., Inc., Class A	8,211	788,092
The Hershey Co.	4,109	441,183
The J.M. Smucker Co.	4,743	561,239
The Kraft Heinz Co.	5,936	508,359
The Kroger Co.	17,928	418,081
The Procter & Gamble Co.	9,459	824,352
Tyson Foods, Inc., Class A	6,503	407,283
Walgreens Boots Alliance, Inc.	8,084	633,058
Wal-Mart Stores, Inc.	11,947	904,148
Whole Foods Market, Inc.	17,406	732,967
		24,311,684
Energy (1.3%):
Cheniere Energy Partners LP Holdings LLC	21,214	570,232
Exxon Mobil Corp.	9,311	751,677
Marathon Petroleum Corp.	7,173	375,363
ONEOK, Inc.	8,187	427,034
Phillips 66	8,530	705,346
Tesoro Corp.	4,780	447,408
Valero Energy Corp.	6,941	468,240
		3,745,300
Financials (17.2%):
Affiliated Managers Group, Inc.	2,405	398,893
Aflac, Inc.	11,260	874,677
Alleghany Corp. (a)	1,315	782,162
Ally Financial, Inc.	20,498	428,408
American Express Co.	7,690	647,806
American Financial Group, Inc.	8,463	840,968
Ameriprise Financial, Inc.	2,924	372,196
Arthur J. Gallagher & Co.	14,211	813,580
Assurant, Inc.	5,720	593,107
Bank of America Corp.	18,090	438,863
Bank of The Ozarks, Inc.	7,011	328,606
BB&T Corp.	12,577	571,122
Berkshire Hathaway, Inc., Class B (a)	5,474	927,131

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
BlackRock, Inc., Class A	1,605	$677,968
BOK Financial Corp.	6,385	537,170
Brown & Brown, Inc.	17,485	753,079
Capital One Financial Corp.	5,607	463,250
CBOE Holdings, Inc.	8,757	800,389
Cincinnati Financial Corp.	9,977	722,834
Citigroup, Inc.	7,993	534,572
Citizens Financial Group, Inc.	11,045	394,086
CME Group, Inc.	5,693	712,991
CNA Financial Corp.	13,652	665,535
Comerica, Inc.	5,806	425,231
Commerce Bank, Inc.	10,411	591,657
Cullen/Frost Bankers, Inc.	5,055	474,715
Discover Financial Services	8,625	536,389
E*TRADE Financial Corp. (a)	10,876	413,614
East West Bancorp, Inc.	7,446	436,187
Eaton Vance Corp.	10,833	512,618
Erie Indemnity Co., Class A	7,825	978,673
FactSet Research Systems, Inc.	3,815	633,977
Fifth Third Bancorp	16,593	430,754
First Horizon National Corp.	24,759	431,302
First Republic Bank	5,689	569,469
Franklin Resources, Inc.	10,085	451,707
Huntington Bancshares, Inc.	30,193	408,209
Interactive Brokers Group, Inc., Class A	13,117	490,838
Intercontinental Exchange, Inc.	11,678	769,814
Invesco Ltd.	12,106	426,011
JPMorgan Chase & Co.	6,762	618,046
KeyCorp	23,863	447,193
Lincoln National Corp.	5,288	357,363
M&T Bank Corp.	3,504	567,473
Markel Corp. (a)	805	785,567
MarketAxess Holdings, Inc.	2,651	533,116
Marsh & McLennan Co., Inc.	11,560	901,218
Morgan Stanley	9,586	427,152
MSCI, Inc.	6,395	658,621
New York Community Bancorp, Inc.	39,132	513,803
Northern Trust Corp.	5,874	571,012
Old Republic International Corp.	30,991	605,254
PacWest Bancorp	7,869	367,482
People's United Financial, Inc.	30,274	534,639
Principal Financial Group, Inc.	8,075	517,365
Prosperity Bancshares, Inc.	5,487	352,485
Prudential Financial, Inc.	4,555	492,578
Raymond James Financial, Inc.	6,117	490,706
Regions Financial Corp.	25,991	380,508
Reinsurance Group of America, Inc.	6,092	782,152
S&P Global, Inc.	4,750	693,453
Santander Consumer USA Holdings, Inc. (a)	21,471	273,970
SEI Investments Co.	9,548	513,491

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Signature Bank (a)	2,795	$401,166
SLM Corp. (a)	30,582	351,693
State Street Corp.	5,672	508,949
SunTrust Banks, Inc.	8,648	490,515
SVB Financial Group (a)	1,706	299,898
Synchrony Financial	13,684	408,057
Synovus Financial Corp.	12,323	545,170
T. Rowe Price Group, Inc.	7,841	581,881
TD Ameritrade Holding Corp.	10,049	432,007
TFS Financial Corp.	48,762	754,348
The Allstate Corp.	12,477	1,103,465
The Bank of New York Mellon Corp.	11,126	567,649
The Charles Schwab Corp.	9,820	421,867
The Goldman Sachs Group, Inc.	2,120	470,428
The PNC Financial Services Group, Inc.	4,656	581,395
The Progressive Corp.	21,558	950,492
The Travelers Co., Inc.	6,890	871,792
Torchmark Corp.	10,601	810,977
U.S. Bancorp	13,970	725,321
Unum Group	9,805	457,207
W.R. Berkley Corp.	12,046	833,222
Webster Financial Corp.	8,667	452,591
Wells Fargo & Co.	9,553	529,332
Western Alliance BanCorp (a)	8,520	419,184
Zions BanCorp	8,905	391,019
		50,004,830
Health Care (11.3%):
AbbVie, Inc.	8,774	636,203
ABIOMED, Inc. (a)	3,405	487,937
Aetna, Inc.	4,387	666,078
Agilent Technologies, Inc.	10,748	637,464
Alexion Pharmaceuticals, Inc. (a)	2,278	277,164
Align Technology, Inc. (a)	5,056	759,007
AmerisourceBergen Corp.	4,268	403,454
Amgen, Inc.	2,905	500,328
Anthem, Inc.	3,197	601,452
Baxter International, Inc.	12,239	740,949
Becton, Dickinson & Co.	3,732	728,151
Biogen, Inc. (a)	1,438	390,216
Bristol-Myers Squibb Co.	5,963	332,258
C.R. Bard, Inc.	2,620	828,208
Cardinal Health, Inc.	6,142	478,585
Celgene Corp. (a)	3,689	479,090
Cerner Corp. (a)	9,147	608,001
Cigna Corp.	3,220	538,996
Danaher Corp.	9,537	804,827
DaVita, Inc. (a)	8,191	530,449
Dentsply Sirona, Inc.	10,448	677,448
Edwards Lifesciences Corp. (a)	3,966	468,940
Eli Lilly & Co.	6,530	537,419

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Express Scripts Holding Co. (a)	7,412	$473,182
Gilead Sciences, Inc.	6,935	490,859
HCA Holdings, Inc. (a)	5,530	482,216
Henry Schein, Inc. (a)	3,231	591,338
Hologic, Inc. (a)	13,990	634,866
IDEXX Laboratories, Inc. (a)	2,929	472,799
Illumina, Inc. (a)	1,572	272,773
Incyte Pharmaceuticals, Inc. (a)	2,274	286,319
Intuitive Surgical, Inc. (a)	830	776,357
Johnson & Johnson	8,227	1,088,350
Laboratory Corp. of America Holdings (a)	4,128	636,290
McKesson Corp.	2,025	333,194
Mednax, Inc. (a)	7,267	438,709
Merck & Co., Inc.	8,491	544,188
Mettler-Toledo International, Inc. (a)	1,228	722,727
PerkinElmer, Inc.	11,706	797,647
Pfizer, Inc.	20,599	691,920
Quest Diagnostics, Inc.	7,809	868,047
Regeneron Pharmaceuticals, Inc. (a)	925	454,305
ResMed, Inc.	7,533	586,595
Stryker Corp.	5,070	703,615
Teleflex, Inc.	2,552	530,204
The Cooper Co., Inc.	3,555	851,138
Thermo Fisher Scientific, Inc.	3,962	691,250
United Therapeutics Corp. (a)	2,282	296,044
UnitedHealth Group, Inc.	4,261	790,074
Universal Health Services, Inc., Class B	3,363	410,555
Varian Medical Systems, Inc. (a)	6,744	695,913
Veeva Systems, Inc. (a)	9,924	608,441
Waters Corp. (a)	3,276	602,260
WellCare Health Plans, Inc. (a)	3,566	640,311
West Pharmaceutical Services, Inc.	6,943	656,252
Zoetis, Inc.	12,215	761,972
		32,993,334
Industrials (17.7%):
3M Co.	5,293	1,101,950
A.O. Smith Corp.	11,942	672,693
Acuity Brands, Inc.	1,851	376,271
Aecom (a)	9,173	296,563
AGCO Corp.	8,341	562,100
Alaska Air Group, Inc.	5,200	466,751
Allison Transmission Holdings, Inc.	15,886	595,884
AMERCO, Inc.	1,558	570,321
American Airlines Group, Inc.	7,563	380,570
AMETEK, Inc.	11,683	707,639
C.H. Robinson Worldwide, Inc.	9,840	675,811
Cintas Corp.	5,314	669,777
Colfax Corp. (a)	9,118	358,976
Copart, Inc. (a)	22,669	720,648
CSX Corp.	7,593	414,274

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Cummins, Inc.	3,295	$534,515
Deere & Co.	4,617	570,615
Delta Air Lines, Inc.	8,531	458,456
Donaldson Co., Inc.	12,835	584,506
Dover Corp.	6,364	510,520
Eaton Corp. PLC	7,316	569,404
Emerson Electric Co.	9,255	551,783
Equifax, Inc.	4,672	642,026
Expeditors International of Washington, Inc.	14,707	830,652
Fastenal Co.	10,873	473,302
Fluor Corp.	6,936	317,530
Fortune Brands Home & Security, Inc.	10,125	660,555
General Dynamics Corp.	4,093	810,823
HEICO Corp.	9,157	657,839
Hexcel Corp.	10,669	563,217
Honeywell International, Inc.	6,103	813,469
Hubbell, Inc.	6,267	709,237
Huntington Ingalls Industries, Inc.	2,431	452,555
IDEX Corp.	7,698	869,950
Illinois Tool Works, Inc.	5,960	853,770
Ingersoll-Rand PLC	7,031	642,563
J.B. Hunt Transport Services, Inc.	6,726	614,622
Jacobs Engineering Group, Inc.	8,215	446,814
JetBlue Airways Corp. (a)	20,102	458,929
Kansas City Southern	5,344	559,250
KAR Auction Services, Inc.	15,054	631,816
L3 Technologies, Inc.	3,626	605,832
Lennox International, Inc.	3,968	728,683
Lincoln Electric Holdings, Inc.	6,326	582,561
Lockheed Martin Corp.	2,660	738,443
Macquarie Infrastructure Corp.	8,330	653,072
Manpowergroup, Inc.	3,978	444,144
Masco Corp.	14,219	543,308
MSC Industrial Direct Co., Inc., Class A	6,013	516,877
Nielsen Holdings PLC	9,917	383,391
Nordson Corp.	3,827	464,292
Norfolk Southern Corp.	4,793	583,308
Northrop Grumman Corp.	3,414	876,407
Old Dominion Freight Line, Inc.	6,401	609,631
Orbital ATK, Inc.	3,835	377,211
Oshkosh Corp.	5,674	390,825
Owens Corning, Inc.	9,021	603,685
Parker-Hannifin Corp.	3,454	552,018
Quanta Services, Inc. (a)	11,995	394,875
Raytheon Co.	5,007	808,530
Republic Services, Inc., Class A	16,752	1,067,604
Robert Half International, Inc.	8,284	397,052
Rockwell Automation, Inc.	3,416	553,255
Rockwell Collins, Inc.	7,134	749,641
Rollins, Inc.	20,434	831,868

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Roper Technologies, Inc.	3,455	$799,936
Sensata Technologies Holding NV (a)	11,589	495,082
Snap-on, Inc.	3,546	560,268
Southwest Airlines Co.	6,764	420,315
Spirit Aerosystems Holdings, Inc., Class A	8,208	475,572
Stanley Black & Decker, Inc.	5,146	724,197
Stericycle, Inc. (a)	4,877	372,213
Textron, Inc.	10,923	514,473
The Middleby Corp. (a)	3,698	449,344
Toro Co.	11,589	803,002
TransDigm Group, Inc.	1,979	532,094
TransUnion (a)	13,445	582,303
Union Pacific Corp.	5,670	617,520
United Continental Holdings, Inc. (a)	4,810	361,953
United Rentals, Inc. (a)	2,353	265,207
United Technologies Corp.	7,581	925,715
USG Corp. (a)	11,778	341,798
Verisk Analytics, Inc., Class A (a)	10,516	887,235
W.W. Grainger, Inc.	2,358	425,690
Wabtec Corp.	5,970	546,255
Waste Management, Inc.	14,188	1,040,690
Watsco, Inc.	3,850	593,670
Xylem, Inc.	13,007	720,978
		52,270,969
Information Technology (16.4%):
Activision Blizzard, Inc.	8,095	466,029
Adobe Systems, Inc. (a)	5,214	737,468
Akamai Technologies, Inc. (a)	5,589	278,388
Alliance Data Systems Corp.	1,903	488,481
Alphabet, Inc., Class A (a)	921	856,235
Amdocs Ltd.	13,500	870,210
Amphenol Corp., Class A	11,944	881,707
Analog Devices, Inc.	6,396	497,609
ANSYS, Inc. (a)	6,120	744,682
Apple, Inc.	4,785	689,135
Applied Materials, Inc.	13,372	552,397
Arista Networks, Inc. (a)	2,623	392,899
Arrow Electronics, Inc. (a)	7,198	564,467
Automatic Data Processing, Inc.	7,190	736,687
Avnet, Inc.	11,988	466,093
Black Knight Financial Services, Inc., Class A (a)	14,362	588,124
Booz Allen Hamilton Holdings Corp.	16,301	530,435
Broadridge Financial Solutions, Inc.	10,332	780,686
CA, Inc.	19,839	683,850
Cadence Design Systems, Inc. (a)	16,628	556,872
CDK Global, Inc.	10,976	681,171
CDW Corp. of Delaware	9,958	622,674
Cisco Systems, Inc.	22,888	716,394
Citrix Systems, Inc. (a)	6,593	524,671
Cognex Corp.	5,330	452,517

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Cognizant Technology Solutions Corp., Class A	6,926	$459,886
CommScope Holding Co., Inc. (a)	12,240	465,487
Costar Group, Inc. (a)	2,373	625,523
Dolby Laboratories, Inc.	14,830	726,077
eBay, Inc. (a)	13,310	464,785
Echostar Holding Corp. (a)	9,558	580,171
F5 Networks, Inc. (a)	3,573	453,985
Facebook, Inc., Class A (a)	4,740	715,645
Fidelity National Information Services, Inc.	8,500	725,900
Fiserv, Inc. (a)	6,907	845,003
FleetCor Technologies, Inc. (a)	2,626	378,695
FLIR Systems, Inc.	14,241	493,593
Gartner, Inc. (a)	4,746	586,178
Genpact Ltd.	27,358	761,373
Global Payments, Inc.	5,992	541,197
Harris Corp.	6,651	725,492
Hewlett Packard Enterprises Co.	27,758	460,505
HP, Inc.	25,493	445,618
Intel Corp.	17,820	601,247
International Business Machines Corp.	4,255	654,547
IPG Photonics Corp. (a)	3,834	556,313
Jabil Circuit, Inc.	16,155	471,564
Jack Henry & Associates, Inc.	9,277	963,603
Juniper Networks, Inc.	16,326	455,169
Keysight Technologies, Inc. (a)	14,993	583,677
KLA-Tencor Corp.	5,820	532,588
Lam Research Corp.	4,244	600,229
Leidos Holdings, Inc.	5,541	286,414
Mastercard, Inc., Class A	6,346	770,722
Maxim Integrated Products, Inc.	12,245	549,801
Microsoft Corp.	11,187	771,120
Motorola Solutions, Inc.	8,222	713,176
NCR Corp. (a)	8,075	329,783
Nvidia Corp.	2,639	381,494
ON Semiconductor Corp. (a)	24,390	342,436
Oracle Corp.	18,186	911,845
Paychex, Inc.	11,920	678,725
PayPal Holdings, Inc. (a)	12,085	648,602
QUALCOMM, Inc.	7,070	390,405
Red Hat, Inc. (a)	5,308	508,241
Sabre Corp.	20,183	439,384
Skyworks Solutions, Inc.	3,561	341,678
SS&C Technologies Holdings, Inc.	13,893	533,630
SYNNEX Corp.	4,686	562,133
Synopsys, Inc. (a)	9,568	697,794
Texas Instruments, Inc.	7,979	613,824
The Ultimate Software Group, Inc. (a)	2,540	533,552
Total System Services, Inc.	9,412	548,249
Trimble Navigation Ltd. (a)	15,128	539,616
Tyler Technologies, Inc. (a)	3,568	626,791

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Vantiv, Inc. (a)	9,723	$615,855
VeriSign, Inc. (a)	5,978	555,715
Visa, Inc., Class A	7,934	744,051
VMware, Inc., Class A (a)	5,985	523,269
WEX, Inc. (a)	4,496	468,798
Xerox Corp.	13,320	382,684
Xilinx, Inc.	10,603	681,985
		47,925,703
Materials (4.7%):
Avery Dennison Corp.	6,895	609,311
Berry Plastics Group, Inc. (a)	10,790	615,138
Celanese Corp.	5,525	524,544
Crown Holdings, Inc. (a)	12,225	729,344
Eagle Materials, Inc., Class A	4,083	377,351
Eastman Chemical Co.	6,721	564,497
Ecolab, Inc.	7,194	955,003
FMC Corp.	7,329	535,383
Huntsman Corp.	13,283	343,233
International Flavors & Fragrances, Inc.	5,185	699,975
International Paper Co.	10,861	614,841
LyondellBasell Industries NV, Class A	5,434	458,575
Martin Marietta Materials, Inc.	2,085	464,079
NewMarket Corp.	1,467	675,524
Nucor Corp.	6,523	377,486
Packaging Corp. of America	5,837	650,183
Praxair, Inc.	6,483	859,322
Reliance Steel & Aluminum Co.	5,309	386,548
Sealed Air Corp.	13,234	592,354
Sonoco Products Co.	14,523	746,773
Steel Dynamics, Inc.	10,479	375,253
The Sherwin-Williams Co.	1,624	569,959
Vulcan Materials Co.	3,705	469,350
Westlake Chemical Corp.	6,149	407,125
		13,601,151
Real Estate (0.5%):
CBRE Group, Inc., Class A (a)	10,920	397,488
Howard Hughes Corp. (a)	5,594	687,167
Jones Lang LaSalle, Inc.	3,278	409,750
Parks Hotels & Resorts, Inc.	150	4,044
		1,498,449
Telecommunication Services (0.8%):
AT&T, Inc.	18,608	702,080
CenturyLink, Inc.	18,195	434,497
T-Mobile US, Inc. (a)	7,668	464,834
Verizon Communications, Inc.	15,643	698,616
		2,300,027

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Utilities (6.3%):
Alliant Energy Corp.	16,720	$671,642
Ameren Corp.	12,926	706,664
American Water Works Co., Inc.	8,884	692,508
Aqua America, Inc.	21,398	712,553
Atmos Energy Corp.	8,768	727,306
Avangrid, Inc.	15,040	664,016
CMS Energy Corp.	16,353	756,326
Consolidated Edison, Inc.	9,066	732,714
Dominion Resources, Inc.	9,019	691,126
DTE Energy Co.	7,400	782,847
Edison International	9,277	725,369
Eversource Energy	12,470	757,054
Exelon Corp.	15,510	559,446
Great Plains Energy, Inc.	26,037	762,363
NextEra Energy, Inc.	5,231	733,020
NiSource, Inc.	28,023	710,663
OGE Energy Corp.	18,439	641,493
PG&E Corp.	11,172	741,486
Pinnacle West Capital Corp.	9,045	770,271
PPL Corp.	19,516	754,489
SCANA Corp.	9,293	622,724
Sempra Energy	5,856	660,264
The Southern Co.	15,976	764,931
Vectren Corp.	11,834	691,579
WEC Energy Group, Inc.	11,564	709,798
Xcel Energy, Inc.	16,302	747,936
		18,490,588
Total Common Stocks (Cost $274,851,069)		291,929,095
Total Investments (Cost $274,851,069) — 99.7%		291,929,095
Other assets in excess of liabilities — 0.3%		992,108
NET ASSETS — 100.00%		$292,921,203

(a)  Non-income producing security.

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	7	9/15/17	$847,315	$(5,088)

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2017
Security Description	Shares	Value
Common Stocks (99.7%)
Consumer Discretionary (17.8%):
Aaron's, Inc.	3,272	$127,280
American Axle & Manufacturing Holdings, Inc. (a)	3,830	59,748
American Eagle Outfitters, Inc.	6,543	78,843
American Outdoor Brands Corp. (a)	3,907	86,579
Asbury Automotive Group, Inc. (a)	1,533	86,691
Big Lots, Inc.	2,272	109,738
BJ's Restaurants, Inc. (a)	3,051	113,650
Bob Evans Farms, Inc.	1,672	120,100
Bojangles', Inc. (a)	5,281	85,816
Boyd Gaming Corp.	6,505	161,388
Brinker International, Inc.	2,846	108,433
Buffalo Wild Wings, Inc. (a)	731	92,618
Caesars Acquisition Co. (a)	4,702	89,573
Caleres, Inc.	3,027	84,090
Capella Education Co.	1,259	107,770
Carrols Restaurant Group, Inc. (a)	6,518	79,846
Cavco Industries, Inc. (a)	1,055	136,781
Chico's FAS, Inc.	6,119	57,641
Churchill Downs, Inc.	1,138	208,594
Cooper Tire & Rubber Co.	2,708	97,759
Cooper-Standard Holding (a)	1,025	103,392
Core-Mark Holding Co., Inc.	3,117	103,048
Dana Holding Corp.	4,699	104,929
Dave & Buster's Entertainment, Inc. (a)	1,655	110,074
Dillard's, Inc.	1,507	86,939
Dineequity, Inc.	2,459	108,319
Dorman Products, Inc. (a)	1,575	130,363
DSW, Inc., Class A	4,324	76,535
Duluth Holdings, Inc. (a)	3,471	63,207
Eldorado Resorts, Inc. (a)	5,604	112,080
Ethan Allen Interiors, Inc.	3,222	104,071
Express, Inc. (a)	6,061	40,912
Five Below, Inc. (a)	2,399	118,438
Fossil Group, Inc. (a)	3,638	37,653
Fox Factory Holding Corp. (a)	4,088	145,533
Francesca's Holdings Corp. (a)	3,884	42,491
GameStop Corp., Class A	3,437	74,274
Genesco, Inc. (a)	969	32,849
Gentherm, Inc. (a)	2,237	86,796
Grand Canyon Education, Inc. (a)	1,916	150,234
Group 1 Automotive, Inc.	1,249	79,087
Helen of Troy Ltd. (a)	1,367	128,635
Hibbett Sports, Inc. (a)	3,138	65,114
HSN, Inc.	2,299	73,338
ILG, Inc.	8,499	233,637
Installed Building Products, Inc. (a)	2,048	108,442
International Speedway Corp.	3,949	148,285
iRobot Corp. (a)	1,821	153,219

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Jack in the Box, Inc.	1,303	$128,346
KB Home	5,760	138,067
La-Z-Boy, Inc.	3,474	112,905
LCI Industries	966	98,918
Lgi Homes, Inc. (a)	2,524	101,414
Lithia Motors, Inc.	1,058	99,695
M/I Homes, Inc. (a)	4,911	140,209
Marcus Corp.	4,137	124,937
MarineMax, Inc. (a)	3,378	66,040
Marriott Vacations Worldwide Corp.	1,116	131,409
MDC Holdings, Inc.	4,186	147,891
Meritage Homes Corp. (a)	2,826	119,257
Monro Muffler Brake, Inc.	2,093	87,383
Motorcar Parts of America, Inc. (a)	2,822	79,693
Movado Group, Inc.	3,719	93,905
MSG Networks, Inc., Class A (a)	5,094	114,360
Murphy USA, Inc. (a)	1,823	135,102
New Media Investment Group, Inc.	6,899	92,999
Nutrisystem, Inc.	1,840	95,772
Office Depot, Inc.	16,084	90,714
Ollie's Bargain Outlet Holdings, Inc. (a)	3,080	131,207
Papa John's International, Inc.	1,789	128,379
Penn National Gaming, Inc. (a)	7,512	160,756
Planet Fitness, Inc., Class A	4,125	96,278
Ruth's Hospitality Group, Inc.	6,258	136,112
Select Comfort Corp. (a)	3,518	124,853
Shake Shack, Inc. (a)	3,039	106,000
Sonic Automotive, Inc., Class A	4,069	79,142
Sonic Corp.	3,575	94,702
Standard Motor Products, Inc.	3,374	176,189
Steven Madden Ltd. (a)	2,981	119,091
Strayer Education, Inc.	1,168	108,881
Sturm Ruger & Co.	1,763	109,571
Superior Industries International, Inc.	3,690	75,830
Taylor Morrison Home Corp., Class A (a)	5,164	123,988
Tempur Sealy International, Inc. (a)	1,144	61,078
Texas Roadhouse, Inc.	2,370	120,752
The Buckle, Inc.	4,657	82,895
The Cato Corp., Class A	3,525	62,005
The Cheesecake Factory, Inc.	2,235	112,421
The E.W. Scripps Co., Class A (a)	4,331	77,135
The Tile Shop Holdings, Inc.	4,744	97,964
Topbuild Corp. (a)	2,757	146,314
TRI Pointe Group, Inc. (a)	8,734	115,201
Universal Electronics, Inc. (a)	1,364	91,183
William Lyon Homes (a)	4,098	98,926
Wingstop, Inc.	3,784	116,926
Winnebago Industries, Inc.	2,490	87,150
World Wrestling Entertainment, Inc.	5,424	110,487
		10,265,264

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Consumer Staples (5.6%):
Amplify Snack Brands, Inc. (a)	7,732	$74,536
B&G Foods, Inc.	2,669	95,016
Calavo Growers, Inc.	1,699	117,316
Darling Ingredients, Inc. (a)	8,225	129,462
Dean Foods Co.	5,919	100,623
Farmer Brothers Co. (a)	3,291	99,553
Fresh Del Monte Produce, Inc.	2,127	108,286
Ingles Markets, Inc., Class A	2,645	88,079
Inter Parfums, Inc.	2,848	104,379
J&J Snack Foods Corp.	1,340	176,973
John B. Sanfilippo & Son, Inc.	1,235	77,941
Medifast, Inc.	4,049	167,913
Mgp Ingredients, Inc.	1,505	77,011
National Beverage Corp.	1,511	141,369
Nu Skin Enterprises, Inc., Class A	1,780	111,855
Omega Protein Corp.	6,418	114,882
Performance Food Group Co. (a)	5,217	142,945
PriceSmart, Inc.	1,366	119,662
Sanderson Farms, Inc.	1,340	154,971
SpartanNash Co.	3,260	84,630
Sprouts Farmers Markets, Inc. (a)	5,379	121,941
The Boston Beer Co., Inc. (a)	674	89,069
Tootsie Roll Industries, Inc.	4,236	147,625
United Natural Foods, Inc. (a)	2,842	104,301
USANA Health Sciences, Inc. (a)	1,731	110,957
Vector Group Ltd.	9,144	194,950
WD-40 Co.	1,309	144,448
Weis Markets, Inc.	1,887	91,935
		3,292,628
Energy (0.6%):
Atwood Oceanics, Inc. (a)	4,885	39,813
Dril-Quip, Inc. (a)	1,958	95,550
Rex American Resources Corp. (a)	1,646	158,938
World Fuel Services Corp.	2,633	101,239
		395,540
Financials (23.7%):
1st Source Corp.	2,873	137,732
Ameris Bancorp	2,867	138,189
AMERISAFE, Inc.	2,084	118,684
Artisan Partners Asset Management, Class A	4,228	129,800
Astoria Financial Corp.	7,020	141,453
Banc of California, Inc.	2,489	53,514
BancFirst Corp.	1,453	140,360
BancorpSouth, Inc.	3,828	116,754
Banner Corp.	2,404	135,850
Beneficial Bancorp, Inc.	9,960	149,400
Berkshire Hills Bancorp, Inc.	4,738	166,540
BofI Holding, Inc. (a)	2,350	55,742

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Boston Private Financial Holdings, Inc.	6,746	$103,551
Brookline BanCorp, Inc.	8,436	123,166
Capital Bank Financial Corp., Class A	4,224	160,933
Capitol Federal Financial, Inc.	13,828	196,495
Central Pacific Financial Corp.	4,161	130,947
City Holding Co.	2,121	139,710
Cohen & Steers, Inc.	3,711	150,443
Columbia Banking System, Inc.	3,247	129,393
Community Bank System, Inc.	2,433	135,688
Community Trust BanCorp, Inc.	3,147	137,681
Customers BanCorp, Inc. (a)	3,411	96,463
CVB Financial Corp.	5,132	115,111
Dime Community Bancshares, Inc.	6,562	128,615
Eagle Bancorp, Inc. (a)	2,075	131,348
Employers Holdings, Inc.	3,469	146,739
Enterprise Financial Services Corp.	2,957	120,646
FBL Financial Group, Inc., Class A	1,786	109,839
Fcb Financial Holdings, Inc. (a)	2,823	134,798
Federated Investors, Inc., Class B	4,440	125,430
Financial Engines, Inc.	2,143	78,434
First Busey Corp.	5,288	155,043
First Commonwealth Financial Corp.	9,531	120,853
First Financial Bancorp	4,743	131,381
First Financial Bankshares, Inc.	2,878	127,208
First Interstate BancSystem, Inc., Class A	3,150	117,180
First Merchants Corp.	3,583	143,822
First Midwest Bancorp, Inc.	5,465	127,389
Flagstar BanCorp, Inc. (a)	4,291	132,249
Glacier Bancorp, Inc.	3,621	132,565
Great Western BanCorp, Inc.	2,742	111,901
Greenhill & Co., Inc.	3,158	63,476
Hanmi Financial Corp.	3,553	101,083
Heartland Financial USA, Inc.	2,652	124,909
Hilltop Holdings, Inc.	4,613	120,907
Hope Bancorp, Inc.	5,399	100,691
Horace Mann Educators Corp.	3,608	136,382
Houlihan Lokey, Inc.	3,751	130,910
Independent Bank Corp.	1,929	128,568
Independent Bank Group, Inc.	1,847	109,897
Infinity Property & Casualty Corp.	1,666	156,604
International Bancshares Corp.	3,077	107,849
Janus Henderson Group PLC (a)	4,075	134,923
Kearny Financial Corp.	12,515	185,848
Lakeland BanCorp, Inc.	6,331	119,339
Lakeland Financial Corp.	3,051	139,980
LegacyTexas Financial Group, Inc.	2,475	94,372
LendingTree, Inc. (a)	623	107,281
Mainsource Financial Group, Inc.	4,012	134,442
Meridian BanCorp, Inc.	10,127	171,146
Meta Financial Group, Inc.	1,124	100,036
See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Moelis & Co., Class A	2,678	$104,040
National Bank Holdings Corp.	4,502	149,060
National General Holdings Corp.	6,023	127,085
National Western Life Group, Inc.	392	125,291
NBT Bancorp, Inc.	3,470	128,217
Nelnet, Inc.	2,157	101,401
Northfield BanCorp, Inc.	10,571	181,293
Oceanfirst Financial Corp.	5,644	153,065
Old National Bancorp	7,912	136,482
Onebeacon Insurance Group Ltd.	8,942	163,013
Pacific Premier Bancorp, Inc. (a)	2,915	107,564
Park National Corp.	1,205	124,983
Pennymac Financial Services, Inc. (a)	4,840	80,828
Provident Financial Services, Inc.	6,126	155,478
Renasant Corp.	3,034	132,707
RLI Corp.	2,263	123,605
S&T Bancorp, Inc.	3,282	117,693
Safety Insurance Group, Inc.	3,006	205,310
Sandy Spring BanCorp	3,521	143,164
Seacoast Banking Corp. of Florida (a)	5,946	143,299
Selective Insurance Group, Inc.	3,067	153,503
ServisFirst Bancshares, Inc.	2,939	108,420
Simmons First National Corp., Class A	2,211	116,962
South State Corp.	1,450	124,265
Southside Bancshares, Inc.	3,549	124,002
State Bank Financial Corp.	4,827	130,908
Stock Yards BanCorp, Inc.	3,194	124,247
TCF Financial Corp.	6,364	101,442
The Navigators Group, Inc.	2,846	156,245
Tompkins Financial Corp.	1,536	120,914
Towne Bank	4,417	136,044
Trico Bancshares	3,648	128,227
Trustmark Corp.	4,391	141,215
Union Bankshares Corp.	3,635	123,227
United Community Banks, Inc.	4,644	129,103
United Financial Bancorp, Inc.	8,302	138,560
United Fire Group, Inc.	2,899	127,730
Universal Insurance Holdings, Inc.	3,258	82,102
Virtu Financial, Inc.	6,590	116,314
Waddell & Reed Financial, Inc., Class A	4,527	85,470
Walker & Dunlop, Inc. (a)	2,212	108,012
Washington Trust BanCorp, Inc.	2,297	118,410
WesBanco, Inc.	3,719	147,048
Westamerica BanCorp	2,408	134,944
WisdomTree Investments, Inc.	6,989	71,078
WSFS Financial Corp.	2,765	125,393
		13,725,045
Health Care (8.5%):
Abaxis, Inc.	1,789	94,853
Akorn, Inc. (a)	2,904	97,400

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Almost Family, Inc. (a)	2,674	$164,852
Amedisys, Inc. (a)	2,050	128,761
AMN Healthcare Services, Inc. (a)	2,014	78,647
Amphastar Pharmaceuticals, Inc. (a)	3,900	69,654
Ani Pharmaceuticals, Inc. (a)	1,323	61,916
Anika Therapeutics, Inc. (a)	2,822	139,237
Atrion Corp.	305	196,206
Biotelemetry, Inc. (a)	2,904	97,139
Cambrex Corp. (a)	1,545	92,314
Chemed Corp.	998	204,120
Civitas Solutions, Inc. (a)	4,853	84,928
CorVel Corp. (a)	2,953	140,120
CryoLife, Inc. (a)	4,822	96,199
Globus Medical, Inc. (a)	3,751	124,346
Halyard Health, Inc. (a)	3,289	129,192
HealthEquity, Inc. (a)	2,084	103,846
Heska Corp. (a)	787	80,329
HMS Holdings Corp. (a)	4,352	80,512
ICU Medical, Inc. (a)	729	125,753
Innoviva, Inc. (a)	6,928	88,678
Inogen, Inc. (a)	1,415	135,019
LHC Group, Inc. (a)	2,123	144,130
LifePoint Health, Inc. (a)	1,601	107,507
Magellan Health, Inc. (a)	1,468	107,017
Meridian Bioscience, Inc.	6,528	102,816
Merit Medical Systems, Inc. (a)	4,318	164,732
MiMedx Group, Inc. (a)	9,554	143,023
National Healthcare Corp.	2,623	183,976
Natus Medical, Inc. (a)	2,602	97,055
Neogen Corp. (a)	2,077	143,541
OraSure Technologies, Inc. (a)	6,305	108,824
Owens & Minor, Inc.	5,234	168,482
PharMerica Corp. (a)	3,135	82,294
Phibro Animal Health Corp., Class A	3,739	138,531
Repligen Corp. (a)	2,781	115,245
research Holdings, Inc., Class A (a)	1,652	96,642
Select Medical Holdings Corp. (a)	6,253	95,984
Supernus Pharmaceuticals, Inc. (a)	2,392	103,095
The Ensign Group, Inc.	4,974	108,284
US Physical Therapy, Inc.	2,064	124,666
		4,949,865
Industrials (21.6%):
AAON, Inc.	3,384	124,700
AAR Corp.	2,962	102,959
ABM Industries, Inc.	3,621	150,344
Acco Brands Corp. (a)	6,643	77,391
Air Transport Services Group, Inc. (a)	5,632	122,665
Aircastle Ltd.	4,265	92,764
Alamo Group, Inc.	1,932	175,444
Albany International Corp.	3,025	161,535

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Allegiant Travel Co.	592	$80,275
Altra Industrial Motion Corp.	2,979	118,564
American Railcar Industries, Inc.	2,514	96,286
American Woodmark Corp. (a)	1,177	112,462
Apogee Enterprises, Inc.	1,983	112,714
Argan, Inc.	1,391	83,460
Astec Industries, Inc.	1,347	74,772
Astronics Corp. (a)	2,490	75,870
Atkore International Group, Inc. (a)	4,100	92,455
Axon Enterprise, Inc. (a)	3,742	94,074
AZZ, Inc.	1,654	92,293
Barnes Group, Inc.	2,809	164,410
Brady Corp., Class A	3,627	122,955
Columbus McKinnon Corp.	3,774	95,935
Comfort Systems USA, Inc.	2,405	89,226
Continental Building Products, Inc. (a)	4,979	116,011
CSW Industrials, Inc. (a)	3,975	153,634
Douglas Dynamics, Inc.	2,683	88,271
Dycom Industries, Inc. (a)	707	63,291
Encore Wire Corp.	2,010	85,827
ESCO Technologies, Inc.	2,701	161,115
Esterline Technologies Corp. (a)	1,138	107,882
Exponent, Inc.	2,195	127,969
Federal Signal Corp.	9,039	156,917
Franklin Electric Co., Inc.	2,382	98,615
FTI Consulting, Inc. (a)	3,230	112,921
GATX Corp.	1,871	120,249
Generac Holdings, Inc. (a)	2,674	96,612
Global Brass & Copper Holdings, Inc.	2,285	69,807
Griffon Corp.	4,941	108,455
H&E Equipment Services, Inc.	2,376	48,494
Hawaiian Holdings, Inc. (a)	2,348	110,239
Heartland Express, Inc.	6,954	144,782
Herman Miller, Inc.	3,429	104,242
Hillenbrand, Inc.	3,639	131,368
HNI Corp.	1,456	58,051
Hub Group, Inc., Class A (a)	2,202	84,447
Huron Consulting Group, Inc. (a)	2,422	104,630
Hyster-Yale Materials Handling, Inc., Class A	1,473	103,478
ICF International, Inc. (a)	2,479	116,761
Insperity, Inc.	1,004	71,284
Insteel Industries, Inc.	2,299	75,798
Interface, Inc.	5,453	107,151
John Bean Technologies Corp.	1,336	130,928
Kadant, Inc.	2,428	182,585
Kaman Corp.	4,633	231,048
Kelly Services, Inc., Class A	5,897	132,387
Kforce, Inc.	3,522	69,031
Kimball International, Inc.	7,321	122,187
Knight Transportation, Inc.	3,743	138,678

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Knoll, Inc.	4,287	$85,954
Lydall, Inc. (a)	1,785	92,285
Marten Transport Ltd.	5,166	141,548
Masonite International Corp. (a)	1,363	102,907
Matson, Inc.	2,538	76,242
Matthews International Corp., Class A	2,414	147,858
McGrath RentCorp	3,828	132,564
Mercury Systems, Inc. (a)	2,494	104,972
Meritor, Inc. (a)	4,028	66,905
Milacron Holdings Corp. (a)	4,641	81,635
Mistras Group, Inc. (a)	4,051	89,000
Mobile Mini, Inc.	2,670	79,700
Moog, Inc. (a)	1,758	126,084
MSA Safety, Inc.	1,748	141,885
Mueller Industries, Inc.	3,347	101,916
Mueller Water Products, Inc., Class A	8,389	97,984
Multi-Color Corp.	1,874	152,918
MYR Group, Inc. (a)	2,879	89,306
National Presto Industries, Inc.	1,561	172,492
Navigant Consulting, Inc. (a)	4,801	94,868
NCI Building Systems, Inc. (a)	5,391	90,030
On Assignment, Inc. (a)	2,258	122,271
Park-Ohio Holdings Corp.	2,184	83,210
Patrick Industries, Inc. (a)	1,431	104,248
Primoris Services Corp.	4,224	105,346
Proto Labs, Inc. (a)	1,615	108,609
Raven Industries, Inc.	3,134	104,362
RBC Bearings, Inc. (a)	1,406	143,075
RPX Corp. (a)	8,389	117,027
Rush Enterprises, Inc., Class A (a)	2,767	102,877
Saia, Inc. (a)	1,916	98,291
Simpson Manufacturing Co., Inc.	4,165	182,051
Standex International Corp.	1,198	108,659
Steelcase, Inc., Class A	5,964	83,496
Sun Hydraulics Corp.	2,822	120,415
Swift Transportation Co. (a)	4,387	116,256
Tennant Co.	1,769	130,552
Tetra Tech, Inc.	3,706	169,549
The Advisory Board Co. (a)	1,910	98,365
The Greenbrier Cos., Inc.	1,756	81,215
Thermon Group Holdings, Inc. (a)	5,494	105,320
Trex Co., Inc. (a)	1,257	85,049
Trinet Group, Inc. (a)	3,765	123,266
Tutor Perini Corp. (a)	2,178	62,618
UniFirst Corp.	1,062	149,423
Universal Forest Products, Inc.	1,107	96,652
US Ecology, Inc.	2,270	114,635
Veritiv Corp. (a)	1,595	71,775
Wabash National Corp.	4,055	89,129
WageWorks, Inc. (a)	1,486	99,859

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Watts Water Technologies, Inc., Class A	2,262	$142,958
Welbilt, Inc. (a)	5,450	102,733
Werner Enterprises, Inc.	5,184	152,151
Wesco Aircraft Holdings, Inc. (a)	8,799	95,469
West Corp.	4,755	110,887
		12,499,549
Information Technology (12.5%):
Acacia Communications, Inc. (a)	736	30,522
ADTRAN, Inc.	5,621	116,074
Advanced Energy Industries, Inc. (a)	2,077	134,361
Alarm.com Holdings, Inc. (a)	2,930	110,256
Ambarella, Inc. (a)	1,557	75,592
Anixter International, Inc. (a)	1,282	100,252
AVX Corp.	10,885	177,860
Badger Meter, Inc.	3,659	145,811
Barracuda Networks, Inc. (a)	3,331	76,813
Belden, Inc.	1,313	99,040
Benchmark Electronics, Inc. (a)	4,802	155,105
Cabot Microelectronics Corp.	1,922	141,902
Cass Information Systems, Inc.	2,146	140,863
CEVA, Inc. (a)	2,656	120,715
Convergys Corp.	5,212	123,941
CSG Systems International, Inc.	2,287	92,806
CTS Corp.	4,716	101,866
Ebix, Inc.	1,821	98,152
Electronics For Imaging, Inc. (a)	2,608	123,567
Entegris, Inc. (a)	5,221	114,601
ePlus, Inc. (a)	1,844	136,640
ExlService Holdings, Inc. (a)	3,205	178,134
FARO Technologies, Inc. (a)	2,649	100,132
Forrester Research, Inc.	3,261	127,668
Gigamon, Inc. (a)	1,580	62,173
II-VI, Inc. (a)	2,754	94,462
Inphi Corp. (a)	1,527	52,376
Insight Enterprises, Inc. (a)	1,785	71,382
InterDigital, Inc.	1,123	86,808
ManTech International Corp., Class A	3,211	132,871
MaxLinear, Inc., Class A (a)	2,670	74,466
Methode Electronics, Inc.	2,478	102,094
MicroStrategy, Inc., Class A (a)	671	128,611
Monotype Imaging Holdings, Inc.	4,157	76,073
MTS Systems Corp.	2,877	149,029
Nanometrics, Inc. (a)	3,492	88,313
NETGEAR, Inc. (a)	2,229	96,070
NIC, Inc.	6,763	128,159
Novanta, Inc. (a)	4,756	171,216
OSI Systems, Inc. (a)	1,529	114,904
PC Connection, Inc.	4,790	129,617
PDF Solutions, Inc. (a)	5,492	90,343
Perficient, Inc. (a)	5,609	104,552

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Photronics, Inc. (a)	8,780	$82,532
Plantronics, Inc.	2,296	120,103
Plexus Corp. (a)	3,089	162,389
Power Integrations, Inc.	1,809	131,876
Qualys, Inc. (a)	3,146	128,357
RealPage, Inc. (a)	4,099	147,358
Rogers Corp. (a)	982	106,665
Rudolph Technologies, Inc. (a)	6,525	149,097
Sanmina Corp. (a)	2,545	96,965
ScanSource, Inc. (a)	2,067	83,300
Semtech Corp. (a)	3,318	118,619
Shutterstock, Inc. (a)	1,848	81,460
Silicon Laboratories, Inc. (a)	1,601	109,428
SPS Commerce, Inc. (a)	1,639	104,503
Stamps.com, Inc. (a)	722	111,820
Super Micro Computer, Inc. (a)	2,545	62,734
Sykes Enterprises, Inc. (a)	5,668	190,048
TeleTech Holdings, Inc.	4,765	194,413
The Hackett Group, Inc.	5,228	81,034
WebMD Health Corp. (a)	2,632	154,366
		7,193,259
Materials (4.8%):
Balchem Corp.	1,481	115,089
Boise Cascade Co. (a)	2,608	79,283
Chase Corp.	1,294	138,070
Clearwater Paper Corp. (a)	1,764	82,467
Compass Minerals International, Inc.	2,255	147,251
Deltic Timber Corp.	1,545	115,350
Domtar Corp.	3,061	117,604
Futurefuel Corp.	6,351	95,837
GCP Applied Technologies, Inc. (a)	4,087	124,654
H.B. Fuller Co.	2,674	136,668
Hawkins, Inc.	2,897	134,276
Innophos Holdings, Inc.	2,072	90,836
Innospec, Inc.	1,891	123,955
Kaiser Aluminum Corp.	1,363	120,653
KapStone Paper and Packaging Corp.	3,576	73,773
Materion Corp.	3,099	115,903
Minerals Technologies, Inc.	1,428	104,530
Neenah Paper, Inc.	2,084	167,240
PolyOne Corp.	3,454	133,808
Quaker Chemical Corp.	1,067	154,959
Rayonier Advanced Materials, Inc.	4,529	71,196
Schweitzer-Mauduit International, Inc.	3,072	114,371
Stepan Co.	1,567	136,548
Tredegar Corp.	4,555	69,464
		2,763,785

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Real Estate (0.8%):
HFF, Inc., Class A	3,542	$123,156
Marcus & Millichap, Inc. (a)	4,189	110,422
Re/Max Holdings, Inc.	2,189	122,693
The Rmr Group, Inc.	2,328	113,257
		469,528
Telecommunication Services (0.4%):
Cogent Communications Holdings, Inc.	2,838	113,804
Iridium Communications, Inc. (a)	10,471	115,704
		229,508
Utilities (3.4%):
8point3 Energy Partners, LP	9,501	143,750
American States Water Co.	3,329	157,827
Avista Corp.	4,438	188,437
Chesapeake Utilities Corp.	1,850	138,658
Connecticut WTR Service, Inc.	2,409	133,724
MGE Energy, Inc.	2,344	150,836
Middlesex Water Co.	3,052	120,859
NorthWestern Corp.	3,186	194,410
Ormat Technologies, Inc.	2,755	161,664
Otter Tail Corp.	3,840	152,064
PNM Resources, Inc.	4,439	169,792
SJW Corp.	2,232	109,770
Unitil Corp.	3,492	168,699
		1,990,490
Total Common Stocks (Cost $53,172,546)		57,774,461
Total Investments (Cost $53,172,546) — 99.7%		57,774,461
Other assets in excess of liabilities — 0.3%		196,341
NET ASSETS — 100.00%		$57,970,802

(a)  Non-income producing security.

LP — Limited Partnership

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	3	9/15/17	$212,145	$(122)

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2017
Security Description	Shares	Value
Common Stocks (99.7%)
Consumer Discretionary (15.3%):
Advance Auto Parts, Inc.	4,407	$513,812
Amazon.com, Inc. (a)	1,062	1,028,016
Aramark	23,612	967,620
AutoZone, Inc. (a)	1,452	828,308
Bed Bath & Beyond, Inc.	16,770	509,808
Best Buy Co., Inc.	10,809	619,680
Brunswick Corp.	9,505	596,249
Burlington Stores, Inc. (a)	6,236	573,650
CarMax, Inc. (a)	9,126	575,486
Carnival Corp., Class A	13,535	887,490
Cinemark Holdings, Inc.	21,106	819,968
Coach, Inc.	18,720	886,205
Comcast Corp., Class A	33,875	1,318,415
D.R. Horton, Inc.	22,054	762,407
Darden Restaurants, Inc.	11,735	1,061,313
Dick's Sporting Goods, Inc.	11,882	473,260
Discovery Communications, Inc., Class A (a)	23,266	600,961
DISH Network Corp. (a)	9,850	618,186
Dollar General Corp.	7,524	542,405
Dollar Tree, Inc. (a)	8,802	615,436
Domino's Pizza, Inc.	4,551	962,673
Dunkin' Brands Group, Inc.	15,978	880,707
Foot Locker, Inc.	8,794	433,368
General Motors Co.	17,530	612,323
Gentex Corp.	36,407	690,641
Genuine Parts Co.	10,022	929,641
Hanesbrands, Inc.	24,859	575,734
Harley-Davidson, Inc.	8,460	457,009
Hasbro, Inc.	6,472	721,692
Hilton Worldwide Holdings, Inc.	1	62
Hyatt Hotels Corp., Class A (a)	15,274	858,552
Kohl's Corp.	9,441	365,083
L Brands, Inc.	10,249	552,319
Las Vegas Sands Corp.	10,504	671,101
Lear Corp.	4,356	618,900
Leggett & Platt, Inc.	19,215	1,009,364
Lennar Corp., Class A	14,842	791,375
LKQ Corp. (a)	25,295	833,470
Lowe's Co., Inc.	11,116	861,823
Macy's, Inc.	13,924	323,594
Marriott International, Inc., Class A	10,025	1,005,608
McDonald's Corp.	9,949	1,523,788
MGM Resorts International	26,189	819,454
Mohawk Industries, Inc. (a)	3,348	809,178
Netflix, Inc. (a)	3,334	498,133
Newell Brands, Inc.	14,750	790,895
Nike, Inc., Class B	16,459	971,081
Norwegian Cruise Line Holdings Ltd. (a)	8,878	481,987

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
NVR, Inc. (a)	495	$1,193,252
Omnicom Group, Inc.	11,569	959,070
O'Reilly Automotive, Inc. (a)	3,184	696,468
Panera Bread Co., Class A (a)	3,359	1,056,876
Polaris Industries, Inc.	6,042	557,254
Pool Corp.	9,422	1,107,745
PulteGroup, Inc.	30,611	750,888
PVH Corp.	5,632	644,864
Ross Stores, Inc.	16,182	934,187
Royal Caribbean Cruises Ltd.	5,468	597,270
Scripps Networks Interactive, Inc., Class A	8,881	606,661
Service Corp. International	33,190	1,110,205
Servicemaster Global Holdings, Inc. (a)	21,363	837,216
Sirius XM Holdings, Inc.	179,068	979,502
Starbucks Corp.	19,184	1,118,618
Target Corp.	12,041	629,624
TEGNA, Inc.	38,117	549,266
The Gap, Inc.	16,652	366,177
The Goodyear Tire & Rubber Co.	16,185	565,828
The Home Depot, Inc.	7,776	1,192,839
The Interpublic Group of Co., Inc.	33,056	813,178
The Priceline Group, Inc. (a)	407	761,302
The TJX Co., Inc.	13,196	952,356
The Walt Disney Co.	12,902	1,370,837
Thor Industries, Inc.	6,239	652,100
Tiffany & Co.	7,721	724,770
Toll Brothers, Inc.	18,005	711,378
Tractor Supply Co.	8,140	441,269
TripAdvisor, Inc. (a)	10,360	395,752
Twenty-First Century Fox, Inc.	23,536	667,010
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,771	796,219
VF Corp.	13,800	794,880
Viacom, Inc., Class B	13,737	461,151
Whirlpool Corp.	3,405	652,466
Wyndham Worldwide Corp.	8,860	889,633
Yum! Brands, Inc.	16,226	1,196,829
		63,583,170
Consumer Staples (8.2%):
Altria Group, Inc.	15,910	1,184,817
Archer-Daniels-Midland Co.	16,543	684,549
Blue Buffalo Pet Products, Inc. (a)	29,678	676,955
Brown-Forman Corp., Class B	22,762	1,106,233
Bunge Ltd.	7,870	587,102
Church & Dwight Co., Inc.	18,141	941,155
Colgate-Palmolive Co.	14,379	1,065,915
Conagra Brands, Inc.	21,168	756,968
Constellation Brands, Inc., Class A	4,674	905,494
Costco Wholesale Corp.	6,968	1,114,392
CVS Health Corp.	8,923	717,945
Dr Pepper Snapple Group, Inc.	11,480	1,045,943

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
General Mills, Inc.	15,676	$868,450
Hormel Foods Corp.	22,875	780,266
Ingredion, Inc.	6,925	825,529
Kimberly-Clark Corp.	8,459	1,092,141
McCormick & Co., Inc.	11,158	1,088,017
Molson Coors Brewing Co., Class B	8,108	700,045
Mondelez International, Inc., Class A	15,837	684,000
Monster Beverage Corp. (a)	16,628	826,079
PepsiCo, Inc.	12,622	1,457,715
Philip Morris International, Inc.	9,095	1,068,208
Pilgrim's Pride Corp. (a)	26,245	575,290
Pinnacle Foods, Inc.	14,694	872,824
Spectrum Brands Holdings, Inc.	4,966	620,949
Sysco Corp.	18,808	946,607
The Clorox Co.	8,324	1,109,090
The Coca-Cola Co.	30,959	1,388,511
The Estee Lauder Cos., Inc., Class A	11,658	1,118,935
The Hershey Co.	5,835	626,504
The J.M. Smucker Co.	6,733	796,716
The Kraft Heinz Co.	8,426	721,603
The Kroger Co.	25,457	593,657
The Procter & Gamble Co.	13,433	1,170,686
Tyson Foods, Inc., Class A	9,233	578,263
Walgreens Boots Alliance, Inc.	11,477	898,764
Wal-Mart Stores, Inc.	16,964	1,283,835
Whole Foods Market, Inc.	24,717	1,040,833
		34,520,985
Energy (1.3%):
Cheniere Energy Partners LP Holdings LLC	30,086	808,712
Exxon Mobil Corp.	13,222	1,067,412
Marathon Petroleum Corp.	10,186	533,033
ONEOK, Inc.	11,584	604,221
Phillips 66	12,114	1,001,707
Tesoro Corp.	6,787	635,263
Valero Energy Corp.	9,858	665,021
		5,315,369
Financials (17.2%):
Affiliated Managers Group, Inc.	3,416	566,578
Aflac, Inc.	15,987	1,241,870
Alleghany Corp. (a)	1,867	1,110,492
Ally Financial, Inc.	29,102	608,232
American Express Co.	10,919	919,816
American Financial Group, Inc.	12,015	1,193,931
Ameriprise Financial, Inc.	4,153	528,635
Arthur J. Gallagher & Co.	20,179	1,155,248
Assurant, Inc.	8,123	842,274
Bank of America Corp.	25,688	623,191
Bank of The Ozarks, Inc.	9,954	466,544
BB&T Corp.	17,861	811,068

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Berkshire Hathaway, Inc., Class B (a)	7,775	$1,316,852
BlackRock, Inc., Class A	2,279	962,672
BOK Financial Corp.	9,067	762,807
Brown & Brown, Inc.	24,787	1,067,576
Capital One Financial Corp.	7,963	657,903
CBOE Holdings, Inc.	12,435	1,136,559
Cincinnati Financial Corp.	14,168	1,026,472
Citigroup, Inc.	11,352	759,222
Citizens Financial Group, Inc.	15,686	559,676
CME Group, Inc.	8,082	1,012,190
CNA Financial Corp.	19,384	944,970
Comerica, Inc.	8,242	603,644
Commerce Bank, Inc.	14,781	840,003
Cullen/Frost Bankers, Inc.	7,178	674,086
Discover Financial Services	12,246	761,579
E*TRADE Financial Corp. (a)	15,443	587,297
East West Bancorp, Inc.	10,574	619,425
Eaton Vance Corp.	15,350	726,362
Erie Indemnity Co., Class A	11,110	1,389,527
FactSet Research Systems, Inc.	5,415	899,865
Fifth Third Bancorp	23,561	611,644
First Horizon National Corp.	35,151	612,330
First Republic Bank	8,077	808,508
Franklin Resources, Inc.	14,320	641,393
Huntington Bancshares, Inc.	42,870	579,602
Interactive Brokers Group, Inc., Class A	18,623	696,873
Intercontinental Exchange, Inc.	16,582	1,093,085
Invesco Ltd.	17,191	604,951
JPMorgan Chase & Co.	9,601	877,530
KeyCorp	33,844	634,237
Lincoln National Corp.	7,507	507,323
M&T Bank Corp.	4,971	805,053
Markel Corp. (a)	1,144	1,116,384
MarketAxess Holdings, Inc.	3,764	756,940
Marsh & McLennan Co., Inc.	16,415	1,279,713
Morgan Stanley	13,614	606,640
MSCI, Inc.	9,082	935,355
New York Community Bancorp, Inc.	55,527	729,070
Northern Trust Corp.	8,343	811,023
Old Republic International Corp.	44,004	859,398
PacWest Bancorp	11,175	521,873
People's United Financial, Inc.	42,989	759,186
Principal Financial Group, Inc.	11,465	734,563
Prosperity Bancshares, Inc.	7,794	500,687
Prudential Financial, Inc.	6,470	699,666
Raymond James Financial, Inc.	8,686	696,791
Regions Financial Corp.	36,865	539,704
Reinsurance Group of America, Inc.	8,650	1,110,574
S&P Global, Inc.	6,742	984,265
Santander Consumer USA Holdings, Inc. (a)	30,447	388,504

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
SEI Investments Co.	13,558	$729,149
Signature Bank (a)	3,969	569,671
SLM Corp. (a)	43,421	499,342
State Street Corp.	8,052	722,506
SunTrust Banks, Inc.	12,280	696,522
SVB Financial Group (a)	2,421	425,588
Synchrony Financial	19,431	579,432
Synovus Financial Corp.	17,497	774,067
T. Rowe Price Group, Inc.	11,134	826,254
TD Ameritrade Holding Corp.	14,228	611,662
TFS Financial Corp.	69,234	1,071,049
The Allstate Corp.	17,716	1,566,802
The Bank of New York Mellon Corp.	15,796	805,912
The Charles Schwab Corp.	13,944	599,034
The Goldman Sachs Group, Inc.	3,010	667,919
The PNC Financial Services Group, Inc.	6,612	825,640
The Progressive Corp.	30,607	1,349,462
The Travelers Co., Inc.	9,782	1,237,716
Torchmark Corp.	15,051	1,151,402
U.S. Bancorp	19,839	1,030,040
Unum Group	13,921	649,136
W.R. Berkley Corp.	17,107	1,183,291
Webster Financial Corp.	12,309	642,776
Wells Fargo & Co.	13,564	751,581
Western Alliance BanCorp (a)	12,100	595,320
Zions BanCorp	12,645	555,242
		70,995,946
Health Care (11.3%):
AbbVie, Inc.	12,459	903,402
ABIOMED, Inc. (a)	4,837	693,142
Aetna, Inc.	6,230	945,901
Agilent Technologies, Inc.	15,261	905,130
Alexion Pharmaceuticals, Inc. (a)	3,237	393,846
Align Technology, Inc. (a)	7,180	1,077,862
AmerisourceBergen Corp.	6,061	572,946
Amgen, Inc.	4,124	710,277
Anthem, Inc.	4,540	854,110
Baxter International, Inc.	17,380	1,052,185
Becton, Dickinson & Co.	5,300	1,034,083
Biogen, Inc. (a)	2,040	553,574
Bristol-Myers Squibb Co.	8,466	471,726
C.R. Bard, Inc.	3,719	1,175,613
Cardinal Health, Inc.	8,724	679,774
Celgene Corp. (a)	5,236	679,999
Cerner Corp. (a)	12,987	863,246
Cigna Corp.	4,574	765,642
Danaher Corp.	13,540	1,142,641
DaVita, Inc. (a)	11,633	753,353
Dentsply Sirona, Inc.	14,799	959,567
Edwards Lifesciences Corp. (a)	5,631	665,809

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Eli Lilly & Co.	9,274	$763,250
Express Scripts Holding Co. (a)	10,523	671,788
Gilead Sciences, Inc.	9,849	697,112
HCA Holdings, Inc. (a)	7,810	681,032
Henry Schein, Inc. (a)	4,590	840,062
Hologic, Inc. (a)	19,861	901,292
IDEXX Laboratories, Inc. (a)	4,159	671,346
Illumina, Inc. (a)	2,231	387,123
Incyte Pharmaceuticals, Inc. (a)	3,230	406,689
Intuitive Surgical, Inc. (a)	1,181	1,104,672
Johnson & Johnson	11,682	1,545,412
Laboratory Corp. of America Holdings (a)	5,862	903,569
McKesson Corp.	2,877	473,382
Mednax, Inc. (a)	10,317	622,837
Merck & Co., Inc.	12,057	772,733
Mettler-Toledo International, Inc. (a)	1,746	1,027,591
PerkinElmer, Inc.	16,623	1,132,692
Pfizer, Inc.	29,251	982,541
Quest Diagnostics, Inc.	11,086	1,232,321
Regeneron Pharmaceuticals, Inc. (a)	1,313	644,867
ResMed, Inc.	10,694	832,742
Stryker Corp.	7,201	999,355
Teleflex, Inc.	3,625	753,130
The Cooper Co., Inc.	5,047	1,208,352
Thermo Fisher Scientific, Inc.	5,624	981,219
United Therapeutics Corp. (a)	3,242	420,585
UnitedHealth Group, Inc.	6,051	1,121,976
Universal Health Services, Inc., Class B	4,779	583,420
Varian Medical Systems, Inc. (a)	9,575	988,044
Veeva Systems, Inc. (a)	14,090	863,858
Waters Corp. (a)	4,649	854,672
WellCare Health Plans, Inc. (a)	5,063	909,112
West Pharmaceutical Services, Inc.	9,861	932,062
Zoetis, Inc.	17,345	1,081,981
		46,846,647
Industrials (17.7%):
3M Co.	7,515	1,564,548
A.O. Smith Corp.	16,957	955,188
Acuity Brands, Inc.	2,628	534,220
Aecom (a)	13,026	421,131
AGCO Corp.	11,842	798,032
Alaska Air Group, Inc.	7,385	662,877
Allison Transmission Holdings, Inc.	22,518	844,650
AMERCO, Inc.	2,210	808,993
American Airlines Group, Inc.	10,738	540,336
AMETEK, Inc.	16,589	1,004,796
C.H. Robinson Worldwide, Inc.	13,974	959,734
Cintas Corp.	7,545	950,972
Colfax Corp. (a)	12,906	508,109
Copart, Inc. (a)	32,154	1,022,176

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
CSX Corp.	10,783	$588,320
Cummins, Inc.	4,678	758,865
Deere & Co.	6,553	809,885
Delta Air Lines, Inc.	12,116	651,114
Donaldson Co., Inc.	18,183	828,054
Dover Corp.	9,036	724,868
Eaton Corp. PLC	10,389	808,576
Emerson Electric Co.	13,143	783,586
Equifax, Inc.	6,636	911,919
Expeditors International of Washington, Inc.	20,886	1,179,642
Fastenal Co.	15,439	672,060
Fluor Corp.	9,851	450,979
Fortune Brands Home & Security, Inc.	14,379	938,086
General Dynamics Corp.	5,810	1,150,961
HEICO Corp.	13,006	934,351
Hexcel Corp.	15,145	799,505
Honeywell International, Inc.	8,666	1,155,091
Hubbell, Inc.	8,901	1,007,325
Huntington Ingalls Industries, Inc.	3,455	643,183
IDEX Corp.	10,931	1,235,311
Illinois Tool Works, Inc.	8,462	1,212,182
Ingersoll-Rand PLC	9,984	912,438
J.B. Hunt Transport Services, Inc.	9,509	868,932
Jacobs Engineering Group, Inc.	11,664	634,404
JetBlue Airways Corp. (a)	28,540	651,568
Kansas City Southern	7,591	794,398
KAR Auction Services, Inc.	21,372	896,983
L3 Technologies, Inc.	5,151	860,629
Lennox International, Inc.	5,633	1,034,444
Lincoln Electric Holdings, Inc.	8,941	823,377
Lockheed Martin Corp.	3,778	1,048,811
Macquarie Infrastructure Corp.	11,826	927,158
Manpowergroup, Inc.	5,648	630,599
Masco Corp.	20,191	771,498
MSC Industrial Direct Co., Inc., Class A	8,541	734,184
Nielsen Holdings PLC	14,046	543,018
Nordson Corp.	5,433	659,132
Norfolk Southern Corp.	6,807	828,412
Northrop Grumman Corp.	4,846	1,244,017
Old Dominion Freight Line, Inc.	9,092	865,922
Orbital ATK, Inc.	5,445	535,570
Oshkosh Corp.	8,054	554,760
Owens Corning, Inc.	12,810	857,245
Parker-Hannifin Corp.	4,905	783,917
Quanta Services, Inc. (a)	17,028	560,562
Raytheon Co.	7,107	1,147,638
Republic Services, Inc., Class A	23,788	1,516,009
Robert Half International, Inc.	11,759	563,609
Rockwell Automation, Inc.	4,849	785,344
Rockwell Collins, Inc.	10,127	1,064,145

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Rollins, Inc.	29,014	$1,181,160
Roper Technologies, Inc.	4,907	1,136,118
Sensata Technologies Holding NV (a)	16,458	703,086
Snap-on, Inc.	5,032	795,056
Southwest Airlines Co.	9,604	596,793
Spirit Aerosystems Holdings, Inc., Class A	11,653	675,175
Stanley Black & Decker, Inc.	7,305	1,028,033
Stericycle, Inc. (a)	6,923	528,363
Textron, Inc.	15,512	730,615
The Middleby Corp. (a)	5,250	637,928
Toro Co.	16,459	1,140,444
TransDigm Group, Inc.	2,809	755,256
TransUnion (a)	19,094	826,961
Union Pacific Corp.	8,048	876,508
United Continental Holdings, Inc. (a)	6,831	514,033
United Rentals, Inc. (a)	3,339	376,339
United Technologies Corp.	10,766	1,314,636
USG Corp. (a)	16,689	484,315
Verisk Analytics, Inc., Class A (a)	14,934	1,259,982
W.W. Grainger, Inc.	3,346	604,053
Wabtec Corp.	8,478	775,737
Waste Management, Inc.	20,145	1,477,636
Watsco, Inc.	5,467	843,012
Xylem, Inc.	18,469	1,023,737
		74,203,324
Information Technology (16.4%):
Activision Blizzard, Inc.	11,495	661,767
Adobe Systems, Inc. (a)	7,406	1,047,505
Akamai Technologies, Inc. (a)	7,937	395,342
Alliance Data Systems Corp.	2,706	694,603
Alphabet, Inc., Class A (a)	1,307	1,215,093
Amdocs Ltd.	19,128	1,232,991
Amphenol Corp., Class A	16,959	1,251,913
Analog Devices, Inc.	9,083	706,657
ANSYS, Inc. (a)	8,691	1,057,521
Apple, Inc.	6,794	978,471
Applied Materials, Inc.	18,951	782,866
Arista Networks, Inc. (a)	3,722	557,518
Arrow Electronics, Inc. (a)	10,223	801,688
Automatic Data Processing, Inc.	10,211	1,046,219
Avnet, Inc.	17,025	661,932
Black Knight Financial Services, Inc., Class A (a)	20,395	835,175
Booz Allen Hamilton Holdings Corp.	23,149	753,268
Broadridge Financial Solutions, Inc.	14,669	1,108,390
CA, Inc.	28,169	970,985
Cadence Design Systems, Inc. (a)	23,612	790,766
CDK Global, Inc.	15,545	964,723
CDW Corp. of Delaware	14,140	884,174
Cisco Systems, Inc.	32,495	1,017,094
Citrix Systems, Inc. (a)	9,321	741,765

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Cognex Corp.	7,570	$642,693
Cognizant Technology Solutions Corp., Class A	9,836	653,110
CommScope Holding Co., Inc. (a)	17,382	661,037
Costar Group, Inc. (a)	3,369	888,068
Dolby Laboratories, Inc.	21,017	1,028,992
eBay, Inc. (a)	18,902	660,058
Echostar Holding Corp. (a)	13,572	823,820
F5 Networks, Inc. (a)	5,072	644,448
Facebook, Inc., Class A (a)	6,728	1,015,793
Fidelity National Information Services, Inc.	12,070	1,030,778
Fiserv, Inc. (a)	9,807	1,199,788
FleetCor Technologies, Inc. (a)	3,727	537,471
FLIR Systems, Inc.	20,223	700,929
Gartner, Inc. (a)	6,738	832,210
Genpact Ltd.	38,848	1,081,140
Global Payments, Inc.	8,510	768,623
Harris Corp.	9,445	1,030,261
Hewlett Packard Enterprises Co.	39,449	654,459
HP, Inc.	36,199	632,759
Intel Corp.	25,306	853,824
International Business Machines Corp.	6,042	929,441
IPG Photonics Corp. (a)	5,443	789,779
Jabil Circuit, Inc.	22,898	668,393
Jack Henry & Associates, Inc.	13,172	1,368,177
Juniper Networks, Inc.	23,181	646,286
Keysight Technologies, Inc. (a)	21,289	828,781
KLA-Tencor Corp.	8,262	756,056
Lam Research Corp.	6,026	852,257
Leidos Holdings, Inc.	7,865	406,542
Mastercard, Inc., Class A	9,010	1,094,265
Maxim Integrated Products, Inc.	17,390	780,811
Microsoft Corp.	15,887	1,095,091
Motorola Solutions, Inc.	11,675	1,012,690
NCR Corp. (a)	11,464	468,190
Nvidia Corp.	3,746	541,522
ON Semiconductor Corp. (a)	34,591	485,658
Oracle Corp.	25,824	1,294,815
Paychex, Inc.	16,924	963,653
PayPal Holdings, Inc. (a)	17,161	921,031
QUALCOMM, Inc.	10,041	554,464
Red Hat, Inc. (a)	7,538	721,764
Sabre Corp.	28,659	623,906
Skyworks Solutions, Inc.	5,054	484,931
SS&C Technologies Holdings, Inc.	19,689	756,254
SYNNEX Corp.	6,657	798,574
Synopsys, Inc. (a)	13,587	990,900
Texas Instruments, Inc.	11,331	871,694
The Ultimate Software Group, Inc. (a)	3,608	757,896
Total System Services, Inc.	13,364	778,453
Trimble Navigation Ltd. (a)	21,480	766,192
See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Tyler Technologies, Inc. (a)	5,065	$889,769
Vantiv, Inc. (a)	13,807	874,535
VeriSign, Inc. (a)	8,489	789,137
Visa, Inc., Class A	11,265	1,056,432
VMware, Inc., Class A (a)	8,500	743,155
WEX, Inc. (a)	6,383	665,555
Xerox Corp.	18,916	543,457
Xilinx, Inc.	15,054	968,273
		68,037,466
Materials (4.7%):
Avery Dennison Corp.	9,789	865,054
Berry Plastics Group, Inc. (a)	15,324	873,621
Celanese Corp.	7,807	741,197
Crown Holdings, Inc. (a)	17,360	1,035,698
Eagle Materials, Inc., Class A	5,796	535,666
Eastman Chemical Co.	9,505	798,325
Ecolab, Inc.	10,217	1,356,307
FMC Corp.	10,409	760,377
Huntsman Corp.	18,862	487,394
International Flavors & Fragrances, Inc.	7,363	994,005
International Paper Co.	15,420	872,926
LyondellBasell Industries NV, Class A	7,716	651,153
Martin Marietta Materials, Inc.	2,958	658,392
NewMarket Corp.	2,083	959,180
Nucor Corp.	9,263	536,050
Packaging Corp. of America	8,288	923,200
Praxair, Inc.	9,204	1,219,990
Reliance Steel & Aluminum Co.	7,538	548,842
Sealed Air Corp.	18,751	839,295
Sonoco Products Co.	20,617	1,060,126
Steel Dynamics, Inc.	14,879	532,817
The Sherwin-Williams Co.	2,307	809,665
Vulcan Materials Co.	5,260	666,337
Westlake Chemical Corp.	8,735	578,344
		19,303,961
Real Estate (0.5%):
CBRE Group, Inc., Class A (a)	15,507	564,455
Howard Hughes Corp. (a)	7,945	975,964
Jones Lang LaSalle, Inc.	4,651	581,375
Parks Hotels & Resorts, Inc.	334	9,005
		2,130,799
Telecommunication Services (0.8%):
AT&T, Inc.	26,424	996,977
CenturyLink, Inc.	25,836	616,964
T-Mobile US, Inc. (a)	10,886	659,909
Verizon Communications, Inc.	22,211	991,943
		3,265,793

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Utilities (6.3%):
Alliant Energy Corp.	23,741	$953,676
Ameren Corp.	18,350	1,003,195
American Water Works Co., Inc.	12,614	983,261
Aqua America, Inc.	30,385	1,011,821
Atmos Energy Corp.	12,450	1,032,728
Avangrid, Inc.	21,359	943,000
CMS Energy Corp.	23,221	1,073,971
Consolidated Edison, Inc.	12,875	1,040,558
Dominion Resources, Inc.	12,805	981,247
DTE Energy Co.	10,505	1,111,323
Edison International	13,172	1,029,919
Eversource Energy	17,706	1,074,931
Exelon Corp.	22,022	794,334
Great Plains Energy, Inc.	36,973	1,082,569
NextEra Energy, Inc.	7,423	1,040,185
NiSource, Inc.	39,792	1,009,125
OGE Energy Corp.	26,182	910,872
PG&E Corp.	15,865	1,052,960
Pinnacle West Capital Corp.	12,845	1,093,880
PPL Corp.	27,711	1,071,307
SCANA Corp.	13,196	884,264
Sempra Energy	8,316	937,629
The Southern Co.	22,680	1,085,918
Vectren Corp.	16,805	982,084
WEC Energy Group, Inc.	16,420	1,007,860
Xcel Energy, Inc.	23,151	1,062,168
		26,254,785
Total Common Stocks (Cost $378,545,095)		414,458,245
Total Investments (Cost $378,545,095) — 99.7%		414,458,245
Other assets in excess of liabilities — 0.3%		1,388,476
NET ASSETS — 100.00%		$415,846,721

(a)  Non-income producing security.

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	10	9/15/17	$1,210,450	$(7,940)

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2017
Security Description	Shares	Value
Common Stocks (99.1%)
Australia (4.1%):
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd.	10,709	$185,641
Crown Resorts Ltd.	13,044	123,082
		308,723
Energy (0.3%):
Oil Search Ltd.	22,942	120,227
Woodside Petroleum Ltd.	6,751	154,949
		275,176
Financials (1.8%):
Asx Ltd.	5,482	225,824
Australia & New Zealand Banking Group Ltd.	8,578	189,303
Commonwealth Bank of Australia	3,553	226,081
Insurance Australia Group Ltd.	40,198	209,421
Macquarie Group Ltd.	2,284	155,319
QBE Insurance Group Ltd.	11,877	107,781
Suncorp Group Ltd.	19,033	216,741
Westpac Banking Corp.	7,613	178,478
		1,508,948
Health Care (0.4%):
CSL Ltd.	1,472	156,123
Ramsay Health Care Ltd.	2,842	160,727
		316,850
Industrials (0.5%):
Aurizon Holdings Ltd.	42,736	176,013
Brambles Ltd.	16,597	124,088
Cimic Group Ltd.	2,893	86,340
		386,441
Materials (0.3%):
Fortescue Metals Group Ltd.	14,973	60,057
Newcrest Mining Ltd.	5,279	81,776
South32 Ltd.	39,031	80,377
		222,210
Telecommunication Services (0.2%):
Telstra Corp. Ltd.	56,491	186,652
Utilities (0.2%):
AGL Energy Ltd.	8,984	176,034
		3,381,034
Austria (0.3%):
Financials (0.1%):
Erste Group Bank AG	3,139	120,178

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Materials (0.2%):
Voestalpine AG	3,189	$148,586
		268,764
Belgium (1.3%):
Consumer Staples (0.4%):
Anheuser-Busch InBev SA/NV	1,721	190,071
Colruyt SA	3,240	170,666
		360,737
Financials (0.2%):
KBC Groep NV	1,519	115,201
Health Care (0.2%):
UCB SA	2,025	139,284
Materials (0.2%):
Solvay SA	1,417	190,139
Telecommunication Services (0.3%):
Proximus SADP	7,138	249,683
		1,055,044
Bermuda (0.6%):
Industrials (0.4%):
Jardine Matheson Holdings Ltd.	5,100	327,420
Real Estate (0.2%):
Hongkong Land Holdings Ltd.	25,400	186,944
		514,364
Canada (11.0%):
Consumer Discretionary (1.3%):
Canadian Tire Corp. Ltd.	1,829	208,150
Dollarama, Inc.	2,946	281,535
Magna International, Inc.	2,997	138,848
Restaurant Brands International, Inc.	2,692	168,463
Shaw Communications, Inc., Class B	13,820	301,533
		1,098,529
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc., Class B	3,607	172,922
George Weston Ltd.	3,353	303,570
Loblaw Cos. Ltd.	5,181	288,260
Saputo, Inc.	5,638	179,367
		944,119
Energy (0.5%):
Inter Pipeline Ltd.	9,702	190,059
Pembina Pipeline Corp.	6,248	206,966
		397,025

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Financials (4.3%):
Bank of Montreal	4,115	$302,198
Brookfield Asset Management, Inc.	5,740	225,288
Canadian Imperial Bank of Commerce	3,454	280,748
Great-West Lifeco, Inc.	7,518	203,808
IGM Financial, Inc.	7,518	233,205
Intact Financial Corp.	4,775	360,758
Manulife Financial Corp.	7,670	143,805
National Bank of Canada	6,553	275,594
Power Corp. of Canada	9,499	216,706
Power Financial Corp. (a)	8,585	220,286
Royal Bank of Canada	4,013	291,427
Sun Life Financial, Inc.	4,318	154,390
The Bank of Nova Scotia	4,978	299,502
The Toronto-Dominion Bank	6,400	322,567
Trisura Group Ltd. (b)	33	552
		3,530,834
Industrials (0.8%):
Canadian National Railway Co.	3,099	251,486
Canadian Pacific Railway Ltd.	1,168	187,955
Waste Connections, Inc.	3,734	240,553
		679,994
Information Technology (0.6%):
CGI Group, Inc. (b)	3,454	176,509
Constellation Software, Inc.	356	186,267
Open Text Corp.	4,978	157,142
		519,918
Materials (0.5%):
Aginco Eagle Mines Ltd.	2,032	91,649
CCL Industries, Inc.	2,795	141,431
Potash Corp. of Saskatchewan, Inc.	6,502	106,060
Teck Resources Ltd.	3,454	59,884
		399,024
Telecommunication Services (0.8%):
BCE, Inc.	7,925	356,949
TELUS Corp.	9,855	340,281
		697,230
Utilities (1.0%):
Canadian Utilities Ltd., Class A	8,331	267,741
Fortis, Inc.	7,315	257,148
Hydro One Ltd. (c)	15,798	283,038
		807,927
		9,074,600
China (0.8%):
Consumer Discretionary (0.2%):
Brilliance China Automotive Holdings Ltd.	102,000	185,782

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Consumer Staples (0.4%):
China Resources Beer Holdings Co. Ltd.	102,000	$257,378
Sun Art Retail Group Ltd.	76,000	60,549
		317,927
Industrials (0.2%):
China State Construction Int	102,000	174,547
		678,256
Denmark (2.3%):
Consumer Discretionary (0.1%):
Pandora A/S	1,012	94,448
Consumer Staples (0.3%):
Carlsberg A/S	2,227	237,948
Financials (0.3%):
Danske Bank A/S	5,012	192,802
Health Care (0.6%):
Coloplast A/S	2,582	215,785
H. Lundbeck A/S	2,582	144,941
Novo Nordisk A/S, Class B	3,240	138,772
		499,498
Industrials (0.6%):
DSV A/S	3,139	192,893
ISS A/S	4,759	186,944
Vestas Wind Systems A/S	1,417	130,831
		510,668
Materials (0.4%):
Christian Hansen Holding A/S	2,987	217,281
Novozymes A/S, B Shares	3,139	137,388
		354,669
		1,890,033
Finland (1.4%):
Energy (0.2%):
Neste Oyj	3,240	127,615
Financials (0.2%):
Sampo Oyj, Class A	3,442	176,373
Health Care (0.3%):
Orion Oyj	3,594	229,432
Industrials (0.4%):
Kone Oyj, Class B	3,949	200,864
Wartsila Oyj ABP	2,531	149,578
		350,442

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Materials (0.3%):
Stora ENSO Oyj, R Shares	11,390	$147,113
UPM-Kymmene Oyj	4,404	125,532
		272,645
		1,156,507
France (10.2%):
Consumer Discretionary (2.4%):
Accor SA	3,240	151,869
Christian Dior SE	861	246,159
Cie Generale des Etablissements Michelin	1,671	222,123
Hermes International	405	200,104
Kering	607	206,710
LVMH Moet Hennessy Louis Vuitton SA	810	201,931
Psa Peugeot Citroen	4,050	80,777
Renault SA	1,164	105,345
Sodexo SA	1,924	248,723
Valeo SA	1,924	129,613
Vivendi Universal SA	7,999	178,038
		1,971,392
Consumer Staples (1.1%):
Carrefour SA	6,733	170,313
Danone SA	2,936	220,654
L'Oreal SA	1,114	232,046
Pernod Ricard SA	1,924	257,622
		880,635
Energy (0.2%):
Total SA	3,291	162,678
Financials (1.2%):
Amundi SA (c)	2,227	161,113
AXA SA	3,746	102,456
BNP Paribas SA	1,519	109,390
CNP Assurances	6,682	149,984
Credit Agricole SA	8,252	132,733
Natixis SA	15,643	104,988
SCOR SE	3,847	152,490
Societe Generale SA	1,671	89,899
		1,003,053
Health Care (0.7%):
Essilor International SA	1,215	154,570
Ipsen SA	1,721	235,550
Sanofi	2,126	203,360
		593,480
Industrials (2.9%):
Aeroports de Paris	1,822	294,005
Bollore SA	42,170	191,717
Bureau Veritas SA	10,935	241,950

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Compagnie de Saint-Gobain	2,734	$146,057
Dassault Aviation SA	152	212,214
Eiffage SA	2,227	202,339
Legrand SA	3,037	212,430
Safran SA	2,126	194,813
Schneider Electric SA	2,076	159,483
Thales SA	1,974	212,445
Vinci SA	2,329	198,760
Zodiac Aerospace	3,291	89,260
		2,355,473
Information Technology (0.4%):
Atos SE	1,215	170,527
Dassault Systemes SA	2,227	199,618
		370,145
Materials (0.5%):
Air Liquide SA	1,671	206,475
Arkema SA	1,620	172,849
		379,324
Telecommunication Services (0.2%):
Iliad SA	709	167,684
Utilities (0.6%):
Electricite de France SA	11,998	129,919
Suez Environnement Co.	10,682	197,803
Veolia Environnement SA	8,657	182,896
		510,618
		8,394,482
Germany (6.5%):
Consumer Discretionary (0.8%):
Bayerische Motoren Werke AG	1,569	145,637
Continental AG	658	141,983
Daimler AG, Registered Shares	2,076	150,236
ProSiebenSat.1 Media SE	3,544	148,291
Zalando SE (b) (c)	2,329	106,415
		692,562
Consumer Staples (0.3%):
Beiersdorf AG	2,379	250,055
Financials (1.1%):
Allianz SE	810	159,473
Deutsche Boerse AG	1,721	181,640
Hannover Rueck SE	1,468	175,943
Muenchener Rueckversicherungs-Gesellschaft AG	962	193,958
Talanx AG	4,911	183,393
		894,407

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Health Care (1.0%):
Bayer AG	1,569	$202,831
Fresenius Medical Care AG & Co. KGaA	2,076	199,549
Fresenius SE & Co. KGaA	2,076	177,951
Merck KGaA	1,822	220,035
		800,366
Industrials (1.0%):
Brenntag AG	2,632	152,331
Deutsche Post AG	5,923	221,996
Hochtief AG	962	176,215
Mg Technologies AG	2,481	101,517
Siemens AG	1,266	173,998
		826,057
Information Technology (0.5%):
Infineon Technologies AG	7,442	157,099
SAP SE	2,025	211,482
		368,581
Materials (1.1%):
BASF SE	1,873	173,448
Covestro AG (c)	1,468	105,968
Evonik Industries AG	5,518	176,349
Linde AG	861	163,024
Symrise AG	2,632	186,416
Thyssenkrupp AG	4,303	122,236
		927,441
Real Estate (0.4%):
Deutsche Wohnen AG	4,202	160,707
Vonovia SE	4,911	194,974
		355,681
Telecommunication Services (0.3%):
Deutsche Telekom AG, Registered Shares	11,897	213,577
		5,328,727
Hong Kong (7.4%):
Consumer Discretionary (0.2%):
Chow Tai Fook Jewellery Group Ltd.	121,800	129,020
Consumer Staples (0.4%):
Dairy Farm International Holdings Ltd.	20,300	159,964
WH Group Ltd. (c)	152,500	153,922
		313,886
Financials (1.6%):
AIA Group Ltd.	30,400	222,144
BOC Hong Kong Holdings Ltd.	51,000	243,986
China Taiping Insurance Holdings Co. Ltd.	61,000	154,547
Hang Seng Bank	15,200	317,932

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Hong Kong Exchanges and Clearing Ltd.	10,200	$263,649
The Bank of East Asia Ltd.	30,400	130,639
		1,332,897
Industrials (1.1%):
CITIC Ltd.	102,000	153,382
CK Hutchison Holdings Ltd.	25,500	320,089
Jardine Strategic Holdings Ltd.	5,100	212,619
MTR Corp. Ltd.	25,500	143,550
Nws Holdings Ltd.	51,000	100,338
		929,978
Information Technology (0.0%): (d)
Hanergy Thin Film Power Group Ltd. (b)(e)(f)	26,000	566
Real Estate (1.9%):
Cheung Kong Property Holdings Ltd.	25,500	199,729
Fullshare Holdings Ltd. (a)	255,000	101,906
Hang Lung Properties Ltd.	51,000	127,382
Henderson Land Development Co. Ltd.	56,000	312,378
New World Development Co. Ltd.	152,000	192,940
Sino Land Co. Ltd.	102,000	167,230
Swire Pacific Ltd., Class A	25,500	249,049
Swire Properties Ltd.	61,000	201,193
		1,551,807
Telecommunication Services (0.5%):
China Mobile Ltd.	25,500	270,606
China Unicom Hong Kong Ltd. (b)	102,000	151,553
		422,159
Utilities (1.7%):
China Gas Holdings Ltd.	102,000	205,902
China Resources Power Holdings Co. Ltd.	102,000	200,154
CLP Holdings Ltd.	25,500	269,789
Guangdong Investment Ltd.	102,000	140,578
Hong Kong & China Gas Co. Ltd.	167,604	315,148
Power Assets Holdings Ltd.	25,500	225,206
		1,356,777
		6,037,090
Ireland (1.8%):
Consumer Discretionary (0.2%):
WPP PLC	8,170	171,713
Consumer Staples (0.2%):
Kerry Group PLC	1,974	169,952
Financials (0.1%):
Bank of Ireland (b)	222,492	58,440
Industrials (0.9%):
Allegion PLC	2,233	181,141
DCC PLC	1,878	170,943

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Experian PLC	10,657	$218,571
Pentair PLC	2,385	158,698
		729,353
Information Technology (0.2%):
Accenture PLC, Class A	1,472	182,057
Materials (0.2%):
CRH PLC	3,552	125,662
		125,662
		1,437,177
Israel (0.5%):
Financials (0.3%):
Bank Hapoalim BM	29,185	196,994
Information Technology (0.2%):
Check Point Software Technologies Ltd. (b)	1,776	193,726
		390,720
Italy (1.8%):
Consumer Discretionary (0.5%):
Ferrari NV	2,132	183,395
Luxottica Group SpA	2,531	146,398
Prada SpA	25,400	94,511
		424,304
Energy (0.2%):
Snam SpA	35,184	153,327
Financials (0.3%):
Assicurazioni Generali SpA	5,670	93,306
Intesa Sanpaolo SpA	28,400	90,033
Mediobanca SpA	7,745	76,419
		259,758
Industrials (0.4%):
Atlantia SpA	6,176	173,785
Finmeccanica SpA	7,340	121,962
		295,747
Utilities (0.4%):
Enel SpA	32,652	175,032
Terna Rete Elettrica Nazionale SpA	33,007	178,141
		353,173
		1,486,309
Japan (17.7%):
Consumer Discretionary (3.0%):
Bridgestone Corp.	5,100	219,491
Fuji Heavy Industries Ltd.	5,100	171,693
Isuzu Motors Ltd.	15,200	187,331
Mazda Motor Corp.	10,200	142,216

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Nissan Motor Co. Ltd.	20,300	$201,809
Oriental Land Co. Ltd.	5,100	345,019
Panasonic Corp.	15,200	205,982
Sekisui Chemical Co. Ltd.	10,200	182,395
Sekisui House Ltd.	15,200	267,547
Sumitomo Electric Industries Ltd.	10,200	156,909
Suzuki Motor Corp.	5,100	241,713
Yamaha Motor Co. Ltd.	5,100	131,423
		2,453,528
Consumer Staples (1.8%):
Asahi Group Holdings Ltd.	5,100	191,738
Japan Tobacco, Inc.	5,100	178,994
Kao Corp.	5,100	302,572
Kirin Holdings Co. Ltd.	15,200	309,379
Suntory Beverage & Food Ltd.	5,100	236,724
Uni-Charm Corp.	10,200	255,952
		1,475,359
Financials (2.0%):
Japan Exchange Group, Inc.	10,200	184,572
Japan Post Bank Co. Ltd.	10,200	130,425
Japan Post Holdings Co. Ltd.	15,200	188,412
Japan Post Insurance Co. Ltd.	5,100	112,376
Mitsubishi UFJ Financial Group, Inc.	15,200	102,018
Mizuho Financial Group, Inc.	66,000	120,544
Ms&ad Insurance Group Holdings, Inc.	5,100	171,149
ORIX Corp.	5,100	78,908
Resona Holdings, Inc.	20,300	111,645
Sony Financial Holdings, Inc.	5,100	86,799
Sumitomo Mitsui Financial Group, Inc.	5,100	198,585
T&D Holdings, Inc.	5,100	77,525
The Dai-ichi Life Insurance Co. Ltd.	5,100	91,901
		1,654,859
Health Care (2.0%):
Astellas Pharma, Inc.	15,200	185,776
Chugai Pharmaceutical Co. Ltd.	5,100	190,694
Hoya Corp.	5,100	264,523
Kyowa Hakko Kirin Co. Ltd.	5,100	94,644
M3, Inc.	5,100	140,357
Olympus Optical Co. Ltd.	5,100	185,933
ONO Pharmaceutical Co. Ltd.	5,100	111,152
Otsuka Holdings Co. Ltd.	5,100	217,224
Sumitomo Dainippon Pharma Co. Ltd.	5,100	69,521
Terumo Corp.	5,100	200,671
		1,660,495
Industrials (4.0%):
Ana Holdings, Inc.	102,000	354,088
Hankyu Hanshin Holdings, Inc.	10,200	366,424
Japan Airlines Co. Ltd.	10,200	315,088

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Komatsu Ltd.	10,200	$258,900
Kubota Corp.	10,200	171,194
Makita Corp.	10,200	376,854
Mitsubishi Electric Corp.	10,200	146,524
NGK Insulators Ltd.	10,200	203,075
NSK Ltd.	10,200	127,251
Odakyu Railway Jpy50 ORD	10,200	205,524
Recruit Holdings Co. Ltd.	15,300	262,709
Sumitomo Corp.	20,300	263,904
Yamato Holdings Co. Ltd.	10,200	206,657
		3,258,192
Information Technology (2.1%):
Canon, Inc. (a)	10,200	346,107
FUJIFILM Holdings Corp.	5,100	183,212
Nomura Research Institute Ltd.	10,200	401,343
NTT Data Corp.	25,500	283,434
Oracle Corp. Japan	5,100	330,598
Renesas Electronics Corp. (b)	10,200	88,794
Yahoo Japan Corp.	30,500	132,620
		1,766,108
Materials (0.8%):
Mitsubishi Chem Holdings	5,100	42,180
Nippon Paint Co. Ltd.	5,100	192,735
Nitto Denko Corp.	5,100	419,029
		653,944
Real Estate (1.0%):
Daito Trust Construction Co. Ltd.	5,100	793,389
Telecommunication Services (0.6%):
KDDI Corp.	5,100	134,915
Nippon Telegraph & Telephone Corp.	5,100	240,805
NTT DOCOMO, Inc.	5,100	120,267
		495,987
Utilities (0.4%):
Kansai Electric Power Co.	10,200	140,311
Osaka Gas Co. Ltd.	51,000	208,381
		348,692
		14,560,553
Netherlands (2.9%):
Consumer Staples (0.5%):
Heineken NV	2,531	246,059
Koninklijke Ahold Delhaize NV	7,948	151,942
		398,001
Financials (0.5%):
Exor NV	2,025	109,591
ING Groep NV	6,986	120,468

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
NN Group NV	3,949	$140,343
		370,402
Industrials (1.0%):
AerCap Holdings NV (b)	2,639	122,529
Koninklijke Philips NV	5,569	197,757
Randstad Holding NV	1,671	97,551
RELX NV	12,150	249,755
Wolters Kluwer NV	4,607	195,005
		862,597
Information Technology (0.2%):
ASML Holding NV	1,316	171,477
Materials (0.5%):
AkzoNobel NV	2,481	215,585
Koninklijke DSM NV	2,632	191,285
		406,870
Telecommunication Services (0.2%):
Koninklijke KPN NV	45,106	144,282
		2,353,629
Norway (1.0%):
Consumer Staples (0.5%):
Marine Harvest ASA	9,224	157,939
Orkla ASA	21,541	219,005
		376,944
Financials (0.4%):
DNB ASA	8,819	150,053
Gjensidige Forsikring ASA	11,454	195,573
		345,626
Materials (0.1%):
Norsk Hydro ASA	21,641	120,008
		842,578
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	9,770	190,678
Utilities (0.2%):
EDP — Energias de Portugal SA	45,916	150,124
		340,802
Singapore (2.6%):
Consumer Discretionary (0.2%):
Jardine Cycle & Carriage Ltd.	5,100	164,331
Financials (0.9%):
DBS Group Holdings Ltd.	15,200	229,038
Oversea-Chinese Banking Corp. Ltd.	35,500	278,295
United Overseas Bank Ltd.	15,200	255,321
		762,654

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Industrials (0.7%):
Keppel Corp. Ltd.	30,400	$138,925
Singapore Airlines Ltd.	35,500	261,014
Singapore Technologies Engineering Ltd.	76,100	203,464
		603,403
Real Estate (0.5%):
CapitaLand Ltd.	91,300	232,164
Global Logistic Properties Ltd.	81,200	168,724
		400,888
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	76,100	215,075
		2,146,351
Spain (3.8%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	5,569	213,752
Energy (0.2%):
Repsol SA	8,404	128,604
Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA	14,036	116,451
Banco de Sabadell SA	52,446	106,550
Banco Santander SA	15,542	102,802
Bankia SA	19,414	93,826
CaixaBank SA	24,451	116,718
Mapfre SA	37,917	132,415
		668,762
Health Care (0.2%):
Grifols SA	7,138	198,776
Industrials (1.0%):
Abertis Infraestructuras SA	13,263	245,673
ACS, Actividades de Construccion y Servicios SA	4,101	158,413
Aena SA (c)	1,114	217,352
Ferrovial SA	7,600	168,680
		790,118
Information Technology (0.3%):
Amadeus IT Holding SA	3,797	226,998
Telecommunication Services (0.1%):
Telefonica SA	10,175	105,020
Utilities (0.9%):
Endesa SA	8,353	192,403
Gas Natural SDG SA	8,100	189,536
Iberdrola SA	23,186	183,574
Red Electrica Corp. SA	10,378	216,826
		782,339
		3,114,369

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Sweden (3.0%):
Consumer Discretionary (0.4%):
Electrolux AB	5,066	$166,096
Hennes & Mauritz AB	5,370	133,848
		299,944
Consumer Staples (0.2%):
Essity AB, Class B (b)	5,413	148,161
Svenska Cellulosa AB SCA, B Shares	5,522	41,803
		189,964
Financials (0.9%):
Lundbergs AB, B Shares	3,141	248,036
Nordea Bank AB	13,425	170,897
Svenska Handelsbanken AB	10,841	155,254
Swedbank AB, A Shares	7,042	171,677
		745,864
Industrials (1.2%):
Assa Abloy	8,156	179,271
Atlas Copco AB, Class A	4,458	170,989
Sandvik AB	10,436	164,201
Skanska AB, Class B	5,978	141,904
SKF AB, B Shares	6,434	130,419
Volvo AB, B Shares	9,473	161,536
		948,320
Information Technology (0.2%):
Hexagon AB, B Shares	3,293	156,610
Materials (0.1%):
Boliden AB	3,951	107,863
		2,448,565
Switzerland (8.1%):
Consumer Discretionary (0.5%):
CIE Financiere Richemont SA	1,674	137,957
Garmin Ltd.	2,385	121,707
The Swatch Group AG	406	149,973
		409,637
Consumer Staples (1.0%):
Barry Callebaut AG	203	279,109
Coca-Cola HBC AG	7,104	208,884
Nestle SA, Registered shares	3,653	318,008
		806,001
Financials (1.6%):
Chubb Ltd.	1,827	265,609
Julius Baer Group Ltd.	2,689	141,519
Partners Group Holding AG	355	220,162
Swiss Life Holding AG	558	188,367
Swiss Re AG	2,232	204,084

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
UBS Group AG, Registered Shares	6,697	$113,456
Zurich Insurance Group AG	660	192,162
		1,325,359
Health Care (1.3%):
Actelion Ltd.	304	84,911
Idorsia Ltd.	298	5,627
Lonza Group AG, Registered Shares	868	187,708
Novartis AG	2,790	232,257
Roche Holding AG	812	206,854
Sonova Holding AG, Registered Shares	1,623	263,615
Vifor Pharma AG	1,010	111,368
		1,092,340
Industrials (1.9%):
ABB Ltd.	8,624	213,036
Adecco SA, Registered Shares	1,826	138,864
Geberit AG	558	260,315
Kuehne + Nagel International AG	1,776	296,432
Schindler Holding AG	1,116	236,216
SGS SA	101	244,651
Wolseley PLC	2,791	171,291
		1,560,805
Information Technology (0.2%):
TE Connectivity Ltd.	2,182	171,680
Materials (1.2%):
EMS-Chemie Holding AG	355	261,825
Givaudan SA, Registered Shares	101	202,084
Sika AG	51	327,728
Syngenta AG	398	184,344
		975,981
Telecommunication Services (0.4%):
Swisscom AG	609	293,954
		6,635,757
United Kingdom (8.7%):
Consumer Discretionary (1.8%):
Burberry Group PLC	5,785	125,127
Compass Group PLC	9,075	191,443
Delphi Automotive PLC	1,370	120,080
GKN PLC	31,970	135,718
InterContinental Hotels Group PLC	3,449	191,644
ITV PLC	32,275	76,240
Kingfisher PLC	38,212	149,628
Next PLC	1,878	94,300
Persimmon PLC	2,436	71,120
Sky PLC	7,916	102,464
Taylor Wimpey PLC	25,678	58,918
Whitbread PLC	2,487	128,474
		1,445,156

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Consumer Staples (1.9%):
Associated British Foods PLC	2,994	$114,469
British American Tobacco PLC	2,893	197,179
Coca-Cola European Partners PLC	4,162	169,269
Diageo PLC	7,358	217,359
Imperial Tobacco Group PLC	3,704	166,333
Reckitt Benckiser Group PLC	2,182	221,175
Sainsbury (J) PLC	41,460	135,891
Unilever PLC	2,791	151,011
WM Morrison Supermarkets PLC	49,325	154,925
		1,527,611
Energy (0.3%):
Royal Dutch Shell PLC, Class A	5,937	157,329
TechnipFMC PLC (b)	3,553	96,642
		253,971
Financials (1.8%):
3I Group PLC	13,701	161,019
Aon PLC	1,776	236,119
Aviva PLC	16,340	111,922
Barclays PLC	27,961	73,823
Hargreaves Lansdown PLC	5,887	99,812
Legal & General Group PLC	27,098	91,147
Lloyds Banking Group PLC	96,773	83,361
Old Mutual PLC	47,092	118,599
Prudential PLC	5,278	121,034
RSA Insurance Group PLC	24,510	196,449
Schroders PLC	2,690	108,731
Standard Life PLC	20,248	105,231
		1,507,247
Health Care (0.2%):
Smith & Nephew PLC	12,230	211,019
Industrials (1.2%):
Ashtead Group PLC	5,836	120,758
BAE Systems PLC	21,110	174,146
Bunzl PLC	6,597	196,554
International Consolidated Airlines Group SA	10,555	83,843
RELX PLC	10,454	225,979
Smiths Group PLC	9,185	191,013
		992,293
Information Technology (0.2%):
The Sage Group PLC	20,197	180,948
Materials (0.4%):
Johnson Matthey PLC	4,973	185,921
Rio Tinto PLC	2,690	113,565
		299,486

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Telecommunication Services (0.1%):
BT Group PLC	22,125	$84,921
Utilities (0.8%):
Centrica PLC	55,212	143,938
National Grid PLC	14,141	175,269
SSE PLC	8,424	159,390
United Utilities Group PLC	15,122	170,827
		649,424
		7,152,076
United States (0.9%):
Consumer Discretionary (0.4%):
Autoliv, Inc.	1,167	128,136
Fiat Chrysler Automobiles NV (b)	6,547	69,595
Lululemon athletica, Inc. (b)	1,573	93,861
		291,592
Health Care (0.4%):
Jazz Pharmaceuticals PLC (b)	711	110,561
Medtronic PLC	2,131	189,126
		299,687
Information Technology (0.1%):
Mobileye NV (b)	1,929	121,141
		712,420
Total Common Stocks (Cost $74,633,832)		81,400,207
Rights (0.0%) (d)
Spain (0.0%): (d)
Energy (0.0%): (d)
Repsol SA Expires 07/03/17, Bonus Rights (b)	8,238	3,763
Industrials (0.0%): (d)
ACS, Actividades de Construccion y Servicios SA Expires 07/12/17, Bonus Rights (b)	4,101	3,278
		7,041
Total Rights (Cost $—)		7,041
Collateral for Securities Loaned (0.8%)
United States (0.8%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (g)	571,783	571,783
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (g)	107,262	107,262
Total Collateral for Securities Loaned (Cost $679,045)		679,045
Total Investments (Cost $75,312,877) — 99.9%		82,086,293
Other assets in excess of liabilities — 0.1%		63,645
NET ASSETS — 100.00%		$82,149,938

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, the fair value of these securities was $1,027,808 and amounted to 1.3% of net assets.

(d)  Amount represents less than 0.05% of net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of June 30, 2017.

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, illiquid securities were 0.0% of the Fund's net assets.

(g)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
Mini MSCI EAFE Index Futures	6	9/15/17	$566,880	$(1,149)

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2017
Security Description	Shares	Value
Common Stocks (99.5%)
Consumer Discretionary (16.2%):
Best Buy Co., Inc.	58,107	$3,331,275
Cinemark Holdings, Inc.	113,262	4,400,228
Coach, Inc.	100,559	4,760,463
Darden Restaurants, Inc.	63,058	5,702,966
General Motors Co.	94,087	3,286,459
Genuine Parts Co.	53,850	4,995,126
Kohl's Corp.	50,687	1,960,066
L Brands, Inc.	55,126	2,970,740
Las Vegas Sands Corp.	56,286	3,596,113
Leggett & Platt, Inc.	103,096	5,415,633
Macy's, Inc.	74,684	1,735,656
McDonald's Corp.	53,314	8,165,572
Polaris Industries, Inc.	32,437	2,991,665
Target Corp.	64,581	3,376,941
The Gap, Inc.	89,480	1,967,665
The Interpublic Group of Co., Inc.	177,512	4,366,795
VF Corp.	74,127	4,269,715
Viacom, Inc., Class B	73,687	2,473,673
Yum! Brands, Inc.	87,120	6,425,971
		76,192,722
Consumer Staples (12.3%):
Altria Group, Inc.	85,496	6,366,887
Archer-Daniels-Midland Co.	88,705	3,670,613
General Mills, Inc.	84,176	4,663,351
Kimberly-Clark Corp.	45,372	5,857,979
PepsiCo, Inc.	67,732	7,822,368
Philip Morris International, Inc.	48,897	5,742,953
Pilgrim's Pride Corp. (a)	140,919	3,088,944
The Coca-Cola Co.	166,223	7,455,102
The Procter & Gamble Co.	72,175	6,290,051
Wal-Mart Stores, Inc.	91,047	6,890,437
		57,848,685
Electric Utilities (13.7%):
Alliant Energy Corp.	127,398	5,117,578
Avangrid, Inc.	114,737	5,065,639
Eversource Energy	95,005	5,767,753
Exelon Corp.	118,122	4,260,661
Great Plains Energy, Inc.	198,474	5,811,318
NextEra Energy, Inc.	39,965	5,600,295
OGE Energy Corp.	140,476	4,887,160
PG&E Corp.	85,199	5,654,658
Pinnacle West Capital Corp.	68,972	5,873,655
PPL Corp.	148,721	5,749,554
The Southern Co.	121,812	5,832,358
Xcel Energy, Inc.	124,179	5,697,333
		65,317,962

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Energy (4.4%):
Exxon Mobil Corp.	71,019	$5,733,364
Marathon Petroleum Corp.	54,667	2,860,724
ONEOK, Inc.	62,306	3,249,881
Phillips 66	65,082	5,381,631
Valero Energy Corp.	53,007	3,575,852
		20,801,452
Financials (13.3%):
Arthur J. Gallagher & Co.	108,303	6,200,346
Cincinnati Financial Corp.	76,090	5,512,720
CME Group, Inc.	43,326	5,426,148
CNA Financial Corp.	103,967	5,068,391
Invesco Ltd.	92,336	3,249,304
New York Community Bancorp, Inc.	298,163	3,914,880
Old Republic International Corp.	236,287	4,614,685
PacWest Bancorp	60,058	2,804,709
People's United Financial, Inc.	230,720	4,074,515
Principal Financial Group, Inc.	61,479	3,938,960
Prudential Financial, Inc.	34,821	3,765,543
T. Rowe Price Group, Inc.	59,779	4,436,200
TFS Financial Corp.	371,645	5,749,348
Wells Fargo & Co.	72,790	4,033,294
		62,789,043
Health Care (6.1%):
AbbVie, Inc.	66,907	4,851,427
Bristol-Myers Squibb Co.	45,410	2,530,245
Gilead Sciences, Inc.	52,923	3,745,890
Johnson & Johnson	62,675	8,291,276
Merck & Co., Inc.	64,705	4,146,943
Pfizer, Inc.	157,030	5,274,638
		28,840,419
Industrials (7.5%):
Cummins, Inc.	25,038	4,061,664
Eaton Corp. PLC	55,802	4,343,070
Emerson Electric Co.	70,448	4,200,110
KAR Auction Services, Inc.	114,815	4,818,786
Lockheed Martin Corp.	20,290	5,632,707
Macquarie Infrastructure Corp.	63,390	4,969,776
Nielsen Holdings PLC	75,485	2,918,250
TransDigm Group, Inc.	15,036	4,042,729
		34,987,092
Information Technology (8.7%):
CA, Inc.	151,304	5,215,449
Cisco Systems, Inc.	174,523	5,462,570
HP, Inc.	194,284	3,396,084
Intel Corp.	135,890	4,584,929
International Business Machines Corp.	32,438	4,989,938
Leidos Holdings, Inc.	42,132	2,177,803

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Maxim Integrated Products, Inc.	93,420	$4,194,558
Paychex, Inc.	90,747	5,167,134
QUALCOMM, Inc.	53,965	2,979,947
Xerox Corp.	101,549	2,917,503
		41,085,915
Materials (2.9%):
International Paper Co.	82,682	4,680,628
LyondellBasell Industries NV, Class A	41,376	3,491,721
Sonoco Products Co.	110,757	5,695,125
		13,867,474
Multi-Utilities (11.4%):
Ameren Corp.	98,582	5,389,478
CMS Energy Corp.	124,672	5,766,080
Consolidated Edison, Inc.	69,186	5,591,613
Dominion Resources, Inc.	68,702	5,264,634
DTE Energy Co.	56,296	5,955,553
NiSource, Inc.	213,573	5,416,211
SCANA Corp.	70,831	4,746,385
Sempra Energy	44,660	5,035,415
Vectren Corp.	90,238	5,273,509
WEC Energy Group, Inc.	88,150	5,410,647
		53,849,525
Telecommunication Services (3.0%):
AT&T, Inc.	141,865	5,352,566
CenturyLink, Inc.	138,679	3,311,655
Verizon Communications, Inc.	119,146	5,321,060
		13,985,281
Total Common Stocks (Cost $450,619,235)		469,565,570
Total Investments (Cost $450,619,235) — 99.5%		469,565,570
Other assets in excess of liabilities — 0.5%		2,361,495
NET ASSETS — 100.00%		$471,927,065

(a)  Non-income producing security.

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	14	9/15/17	$1,694,630	$(5,876)

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2017
Security Description	Shares	Value
Common Stocks (99.6%)
Consumer Discretionary (17.8%):
Aaron's, Inc.	1,436	$55,860
American Axle & Manufacturing Holdings, Inc. (a)	1,680	26,208
American Eagle Outfitters, Inc.	2,871	34,596
American Outdoor Brands Corp. (a)	1,714	37,982
Asbury Automotive Group, Inc. (a)	672	38,002
Big Lots, Inc.	997	48,155
BJ's Restaurants, Inc. (a)	1,340	49,915
Bob Evans Farms, Inc.	733	52,651
Bojangles', Inc. (a)	2,317	37,651
Boyd Gaming Corp.	2,854	70,808
Brinker International, Inc.	1,248	47,549
Buffalo Wild Wings, Inc. (a)	322	40,797
Caesars Acquisition Co. (a)	2,063	39,300
Caleres, Inc.	1,329	36,920
Capella Education Co.	553	47,337
Carrols Restaurant Group, Inc. (a)	2,860	35,035
Cavco Industries, Inc. (a)	462	59,898
Chico's FAS, Inc.	2,685	25,293
Churchill Downs, Inc.	499	91,467
Cooper Tire & Rubber Co.	1,187	42,851
Cooper-Standard Holding (a)	448	45,190
Core-Mark Holding Co., Inc.	1,367	45,193
Dana Holding Corp.	2,062	46,044
Dave & Buster's Entertainment, Inc. (a)	727	48,353
Dillard's, Inc.	661	38,133
Dineequity, Inc.	1,079	47,530
Dorman Products, Inc. (a)	693	57,360
DSW, Inc., Class A	1,896	33,559
Duluth Holdings, Inc. (a)	1,523	27,734
Eldorado Resorts, Inc. (a)	2,458	49,160
Ethan Allen Interiors, Inc.	1,415	45,705
Express, Inc. (a)	2,660	17,955
Five Below, Inc. (a)	1,052	51,937
Fossil Group, Inc. (a)	1,596	16,519
Fox Factory Holding Corp. (a)	1,795	63,902
Francesca's Holdings Corp. (a)	1,704	18,642
GameStop Corp., Class A	1,508	32,588
Genesco, Inc. (a)	423	14,340
Gentherm, Inc. (a)	982	38,102
Grand Canyon Education, Inc. (a)	840	65,864
Group 1 Automotive, Inc.	548	34,699
Helen of Troy Ltd. (a)	599	56,366
Hibbett Sports, Inc. (a)	1,378	28,594
HSN, Inc.	1,009	32,187
ILG, Inc.	3,730	102,538
Installed Building Products, Inc. (a)	899	47,602
International Speedway Corp.	1,733	65,074
iRobot Corp. (a)	800	67,311

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Jack in the Box, Inc.	572	$56,342
KB Home	2,528	60,596
La-Z-Boy, Inc.	1,525	49,563
LCI Industries	423	43,315
Lgi Homes, Inc. (a)	1,109	44,560
Lithia Motors, Inc.	464	43,723
M/I Homes, Inc. (a)	2,154	61,497
Marcus Corp.	1,815	54,813
MarineMax, Inc. (a)	1,482	28,973
Marriott Vacations Worldwide Corp.	490	57,698
MDC Holdings, Inc.	1,836	64,865
Meritage Homes Corp. (a)	1,240	52,328
Monro Muffler Brake, Inc.	919	38,368
Motorcar Parts of America, Inc. (a)	1,238	34,961
Movado Group, Inc.	1,631	41,183
MSG Networks, Inc., Class A (a)	2,236	50,198
Murphy USA, Inc. (a)	801	59,361
New Media Investment Group, Inc.	3,027	40,804
Nutrisystem, Inc.	806	41,952
Office Depot, Inc.	7,057	39,801
Ollie's Bargain Outlet Holdings, Inc. (a)	1,352	57,595
Papa John's International, Inc.	785	56,332
Penn National Gaming, Inc. (a)	3,296	70,534
Planet Fitness, Inc., Class A	1,810	42,245
Ruth's Hospitality Group, Inc.	2,746	59,726
Select Comfort Corp. (a)	1,544	54,797
Shake Shack, Inc. (a)	1,332	46,460
Sonic Automotive, Inc., Class A	1,785	34,718
Sonic Corp.	1,568	41,536
Standard Motor Products, Inc.	1,480	77,286
Steven Madden Ltd. (a)	1,307	52,214
Strayer Education, Inc.	512	47,729
Sturm Ruger & Co.	774	48,104
Superior Industries International, Inc.	1,619	33,270
Taylor Morrison Home Corp., Class A (a)	2,265	54,383
Tempur Sealy International, Inc. (a)	502	26,802
Texas Roadhouse, Inc.	1,040	52,988
The Buckle, Inc.	2,043	36,365
The Cato Corp., Class A	1,547	27,212
The Cheesecake Factory, Inc.	981	49,344
The E.W. Scripps Co., Class A (a)	1,900	33,839
The Tile Shop Holdings, Inc.	2,081	42,973
Topbuild Corp. (a)	1,209	64,162
TRI Pointe Group, Inc. (a)	3,831	50,531
Universal Electronics, Inc. (a)	598	39,976
William Lyon Homes (a)	1,798	43,404
Wingstop, Inc.	1,660	51,294
Winnebago Industries, Inc.	1,092	38,220
World Wrestling Entertainment, Inc.	2,380	48,481
		4,503,877

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Consumer Staples (5.6%):
Amplify Snack Brands, Inc. (a)	3,392	$32,699
B&G Foods, Inc.	1,171	41,688
Calavo Growers, Inc.	745	51,442
Darling Ingredients, Inc. (a)	3,610	56,821
Dean Foods Co.	2,597	44,149
Farmer Brothers Co. (a)	1,444	43,681
Fresh Del Monte Produce, Inc.	934	47,550
Ingles Markets, Inc., Class A	1,160	38,628
Inter Parfums, Inc.	1,249	45,776
J&J Snack Foods Corp.	588	77,658
John B. Sanfilippo & Son, Inc.	542	34,206
Medifast, Inc.	1,776	73,651
Mgp Ingredients, Inc.	660	33,772
National Beverage Corp.	663	62,030
Nu Skin Enterprises, Inc., Class A	780	49,015
Omega Protein Corp.	2,816	50,406
Performance Food Group Co. (a)	2,289	62,719
PriceSmart, Inc.	599	52,472
Sanderson Farms, Inc.	588	68,002
SpartanNash Co.	1,429	37,097
Sprouts Farmers Markets, Inc. (a)	2,360	53,501
The Boston Beer Co., Inc. (a)	297	39,249
Tootsie Roll Industries, Inc.	1,858	64,751
United Natural Foods, Inc. (a)	1,247	45,765
USANA Health Sciences, Inc. (a)	759	48,652
Vector Group Ltd.	4,012	85,536
WD-40 Co.	574	63,341
Weis Markets, Inc.	827	40,291
		1,444,548
Energy (0.6%):
Atwood Oceanics, Inc. (a)	2,143	17,465
Dril-Quip, Inc. (a)	860	41,968
Rex American Resources Corp. (a)	722	69,717
World Fuel Services Corp.	1,156	44,448
		173,598
Financials (23.6%):
1st Source Corp.	1,260	60,404
Ameris Bancorp	1,258	60,636
AMERISAFE, Inc.	913	51,995
Artisan Partners Asset Management, Class A	1,856	56,979
Astoria Financial Corp.	3,080	62,062
Banc of California, Inc.	1,092	23,478
BancFirst Corp.	637	61,534
BancorpSouth, Inc.	1,679	51,210
Banner Corp.	1,055	59,618
Beneficial Bancorp, Inc.	4,369	65,535
Berkshire Hills Bancorp, Inc.	2,078	73,042
BofI Holding, Inc. (a)	1,031	24,455

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Boston Private Financial Holdings, Inc.	2,960	$45,436
Brookline BanCorp, Inc.	3,701	54,035
Capital Bank Financial Corp., Class A	1,853	70,599
Capitol Federal Financial, Inc.	6,068	86,226
Central Pacific Financial Corp.	1,826	57,464
City Holding Co.	931	61,325
Cohen & Steers, Inc.	1,628	65,999
Columbia Banking System, Inc.	1,425	56,786
Community Bank System, Inc.	1,068	59,562
Community Trust BanCorp, Inc.	1,380	60,375
Customers BanCorp, Inc. (a)	1,497	42,335
CVB Financial Corp.	2,252	50,512
Dime Community Bancshares, Inc.	2,880	56,448
Eagle Bancorp, Inc. (a)	911	57,666
Employers Holdings, Inc.	1,523	64,423
Enterprise Financial Services Corp.	1,296	52,877
FBL Financial Group, Inc., Class A	783	48,155
Fcb Financial Holdings, Inc. (a)	1,239	59,162
Federated Investors, Inc., Class B	1,948	55,031
Financial Engines, Inc.	940	34,404
First Busey Corp.	2,320	68,022
First Commonwealth Financial Corp.	4,181	53,015
First Financial Bancorp	2,081	57,644
First Financial Bankshares, Inc.	1,263	55,825
First Interstate BancSystem, Inc., Class A	1,381	51,373
First Merchants Corp.	1,572	63,100
First Midwest Bancorp, Inc.	2,397	55,874
Flagstar BanCorp, Inc. (a)	1,882	58,003
Glacier Bancorp, Inc.	1,588	58,137
Great Western BanCorp, Inc.	1,203	49,094
Greenhill & Co., Inc.	1,385	27,839
Hanmi Financial Corp.	1,559	44,354
Heartland Financial USA, Inc.	1,163	54,777
Hilltop Holdings, Inc.	2,025	53,075
Hope Bancorp, Inc.	2,369	44,182
Horace Mann Educators Corp.	1,583	59,837
Houlihan Lokey, Inc.	1,647	57,480
Independent Bank Corp.	847	56,453
Independent Bank Group, Inc.	811	48,255
Infinity Property & Casualty Corp.	731	68,714
International Bancshares Corp.	1,351	47,353
Janus Henderson Group PLC (a)	1,787	59,168
Kearny Financial Corp.	5,492	81,556
Lakeland BanCorp, Inc.	2,777	52,346
Lakeland Financial Corp.	1,340	61,479
LegacyTexas Financial Group, Inc.	1,085	41,371
LendingTree, Inc. (a)	275	47,355
Mainsource Financial Group, Inc.	1,760	58,978
Meridian BanCorp, Inc.	4,442	75,070
Meta Financial Group, Inc.	493	43,877

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Moelis & Co., Class A	1,174	$45,610
National Bank Holdings Corp.	1,976	65,425
National General Holdings Corp.	2,642	55,746
National Western Life Group, Inc.	171	54,655
NBT Bancorp, Inc.	1,523	56,275
Nelnet, Inc.	947	44,518
Northfield BanCorp, Inc.	4,638	79,542
Oceanfirst Financial Corp.	2,476	67,149
Old National Bancorp	3,471	59,875
Onebeacon Insurance Group Ltd.	3,924	71,535
Pacific Premier Bancorp, Inc. (a)	1,281	47,269
Park National Corp.	529	54,868
Pennymac Financial Services, Inc. (a)	2,124	35,471
Provident Financial Services, Inc.	2,689	68,247
Renasant Corp.	1,331	58,218
RLI Corp.	993	54,238
S&T Bancorp, Inc.	1,440	51,638
Safety Insurance Group, Inc.	1,318	90,019
Sandy Spring BanCorp	1,545	62,820
Seacoast Banking Corp. of Florida (a)	2,608	62,853
Selective Insurance Group, Inc.	1,345	67,317
ServisFirst Bancshares, Inc.	1,290	47,588
Simmons First National Corp., Class A	971	51,366
South State Corp.	636	54,505
Southside Bancshares, Inc.	1,557	54,402
State Bank Financial Corp.	2,117	57,413
Stock Yards BanCorp, Inc.	1,402	54,538
TCF Financial Corp.	2,792	44,504
The Navigators Group, Inc.	1,248	68,515
Tompkins Financial Corp.	673	52,979
Towne Bank	1,938	59,690
Trico Bancshares	1,600	56,240
Trustmark Corp.	1,928	62,004
Union Bankshares Corp.	1,595	54,071
United Community Banks, Inc.	2,038	56,656
United Financial Bancorp, Inc.	3,643	60,802
United Fire Group, Inc.	1,271	56,000
Universal Insurance Holdings, Inc.	1,429	36,011
Virtu Financial, Inc.	2,892	51,044
Waddell & Reed Financial, Inc., Class A	1,986	37,496
Walker & Dunlop, Inc. (a)	971	47,414
Washington Trust BanCorp, Inc.	1,008	51,962
WesBanco, Inc.	1,631	64,490
Westamerica BanCorp	1,057	59,234
WisdomTree Investments, Inc.	3,067	31,191
WSFS Financial Corp.	1,212	54,964
		6,021,741
Health Care (8.5%):
Abaxis, Inc.	785	41,621
Akorn, Inc. (a)	1,273	42,696

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Almost Family, Inc. (a)	1,173	$72,315
Amedisys, Inc. (a)	900	56,529
AMN Healthcare Services, Inc. (a)	884	34,520
Amphastar Pharmaceuticals, Inc. (a)	1,711	30,558
Ani Pharmaceuticals, Inc. (a)	582	27,238
Anika Therapeutics, Inc. (a)	1,238	61,083
Atrion Corp.	133	85,558
Biotelemetry, Inc. (a)	1,273	42,582
Cambrex Corp. (a)	679	40,570
Chemed Corp.	436	89,175
Civitas Solutions, Inc. (a)	2,129	37,258
CorVel Corp. (a)	1,295	61,448
CryoLife, Inc. (a)	2,115	42,194
Globus Medical, Inc. (a)	1,647	54,598
Halyard Health, Inc. (a)	1,443	56,681
HealthEquity, Inc. (a)	914	45,545
Heska Corp. (a)	346	35,316
HMS Holdings Corp. (a)	1,910	35,335
ICU Medical, Inc. (a)	321	55,373
Innoviva, Inc. (a)	3,039	38,899
Inogen, Inc. (a)	621	59,256
LHC Group, Inc. (a)	932	63,273
LifePoint Health, Inc. (a)	704	47,274
Magellan Health, Inc. (a)	644	46,948
Meridian Bioscience, Inc.	2,864	45,108
Merit Medical Systems, Inc. (a)	1,894	72,256
MiMedx Group, Inc. (a)	4,192	62,754
National Healthcare Corp.	1,150	80,661
Natus Medical, Inc. (a)	1,142	42,597
Neogen Corp. (a)	912	63,028
OraSure Technologies, Inc. (a)	2,765	47,724
Owens & Minor, Inc.	2,297	73,940
PharMerica Corp. (a)	1,376	36,120
Phibro Animal Health Corp., Class A	1,641	60,800
Repligen Corp. (a)	1,220	50,557
research Holdings, Inc., Class A (a)	725	42,413
Select Medical Holdings Corp. (a)	2,744	42,120
Supernus Pharmaceuticals, Inc. (a)	1,049	45,212
The Ensign Group, Inc.	2,182	47,502
US Physical Therapy, Inc.	905	54,662
		2,171,297
Industrials (21.6%):
AAON, Inc.	1,485	54,722
AAR Corp.	1,300	45,188
ABM Industries, Inc.	1,588	65,934
Acco Brands Corp. (a)	2,915	33,960
Air Transport Services Group, Inc. (a)	2,470	53,796
Aircastle Ltd.	1,871	40,694
Alamo Group, Inc.	849	77,098
Albany International Corp.	1,328	70,915

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Allegiant Travel Co.	261	$35,392
Altra Industrial Motion Corp.	1,307	52,019
American Railcar Industries, Inc.	1,103	42,245
American Woodmark Corp. (a)	517	49,399
Apogee Enterprises, Inc.	870	49,451
Argan, Inc.	610	36,600
Astec Industries, Inc.	591	32,806
Astronics Corp. (a)	1,093	33,304
Atkore International Group, Inc. (a)	1,798	40,545
Axon Enterprise, Inc. (a)	1,641	41,255
AZZ, Inc.	727	40,567
Barnes Group, Inc.	1,232	72,109
Brady Corp., Class A	1,592	53,969
Columbus McKinnon Corp.	1,656	42,096
Comfort Systems USA, Inc.	1,055	39,141
Continental Building Products, Inc. (a)	2,186	50,934
CSW Industrials, Inc. (a)	1,745	67,444
Douglas Dynamics, Inc.	1,177	38,723
Dycom Industries, Inc. (a)	311	27,841
Encore Wire Corp.	881	37,619
ESCO Technologies, Inc.	1,185	70,685
Esterline Technologies Corp. (a)	499	47,305
Exponent, Inc.	962	56,084
Federal Signal Corp.	3,965	68,832
Franklin Electric Co., Inc.	1,045	43,263
FTI Consulting, Inc. (a)	1,416	49,503
GATX Corp.	821	52,766
Generac Holdings, Inc. (a)	1,173	42,380
Global Brass & Copper Holdings, Inc.	1,001	30,581
Griffon Corp.	2,168	47,588
H&E Equipment Services, Inc.	1,042	21,267
Hawaiian Holdings, Inc. (a)	1,030	48,358
Heartland Express, Inc.	3,051	63,522
Herman Miller, Inc.	1,504	45,722
Hillenbrand, Inc.	1,597	57,652
HNI Corp.	639	25,477
Hub Group, Inc., Class A (a)	965	37,008
Huron Consulting Group, Inc. (a)	1,063	45,922
Hyster-Yale Materials Handling, Inc., Class A	646	45,382
ICF International, Inc. (a)	1,088	51,245
Insperity, Inc.	441	31,311
Insteel Industries, Inc.	1,009	33,267
Interface, Inc.	2,393	47,022
John Bean Technologies Corp.	586	57,428
Kadant, Inc.	1,065	80,088
Kaman Corp.	2,032	101,336
Kelly Services, Inc., Class A	2,587	58,077
Kforce, Inc.	1,545	30,282
Kimball International, Inc.	3,213	53,625
Knight Transportation, Inc.	1,642	60,836

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Knoll, Inc.	1,881	$37,714
Lydall, Inc. (a)	782	40,429
Marten Transport Ltd.	2,266	62,088
Masonite International Corp. (a)	598	45,149
Matson, Inc.	1,113	33,435
Matthews International Corp., Class A	1,060	64,925
McGrath RentCorp	1,679	58,144
Mercury Systems, Inc. (a)	1,095	46,089
Meritor, Inc. (a)	1,768	29,366
Milacron Holdings Corp. (a)	2,037	35,831
Mistras Group, Inc. (a)	1,778	39,063
Mobile Mini, Inc.	1,171	34,954
Moog, Inc. (a)	770	55,224
MSA Safety, Inc.	767	62,257
Mueller Industries, Inc.	1,468	44,701
Mueller Water Products, Inc., Class A	3,682	43,006
Multi-Color Corp.	823	67,157
MYR Group, Inc. (a)	1,263	39,178
National Presto Industries, Inc.	684	75,581
Navigant Consulting, Inc. (a)	2,107	41,634
NCI Building Systems, Inc. (a)	2,366	39,512
On Assignment, Inc. (a)	990	53,609
Park-Ohio Holdings Corp.	959	36,538
Patrick Industries, Inc. (a)	629	45,823
Primoris Services Corp.	1,854	46,238
Proto Labs, Inc. (a)	708	47,613
Raven Industries, Inc.	1,376	45,821
RBC Bearings, Inc. (a)	618	62,888
RPX Corp. (a)	3,682	51,364
Rush Enterprises, Inc., Class A (a)	1,214	45,137
Saia, Inc. (a)	840	43,092
Simpson Manufacturing Co., Inc.	1,828	79,902
Standex International Corp.	526	47,708
Steelcase, Inc., Class A	2,617	36,638
Sun Hydraulics Corp.	1,238	52,825
Swift Transportation Co. (a)	1,925	51,013
Tennant Co.	777	57,343
Tetra Tech, Inc.	1,625	74,343
The Advisory Board Co. (a)	839	43,209
The Greenbrier Cos., Inc.	769	35,566
Thermon Group Holdings, Inc. (a)	2,410	46,199
Trex Co., Inc. (a)	551	37,281
Trinet Group, Inc. (a)	1,652	54,086
Tutor Perini Corp. (a)	956	27,485
UniFirst Corp.	466	65,566
Universal Forest Products, Inc.	485	42,345
US Ecology, Inc.	997	50,349
Veritiv Corp. (a)	700	31,500
Wabash National Corp.	1,780	39,124
WageWorks, Inc. (a)	653	43,882

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Watts Water Technologies, Inc., Class A	992	$62,694
Welbilt, Inc. (a)	2,391	45,070
Werner Enterprises, Inc.	2,274	66,742
Wesco Aircraft Holdings, Inc. (a)	3,862	41,903
West Corp.	2,087	48,669
		5,484,582
Information Technology (12.5%):
Acacia Communications, Inc. (a)	324	13,436
ADTRAN, Inc.	2,467	50,944
Advanced Energy Industries, Inc. (a)	912	58,997
Alarm.com Holdings, Inc. (a)	1,285	48,355
Ambarella, Inc. (a)	683	33,160
Anixter International, Inc. (a)	562	43,948
AVX Corp.	4,775	78,024
Badger Meter, Inc.	1,605	63,959
Barracuda Networks, Inc. (a)	1,462	33,714
Belden, Inc.	576	43,448
Benchmark Electronics, Inc. (a)	2,107	68,056
Cabot Microelectronics Corp.	842	62,165
Cass Information Systems, Inc.	941	61,767
CEVA, Inc. (a)	1,165	52,949
Convergys Corp.	2,286	54,361
CSG Systems International, Inc.	1,003	40,702
CTS Corp.	2,069	44,690
Ebix, Inc.	800	43,120
Electronics For Imaging, Inc. (a)	1,145	54,251
Entegris, Inc. (a)	2,290	50,266
ePlus, Inc. (a)	810	60,021
ExlService Holdings, Inc. (a)	1,405	78,090
FARO Technologies, Inc. (a)	1,162	43,924
Forrester Research, Inc.	1,431	56,024
Gigamon, Inc. (a)	693	27,270
II-VI, Inc. (a)	1,208	41,434
Inphi Corp. (a)	670	22,981
Insight Enterprises, Inc. (a)	782	31,272
InterDigital, Inc.	493	38,109
ManTech International Corp., Class A	1,408	58,263
MaxLinear, Inc., Class A (a)	1,172	32,687
Methode Electronics, Inc.	1,087	44,784
MicroStrategy, Inc., Class A (a)	295	56,543
Monotype Imaging Holdings, Inc.	1,823	33,361
MTS Systems Corp.	1,261	65,320
Nanometrics, Inc. (a)	1,532	38,744
NETGEAR, Inc. (a)	977	42,109
NIC, Inc.	2,967	56,225
Novanta, Inc. (a)	2,087	75,132
OSI Systems, Inc. (a)	670	50,351
PC Connection, Inc.	2,102	56,880
PDF Solutions, Inc. (a)	2,409	39,628
Perficient, Inc. (a)	2,461	45,873

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Photronics, Inc. (a)	3,853	$36,218
Plantronics, Inc.	1,008	52,728
Plexus Corp. (a)	1,355	71,232
Power Integrations, Inc.	792	57,737
Qualys, Inc. (a)	1,380	56,304
RealPage, Inc. (a)	1,798	64,637
Rogers Corp. (a)	432	46,924
Rudolph Technologies, Inc. (a)	2,862	65,397
Sanmina Corp. (a)	1,117	42,558
ScanSource, Inc. (a)	907	36,552
Semtech Corp. (a)	1,455	52,016
Shutterstock, Inc. (a)	812	35,793
Silicon Laboratories, Inc. (a)	704	48,118
SPS Commerce, Inc. (a)	719	45,843
Stamps.com, Inc. (a)	316	48,941
Super Micro Computer, Inc. (a)	1,116	27,509
Sykes Enterprises, Inc. (a)	2,487	83,389
TeleTech Holdings, Inc.	2,090	85,272
The Hackett Group, Inc.	2,294	35,557
WebMD Health Corp. (a)	1,156	67,799
		3,155,861
Materials (4.8%):
Balchem Corp.	649	50,434
Boise Cascade Co. (a)	1,145	34,808
Chase Corp.	569	60,712
Clearwater Paper Corp. (a)	775	36,231
Compass Minerals International, Inc.	989	64,581
Deltic Timber Corp.	679	50,694
Domtar Corp.	1,342	51,560
Futurefuel Corp.	2,787	42,056
GCP Applied Technologies, Inc. (a)	1,794	54,717
H.B. Fuller Co.	1,173	59,952
Hawkins, Inc.	1,270	58,865
Innophos Holdings, Inc.	910	39,894
Innospec, Inc.	829	54,341
Kaiser Aluminum Corp.	598	52,935
KapStone Paper and Packaging Corp.	1,569	32,368
Materion Corp.	1,359	50,827
Minerals Technologies, Inc.	626	45,823
Neenah Paper, Inc.	914	73,349
PolyOne Corp.	1,515	58,691
Quaker Chemical Corp.	469	68,113
Rayonier Advanced Materials, Inc.	1,988	31,251
Schweitzer-Mauduit International, Inc.	1,348	50,186
Stepan Co.	687	59,865
Tredegar Corp.	1,999	30,485
		1,212,738
Real Estate (0.8%):
HFF, Inc., Class A	1,554	54,033
Marcus & Millichap, Inc. (a)	1,838	48,450

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Re/Max Holdings, Inc.	961	$53,864
The Rmr Group, Inc.	1,022	49,720
		206,067
Telecommunication Services (0.4%):
Cogent Communications Holdings, Inc.	1,245	49,925
Iridium Communications, Inc. (a)	4,594	50,763
		100,688
Utilities (3.4%):
8point3 Energy Partners, LP	4,169	63,077
American States Water Co.	1,461	69,266
Avista Corp.	1,947	82,670
Chesapeake Utilities Corp.	813	60,934
Connecticut WTR Service, Inc.	1,057	58,674
MGE Energy, Inc.	1,029	66,216
Middlesex Water Co.	1,340	53,064
NorthWestern Corp.	1,398	85,306
Ormat Technologies, Inc.	1,209	70,944
Otter Tail Corp.	1,685	66,726
PNM Resources, Inc.	1,948	74,511
SJW Corp.	979	48,147
Unitil Corp.	1,532	74,011
		873,546
Total Common Stocks (Cost $23,863,942)		25,348,543
Total Investments (Cost $23,863,942) — 99.6%		25,348,543
Other assets in excess of liabilities — 0.4%		89,737
NET ASSETS — 100.00%		$25,438,280

(a)  Non-income producing security.

LP — Limited Partnership

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	1	9/15/17	$70,715	$766

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2017
Security Description	Shares	Value
Common Stocks (99.6%)
Australia (4.1%):
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd.	1,712	$29,678
Crown Resorts Ltd.	2,083	19,655
		49,333
Energy (0.3%):
Oil Search Ltd.	3,662	19,191
Woodside Petroleum Ltd.	1,076	24,696
		43,887
Financials (1.8%):
Asx Ltd.	881	36,292
Australia & New Zealand Banking Group Ltd.	1,370	30,234
Commonwealth Bank of Australia	566	36,015
Insurance Australia Group Ltd.	6,415	33,420
Macquarie Group Ltd.	363	24,685
QBE Insurance Group Ltd.	1,894	17,187
Suncorp Group Ltd.	3,033	34,539
Westpac Banking Corp.	1,216	28,508
		240,880
Health Care (0.4%):
CSL Ltd.	238	25,243
Ramsay Health Care Ltd.	454	25,675
		50,918
Industrials (0.5%):
Aurizon Holdings Ltd.	6,821	28,093
Brambles Ltd.	2,649	19,805
Cimic Group Ltd.	461	13,759
		61,657
Materials (0.3%):
Fortescue Metals Group Ltd.	2,390	9,587
Newcrest Mining Ltd.	846	13,105
South32 Ltd.	6,227	12,823
		35,515
Telecommunication Services (0.2%):
Telstra Corp. Ltd.	9,015	29,787
Utilities (0.2%):
AGL Energy Ltd.	1,433	28,078
		540,055
Austria (0.3%):
Financials (0.1%):
Erste Group Bank AG	501	19,181

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Materials (0.2%):
Voestalpine AG	508	$23,669
		42,850
Belgium (1.3%):
Consumer Staples (0.4%):
Anheuser-Busch InBev SA/NV	271	29,930
Colruyt SA	515	27,127
		57,057
Financials (0.2%):
KBC Groep NV	244	18,505
Health Care (0.2%):
UCB SA	327	22,492
Materials (0.2%):
Solvay SA	223	29,923
Telecommunication Services (0.3%):
Proximus SADP	1,134	39,667
		167,644
Bermuda (0.5%):
Industrials (0.3%):
Jardine Matheson Holdings Ltd.	700	44,940
Real Estate (0.2%):
Hongkong Land Holdings Ltd.	3,500	25,760
		70,700
Canada (11.1%):
Consumer Discretionary (1.3%):
Canadian Tire Corp. Ltd.	287	32,662
Dollarama, Inc.	469	44,820
Magna International, Inc.	476	22,053
Restaurant Brands International, Inc.	434	27,159
Shaw Communications, Inc., Class B	2,204	48,088
		174,782
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc., Class B	574	27,518
George Weston Ltd.	532	48,166
Loblaw Cos. Ltd.	832	46,291
Saputo, Inc.	895	28,473
		150,448
Energy (0.5%):
Inter Pipeline Ltd.	1,546	30,286
Pembina Pipeline Corp.	1,001	33,158
		63,444
Financials (4.3%):
Bank of Montreal	658	48,322
Brookfield Asset Management, Inc.	917	35,991

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Canadian Imperial Bank of Commerce	553	$44,949
Great-West Lifeco, Inc.	1,203	32,612
IGM Financial, Inc. (a)	1,204	37,348
Intact Financial Corp.	763	57,646
Manulife Financial Corp.	1,224	22,949
National Bank of Canada	1,049	44,117
Power Corp. of Canada	1,518	34,631
Power Financial Corp. (a)	1,371	35,179
Royal Bank of Canada	644	46,768
Sun Life Financial, Inc.	686	24,528
The Bank of Nova Scotia	797	47,951
The Toronto-Dominion Bank	1,021	51,459
Trisura Group Ltd. (b)	5	84
		564,534
Industrials (0.8%):
Canadian National Railway Co.	490	39,764
Canadian Pacific Railway Ltd.	182	29,287
Waste Connections, Inc.	599	38,589
		107,640
Information Technology (0.6%):
CGI Group, Inc. (b)	553	28,260
Constellation Software, Inc.	56	29,300
Open Text Corp.	791	24,970
		82,530
Materials (0.5%):
Aginco Eagle Mines Ltd.	329	14,839
CCL Industries, Inc.	420	21,252
Potash Corp. of Saskatchewan, Inc.	1,043	17,013
Teck Resources Ltd.	553	9,588
		62,692
Telecommunication Services (0.9%):
BCE, Inc.	1,267	57,067
TELUS Corp.	1,575	54,383
		111,450
Utilities (1.0%):
Canadian Utilities Ltd., Class A	1,329	42,712
Fortis, Inc.	1,168	41,059
Hydro One Ltd. (c)	2,527	45,274
		129,045
		1,446,565
China (0.6%):
Consumer Discretionary (0.2%):
Brilliance China Automotive Holdings Ltd.	14,000	25,500

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Consumer Staples (0.4%):
China Resources Beer Holdings Co. Ltd.	14,000	$35,326
Sun Art Retail Group Ltd.	14,000	11,154
		46,480
		71,980
Denmark (2.3%):
Consumer Discretionary (0.1%):
Pandora A/S	167	15,586
Consumer Staples (0.3%):
Carlsberg A/S	348	37,183
Financials (0.3%):
Danske Bank A/S	800	30,774
Health Care (0.6%):
Coloplast A/S	411	34,348
H. Lundbeck A/S	411	23,072
Novo Nordisk A/S, Class B	515	22,058
		79,478
Industrials (0.6%):
DSV A/S	501	30,786
ISS A/S	759	29,815
Vestas Wind Systems A/S	230	21,236
		81,837
Materials (0.4%):
Christian Hansen Holding A/S	473	34,407
Novozymes A/S, B Shares	501	21,928
		56,335
		301,193
Finland (1.4%):
Energy (0.2%):
Neste Oyj	515	20,284
Financials (0.2%):
Sampo Oyj, Class A	550	28,183
Health Care (0.3%):
Orion Oyj	578	36,898
Industrials (0.4%):
Kone Oyj, Class B	633	32,197
Wartsila Oyj ABP	404	23,876
		56,073
Materials (0.3%):
Stora ENSO Oyj, R Shares	1,816	23,455
UPM-Kymmene Oyj	703	20,039
		43,494
		184,932

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
France (10.3%):
Consumer Discretionary (2.4%):
Accor SA	515	$24,140
Christian Dior SE	139	39,740
Cie Generale des Etablissements Michelin	264	35,093
Hermes International	63	31,127
Kering	97	33,033
LVMH Moet Hennessy Louis Vuitton SA	125	31,162
Psa Peugeot Citroen	647	12,904
Renault SA	181	16,381
Sodexo SA	299	38,653
Valeo SA	306	20,614
Vivendi Universal SA	1,281	28,512
		311,359
Consumer Staples (1.1%):
Carrefour SA	1,079	27,294
Danone SA	466	35,022
L'Oreal SA	181	37,702
Pernod Ricard SA	306	40,973
		140,991
Energy (0.2%):
Total SA	529	26,149
Financials (1.2%):
Amundi SA (c)	355	25,683
AXA SA	599	16,383
BNP Paribas SA	237	17,067
CNP Assurances	1,065	23,905
Credit Agricole SA	1,315	21,152
Natixis SA	2,498	16,765
SCOR SE	612	24,259
Societe Generale SA	271	14,580
		159,794
Health Care (0.7%):
Essilor International SA	195	24,808
Ipsen SA	278	38,049
Sanofi	341	32,618
		95,475
Industrials (2.9%):
Aeroports de Paris	285	45,989
Bollore SA	6,723	30,565
Bureau Veritas SA	1,740	38,499
Compagnie de Saint-Gobain	438	23,399
Dassault Aviation SA	28	39,092
Eiffage SA	355	32,254
Legrand SA	480	33,575
Safran SA	334	30,606
Schneider Electric SA	327	25,121
See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Thales SA	313	$33,685
Vinci SA	369	31,491
Zodiac Aerospace	522	14,158
		378,434
Information Technology (0.5%):
Atos SE	195	27,368
Dassault Systemes SA	355	31,821
		59,189
Materials (0.5%):
Air Liquide SA	264	32,621
Arkema SA	257	27,421
		60,042
Telecommunication Services (0.2%):
Iliad SA	118	27,908
Utilities (0.6%):
Electricite de France SA	1,914	20,725
Suez Environnement Co.	1,698	31,443
Veolia Environnement SA	1,385	29,261
		81,429
		1,340,770
Germany (6.5%):
Consumer Discretionary (0.8%):
Bayerische Motoren Werke AG	251	23,298
Continental AG	104	22,441
Daimler AG, Registered Shares	327	23,665
ProSiebenSat.1 Media SE	571	23,892
Zalando SE (b) (c)	376	17,180
		110,476
Consumer Staples (0.3%):
Beiersdorf AG	376	39,521
Financials (1.1%):
Allianz SE	132	25,988
Deutsche Boerse AG	271	28,602
Hannover Rueck SE	237	28,405
Muenchener Rueckversicherungs-Gesellschaft AG	153	30,848
Talanx AG	786	29,352
		143,195
Health Care (1.0%):
Bayer AG	251	32,448
Fresenius Medical Care AG & Co. KGaA	327	31,432
Fresenius SE & Co. KGaA	334	28,630
Merck KGaA	292	35,263
		127,773

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Industrials (1.0%):
Brenntag AG	418	$24,192
Deutsche Post AG	946	35,457
Hochtief AG	153	28,026
Mg Technologies AG	397	16,244
Siemens AG	202	27,763
		131,682
Information Technology (0.5%):
Infineon Technologies AG	1,190	25,121
SAP SE	327	34,150
		59,271
Materials (1.1%):
BASF SE	299	27,689
Covestro AG (c)	237	17,108
Evonik Industries AG	884	28,251
Linde AG	139	26,319
Symrise AG	425	30,101
Thyssenkrupp AG	682	19,374
		148,842
Real Estate (0.4%):
Deutsche Wohnen AG	668	25,548
Vonovia SE	779	30,927
		56,475
Telecommunication Services (0.3%):
Deutsche Telekom AG, Registered Shares	1,900	34,109
		851,344
Hong Kong (7.7%):
Consumer Discretionary (0.2%):
Chow Tai Fook Jewellery Group Ltd.	19,600	20,762
Consumer Staples (0.4%):
Dairy Farm International Holdings Ltd.	3,500	27,580
WH Group Ltd. (c)	24,500	24,729
		52,309
Financials (1.4%):
AIA Group Ltd.	4,200	30,691
BOC Hong Kong Holdings Ltd.	7,000	33,488
China Taiping Insurance Holdings Co. Ltd.	7,000	17,735
Hang Seng Bank	2,100	43,925
Hong Kong Exchanges and Clearing Ltd.	1,400	36,187
The Bank of East Asia Ltd.	5,600	24,065
		186,091
Industrials (1.4%):
China Merchants Holdings International	14,000	38,823
CITIC Ltd.	14,000	21,052
CK Hutchison Holdings Ltd.	3,500	43,934

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Jardine Strategic Holdings Ltd.	700	$29,183
MTR Corp. Ltd.	3,500	19,703
Nws Holdings Ltd.	14,000	27,544
		180,239
Real Estate (2.2%):
Cheung Kong Property Holdings Ltd.	3,500	27,414
China Overseas Land & Investment Ltd., Class H	14,000	40,975
China Resources Land Ltd.	14,000	40,795
Fullshare Holdings Ltd. (a)	35,000	13,987
Hang Lung Properties Ltd.	7,000	17,484
Henderson Land Development Co. Ltd.	7,480	41,725
New World Development Co. Ltd.	14,000	17,771
Sino Land Co. Ltd.	14,000	22,953
Swire Pacific Ltd., Class A	3,500	34,183
Swire Properties Ltd.	9,800	32,323
		289,610
Telecommunication Services (0.4%):
China Mobile Ltd.	3,500	37,142
China Unicom Hong Kong Ltd. (b)	14,000	20,801
		57,943
Utilities (1.7%):
China Gas Holdings Ltd.	14,000	28,261
China Resources Power Holdings Co. Ltd.	14,000	27,472
CK Infrastructure Holdings Ltd.	7,000	58,817
CLP Holdings Ltd.	3,500	37,030
Guangdong Investment Ltd.	14,000	19,295
Hong Kong & China Gas Co. Ltd.	23,540	44,263
		215,138
		1,002,092
Ireland (1.8%):
Consumer Discretionary (0.2%):
WPP PLC	1,299	27,302
Consumer Staples (0.2%):
Kerry Group PLC	313	26,948
Financials (0.1%):
Bank of Ireland (b)	35,458	9,313
Industrials (0.9%):
Allegion PLC	357	28,960
DCC PLC	300	27,307
Experian PLC	1,698	34,826
Pentair PLC	384	25,551
		116,644
Information Technology (0.2%):
Accenture PLC, Class A	231	28,570

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Materials (0.2%):
CRH PLC	566	$20,021
		228,798
Israel (0.5%):
Financials (0.3%):
Bank Hapoalim BM	4,648	31,373
Information Technology (0.2%):
Check Point Software Technologies Ltd. (b)	279	30,434
		61,807
Italy (1.8%):
Consumer Discretionary (0.5%):
Ferrari NV	335	28,817
Luxottica Group SpA	397	22,963
Prada SpA	3,500	13,023
		64,803
Energy (0.2%):
Snam SpA	5,602	24,413
Financials (0.3%):
Assicurazioni Generali SpA	905	14,893
Intesa Sanpaolo SpA	4,531	14,364
Mediobanca SpA	1,232	12,156
		41,413
Industrials (0.4%):
Atlantia SpA	988	27,801
Finmeccanica SpA	1,169	19,424
		47,225
Utilities (0.4%):
Enel SpA	5,199	27,869
Terna Rete Elettrica Nazionale SpA	5,261	28,394
		56,263
		234,117
Japan (17.7%):
Consumer Discretionary (3.1%):
Aisin Seiki Co. Ltd.	700	35,790
Bridgestone Corp.	700	30,126
Denso Corp.	700	29,516
Fuji Heavy Industries Ltd.	700	23,566
Isuzu Motors Ltd.	1,400	17,254
Koito Manufacturing Co. Ltd.	700	35,977
Mazda Motor Corp.	700	9,760
Nissan Motor Co. Ltd.	2,800	27,836
Oriental Land Co. Ltd.	700	47,356
Panasonic Corp.	1,400	18,972
Sekisui Chemical Co. Ltd.	1,400	25,035

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Sekisui House Ltd.	1,400	$24,643
Sumitomo Electric Industries Ltd.	1,400	21,537
Suzuki Motor Corp.	700	33,176
Yamaha Motor Co. Ltd.	700	18,038
		398,582
Consumer Staples (1.7%):
Asahi Group Holdings Ltd.	700	26,317
Japan Tobacco, Inc.	1,400	49,136
Kao Corp.	700	41,529
Kirin Holdings Co. Ltd.	1,400	28,495
Suntory Beverage & Food Ltd.	700	32,492
Yakult Honsha Co. Ltd.	700	47,617
		225,586
Financials (2.0%):
Japan Exchange Group, Inc.	700	12,667
Japan Post Bank Co. Ltd.	700	8,951
Japan Post Holdings Co. Ltd.	700	8,677
Japan Post Insurance Co. Ltd.	700	15,424
Mitsubishi UFJ Financial Group, Inc.	2,100	14,095
Mizuho Financial Group, Inc.	9,100	16,620
Ms&ad Insurance Group Holdings, Inc.	700	23,491
ORIX Corp.	700	10,830
Resona Holdings, Inc.	2,100	11,549
Sompo Japan Nipponkoa Holdings, Inc.	700	27,008
Sony Financial Holdings, Inc.	700	11,913
Sumitomo Mitsui Financial Group, Inc.	700	27,257
Sumitomo Mitsui Trust Holdings, Inc.	700	25,016
T&D Holdings, Inc.	700	10,641
The Dai-ichi Life Insurance Co. Ltd.	700	12,614
Tokio Marine Holdings, Inc.	700	28,950
		265,703
Health Care (2.0%):
Astellas Pharma, Inc.	1,400	17,111
Chugai Pharmaceutical Co. Ltd.	700	26,174
Hoya Corp.	700	36,307
Kyowa Hakko Kirin Co. Ltd.	2,100	38,971
M3, Inc.	700	19,265
Olympus Optical Co. Ltd.	700	25,520
ONO Pharmaceutical Co. Ltd.	700	15,256
Otsuka Holdings Co. Ltd.	700	29,815
Sumitomo Dainippon Pharma Co. Ltd.	2,100	28,626
Terumo Corp.	700	27,543
		264,588
Industrials (4.2%):
Ana Holdings, Inc.	14,000	48,600
Hankyu Hanshin Holdings, Inc.	1,400	50,293
Japan Airlines Co. Ltd.	1,400	43,247

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Komatsu Ltd.	1,400	$35,535
Kubota Corp.	2,100	35,246
Makita Corp.	1,400	51,725
Mitsubishi Electric Corp.	2,100	30,167
NGK Insulators Ltd.	1,400	27,873
NSK Ltd.	2,100	26,199
Odakyu Railway Jpy50 ORD	2,100	42,314
Recruit Holdings Co. Ltd.	4,200	72,116
Shimizu Corp.	351	3,717
Sumitomo Corp.	3,500	45,501
Yamato Holdings Co. Ltd.	1,400	28,365
		540,898
Information Technology (2.1%):
Canon, Inc. (a)	700	23,753
FUJIFILM Holdings Corp.	700	25,147
Kyocera Corp.	700	40,496
Nomura Research Institute Ltd.	726	28,566
NTT Data Corp.	3,500	38,903
Omron Corp.	700	30,344
Oracle Corp. Japan	700	45,376
Renesas Electronics Corp. (b)	2,100	18,281
Yahoo Japan Corp.	4,900	21,306
		272,172
Materials (0.7%):
Mitsubishi Chem Holdings	700	5,789
Nippon Paint Co. Ltd.	700	26,454
Nitto Denko Corp.	700	57,514
		89,757
Real Estate (0.8%):
Daito Trust Construction Co. Ltd.	700	108,897
Telecommunication Services (0.7%):
KDDI Corp.	700	18,518
Nippon Telegraph & Telephone Corp.	700	33,052
NTT DOCOMO, Inc.	1,400	33,014
		84,584
Utilities (0.4%):
Kansai Electric Power Co.	1,400	19,259
Osaka Gas Co. Ltd.	7,000	28,601
		47,860
		2,298,627
Netherlands (2.9%):
Consumer Staples (0.5%):
Heineken NV	404	39,276
Koninklijke Ahold Delhaize NV	1,267	24,221
		63,497

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Financials (0.4%):
Exor NV	320	$17,318
ING Groep NV	1,113	19,193
NN Group NV	633	22,496
		59,007
Industrials (1.1%):
AerCap Holdings NV (b)	420	19,500
Koninklijke Philips NV	884	31,391
Randstad Holding NV	271	15,821
RELX NV	1,935	39,776
Wolters Kluwer NV	738	31,238
		137,726
Information Technology (0.2%):
ASML Holding NV	209	27,233
Materials (0.5%):
AkzoNobel NV	397	34,497
Koninklijke DSM NV	425	30,888
		65,385
Telecommunication Services (0.2%):
Koninklijke KPN NV	7,189	22,996
		375,844
Norway (1.0%):
Consumer Staples (0.5%):
Marine Harvest ASA	1,471	25,187
Orkla ASA	3,437	34,944
		60,131
Financials (0.4%):
DNB ASA	1,401	23,838
Gjensidige Forsikring ASA	1,827	31,195
		55,033
Materials (0.1%):
Norsk Hydro ASA	3,451	19,137
		134,301
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	1,559	30,427
Utilities (0.2%):
EDP — Energias de Portugal SA	7,321	23,936
		54,363
Singapore (2.7%):
Consumer Discretionary (0.2%):
Jardine Cycle & Carriage Ltd.	700	22,555

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Financials (1.1%):
DBS Group Holdings Ltd.	2,800	$42,191
Oversea-Chinese Banking Corp. Ltd.	6,300	49,388
United Overseas Bank Ltd.	2,800	47,033
		138,612
Industrials (0.7%):
Keppel Corp. Ltd.	4,900	22,392
Singapore Airlines Ltd.	5,600	41,174
Singapore Technologies Engineering Ltd.	11,200	29,945
		93,511
Real Estate (0.4%):
CapitaLand Ltd.	13,300	33,820
Global Logistic Properties Ltd.	11,900	24,727
		58,547
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	11,900	33,632
		346,857
Spain (3.8%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	884	33,930
Energy (0.2%):
Repsol SA	1,343	20,552
Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA	2,253	18,692
Banco de Sabadell SA	8,358	16,980
Banco Santander SA	2,478	16,391
Bankia SA	3,093	14,948
CaixaBank SA	3,897	18,603
Mapfre SA	6,048	21,121
		106,735
Health Care (0.2%):
Grifols SA	1,134	31,579
Industrials (1.0%):
Abertis Infraestructuras SA	2,116	39,195
ACS, Actividades de Construccion y Servicios SA	654	25,263
Aena SA (c)	181	35,315
Ferrovial SA	1,209	26,833
		126,606
Information Technology (0.3%):
Amadeus IT Holding SA	605	36,169
Telecommunication Services (0.1%):
Telefonica SA	1,622	16,741
Utilities (0.9%):
Endesa SA	1,329	30,612
Gas Natural SDG SA	1,294	30,279

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Iberdrola SA	3,695	$29,255
Red Electrica Corp. SA	1,649	34,452
		124,598
		496,910
Sweden (3.0%):
Consumer Discretionary (0.4%):
Electrolux AB	808	26,491
Hennes & Mauritz AB	857	21,361
		47,852
Consumer Staples (0.2%):
Essity AB, Class B (b)	878	24,032
Svenska Cellulosa AB SCA, B Shares	878	6,647
		30,679
Financials (0.9%):
Lundbergs AB, B Shares	502	39,642
Nordea Bank AB	2,146	27,318
Svenska Handelsbanken AB	1,728	24,747
Swedbank AB, A Shares	1,129	27,524
		119,231
Industrials (1.2%):
Assa Abloy	1,303	28,640
Atlas Copco AB, Class A	711	27,271
Sandvik AB	1,658	26,087
Skanska AB, Class B	948	22,503
SKF AB, B Shares	1,031	20,899
Volvo AB, B Shares	1,512	25,783
		151,183
Information Technology (0.2%):
Hexagon AB, B Shares	530	25,206
Materials (0.1%):
Boliden AB	627	17,117
		391,268
Switzerland (8.2%):
Consumer Discretionary (0.5%):
CIE Financiere Richemont SA	265	21,839
Garmin Ltd.	385	19,646
The Swatch Group AG	63	23,272
		64,757
Consumer Staples (1.1%):
Barry Callebaut AG	28	38,498
Coca-Cola HBC AG	1,334	39,225
Nestle SA, Registered shares	656	57,107
		134,830

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Financials (1.6%):
Chubb Ltd.	287	$41,724
Julius Baer Group Ltd.	433	22,788
Partners Group Holding AG	56	34,730
Swiss Life Holding AG	91	30,719
Swiss Re AG	356	32,551
UBS Group AG, Registered Shares	1,068	18,094
Zurich Insurance Group AG	105	30,571
		211,177
Health Care (1.3%):
Actelion Ltd.	42	11,731
Idorsia Ltd.	42	793
Lonza Group AG, Registered Shares	140	30,276
Novartis AG	447	37,211
Roche Holding AG	133	33,881
Sonova Holding AG, Registered Shares	258	41,906
Vifor Pharma AG	140	15,437
		171,235
Industrials (1.9%):
ABB Ltd.	1,376	33,991
Adecco SA, Registered Shares	286	21,750
Geberit AG	91	42,453
Kuehne + Nagel International AG	286	47,736
Schindler Holding AG	182	38,523
SGS SA	14	33,912
Wolseley PLC	447	27,433
		245,798
Information Technology (0.2%):
TE Connectivity Ltd.	343	26,987
Materials (1.2%):
EMS-Chemie Holding AG	56	41,302
Givaudan SA, Registered Shares	21	42,018
Sika AG	7	44,982
Syngenta AG	70	32,422
		160,724
Telecommunication Services (0.4%):
Swisscom AG	98	47,303
		1,062,811
United Kingdom (8.8%):
Consumer Discretionary (1.8%):
Burberry Group PLC	929	20,094
Compass Group PLC	1,444	30,462
Delphi Automotive PLC	217	19,020
GKN PLC	5,100	21,650
InterContinental Hotels Group PLC	548	30,450
ITV PLC	5,156	12,180

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Kingfisher PLC	6,099	$23,882
Next PLC	293	14,712
Persimmon PLC	391	11,415
Sky PLC	1,265	16,374
Taylor Wimpey PLC	4,101	9,410
Whitbread PLC	398	20,560
		230,209
Consumer Staples (1.9%):
Associated British Foods PLC	482	18,428
British American Tobacco PLC	461	31,421
Coca-Cola European Partners PLC	663	26,964
Diageo PLC	1,174	34,681
Imperial Tobacco Group PLC	587	26,360
Reckitt Benckiser Group PLC	342	34,666
Sainsbury (J) PLC	6,616	21,685
Unilever PLC	440	23,807
WM Morrison Supermarkets PLC	7,873	24,728
		242,740
Energy (0.3%):
Royal Dutch Shell PLC, Class A	943	24,990
TechnipFMC PLC (b)	566	15,395
		40,385
Financials (1.8%):
3I Group PLC	2,187	25,702
Aon PLC	287	38,157
Aviva PLC	2,613	17,898
Barclays PLC	4,457	11,767
Hargreaves Lansdown PLC	943	15,988
Legal & General Group PLC	4,324	14,544
Lloyds Banking Group PLC	15,447	13,306
Old Mutual PLC	7,510	18,914
Prudential PLC	845	19,377
RSA Insurance Group PLC	3,912	31,355
Schroders PLC	433	17,502
Standard Life PLC	3,235	16,813
		241,323
Health Care (0.3%):
Smith & Nephew PLC	1,956	33,749
Industrials (1.2%):
Ashtead Group PLC	929	19,223
BAE Systems PLC	3,367	27,776
Bunzl PLC	1,055	31,433
International Consolidated Airlines Group SA	1,684	13,377
RELX PLC	1,670	36,099
Smiths Group PLC	1,467	30,508
		158,416

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Information Technology (0.2%):
The Sage Group PLC	3,221	$28,857
Materials (0.4%):
Johnson Matthey PLC	796	29,760
Rio Tinto PLC	433	18,280
		48,040
Telecommunication Services (0.1%):
BT Group PLC	3,535	13,568
Utilities (0.8%):
Centrica PLC	8,810	22,968
National Grid PLC	2,254	27,937
SSE PLC	1,348	25,505
United Utilities Group PLC	2,417	27,304
		103,714
		1,141,001
United States (0.9%):
Consumer Discretionary (0.4%):
Autoliv, Inc.	189	20,752
Fiat Chrysler Automobiles NV (b)	1,049	11,151
Lululemon athletica, Inc. (b)	251	14,977
		46,880
Health Care (0.4%):
Jazz Pharmaceuticals PLC (b)	119	18,504
Medtronic PLC	342	30,353
		48,857
Information Technology (0.1%):
Mobileye NV (b)	307	19,280
		115,017
Total Common Stocks (Cost $11,773,857)		12,961,846
Rights (0.0%) (d)
Spain (0.0%): (d)
Energy (0.0%): (d)
Repsol SA Expires 07/03/17, Bonus Rights (b)	1,343	613
Industrials (0.0%): (d)
ACS, Actividades de Construccion y Servicios SA Expires 07/12/17, Bonus Rights (b)	654	523
		1,136
Total Rights (Cost $—)		1,136

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Collateral for Securities Loaned (0.8%)
United States (0.8%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (e)	96,185	$96,185
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (e)	18,044	18,044
Total Collateral for Securities Loaned (Cost $114,229)		114,229
Total Investments (Cost $11,888,086) — 100.4%		13,077,211
Liabilities in excess of other assets — (0.4)%		(56,370)
NET ASSETS — 100.00%		$13,020,841

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, the fair value of these securities was $165,289 and amounted to 1.3% of net assets.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2017
Security Description	Shares	Value
Common Stocks (99.2%)
Brazil (3.6%):
Consumer Discretionary (0.2%):
Lojas Renner SA	7,920	$65,755
Consumer Staples (0.6%):
Ambev SA	16,800	93,274
Raia Drogasil SA	4,800	102,165
		195,439
Energy (0.3%):
Cosan SA Industria E Comercio	4,800	49,981
Ultrapar Participacoes SA	2,400	56,734
		106,715
Financials (0.3%):
Banco do Brasil SA	2,400	19,433
BB Seguridade Participacoes SA	4,800	41,475
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	8,258	48,890
		109,798
Industrials (0.4%):
CCR SA	7,200	36,692
Localiza Rent a Car SA	2,520	34,449
WEG SA	9,600	51,358
		122,499
Information Technology (0.2%):
Cielo SA	8,792	65,562
Real Estate (0.3%):
Br Malls Participacoes SA (b)	13,800	49,746
Multiplan Empreendimentos Imobiliarios SA	2,400	47,300
		97,046
Telecommunication Services (0.2%):
TIM Participacoes SA	19,300	57,394
Utilities (1.1%):
Cia de Saneamento Basico do Estado de Sao Paulo	4,800	45,561
CPFL Energia SA	16,860	134,888
EDP — Energias do Brasil SA	16,800	71,616
Engie Brasil Energia SA	7,200	74,450
Equatorial Energia SA — ORD	2,400	39,417
		365,932
		1,186,140
Cayman Islands (0.2%):
Information Technology (0.2%):
FIH Mobile Ltd.	168,000	51,860
Chile (3.3%):
Consumer Discretionary (0.3%):
SACI Falabella	12,204	100,058

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Consumer Staples (0.5%):
Cencosud SA	24,744	$65,937
Cia Cervecerias Unidas SA	7,495	98,702
		164,639
Energy (0.2%):
Empresas COPEC SA	7,279	79,749
Financials (1.0%):
Banco de Chile	997,195	130,834
Banco de Credito e Inversiones	1,682	94,234
Banco Santander Chile	1,823,347	116,231
		341,299
Materials (0.2%):
Empresas Cmpc SA	34,089	81,734
Utilities (1.1%):
AES Gener SA	135,610	47,834
Aguas Andinas SA	107,791	63,298
Colbun SA	345,955	74,085
Empresa Nacional de Electricid SA	104,909	79,296
Enersis SA	447,116	84,953
		349,466
		1,116,945
China (13.4%):
Consumer Discretionary (1.4%):
ANTA Sports Products Ltd.	24,000	79,311
BAIC Motor Corp. Ltd., Class H (a)	48,000	46,542
Byd Co. Ltd.	12,000	73,624
Dongfeng Motor Group Co. Ltd.	48,000	56,748
Great Wall Motor Co. Ltd., Class H	48,000	59,268
Xinhua Winshare Publishing And Media Co. Ltd.	96,000	80,541
Zhongsheng Group Holdings Ltd.	36,000	67,138
		463,172
Consumer Staples (0.5%):
China Mengniu Dairy Co. Ltd.	24,000	47,034
Uni-President China Holdings Ltd.	72,000	58,192
Want Want China Holdings Ltd.	96,000	64,802
		170,028
Energy (0.2%):
China Petroleum & Chemical Corp., Class H	96,000	74,885
Financials (2.9%):
Bank of China Ltd.	144,000	70,642
Bank of Communications Co. Ltd., Class H	96,000	67,753
Central China Securities Co. Ltd., Class H	96,000	45,496
China Cinda Asset Management Co.	144,000	53,674
China CITIC Bank Corp. Ltd.	144,000	88,165
China Construction Bank Corp.	96,000	74,393

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
China Galaxy Securities Co. Ltd.	60,000	$53,796
China Huarong Asset Management Co. Ltd., Class H (a) (c)	168,000	65,201
China Life Insurance Co. Ltd.	24,000	73,317
China Reinsurance Group Corp.	288,000	63,818
Chongqing Rural Commercial Bank Co. Ltd.	96,000	64,802
People's Insurance Co. Group of China Ltd.	192,000	80,664
PICC Property & Casualty Co. Ltd., Class H	48,000	80,172
Ping An Insurance Group Co. of China Ltd.	12,000	79,081
		960,974
Health Care (1.0%):
3SBio, Inc. (a) (b)	36,000	47,771
China Medical System Holdings Ltd.	48,000	83,001
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	96,000	75,377
Sihuan Pharmaceutical Holdings Group Ltd.	120,000	50,261
Sinopharm Group Co. Ltd.	19,200	86,812
		343,222
Industrials (2.4%):
AviChina Industry & Technology Co. Ltd.	72,000	42,238
Beijing Capital International Airport Co. Ltd.	48,000	67,630
China Communications Construction Co. Ltd.	48,000	61,851
China Conch Venture Holdings Ltd.	48,000	87,919
China Machinery Engineering Corp.	72,000	50,815
China Railway Construction Corp. Ltd.	36,000	46,941
China Railway Group Ltd.	72,000	56,717
Fosun International Ltd.	36,000	56,256
Haitian International Holdings Ltd.	24,000	67,322
Jiangsu Expressway Co. Ltd.	48,000	67,753
Sinopec Engineering Group Co. Ltd., Class H	48,000	43,283
Weichai Power Co. Ltd.	48,000	42,053
Zhejiang Expressway Co. Ltd., Class H	48,000	62,711
Zhuzhou CSR Times Electric Co. Ltd.	12,000	58,869
		812,358
Information Technology (1.4%):
China Railway Signal & Communication Corp. Ltd. (a)	96,000	74,024
Legend Holdings Corp. (a)	40,800	111,835
Lenovo Group Ltd.	96,000	60,621
Tencent Holdings Ltd.	2,400	85,828
TravelSky Technology Ltd.	48,000	141,408
		473,716
Materials (0.7%):
Aluminum Corp. of China Ltd. (b)	96,000	49,185
Anhui Conch Cement Co. Ltd.	12,000	41,731
BBMG Corp.	96,000	48,448
China Hongqiao Group Ltd. (b)(d)(e)	44,000	31,786
China Molybdenum Co. Ltd.	72,000	27,575
China National Building Material Co. Ltd.	48,000	28,527
		227,252

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Real Estate (2.0%):
China Evergrande Group (b)(c)	72,000	$129,296
China Vanke Co. Ltd.	14,400	40,762
Country Garden Holdings Co. Ltd.	72,000	83,462
Guangzhou R&f Properties, Class H	28,800	44,783
Longfor Properties Co. Ltd.	36,000	77,375
Red Star Macalline Group Corp. Ltd., Class H (a)	43,200	44,267
Sino-Ocean Land Holdings Ltd.	96,000	46,972
Soho China Ltd.	96,000	47,341
Sunac China Holdings Ltd. (c)	48,000	100,338
Zall Group Ltd. (b)(c)	72,000	41,039
		655,635
Telecommunication Services (0.3%):
China Communications Services Corp. Ltd.	48,000	27,667
China Telecom Corp. Ltd.	144,000	68,429
		96,096
Utilities (0.6%):
CGN Power Co. Ltd., Class D (a)	192,000	53,612
China Longyuan Power Group Corp. Ltd.	48,000	34,922
Huaneng Power International, Inc.	96,000	66,646
Huaneng Renewables Corp. Ltd.	96,000	29,634
		184,814
		4,462,152
Colombia (0.9%):
Financials (0.6%):
Bancolombia SA	10,817	112,957
Grupo de INV Suramericana	7,651	99,555
		212,512
Materials (0.3%):
Cementos Argos SA	24,728	96,204
		308,716
Czech Republic (0.6%):
Financials (0.2%):
Komercni Banka AS	1,768	70,866
Telecommunication Services (0.2%):
O2 Czech Republic AS	5,781	68,629
Utilities (0.2%):
CEZ AS	4,133	71,979
		211,474
Egypt (0.1%):
Financials (0.1%):
Commercial International Bank	10,478	46,365
Greece (0.4%):
Consumer Discretionary (0.2%):
OPAP SA	5,399	61,040

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Telecommunication Services (0.2%):
Hellenic Telecommunications Organization SA	6,020	$72,460
		133,500
Hong Kong (0.7%):
Consumer Discretionary (0.2%):
Belle International Holdings Ltd.	96,000	75,745
Consumer Staples (0.3%):
Hengan International Group Co. Ltd.	12,000	88,534
Health Care (0.2%):
CSPC Pharmaceutical Group Ltd.	48,000	70,089
		234,368
Hungary (0.8%):
Energy (0.3%):
MOL Hungarian Oil & Gas PLC	1,220	95,819
Financials (0.2%):
OTP Bank Public Co. Ltd.	2,417	80,941
Health Care (0.3%):
Richter Gedeon Nyrt	3,733	97,620
		274,380
India (11.2%):
Consumer Discretionary (1.1%):
Bajaj Auto Ltd.	1,703	73,548
Bosch Ltd.	168	60,637
Motherson Sumi Systems Ltd. (b)	7,917	56,594
Mrf Ltd.	72	76,117
Tata Motors Ltd.	5,806	38,858
ZEE Entertainment Enterprises Ltd.	6,381	48,512
		354,266
Consumer Staples (1.9%):
Britannia Industries Ltd.	1,295	73,938
Colgate-Palmolive (India) Ltd.	5,374	92,367
Dabur India Ltd.	17,009	76,873
Emami Ltd.	3,119	51,905
Glaxo Smithkline Consumer Healthcare Ltd.	888	73,556
Godrej Consumer Products Ltd.	4,606	68,994
Marico Ltd.	14,202	69,076
Nestle India Ltd.	768	80,054
United Breweries Ltd.	5,398	65,285
		652,048
Energy (0.4%):
Coal India Ltd.	13,722	51,858
Reliance Industries Ltd. (b)	3,383	72,235
		124,093

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Financials (1.3%):
Bajaj Finserv Ltd. (b)	720	$45,884
Housing Development Finance Corp. Ltd.	3,215	80,335
ICICI Bank Ltd.	13,063	58,643
Indiabulls Housing Finance Ltd.	3,647	60,726
Kotak Mahindra Bank Ltd.	6,118	90,473
State Bank of India	13,243	56,072
Yes Bank Ltd.	2,231	50,520
		442,653
Health Care (1.6%):
Aurobindo Pharma Ltd.	4,606	48,790
Biocon Ltd. (b)	8,421	43,134
Cadila Healthcare Ltd.	5,566	45,226
Cipla Ltd.	7,101	61,045
Divi's Laboratories Ltd. (b)	2,999	30,034
Dr. Reddy's Laboratories Ltd.	1,391	57,898
Glenmark Pharmaceuticals Ltd.	4,414	43,218
Lupin Ltd.	2,639	43,276
Piramal Enterprises Ltd. (b)	1,439	62,267
Sun Pharmaceutical Industries Ltd.	5,494	47,238
Torrent Pharmaceuticals Ltd.	2,519	47,572
		529,698
Industrials (1.1%):
Adani Ports And Special Economic Zone (b)	9,044	50,803
Aditya Birla Nuvo Ltd.	1,679	48,299
Container Corp. of India Ltd.	4,139	73,395
Eicher Motors Ltd. (b)	144	60,246
Havells India Ltd.	7,389	52,591
Larsen & Toubro Ltd.	3,311	86,456
		371,790
Information Technology (1.2%):
HCL Technologies Ltd.	5,038	66,329
Infosys Ltd.	4,462	64,589
Oracle Financial Services	1,271	70,983
Tata Consultancy Services Ltd.	1,607	58,739
Tech Mahindra Ltd.	7,725	45,659
Wipro Ltd.	22,742	90,908
		397,207
Materials (2.0%):
ACC Ltd.	2,951	71,597
Ambuja Cements Ltd.	16,313	62,231
Asian Paints Ltd.	3,742	63,860
Berger Paints India Ltd.	11,755	44,788
Castrol India Ltd.	8,661	54,233
Grasim Industries Ltd.	3,239	62,249
Hindustan Zinc Ltd.	9,716	39,635
Jsw Steel Ltd.	19,240	60,551
Pidilite Industries Ltd.	6,357	79,239

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Ultra Tech Cement Ltd.	984	$60,278
UPL Ltd.	4,534	58,957
		657,618
Real Estate (0.1%):
DLF Ltd. (b)	14,082	41,551
Telecommunication Services (0.3%):
Bharti Airtel Ltd.	10,124	59,478
Bharti Infratel Ltd.	9,044	52,413
		111,891
Utilities (0.2%):
Tata Power Co. Ltd.	50,020	62,341
		3,745,156
Indonesia (3.6%):
Consumer Discretionary (0.4%):
PT Astra International TBK	79,100	52,981
PT Matahari Department Store TBK	36,000	38,296
PT Surya Citra Media TBK	194,200	37,747
		129,024
Consumer Staples (1.0%):
PT Charoen Pokphand Indonesia TBK	170,200	40,618
PT Gudang Garam TBK	12,000	70,514
PT Hanjaya Mandala Sampoerna TBK	153,400	44,207
PT Indofood CBP Sukses Makmur TBK	81,500	53,824
PT Indofood Sukses Makmur TBK	81,500	52,600
PT Unilever Indonesia TBK	21,600	79,105
		340,868
Energy (0.1%):
PT United Tractors TBK	19,200	39,553
Financials (0.9%):
Bank Negara Indonesia Persero Tbk PT	122,200	60,527
PT Bank Central Asia TBK	74,300	101,204
PT Bank Mandiri Persero TBK	59,900	57,315
PT Bank Rakyat Indonesia Persero TBK	67,100	76,794
		295,840
Health Care (0.3%):
Mitra Keluarga Karyasehat TBK	249,300	37,418
PT Kalbe Farma TBK	448,200	54,659
		92,077
Industrials (0.2%):
PT Jasa Marga Persero TBK	155,800	62,554
Materials (0.3%):
PT Indocement Tunggal Prakarsa TBK	40,700	56,354
PT Semen Indonesia Persero TBK	62,300	46,754
		103,108

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Real Estate (0.1%):
Bumi Serpong Damai TBK PT	330,800	$45,431
Telecommunication Services (0.2%):
PT Telekomunikasi Indonesia Persero TBK	199,000	67,503
Utilities (0.1%):
PT Perusahaan Gas Negara Persero TBK	167,800	28,334
		1,204,292
Korea, Republic Of (10.3%):
Consumer Discretionary (1.4%):
Coway Co. Ltd.	648	58,914
Hankook Tire Co. Ltd.	960	53,375
Hanon Systems	5,206	46,876
Hanssem Co. Ltd.	240	38,605
Hyundai Mobis Co. Ltd.	264	57,697
Hyundai Motor Co.	504	70,275
Kangwon Land, Inc.	2,231	67,970
Kia Motors Corp.	2,447	81,717
		475,429
Consumer Staples (1.4%):
Amorepacific Corp.	192	51,025
AMOREPACIFIC Group	408	46,368
BGF Retail Co. Ltd.	480	42,381
CJ CheilJedang Corp.	216	68,261
GS Retail Co. Ltd.	1,319	59,499
KT&G Corp.	648	66,279
LG Household & Health Care Ltd.	72	62,565
Orion Corp. (d)(e)	96	66,971
		463,349
Energy (0.5%):
GS Holdings Corp.	1,559	92,948
S-Oil Corp.	768	63,648
		156,596
Financials (2.1%):
Dongbu Insurance Co. Ltd.	1,008	59,921
Hana Financial Group, Inc.	1,607	63,569
Industrial Bank of Korea	6,717	83,676
KB Financial Group, Inc.	1,487	75,006
Mirae Asset Daewoo Co. Ltd.	6,981	67,436
Samsung Card Co.	1,415	48,305
Samsung Fire & Marine Insurance Co. Ltd.	288	70,873
Samsung Life Insurance Co. Ltd.	648	66,279
Shinhan Financial Group Co. Ltd.	1,655	71,328
Woori Bank	5,470	88,226
		694,619

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Health Care (0.4%):
Celltrion, Inc. (b)	711	$71,542
Hanmi Pharm Co. Ltd. (b)	120	39,129
Hanmi Science Co. Ltd. (b)	528	38,957
		149,628
Industrials (1.7%):
CJ Corp.	360	59,638
Hyundai Development Co.-Enginee	1,128	46,297
Hyundai Engineering & Construction Co. Ltd.	1,056	42,511
Hyundai Glovis Co. Ltd.	408	55,998
KCC Corp.	192	73,265
Korea Aerospace Industries Ltd.	840	41,857
LG Corp.	1,271	85,889
S-1 Corp.	744	63,090
SK Holdings Co. Ltd.	360	87,490
		556,035
Information Technology (1.0%):
Kakao Corp.	672	59,628
NAVER Corp.	72	52,746
NCSoft Corp.	168	55,736
Samsung Electronics Co. Ltd.	24	49,871
Samsung SDS Co. Ltd.	432	69,677
SK Hynix, Inc.	1,128	66,463
		354,121
Materials (1.1%):
Hanwha Chemical Corp.	1,991	52,564
Hyosung Corp.	480	70,286
Hyundai Steel Co.	912	49,590
Korea Zinc Co. Ltd.	144	57,404
LG Chem Ltd.	192	48,843
Lotte Chemical Corp.	144	43,305
POSCO	192	48,172
		370,164
Telecommunication Services (0.5%):
LG Uplus Corp.	4,654	63,469
SK Telecom Co. Ltd.	456	106,037
		169,506
Utilities (0.2%):
Korea Electric Power Corp.	1,751	62,454
		3,451,901
Malaysia (8.5%):
Consumer Discretionary (0.6%):
Astro Malaysia Holdings BHD	103,100	60,801
Genting BHD	33,600	73,699
Genting Malaysia BHD	48,000	61,537
		196,037

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Consumer Staples (0.7%):
British American Tobacco Malaysia BHD	4,800	$48,581
Kuala Lumpur Kepong BHD	31,200	180,941
		229,522
Energy (0.5%):
Petronas Dagangan BHD	31,200	175,268
Financials (2.2%):
CIMB Group Holdings BHD	67,200	103,069
Hong Leong Bank BHD	48,000	175,213
Malayan Banking BHD	50,400	113,133
Public Bank BHD	55,200	261,454
RHB Capital Berhad	59,997	70,764
		723,633
Industrials (1.8%):
Gamuda BHD	112,700	144,484
HAP Seng Consolidated BHD	48,000	103,270
IJM Corp. BHD	103,100	83,151
MISC Berhad	62,400	108,507
Sime Darby BHD	38,400	85,033
Westports Holdings BHD	112,700	95,622
		620,067
Materials (0.4%):
Petronas Chemicals Group BHD	76,800	127,102
Telecommunication Services (1.1%):
DiGi.Com BHD	112,700	131,349
Maxis BHD	60,000	77,620
Telekom Malaysia BHD	95,900	148,653
		357,622
Utilities (1.2%):
Petronas Gas BHD	28,800	124,461
Tenaga Nasional BHD	60,000	197,758
YTL Corp. BHD	232,700	79,192
		401,411
		2,830,662
Mexico (3.7%):
Consumer Discretionary (0.2%):
Tenedora Nemak SA de CV (a)	56,280	54,121
Consumer Staples (1.5%):
Arca Continental SAB de CV	11,328	85,231
Coca-Cola Femsa SAB de CV	10,607	89,960
Gruma SAB de CV, Class B	5,243	68,413
Grupo Bimbo Sab	24,676	62,200
Grupo Lala SAB de CV	33,737	61,855
Kimberly-Clark de Mexico SAB de CV, Series A	27,874	59,001
Wal-Mart de Mexico SAB de CV	35,885	83,216
		509,876

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Financials (0.6%):
Grupo Financiero Banorte SAB de CV	10,101	$64,098
Grupo Financiero Inbursa SAB de CV	33,568	57,291
Grupo Financiero Santander Mexico, Class B	35,135	68,000
		189,389
Industrials (0.8%):
Grupo Aeroportuario del Pacifico SAB de CV	7,263	81,851
Grupo Aeroportuario del Sureste SAB de CV	4,041	85,253
Grupo Carso SAB de CV	10,606	44,818
Promotora y Operadora de Infraestructura SAB de CV	5,989	71,554
		283,476
Materials (0.3%):
Grupo Mexico SAB de CV, Series B	15,464	43,453
Industrias CH Sab de CV (b)	7,332	36,365
Industrias Penoles Sab de CV	1,395	31,557
		111,375
Utilities (0.3%):
Infraestructura Energetica, Class N	17,112	91,218
		1,239,455
Philippines (3.4%):
Consumer Discretionary (0.2%):
Jollibee Foods Corp.	13,190	53,335
Consumer Staples (0.1%):
Universal Robina Corp.	15,820	51,082
Energy (0.2%):
Semirara Mining and Power Corp.	17,740	56,437
Financials (1.1%):
Ayala Corp.	3,840	64,698
Bank of the Philippine Islands	40,030	82,520
BDO Unibank, Inc.	27,570	67,764
GT Capital Holdings, Inc.	2,275	54,564
Metro Pacific Investments Co.	369,200	46,763
Metropolitan Bank & Trust Co.	33,080	57,373
		373,682
Industrials (0.9%):
Aboitiz Equity Ventures, Inc.	41,470	62,595
DMCI Holdings, Inc.	213,400	59,642
JG Summit Holdings, Inc. (b)	33,080	53,112
LT Group, Inc.	158,200	46,096
SM Investments Corp.	4,797	76,353
		297,798
Real Estate (0.3%):
Ayala Land, Inc.	71,900	56,650
SM Prime Holdings, Inc.	86,300	56,450
		113,100

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Telecommunication Services (0.2%):
Globe Telecom, Inc.	1,320	$53,585
Utilities (0.4%):
Aboitiz Power Corp.	91,100	70,244
Manila Electric Co.	14,860	76,818
		147,062
		1,146,081
Poland (1.3%):
Consumer Discretionary (0.2%):
Cyfrowy Polsat SA (b)	9,981	66,472
Energy (0.2%):
Polski Koncern Naftowy Orlen SA	2,178	65,793
Financials (0.9%):
Bank Pekao SA	1,723	58,049
Bank Zachodni WBK SA	574	53,041
mBank SA (b)	431	53,766
Powszechna Kasa Oszczednosci Bank Polski SA	6,127	56,998
Powszechny Zaklad Ubezpieczen na Zycie SA	6,247	75,197
		297,051
		429,316
Qatar (1.7%):
Energy (0.2%):
Qatar Gas Transport Co. Ltd.	12,472	58,373
Financials (0.7%):
Masraf Al Rayan QSC	5,996	65,052
Qatar Insurance Co. SAQ	2,950	54,612
Qatar Islamic Bank SAQ	2,542	64,583
Qatar National Bank SAQ	1,703	59,405
		243,652
Industrials (0.1%):
Industries Qatar QSC	1,727	45,300
Real Estate (0.3%):
Barwa Real Estate Co.	6,524	57,879
Ezdan Holding Group QSC	15,063	52,088
		109,967
Telecommunication Services (0.2%):
Ooredoo QSC	2,494	62,953
Utilities (0.2%):
Qatar Electricity & Water Co. QSC	1,127	58,783
		579,028
Russian Federation (2.2%):
Consumer Staples (0.1%):
Magnit PJSC	312	48,689

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Energy (0.2%):
Tatneft PAO	8,410	$53,698
Financials (0.1%):
Moscow Exchange MICEX	27,620	48,986
Materials (0.6%):
Magnitogorsk Iron & Steel Works OJSC	79,300	44,958
MMC Norilsk Nickel PJSC	456	62,541
Novolipetsk Steel OJSC	26,180	51,470
Severstal Pjsc	3,840	50,656
		209,625
Telecommunication Services (0.7%):
Megafon PJSC	6,250	57,161
Mobile TeleSystems PJSC	15,610	62,228
Rostelecom PJSC	85,510	103,746
		223,135
Utilities (0.5%):
Federal Grid Co. Unified Energy System PJSC	12,010,000	34,994
Inter RAO UES PJSC	745,000	48,544
Rosseti PJSC (b)	2,282,000	30,918
RusHydro PJSC	2,906,000	39,333
		153,789
		737,922
South Africa (5.2%):
Consumer Discretionary (0.7%):
Mr. Price Group Ltd.	2,957	35,291
Naspers Ltd.	337	65,615
The Foschini Group Ltd.	3,438	36,108
Truworths International Ltd.	6,395	34,981
Woolworths Holdings Ltd.	9,713	45,812
		217,807
Consumer Staples (0.8%):
Bid Corp. Ltd.	2,044	46,791
Pioneer Foods Group Ltd.	4,808	49,823
Shoprite Holdings Ltd.	3,270	49,879
The SPAR Group Ltd.	4,568	53,857
Tiger Brands Ltd.	2,164	60,908
		261,258
Financials (2.0%):
Barclays Africa Group Ltd.	4,664	51,293
Capitec Bank Holdings Ltd.	1,178	74,802
Discovery Ltd.	6,395	62,585
FirstRand Ltd.	13,945	50,302
Investec Ltd.	7,718	56,980
Nedbank Group Ltd.	2,813	44,933
Psg Group Ltd.	3,053	56,056
Rand Merchant Investment Holdings Ltd.	20,196	60,243

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Remgro Ltd.	3,775	$61,648
RMB Holdings Ltd.	11,781	52,951
Sanlam Ltd.	10,555	52,326
Standard Bank Group Ltd.	4,544	50,074
		674,193
Health Care (0.5%):
Aspen Pharmacare Holdings Ltd.	3,029	66,530
Life Healthcare Group Holdings Ltd.	29,981	58,833
Netcare Ltd.	28,803	56,698
		182,061
Materials (0.7%):
Kumba Iron Ore Ltd. (b)	1,947	25,503
Mondi Ltd.	3,077	79,828
Sappi Ltd.	8,896	59,272
Sasol Ltd.	2,164	60,676
		225,279
Telecommunication Services (0.5%):
Telkom SA SOC Ltd.	9,641	45,398
Vodacom Group Ltd.	8,968	112,705
		158,103
		1,718,701
Taiwan (12.7%):
Consumer Discretionary (0.9%):
Cheng Shin Rubber Industry Co. Ltd.	48,000	102,104
Feng TAY Enterprise Co. Ltd.	24,000	106,129
Pou Chen Corp.	72,000	99,658
		307,891
Consumer Staples (0.3%):
Standard Foods Corp.	100	269
Uni-President Enterprises Corp.	48,000	96,265
		96,534
Energy (0.3%):
Formosa Petrochemical Corp.	24,000	82,851
Financials (4.7%):
Cathay Financial Holding Co. Ltd.	48,000	79,064
Chang Hwa Commercial Bank Ltd.	215,600	123,692
China Development Financial Holding Corp.	480,000	139,348
CTBC Financial Holding Co. Ltd.	143,800	94,319
E.Sun Financial Holding Co. Ltd.	202,541	124,524
First Financial Holding Co. Ltd.	215,445	144,145
Fubon Financial Holding Co. Ltd.	48,000	76,460
Hua Nan Financial Holdings Co. Ltd.	239,960	139,245
Mega Financial Holding Co. Ltd.	96,000	79,853
Taishin Financial Holding Co. Ltd.	312,000	142,070
Taiwan Cooperative Financial Holding Co. Ltd.	311,370	165,328

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
The Shanghai Commercial & Savings Bank Ltd. (b)	166,744	$171,919
Yuanta Financial Holding Co. Ltd.	216,000	95,160
		1,575,127
Industrials (0.4%):
Far Eastern New Century Corp.	96,000	78,117
Taiwan High Speed Rail Corp.	72,000	60,244
		138,361
Information Technology (4.0%):
Advanced Semiconductor Engineering, Inc.	72,000	92,438
Compal Electronics, Inc.	168,000	113,230
Foxconn Technology Co. Ltd.	24,100	72,737
Hon Hai Precision Industry Co. Ltd.	24,000	92,320
Inventec Corp.	72,000	58,706
Lite-On Technology Corp.	149	245
Nanya Technology Corp.	72,000	129,721
Pegatron Corp.	48,000	150,395
Quanta Computer, Inc.	48,000	113,624
Siliconware Precision Industries Co. Ltd.	96,000	155,129
Taiwan Semiconductor Manufacturing Co. Ltd.	24,000	164,519
United Microelectronics Corp.	216,000	104,747
Vanguard International	48,000	94,687
		1,342,498
Materials (1.2%):
Asia Cement Corp.	72,000	61,783
Formosa Chemicals & Fibre	24,000	75,355
Formosa Plastics Corp.	24,000	73,146
Nan Ya Plastics Corp.	48,000	119,148
Taiwan Cement Corp.	48,000	55,550
		384,982
Telecommunication Services (0.9%):
Chunghwa Telecom Co. Ltd.	24,000	85,218
Far EasTone Telecommunications Co. Ltd.	48,000	122,304
Taiwan Mobile Co. Ltd.	24,000	90,347
		297,869
		4,226,113
Thailand (6.3%):
Consumer Discretionary (0.4%):
Home Product Center Public Co. Ltd.	175,000	49,470
Minor International Public Co. Ltd.	59,900	70,995
		120,465
Consumer Staples (0.6%):
Charoen Pokphand Foods Public Co. Ltd.	59,900	43,743
CP ALL Public Co. Ltd.	38,400	70,954
Thai Union Group Public Co. Ltd.	134,300	83,443
		198,140

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Energy (0.8%):
Energy Absolute Public Co. Ltd.	55,200	$56,078
IRPC Public Co. Ltd.	525,100	82,723
PTT PCL	4,800	52,297
Thai Oil PCL	26,400	61,413
		252,511
Financials (0.9%):
Bangkok Bank Public Co. Ltd.	14,400	78,445
Kasikornbank Public Co. Ltd.	12,000	70,141
Krung Thai Bank Public Co. ltd.	127,100	70,362
The Siam Commercial Bank Public Co. Ltd.	14,400	65,937
		284,885
Health Care (0.4%):
Bangkok Dusit Medical Services Public Co. Ltd.	139,100	78,643
Bumrungrad Hospital Public Co. Ltd.	12,000	60,601
		139,244
Industrials (0.8%):
Airports of Thailand PCL	59,900	83,341
Bangkok Expressway & Metro PCL	237,400	52,080
Berli Jucker PCL	31,200	43,869
BTS Group Holdings Public Co. Ltd.	342,900	85,826
		265,116
Information Technology (0.1%):
Delta Electronics Thailand Public Co. Ltd.	19,200	49,046
Materials (0.6%):
Indorama Ventures Public Co. Ltd.	38,400	42,968
PTT Global Chemical Public Co. Ltd.	31,200	62,933
The Siam Cement Public Co. Ltd.	7,200	106,855
		212,756
Real Estate (0.4%):
Central Pattana Public Co. Ltd.	38,400	78,304
Land & Houses Public Co. Ltd.	215,800	63,545
		141,849
Telecommunication Services (0.6%):
Advanced Info Service Public Co. Ltd.	14,400	75,265
Intouch Holdings Public Co. Ltd.	52,800	88,622
Total Access Communication Public Co. Ltd.	31,200	48,233
True Corp. PCL (b)	91	17
		212,137
Utilities (0.7%):
Electricity Generating Public Co. Ltd.	19,200	120,989
Glow Energy Public Co. Ltd.	43,200	100,177
		221,166
		2,097,315

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Turkey (3.4%):
Consumer Discretionary (0.6%):
Arcelik AS	10,218	$75,697
Ford Otomotiv Sanayi AS	5,948	72,640
Tofas Turk Otomobil Fabrikasi AS	7,435	61,083
		209,420
Consumer Staples (0.3%):
BIM Birlesik Magazalar AS	4,293	79,631
Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	2,638	75,892
Financials (1.3%):
Akbank TAS	22,162	61,742
Haci Omer Sabanci Holding AS	21,755	67,596
Turkiye Garanti Bankasi AS	22,090	61,478
Turkiye Halk Bankasi AS	14,391	53,797
Turkiye Is Bankasi	31,852	67,458
Turkiye Vakiflar Bankasi T.A.O.	32,476	59,732
Yapi ve Kredi Bankasi AS (b)	45,956	58,658
		430,461
Industrials (0.6%):
Aselsan Elektronik Sanayi ve Ticaret AS	12,544	77,952
Enka Insaat ve Sanayi AS	40,501	61,827
KOC Holding AS	14,175	65,199
		204,978
Materials (0.2%):
Eregli Demir ve Celik Fabrikalari TAS	28,566	57,251
Telecommunication Services (0.2%):
Turkcell Iletisim Hizmetleri AS	22,162	72,956
		1,130,589
United Arab Emirates (1.7%):
Financials (0.6%):
Abu Dhabi Commercial Bank PJSC	26,935	51,414
Dubai Islamic Bank PJSC	50,128	77,805
National Bank of Abu Dhabi PJSC	20,219	57,810
		187,029
Industrials (0.1%):
DP World Ltd.	2,135	44,664
Real Estate (0.8%):
Aldar Properties PJSC	94,117	58,945
DAMAC Properties Dubai Co. PJSC	83,396	71,760
Emaar Malls Group PJSC	88,025	60,402
Emaar Properties PJSC	28,638	60,670
		251,777

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Telecommunication Services (0.2%):
Emirates Telecom Group Co.	14,967	$70,507
		553,977
Total Common Stocks (Cost $30,654,112)		33,116,408
Collateral for Securities Loaned (0.9%)
United States (0.9%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (f)	270,777	270,777
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (f)	50,796	50,796
Total Collateral for Securities Loaned (Cost $321,573)		321,573
Total Investments (Cost $30,975,685) — 100.1%		33,437,981
Liabilities in excess of other assets — (0.1)%		(45,367)
NET ASSETS — 100.00%		$33,392,614

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, the fair value of these securities was $497,373 and amounted to 1.5% of net assets.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of the Fund's net assets as of June 30, 2017.

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, illiquid securities were 0.3% of the Fund's net assets.

(f)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
Mini MSCI Emerging Markets Index Futures	4	9/15/17	$201,660	$(736)

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2017
Security Description	Shares	Value
Common Stocks (99.5%)
Consumer Discretionary (16.2%):
Best Buy Co., Inc.	14,798	$848,369
Cinemark Holdings, Inc.	28,842	1,120,512
Coach, Inc.	25,608	1,212,283
Darden Restaurants, Inc.	16,055	1,452,014
General Motors Co.	23,956	836,783
Genuine Parts Co.	13,710	1,271,740
Kohl's Corp.	12,910	499,230
L Brands, Inc.	14,039	756,562
Las Vegas Sands Corp.	14,333	915,735
Leggett & Platt, Inc.	26,260	1,379,438
Macy's, Inc.	19,024	442,118
McDonald's Corp.	13,582	2,080,220
Polaris Industries, Inc.	8,260	761,820
Target Corp.	16,445	859,909
The Gap, Inc.	22,790	501,152
The Interpublic Group of Co., Inc.	45,209	1,112,141
VF Corp.	18,878	1,087,373
Viacom, Inc., Class B	18,765	629,941
Yum! Brands, Inc.	22,183	1,636,218
		19,403,558
Consumer Staples (12.3%):
Altria Group, Inc.	21,777	1,621,734
Archer-Daniels-Midland Co.	22,588	934,691
General Mills, Inc.	21,439	1,187,721
Kimberly-Clark Corp.	11,551	1,491,350
PepsiCo, Inc.	17,246	1,991,741
Philip Morris International, Inc.	12,452	1,462,487
Pilgrim's Pride Corp. (a)	35,888	786,665
The Coca-Cola Co.	42,337	1,898,814
The Procter & Gamble Co.	18,378	1,601,642
Wal-Mart Stores, Inc.	23,188	1,754,868
		14,731,713
Electric Utilities (13.8%):
Alliant Energy Corp.	32,449	1,303,476
Avangrid, Inc.	29,220	1,290,063
Eversource Energy	24,198	1,469,061
Exelon Corp.	30,085	1,085,166
Great Plains Energy, Inc.	50,546	1,479,987
NextEra Energy, Inc.	10,177	1,426,103
OGE Energy Corp.	35,775	1,244,612
PG&E Corp.	21,701	1,440,295
Pinnacle West Capital Corp.	17,568	1,496,090
PPL Corp.	37,875	1,464,248
The Southern Co.	31,029	1,485,668
Xcel Energy, Inc.	31,625	1,450,955
		16,635,724

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Energy (4.4%):
Exxon Mobil Corp.	18,083	$1,459,840
Marathon Petroleum Corp.	13,926	728,748
ONEOK, Inc.	15,866	827,571
Phillips 66	16,583	1,371,248
Valero Energy Corp.	13,494	910,305
		5,297,712
Financials (13.3%):
Arthur J. Gallagher & Co.	27,583	1,579,127
Cincinnati Financial Corp.	19,380	1,404,081
CME Group, Inc.	11,036	1,382,149
CNA Financial Corp.	26,483	1,291,046
Invesco Ltd.	23,516	827,528
New York Community Bancorp, Inc.	75,938	997,066
Old Republic International Corp.	60,174	1,175,198
PacWest Bancorp	15,297	714,370
People's United Financial, Inc.	58,763	1,037,754
Principal Financial Group, Inc.	15,652	1,002,824
Prudential Financial, Inc.	8,870	959,202
T. Rowe Price Group, Inc.	15,226	1,129,921
TFS Financial Corp.	94,654	1,464,297
Wells Fargo & Co.	18,536	1,027,080
		15,991,643
Health Care (6.1%):
AbbVie, Inc.	17,041	1,235,643
Bristol-Myers Squibb Co.	11,560	644,123
Gilead Sciences, Inc.	13,481	954,185
Johnson & Johnson	15,967	2,112,275
Merck & Co., Inc.	16,479	1,056,139
Pfizer, Inc.	39,993	1,343,365
		7,345,730
Industrials (7.4%):
Cummins, Inc.	6,377	1,034,477
Eaton Corp. PLC	14,210	1,105,964
Emerson Electric Co.	17,945	1,069,881
KAR Auction Services, Inc.	29,239	1,227,161
Lockheed Martin Corp.	5,168	1,434,689
Macquarie Infrastructure Corp.	16,143	1,265,611
Nielsen Holdings PLC	19,225	743,239
TransDigm Group, Inc.	3,827	1,028,965
		8,909,987
Information Technology (8.7%):
CA, Inc.	38,536	1,328,336
Cisco Systems, Inc.	44,449	1,391,254
HP, Inc.	49,477	864,858
Intel Corp.	34,612	1,167,808
International Business Machines Corp.	8,260	1,270,636
Leidos Holdings, Inc.	10,731	554,685

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Maxim Integrated Products, Inc.	23,785	$1,067,947
Paychex, Inc.	23,118	1,316,339
QUALCOMM, Inc.	13,748	759,165
Xerox Corp.	25,863	743,044
		10,464,072
Materials (2.9%):
International Paper Co.	21,056	1,191,980
LyondellBasell Industries NV, Class A	10,537	889,217
Sonoco Products Co.	28,209	1,450,507
		3,531,704
Multi-Utilities (11.4%):
Ameren Corp.	25,114	1,372,982
CMS Energy Corp.	31,756	1,468,715
Consolidated Edison, Inc.	17,623	1,424,291
Dominion Resources, Inc.	17,500	1,341,025
DTE Energy Co.	14,335	1,516,500
NiSource, Inc.	54,399	1,379,559
SCANA Corp.	18,035	1,208,525
Sempra Energy	11,375	1,282,531
Vectren Corp.	22,980	1,342,951
WEC Energy Group, Inc.	22,454	1,378,227
		13,715,306
Telecommunication Services (3.0%):
AT&T, Inc.	36,132	1,363,260
CenturyLink, Inc.	35,316	843,346
Verizon Communications, Inc.	30,347	1,355,297
		3,561,903
Total Common Stocks (Cost $115,275,749)		119,589,052
Total Investments (Cost $115,275,749) — 99.5%		119,589,052
Other assets in excess of liabilities — 0.5%		592,318
NET ASSETS — 100.00%		$120,181,370

(a)  Non-income producing security.

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	4	9/15/17	$484,180	$(1,286)

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2017
Security Description	Shares	Value
Common Stocks (99.6%)
Consumer Discretionary (18.6%):
American Eagle Outfitters, Inc.	17,820	$214,731
Bob Evans Farms, Inc.	4,550	326,826
Brinker International, Inc.	7,747	295,161
Capella Education Co.	3,432	293,779
Chico's FAS, Inc.	16,666	156,994
Dineequity, Inc.	6,697	295,003
DSW, Inc., Class A	11,773	208,382
Ethan Allen Interiors, Inc.	8,783	283,691
GameStop Corp., Class A	9,360	202,270
HSN, Inc.	6,265	199,854
ILG, Inc.	23,151	636,420
MDC Holdings, Inc.	11,397	402,656
Movado Group, Inc.	10,129	255,757
New Media Investment Group, Inc.	18,789	253,276
Planet Fitness, Inc., Class A	11,232	262,155
Sonic Corp.	9,733	257,827
Sturm Ruger & Co.	4,805	298,631
Superior Industries International, Inc.	10,051	206,548
The Buckle, Inc.	12,680	225,704
The Cato Corp., Class A	9,602	168,899
Wingstop, Inc.	10,307	318,486
World Wrestling Entertainment, Inc.	14,774	300,946
		6,063,996
Consumer Staples (9.6%):
B&G Foods, Inc.	7,267	258,705
Dean Foods Co.	16,119	274,023
John B. Sanfilippo & Son, Inc.	3,367	212,491
Medifast, Inc.	11,023	457,124
National Beverage Corp.	4,118	385,280
Nu Skin Enterprises, Inc., Class A	4,843	304,334
Sanderson Farms, Inc.	3,648	421,892
Vector Group Ltd.	24,906	530,996
Weis Markets, Inc.	5,135	250,177
		3,095,022
Financials (23.9%):
AMERISAFE, Inc.	5,672	323,020
Artisan Partners Asset Management, Class A	11,522	353,725
Capitol Federal Financial, Inc.	37,662	535,177
Cohen & Steers, Inc.	10,104	409,615
Columbia Banking System, Inc.	8,847	352,553
FBL Financial Group, Inc., Class A	4,861	298,952
Federated Investors, Inc., Class B	12,092	341,599
Glacier Bancorp, Inc.	9,860	360,975
Greenhill & Co., Inc.	8,599	172,840
Janus Henderson Group PLC (a)	11,098	367,455
Moelis & Co., Class A	7,289	283,178

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Old National Bancorp	21,549	$371,720
Onebeacon Insurance Group Ltd.	24,355	443,992
Park National Corp.	3,285	340,720
Provident Financial Services, Inc.	16,687	423,516
RLI Corp.	6,163	336,623
Safety Insurance Group, Inc.	8,183	558,899
Southside Bancshares, Inc.	9,662	337,590
Trustmark Corp.	11,962	384,697
Virtu Financial, Inc.	17,946	316,747
Waddell & Reed Financial, Inc., Class A	12,326	232,715
WisdomTree Investments, Inc.	19,034	193,576
		7,739,884
Health Care (3.9%):
Meridian Bioscience, Inc.	17,774	279,941
National Healthcare Corp.	7,140	500,800
Owens & Minor, Inc.	14,259	458,997
		1,239,738
Industrials (14.8%):
Aircastle Ltd.	11,614	252,605
American Railcar Industries, Inc.	6,845	262,164
Brady Corp., Class A	9,878	334,864
Douglas Dynamics, Inc.	7,305	240,335
GATX Corp.	5,094	327,391
H&E Equipment Services, Inc.	6,470	132,053
Herman Miller, Inc.	9,337	283,845
Hillenbrand, Inc.	9,912	357,822
HNI Corp.	3,967	158,164
Insteel Industries, Inc.	6,266	206,590
Knoll, Inc.	11,677	234,124
Matson, Inc.	6,909	207,546
McGrath RentCorp	10,424	360,983
Mobile Mini, Inc.	7,268	216,950
National Presto Industries, Inc.	4,250	469,625
Steelcase, Inc., Class A	16,240	227,360
The Greenbrier Cos., Inc.	4,779	221,029
West Corp.	12,952	302,041
		4,795,491
Information Technology (6.7%):
AVX Corp.	29,641	484,334
Forrester Research, Inc.	8,877	347,535
ManTech International Corp., Class A	8,742	361,744
Monotype Imaging Holdings, Inc.	11,319	207,138
MTS Systems Corp.	7,833	405,749
NIC, Inc.	18,421	349,078
		2,155,578
Materials (7.1%):
Compass Minerals International, Inc.	6,138	400,811
Domtar Corp.	8,331	320,077

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Futurefuel Corp.	17,301	$261,073
Innophos Holdings, Inc.	5,647	247,564
Kaiser Aluminum Corp.	3,707	328,144
Rayonier Advanced Materials, Inc.	12,335	193,906
Schweitzer-Mauduit International, Inc.	8,366	311,466
Tredegar Corp.	12,404	189,161
		2,252,202
Real Estate (2.0%):
HFF, Inc., Class A	9,646	335,391
The Rmr Group, Inc.	6,347	308,782
		644,173
Telecommunication Services (1.0%):
Cogent Communications Holdings, Inc.	7,727	309,853
Utilities (12.0%):
8point3 Energy Partners, LP	25,879	391,549
American States Water Co.	9,069	429,961
Avista Corp.	12,084	513,087
Connecticut WTR Service, Inc.	6,564	364,368
Middlesex Water Co.	8,315	329,274
NorthWestern Corp.	8,676	529,410
Otter Tail Corp.	10,459	414,176
PNM Resources, Inc.	12,088	462,366
Unitil Corp.	9,508	459,331
		3,893,522
Total Common Stocks (Cost $31,483,918)		32,189,459
Total Investments (Cost $31,483,918) — 99.6%		32,189,459
Other assets in excess of liabilities — 0.4%		135,536
NET ASSETS — 100.00%		$32,324,995

(a)  Non-income producing security.

LP — Limited Partnership

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	2	9/15/17	$141,430	$422

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2017
Security Description	Shares	Value
Common Stocks (99.2%)
Australia (14.1%):
Consumer Discretionary (0.7%):
Crown Resorts Ltd.	24,777	$233,794
Energy (0.9%):
Woodside Petroleum Ltd.	12,795	293,671
Financials (8.8%):
Asx Ltd.	10,451	430,516
Australia & New Zealand Banking Group Ltd.	16,329	360,354
Commonwealth Bank of Australia	6,728	428,109
Insurance Australia Group Ltd.	76,428	398,170
Macquarie Group Ltd.	4,309	293,026
QBE Insurance Group Ltd.	22,566	204,781
Suncorp Group Ltd.	36,135	411,493
Westpac Banking Corp.	14,458	338,951
		2,865,400
Industrials (1.6%):
Aurizon Holdings Ltd.	81,229	334,550
Cimic Group Ltd.	5,481	163,578
		498,128
Telecommunication Services (1.1%):
Telstra Corp. Ltd.	107,329	354,627
Utilities (1.0%):
AGL Energy Ltd.	17,085	334,766
		4,580,386
Belgium (1.4%):
Telecommunication Services (1.4%):
Proximus SADP	13,519	472,885
Canada (13.4%):
Consumer Discretionary (1.8%):
Shaw Communications, Inc., Class B	26,233	572,367
Energy (2.3%):
Inter Pipeline Ltd.	18,422	360,882
Pembina Pipeline Corp.	11,921	394,884
		755,766
Financials (1.4%):
IGM Financial, Inc. (a)	14,331	444,542
Materials (0.6%):
Potash Corp. of Saskatchewan, Inc.	12,408	202,398
Telecommunication Services (4.1%):
BCE, Inc.	15,085	679,442
TELUS Corp.	18,757	647,656
		1,327,098

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Utilities (3.2%):
Canadian Utilities Ltd., Class A	15,830	$508,743
Hydro One Ltd. (b)	30,077	538,862
		1,047,605
		4,349,776
Denmark (1.1%):
Industrials (1.1%):
ISS A/S	9,038	355,033
Finland (1.0%):
Financials (1.0%):
Sampo Oyj, Class A	6,515	333,837
France (6.4%):
Consumer Discretionary (1.0%):
Vivendi Universal SA	15,233	339,048
Energy (1.0%):
Total SA	6,270	309,934
Financials (1.4%):
Credit Agricole SA	15,666	251,988
Natixis SA	29,731	199,540
		451,528
Utilities (3.0%):
Electricite de France SA	22,783	246,704
Suez Environnement Co.	20,241	374,812
Veolia Environnement SA	16,475	348,066
		969,582
		2,070,092
Germany (3.6%):
Consumer Discretionary (2.6%):
Bayerische Motoren Werke AG	3,013	279,671
Daimler AG, Registered Shares	3,898	282,091
ProSiebenSat.1 Media SE	6,759	282,815
		844,577
Materials (1.0%):
Evonik Industries AG	10,525	336,366
		1,180,943
Hong Kong (11.5%):
Consumer Discretionary (0.7%):
Chow Tai Fook Jewellery Group Ltd.	226,800	240,244
Financials (2.8%):
BOC Hong Kong Holdings Ltd.	75,500	361,195
Hang Seng Bank	26,500	554,290
		915,485

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Industrials (2.4%):
MTR Corp. Ltd.	85,000	$478,500
Nws Holdings Ltd.	151,000	297,080
		775,580
Real Estate (3.6%):
Hang Lung Properties Ltd.	113,000	282,239
New World Development Co. Ltd.	208,000	264,023
Sino Land Co. Ltd.	152,000	249,206
Swire Pacific Ltd., Class A	38,000	371,132
		1,166,600
Utilities (2.0%):
China Resources Power Holdings Co. Ltd.	152,000	298,268
Power Assets Holdings Ltd.	38,000	335,601
		633,869
		3,731,778
Italy (5.0%):
Energy (0.9%):
Snam SpA	66,768	290,966
Financials (1.1%):
Assicurazioni Generali SpA	10,770	177,233
Intesa Sanpaolo SpA	53,945	171,015
		348,248
Industrials (1.0%):
Atlantia SpA	11,768	331,137
Utilities (2.0%):
Enel SpA	61,967	332,176
Terna Rete Elettrica Nazionale SpA	62,682	338,299
		670,475
		1,640,826
Japan (2.7%):
Consumer Discretionary (0.8%):
Nissan Motor Co. Ltd.	26,500	263,445
Information Technology (1.9%):
Canon, Inc. (a)	7,600	257,884
Oracle Corp. Japan	5,700	369,491
		627,375
		890,820
Netherlands (2.5%):
Consumer Staples (0.9%):
Koninklijke Ahold Delhaize NV	15,044	287,596
Financials (0.8%):
NN Group NV	7,513	267,004

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Telecommunication Services (0.8%):
Koninklijke KPN NV	85,616	$273,863
		828,463
Norway (2.1%):
Consumer Staples (0.9%):
Marine Harvest ASA	17,541	300,347
Financials (1.2%):
Gjensidige Forsikring ASA	21,784	371,955
		672,302
Portugal (0.9%):
Utilities (0.9%):
EDP — Energias de Portugal SA	87,216	285,156
Singapore (4.8%):
Industrials (3.5%):
Keppel Corp. Ltd.	62,300	284,704
Singapore Airlines Ltd.	68,000	499,971
Singapore Technologies Engineering Ltd.	136,000	363,615
		1,148,290
Telecommunication Services (1.3%):
Singapore Telecommunications Ltd.	141,600	400,192
		1,548,482
Spain (8.9%):
Energy (0.8%):
Repsol SA	15,986	244,630
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA	26,758	222,000
Industrials (3.3%):
Abertis Infraestructuras SA	25,193	466,654
ACS, Actividades de Construccion y Servicios SA	7,758	299,676
Ferrovial SA	14,449	320,691
		1,087,021
Telecommunication Services (0.6%):
Telefonica SA	19,356	199,780
Utilities (3.5%):
Endesa SA (a)	15,873	365,620
Gas Natural SDG SA	15,402	360,399
Red Electrica Corp. SA	19,676	411,087
		1,137,106
		2,890,537
Sweden (1.8%):
Consumer Discretionary (0.8%):
Hennes & Mauritz AB	10,178	253,688

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Financials (1.0%):
Nordea Bank AB	25,539	$325,106
		578,794
Switzerland (5.4%):
Consumer Discretionary (0.7%):
Garmin Ltd.	4,517	230,503
Financials (3.0%):
Swiss Re AG	4,231	386,863
UBS Group AG, Registered Shares	12,748	215,969
Zurich Insurance Group AG	1,246	362,777
		965,609
Telecommunication Services (1.7%):
Swisscom AG	1,171	565,222
		1,761,334
United Kingdom (12.6%):
Consumer Discretionary (2.9%):
InterContinental Hotels Group PLC	6,548	363,839
ITV PLC	61,368	144,963
Next PLC	3,533	177,402
Persimmon PLC	4,629	135,146
Taylor Wimpey PLC	48,841	112,065
		933,415
Consumer Staples (2.7%):
Coca-Cola European Partners PLC	7,912	321,781
Imperial Tobacco Group PLC	7,010	314,794
Sainsbury (J) PLC	78,770	258,180
		894,755
Energy (0.9%):
Royal Dutch Shell PLC, Class A	11,242	297,911
Financials (1.1%):
Legal & General Group PLC	51,486	173,178
Standard Life PLC	38,487	200,020
		373,198
Materials (0.7%):
Rio Tinto PLC	5,139	216,955
Telecommunication Services (0.5%):
BT Group PLC	42,077	161,501
Utilities (3.8%):
Centrica PLC	104,900	273,475
National Grid PLC	26,845	332,727

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
SSE PLC	16,041	$303,512
United Utilities Group PLC	28,757	324,856
		1,234,570
		4,112,305
Total Common Stocks (Cost $30,799,044)		32,283,749
Rights (0.0%) (c)
Spain (0.0%): (c)
Energy (0.0%): (c)
Repsol SA Expires 07/03/17, Bonus Rights (d)	15,986	7,302
Industrials (0.0%): (c)
ACS, Actividades de Construccion y Servicios SA Expires 07/12/17, Bonus Rights (d)	7,758	6,202
		13,504
Total Rights (Cost $—)		13,504
Collateral for Securities Loaned (3.4%)
United States (3.4%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (e)	928,618	928,618
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (e)	174,201	174,201
Total Collateral for Securities Loaned (Cost $1,102,819)		1,102,819
Total Investments (Cost $31,901,863) — 102.6%		33,400,072
Liabilities in excess of other assets — (2.6)%		(858,669)
NET ASSETS — 100.00%		$32,541,403

(a)  All or a portion of this security is on loan.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, the fair value of these securities was $538,862 and amounted to 1.7% of net assets.

(c)  Amount represents less than 0.05% of net assets.

(d)  Non-income producing security.

(e)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures	1	9/15/17	$94,480	$436
See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments June 30, 2017
Security Description	Shares	Value
Common Stocks (99.9%)
Consumer Discretionary (16.4%):
Comcast Corp., Class A	1,719	$66,903
Genuine Parts Co.	535	49,627
Leggett & Platt, Inc.	405	21,275
Lowe's Co., Inc.	603	46,751
McDonald's Corp.	375	57,435
Nike, Inc., Class B	1,092	64,428
Pool Corp.	534	62,782
Ross Stores, Inc.	312	18,012
Starbucks Corp.	624	36,385
The Home Depot, Inc.	576	88,358
The TJX Co., Inc.	312	22,517
The Walt Disney Co.	738	78,413
VF Corp.	519	29,894
		642,780
Consumer Staples (24.3%):
Altria Group, Inc.	216	16,086
Brown-Forman Corp., Class B	621	30,181
Church & Dwight Co., Inc.	630	32,684
Colgate-Palmolive Co.	813	60,268
Costco Wholesale Corp.	384	61,413
CVS Health Corp.	1,137	91,483
Hormel Foods Corp.	750	25,583
Kimberly-Clark Corp.	387	49,966
Lancaster Colony Corp.	315	38,625
McCormick & Co., Inc.	465	45,342
PepsiCo, Inc.	1,026	118,492
Sysco Corp.	1,317	66,285
The Clorox Co.	381	50,764
The Coca-Cola Co.	996	44,671
The Procter & Gamble Co.	1,002	87,324
Walgreens Boots Alliance, Inc.	348	27,252
Wal-Mart Stores, Inc.	1,257	95,130
		941,549
Financials (13.4%):
Aflac, Inc.	465	36,121
American Financial Group, Inc.	714	70,950
Brown & Brown, Inc.	1,254	54,010
Chubb Ltd.	225	32,711
Cincinnati Financial Corp.	372	26,951
CME Group, Inc.	711	89,046
FactSet Research Systems, Inc.	330	54,839
Marsh & McLennan Co., Inc.	601	46,854
Renaissancere Holdings, Ltd.	114	15,852
T. Rowe Price Group, Inc.	420	31,168
W.R. Berkley Corp.	927	64,121
		522,623

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
Health Care (5.7%):
Becton, Dickinson & Co.	315	$61,459
C.R. Bard, Inc.	108	34,140
Cardinal Health, Inc.	360	28,051
Johnson & Johnson	429	56,752
West Pharmaceutical Services, Inc.	417	39,415
		219,817
Industrials (20.6%):
3M Co.	354	73,699
A.O. Smith Corp.	646	36,389
Carlisle Cos., Inc.	324	30,910
Cintas Corp.	318	40,081
Emerson Electric Co.	1,002	59,739
Equifax, Inc.	741	101,828
Expeditors International of Washington, Inc.	882	49,815
General Dynamics Corp.	126	24,961
Illinois Tool Works, Inc.	327	46,843
Nordson Corp.	102	12,375
Northrop Grumman Corp.	129	33,115
Republic Services, Inc., Class A	816	52,004
Rollins, Inc.	1,638	66,682
Snap-on, Inc.	393	62,093
Stanley Black & Decker, Inc.	135	18,999
Toro Co.	879	60,906
W.W. Grainger, Inc.	174	31,412
		801,851
Information Technology (8.2%):
Automatic Data Processing, Inc.	1,300	133,198
Jack Henry & Associates, Inc.	636	66,061
Mastercard, Inc., Class A	435	52,831
Texas Instruments, Inc.	871	67,006
		319,096
Materials (10.7%):
Air Products & Chemicals, Inc.	342	48,926
AptarGroup, Inc.	822	71,399
Bemis Co., Inc.	1,143	52,864
Ecolab, Inc.	174	23,099
Silgan Holdings, Inc.	4,410	140,151
Sonoco Products Co.	1,005	51,677
The Sherwin-Williams Co.	84	29,481
		417,597
Telecommunication Services (0.6%):
AT&T, Inc.	591	22,298
Total Common Stocks (Cost $3,817,863)		3,887,611
Total Investments (Cost $3,817,863) — 99.9%		3,887,611
Other assets in excess of liabilities — 0.1%		5,062
NET ASSETS — 100.00%		$3,892,673

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments June 30, 2017
Security Description	Shares	Value
Common Stocks (99.9%)
Consumer Discretionary (11.1%):
AutoZone, Inc. (a)	82	$46,778
Best Buy Co., Inc.	186	10,663
Cable One, Inc.	34	24,171
Cracker Barrel Old Country Store, Inc.	72	12,042
Darden Restaurants, Inc.	92	8,320
Dollar General Corp.	154	11,102
H&R Block, Inc.	494	15,270
Kohl's Corp.	426	16,473
McDonald's Corp.	544	83,319
Six Flags Entertainment Corp.	114	6,796
Target Corp.	494	25,832
The Gap, Inc.	520	11,435
Williams-Sonoma, Inc.	48	2,328
		274,529
Consumer Staples (19.0%):
Bunge Ltd.	76	5,670
Campbell Soup Co.	430	22,425
CVS Health Corp.	436	35,081
General Mills, Inc.	544	30,137
Ingredion, Inc.	232	27,657
Kimberly-Clark Corp.	582	75,142
PepsiCo, Inc.	702	81,074
Sysco Corp.	154	7,751
The Kroger Co.	1,768	41,229
The Procter & Gamble Co.	830	72,335
Wal-Mart Stores, Inc.	970	73,409
		471,910
Energy (1.4%):
Valero Energy Corp.	498	33,595
Financials (18.2%):
Agnc Investment Corp.	2,580	54,929
Axis Capital Holdings Ltd.	1,110	71,773
CBOE Holdings, Inc.	880	80,432
Chimera Investment Corp.	826	15,388
Everest Re Group Ltd.	318	80,959
New Residential Investment Corp.	466	7,251
The Allstate Corp.	74	6,545
Validus Holdings Ltd.	1,322	68,704
W.R. Berkley Corp.	994	68,755
		454,736
Health Care (10.7%):
AmerisourceBergen Corp.	218	20,608
HCA Holdings, Inc. (a)	444	38,717
Johnson & Johnson	806	106,626
Pfizer, Inc.	1,436	48,235

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued June 30, 2017
Security Description	Shares	Value
UnitedHealth Group, Inc.	76	$14,092
WellCare Health Plans, Inc. (a)	218	39,143
		267,421
Industrials (14.4%):
3M Co.	20	4,164
BWX Technologies, Inc.	184	8,970
Expeditors International of Washington, Inc.	78	4,405
L3 Technologies, Inc.	156	26,064
Lockheed Martin Corp.	308	85,503
Northrop Grumman Corp.	110	28,238
Raytheon Co.	518	83,647
Spirit Aerosystems Holdings, Inc., Class A	62	3,592
United Parcel Service, Inc., Class B	300	33,177
Waste Management, Inc.	1,062	77,898
		355,658
Information Technology (15.8%):
Apple, Inc.	836	120,401
Cisco Systems, Inc.	852	26,668
Intel Corp.	1,764	59,517
International Business Machines Corp.	312	47,995
Microsoft Corp.	1,554	107,118
QUALCOMM, Inc.	422	23,303
VMware, Inc., Class A (a)	110	9,617
		394,619
Materials (3.1%):
The Sherwin-Williams Co.	218	76,509
Real Estate (0.4%):
Public Storage	48	10,009
Telecommunication Services (3.1%):
AT&T, Inc.	2,012	75,913
Utilities (2.7%):
CenterPoint Energy, Inc.	146	3,997
Southwest Gas Corp.	856	62,539
		66,536
Total Common Stocks (Cost $2,496,910)		2,481,435
Total Investments (Cost $2,496,910) — 99.9%		2,481,435
Other assets in excess of liabilities — 0.1%		1,966
NET ASSETS — 100.00%		$2,483,401

(a)  Non-income producing security.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2017
	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $274,851,069, $53,172,546 and $378,545,095)	$291,929,095	$57,774,461	$414,458,245
Cash and cash equivalents	794,291	170,963	1,129,810
Deposits with brokers for futures contracts	37,452	29,543	47,622
Dividends receivable	265,467	36,676	381,487
Receivable for capital shares issued	2,219,089	2,070,469	—
Variation margin receivable on open futures contracts	348	—	484
Receivable from Adviser	35,603	—	38,075
Prepaid expenses	1,680	653	4,007
Total Assets	295,283,025	60,082,765	416,059,730
LIABILITIES:
Payable to Adviser	—	1,280	—
Variation margin payable on open futures contracts	—	555	—
Payable for securities purchased	2,212,677	2,069,052	—
Accrued expenses and other payables:
Investment advisory fees	69,503	13,487	100,194
Administration fees	8,272	1,616	11,965
Custodian fees	4,220	1,294	10,251
Transfer agent fees	—	59	—
Chief Compliance Officer fees	265	216	380
Trustees' fees	936	140	1,445
Other payables and accrued expenses	65,949	24,264	88,774
Total Liabilities	2,361,822	2,111,963	213,009
NET ASSETS:
Capital	278,014,917	59,687,320	389,997,971
Accumulated undistributed net investment income	235,331	41,905	323,772
Accumulated net realized gains (losses) from investments	(2,401,983)	(6,360,216)	(10,380,232)
Net unrealized appreciation on investments	17,072,938	4,601,793	35,905,210
Net Assets	$292,921,203	$57,970,802	$415,846,721
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	6,650,000	1,400,000	9,450,000
Net asset value:	$44.05	$41.41	$44.00

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2017
	VictoryShares Developed Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $75,312,877, $450,619,235 and $23,863,942)	$82,086,293	(a)	$469,565,570	$25,348,543
Foreign currency, at value (Cost $83,723, $— and $—)	84,673		—	—
Cash and cash equivalents	422,286		1,528,927	77,247
Deposits with brokers for futures contracts	35,392		171,714	19,171
Dividends receivable	179,998		822,096	15,552
Receivable for capital shares issued	—		6,487,479	2,121,275
Variation margin receivable on open futures contracts	450		697	—
Reclaims receivable	83,359		—	—
Receivable from Adviser	12,864		52,297	78
Prepaid expenses	606		4,954	289
Total Assets	82,905,921		478,633,734	27,582,155
LIABILITIES:
Collateral for Securities Loaned	679,045		—	—
Variation margin payable on open futures contracts	—		—	185
Payable for securities purchased	—		6,472,797	2,118,872
Accrued expenses and other payables:
Investment advisory fees	26,805		114,148	5,732
Administration fees	2,386		13,718	691
Custodian fees	15,219		12,072	1,509
Transfer agent fees	42		—	297
Chief Compliance Officer fees	214		453	220
Trustees' fees	328		1,729	105
Other payables and accrued expenses	31,944		91,752	16,264
Total Liabilities	755,983		6,706,669	2,143,875
NET ASSETS:
Capital	81,772,250		461,195,687	24,795,129
Accumulated undistributed net investment income	201,433		739,768	17,671
Accumulated net realized gains (losses) from investments	(6,601,275)		(8,948,849)	(859,887)
Net unrealized appreciation on investments	6,777,530		18,940,459	1,485,367
Net Assets	$82,149,938		$471,927,065	$25,438,280
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	2,550,000		10,900,000	600,000
Net asset value:	$32.22		$43.30	$42.40

(a)  Includes $639,560 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2017
	VictoryShares International Volatility Wtd ETF		VictoryShares Emerging Market Volatility Wtd ETF		VictoryShares US Large Cap High Div Volatility Wtd ETF
ASSETS:
Investments, at value (Cost $11,888,086, $30,975,685 and $115,275,749)	$13,077,211	(a)	$33,437,981	(b)	$119,589,052
Foreign currency, at value (Cost $15,986, $76,377 and $—)	16,081		76,267		—
Cash and cash equivalents	17,635		70,284		383,172
Deposits with brokers for futures contracts	398		25,487		50,268
Dividends receivable	28,876		118,605		211,825
Variation margin receivable on open futures contracts	—		1,200		213
Reclaims receivable	18,143		—		—
Receivable from Adviser	9,690		49,542		16,195
Prepaid expenses	132		379		1,329
Total Assets	13,168,166		33,779,745		120,252,054
LIABILITIES:
Collateral for Securities Loaned	114,229		321,573		—
Payable for securities purchased	—		—		—
Accrued expenses and other payables:
Investment advisory fees	4,304		12,360		29,630
Administration fees	389		1,021		3,554
Custodian fees	13,885		28,468		—
Transfer agent fees	20		12		49
Chief Compliance Officer fees	42		222		124
Trustees' fees	74		115		462
Other payables and accrued expenses	14,382		23,360		36,865
Total Liabilities	147,325		387,131		70,684
NET ASSETS:
Capital	12,167,520		30,857,492		116,945,791
Accumulated undistributed net investment income	31,120		71,408		188,026
Accumulated net realized gains (losses) from investments	(367,730)		2,190		(1,264,464)
Net unrealized appreciation on investments	1,189,931		2,461,524		4,312,017
Net Assets	$13,020,841		$33,392,614		$120,181,370
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	350,000		1,200,000		2,850,000
Net asset value:	$37.20		$27.83		$42.17

(a)  Includes $107,867 of securities on loan.

(b)  Includes $298,981 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2017
	VictoryShares US Small Cap High Div Volatility Wtd ETF	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Dividend Accelerator ETF
ASSETS:
Investments, at value (Cost $31,483,918, $31,901,863 and $3,817,863)	$32,189,459	$33,400,072	(a)	$3,887,611
Foreign currency, at value (Cost $—, $43,293 and $—)	—	43,319		—
Cash and cash equivalents	109,420	—		5,939
Deposits with brokers for futures contracts	6,885	196		100
Dividends receivable	44,744	169,850		4,504
Variation margin receivable on open futures contracts	—	436		—
Reclaims receivable	—	62,095		—
Receivable from Adviser	1,633	8,736		2,567
Prepaid expenses	363	324		38
Total Assets	32,352,504	33,685,028		3,900,759
LIABILITIES:
Collateral for Securities Loaned	—	1,102,819		—
Payable to custodian	—	5,695		—
Variation margin payable on open futures contracts	144	—		—
Accrued expenses and other payables:
Investment advisory fees	7,971	10,752		968
Administration fees	959	969		67
Custodian fees	1,082	5,705		247
Transfer agent fees	4	192		—
Chief Compliance Officer fees	287	40		10
Trustees' fees	135	133		51
Other payables and accrued expenses	16,927	17,320		6,743
Total Liabilities	27,509	1,143,625		8,086
NET ASSETS:
Capital	32,325,656	31,404,832		3,818,113
Accumulated undistributed net investment income	75,420	109,634		4,812
Accumulated net realized gains (losses) from investments	(782,044)	(475,250)		—
Net unrealized appreciation on investments	705,963	1,502,187		69,748
Net Assets	$32,324,995	$32,541,403		$3,892,673
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	800,000	950,000		150,000
Net asset value:	$40.41	$34.25		$25.95

(a)  Includes $1,040,891 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statement of Assets and Liabilities June 30, 2017
VictoryShares US Multi-Factor Minimum Volatility ETF
ASSETS:
Investments, at value (Cost $2,496,910)	$2,481,435
Dividends receivable	2,181
Receivable from Adviser	4,203
Prepaid expenses	23
Total Assets	2,487,842
LIABILITIES:
Payable to custodian	24
Accrued expenses and other payables:
Investment advisory fees	184
Administration fees	21
Custodian fees	109
Chief Compliance Officer fees	3
Trustees' fees	21
Other payables and accrued expenses	4,079
Total Liabilities	4,441
NET ASSETS:
Capital	2,496,911
Accumulated undistributed net investment income	1,956
Accumulated net realized gains from investments	9
Net unrealized depreciation on investments	(15,475)
Net Assets	$2,483,401
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	100,000
Net asset value:	$24.83

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2017
	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF
Investment Income:
Dividend income	$2,438,294	$623,411	$4,433,382
Securities lending income	452	158	402
Total Income	2,438,746	623,569	4,433,784
Expenses:
Investment advisory fees	409,821	116,621	751,548
Administration fees	68,563	20,173	115,177
Administrator, fund accounting and transfer agent fees (See Note 4)	27,435	21,341	39,883
Custodian fees	20,635	9,701	25,351
Servicing fees	3,730	3,659	3,731
Transfer agent fees	7,187	3,541	15,598
Trustees' fees	8,221	3,204	18,405
Chief Compliance Officer fees	1,581	955	2,803
Legal and audit fees	36,844	15,830	61,627
Registration fees	14,958	1,145	16,172
Commitment fees on line of credit	392	122	758
Printing fees	29,717	12,660	46,863
Other expenses	15,238	5,054	23,978
Total Expenses	644,322	214,006	1,121,894
Expenses waived/reimbursed by Adviser	(164,783)	(77,683)	(243,723)
Net Expenses	479,539	136,323	878,171
Net Investment Income	1,959,207	487,246	3,555,613
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions	4,600,755	3,082,011	7,988,333
Net realized gains from futures transactions	24,308	24,510	38,057
Net change in unrealized appreciation/depreciation on investments	16,420,090	4,033,110	33,192,972
Net change in unrealized appreciation/depreciation on futures transactions	(5,088)	(122)	(8,146)
Net realized/unrealized gains (losses) from investment transactions	21,040,065	7,139,509	41,211,216
Change in net assets resulting from operations	$22,999,272	$7,626,755	$44,766,829

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2017
	VictoryShares Developed Enhanced Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF
Investment Income:
Dividend income	$1,564,788	$10,621,045	$291,627
Securities lending income	6,776	421	36
Foreign tax withholding	(159,777)	—	—
Total Income	1,411,787	10,621,466	291,663
Expenses:
Investment advisory fees	185,828	931,705	54,446
Administration fees	29,994	140,849	12,202
Administrator, fund accounting and transfer agent fees (See Note 4)	49,240	31,486	20,928
Custodian fees	85,158	16,400	8,201
Servicing fees	3,646	3,726	3,654
Transfer agent fees	3,823	19,322	2,507
Trustees' fees	3,709	21,852	1,402
Chief Compliance Officer fees	962	3,364	743
Legal and audit fees	18,024	75,947	10,738
Registration fees	374	26,221	1,021
Commitment fees on line of credit	145	919	59
Printing fees	12,241	52,066	5,596
Other expenses	7,168	20,452	1,867
Total Expenses	400,312	1,344,309	123,364
Expenses waived/reimbursed by Adviser	(190,793)	(255,460)	(59,759)
Net Expenses	209,519	1,088,849	63,605
Net Investment Income	1,202,268	9,532,617	228,058
Realized/Unrealized Gains (Losses) from Investment Transactions:
Payment from Affiliated Party (See Note 4)	170,821	—	—
Net realized gains/(losses) from securities transactions and foreign currency translations	(1,649,856)	18,986,514	1,834,285
Net realized gains from futures transactions	10,821	127,554	4,483
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	7,656,934	13,303,224	1,466,646
Net change in unrealized appreciation/depreciation on futures transactions	990	(7,150)	766
Net realized/unrealized gains (losses) from investment transactions	6,189,710	32,410,142	3,306,180
Change in net assets resulting from operations	$7,391,978	$41,942,759	$3,534,238

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2017
	VictoryShares International Volatility Wtd ETF	VictoryShares Emerging Market Volatility Wtd ETF	VictoryShares US Large Cap High Div Volatility Wtd ETF
Investment Income:
Dividend income	$378,856	$686,045	$2,824,682
Securities lending income	1,075	1,745	66
Foreign tax withholding	(36,798)	(74,346)	—
Total Income	343,133	613,444	2,824,748
Expenses:
Investment advisory fees	50,921	105,924	248,425
Administration fees	14,866	13,938	40,533
Administrator, fund accounting and transfer agent fees (See Note 4)	48,593	57,369	12,390
Custodian fees	62,247	217,809	731
Servicing fees	3,675	3,344	3,659
Transfer agent fees	2,056	2,018	6,156
Trustees' fees	1,241	1,743	6,061
Chief Compliance Officer fees	535	786	1,189
Legal and audit fees	10,635	34,591	25,597
Registration fees	—	2,086	6,352
Commitment fees on line of credit	43	71	246
Printing fees	182	1,700	17,801
Other expenses	1,307	7,931	5,543
Total Expenses	196,301	449,310	374,683
Expenses waived/reimbursed by Adviser	(139,004)	(331,563)	(85,460)
Net Expenses	57,297	117,747	289,223
Net Investment Income	285,836	495,697	2,535,525
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions and foreign currency translations	46,367	81,683	5,738,903
Net realized losses from foreign capital gain taxes	—	(9,825)	—
Net realized gains from futures transactions	5,654	36,059	37,834
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,784,664	2,379,400	2,692,376
Net change in unrealized appreciation/depreciation on futures transactions	(2,561)	(2,987)	(1,286)
Net realized/unrealized gains (losses) from investment transactions	1,834,124	2,484,330	8,467,827
Change in net assets resulting from operations	$2,119,960	$2,980,027	$11,003,352

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2017
	VictoryShares US Small Cap High Div Volatility Wtd ETF	VictoryShares International High Div Volatility Wtd ETF	VictoryShares Dividend Accelerator ETF(a)
Investment Income:
Dividend income	$967,523	$1,268,190	$19,968
Securities lending income	235	3,927	—
Foreign tax withholding	—	(126,976)	—
Total Income	967,758	1,145,141	19,968
Expenses:
Investment advisory fees	72,511	96,066	2,243
Administration fees	14,829	15,919	452
Administrator, fund accounting and transfer agent fees (See Note 4)	7,513	14,656	—
Custodian fees	5,643	27,086	247
Servicing fees	3,659	3,675	823
Transfer agent fees	2,618	2,794	—
Trustees' fees	1,894	1,963	52
Chief Compliance Officer fees	871	621	12
Legal and audit fees	12,333	13,134	8,528
Registration fees	600	583	—
Commitment fees on line of credit	73	74	2
Printing fees	7,354	4,967	1,146
Other expenses	2,904	2,884	874
Total Expenses	132,802	184,422	14,379
Expenses waived/reimbursed by Adviser	(48,153)	(76,233)	(11,749)
Net Expenses	84,649	108,189	2,630
Net Investment Income	883,109	1,036,952	17,338
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions and foreign currency translations	2,436,970	199,370	3
Net realized gains from futures transactions	1,212	9,225	—
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	294,972	2,840,996	69,748
Net change in unrealized appreciation/depreciation on futures transactions	422	2,575	—
Net realized/unrealized gains (losses) from investment transactions	2,733,576	3,052,166	69,751
Change in net assets resulting from operations	$3,616,685	$4,089,118	$87,089

(a)  VictoryShares Dividend Accelerator ETF operations on April 18, 2017.

See notes to financial statements.

Victory Portfolios II	Statement of Operations For the Year Ended June 30, 2017
VictoryShares US Multi-Factor Minimum Volatility ETF(a)
Investment Income:
Dividend income	$2,181
Total Income	2,181
Expenses:
Investment advisory fees	184
Administration fees	37
Custodian fees	109
Trustees' fees	21
Chief Compliance Officer fees	3
Legal and audit fees	3,709
Commitment fees on line of credit	2
Printing fees	87
Other expenses	283
Total Expenses	4,435
Expenses waived/reimbursed by Adviser	(4,220)
Net Expenses	215
Net Investment Income	1,966
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net change in unrealized appreciation/depreciation on investments	(15,475)
Net realized/unrealized gains (losses) from investment transactions	(15,475)
Change in net assets resulting from operations	$(13,509)

(a)  Fund commenced operations on June 22, 2017.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares US 500 Enhanced Volatility Wtd ETF
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016
From Investment Activities:
Operations:
Net investment income	$1,959,207	$406,406	$487,246	$275,553	$3,555,613	$1,816,820
Net realized gains/losses from investment transactions	4,625,063	682,219	3,106,521	(4,070,245)	8,026,390	637,983
Net change in unrealized appreciation/ depreciation on investments	16,415,002	382,877	4,032,988	249,711	33,184,826	2,144,576
Change in net assets resulting from operations	22,999,272	1,471,502	7,626,755	(3,544,981)	44,766,829	4,599,379
Distributions to Shareholders:
From net investment income	(1,722,475)	(382,228)	(466,131)	(263,363)	(3,262,717)	(1,777,461)
From net realized gains	—	(15,411)	—	—	—	—
Change in net assets resulting from distributions to shareholders	(1,722,475)	(397,639)	(466,131)	(263,363)	(3,262,717)	(1,777,461)
Change in net assets resulting from capital transactions	226,955,332	34,420,940	23,972,257	7,108,750	232,872,564	52,251,295
Change in net assets	248,232,129	35,494,803	31,132,881	3,300,406	274,376,676	55,073,213
Net Assets:
Beginning of period	44,689,074	9,194,271	26,837,921	23,537,515	141,470,045	86,396,832
End of period	$292,921,203	$44,689,074	$57,970,802	$26,837,921	$415,846,721	$141,470,045
Accumulated net investment income	$235,331	$28,727	$41,905	$24,546	$323,772	$83,693
Capital Transactions:
Proceeds from shares issued	270,652,632	50,209,415	41,229,181	19,251,590	300,613,030	95,529,045
Cost of shares redeemed	(43,697,300)	(15,788,475)	(17,256,924)	(12,142,840)	(67,740,466)	(43,277,750)
Change in net assets resulting from capital transactions	226,955,332	34,420,940	23,972,257	7,108,750	232,872,564	52,251,295
Share Transactions:
Issued	6,500,000	1,400,000	1,050,000	550,000	7,300,000	2,650,000
Redeemed	(1,050,000)	(450,000)	(450,000)	(350,000)	(1,650,000)	(1,200,000)
Change in Shares	5,450,000	950,000	600,000	200,000	5,650,000	1,450,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares Developed Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
From Investment Activities:
Operations:
Net investment income	$1,202,268	$674,452	$9,532,617	$3,654,963	$228,058	$94,924
Net realized gains/losses from investment transactions	(1,468,214)	(5,322,119)	19,114,068	1,725,975	1,838,768	107,882
Net change in unrealized appreciation/ depreciation on investments	7,657,924	(613,400)	13,296,074	8,597,545	1,467,412	17,955
Change in net assets resulting from operations	7,391,978	(5,261,067)	41,942,759	13,978,483	3,534,238	220,761
Distributions to Shareholders:
From net investment income	(868,361)	(638,370)	(8,717,741)	(3,588,993)	(218,297)	(86,852)
Change in net assets resulting from distributions to shareholders	(868,361)	(638,370)	(8,717,741)	(3,588,993)	(218,297)	(86,852)
Change in net assets resulting from capital transactions	40,829,487	16,063,274	282,424,312	59,210,470	11,818,820	10,169,610
Change in net assets	47,353,104	10,163,837	315,649,330	69,599,960	15,134,761	10,303,519
Net Assets:
Beginning of period	34,796,834	24,632,997	156,277,735	86,677,775	10,303,519	—
End of period	$82,149,938	$34,796,834	$471,927,065	$156,277,735	$25,438,280	$10,303,519
Accumulated undistributed net investment income	$201,433	$50,118	$739,768	$162,831	$17,671	$9,741
Capital Transactions:
Proceeds from shares issued	40,829,487	16,063,220	448,192,835	106,357,140	25,599,888	18,310,060
Cost of shares redeemed	—	—	(165,768,523)	(47,146,670)	(13,781,068)	(8,140,450)
Transaction fees (Note 2)	—	54	—	—	—	—
Change in net assets resulting from capital transactions	40,829,487	16,063,274	282,424,312	59,210,470	11,818,820	10,169,610
Share Transactions:
Issued	1,350,000	500,000	10,800,000	2,900,000	650,000	550,000
Redeemed	—	—	(3,950,000)	(1,300,000)	(350,000)	(250,000)
Change in Shares	1,350,000	500,000	6,850,000	1,600,000	300,000	300,000

(a)  VictoryShares US Small Cap Volatility Wtd ETF commenced operations on July 7, 2015.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares International Volatility Wtd ETF		VictoryShares Emerging Market Volatility Wtd ETF		VictoryShares US Large Cap High Div Volatility Wtd ETF
	Year Ended June 30, 2017	Period Ended June 30, 2016(a)	Year Ended June 30, 2017	Period Ended June 30, 2016(b)	Year Ended June 30, 2017	Period Ended June 30, 2016(c)
From Investment Activities:
Operations:
Net investment income	$285,836	$226,906	$495,697	$87,191	$2,535,525	$756,513
Net realized gains/losses from investment transactions	52,021	(428,119)	107,917	(3,260)	5,776,737	964,702
Net change in unrealized appreciation/ depreciation on investments	1,782,103	(592,172)	2,376,413	85,111	2,691,090	1,620,927
Change in net assets resulting from operations	2,119,960	(793,385)	2,980,027	169,042	11,003,352	3,342,142
Distributions to Shareholders:
From net investment income	(282,806)	(205,538)	(446,978)	(51,870)	(2,332,765)	(706,156)
From net realized gains	—	—	(115,100)	—	—	—
Change in net assets resulting from distributions to shareholders	(282,806)	(205,538)	(562,078)	(51,870)	(2,332,765)	(706,156)
Change in net assets resulting from capital transactions	(1,660,200)	13,842,810	18,333,106	12,524,387	70,177,592	38,697,205
Change in net assets	176,954	12,843,887	20,751,055	12,641,559	78,848,179	41,333,191
Net Assets:
Beginning of period	12,843,887	—	12,641,559	—	41,333,191	—
End of period	$13,020,841	$12,843,887	$33,392,614	$12,641,559	$120,181,370	$41,333,191
Accumulated undistributed net investment income	$31,120	$31,858	$71,408	$40,757	$188,026	$50,357
Capital Transactions:
Proceeds from shares issued	1,616,150	18,476,970	18,333,106	12,512,580	122,983,402	54,608,905
Cost of shares redeemed	(3,276,350)	(4,634,160)	—	—	(52,805,810)	(15,911,700)
Transaction fees (Note 2)	—	—	—	11,807	—	—
Change in net assets resulting from capital transactions	(1,660,200)	13,842,810	18,333,106	12,524,387	70,177,592	38,697,205
Share Transactions:
Issued	50,000	550,000	700,000	500,000	3,050,000	1,550,000
Redeemed	(100,000)	(150,000)	—	—	(1,300,000)	(450,000)
Change in Shares	(50,000)	400,000	700,000	500,000	1,750,000	1,100,000

(a)  VictoryShares International Volatility Wtd ETF commenced operations on August 19, 2015.

(b)  VictoryShares Emerging Market Volatility Wtd ETF commenced operations on March 22, 2016.

(c)  VictoryShares US Large Cap High Div Volatility Wtd ETF commenced operations on July 7, 2015.
See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Small Cap High Div Volatility Wtd ETF		VictoryShares International High Div Volatility Wtd ETF		VictoryShares Dividend Accelerator ETF
	Year Ended June 30, 2017	Period Ended June 30, 2016(a)	Year Ended June 30, 2017	Period Ended June 30, 2016(b)	Period Ended June 30, 2017(c)
From Investment Activities:
Operations:
Net investment income	$883,109	$323,863	$1,036,952	$509,063	$17,338
Net realized gains/losses from investment transactions	2,438,182	290,732	208,595	(396,939)	3
Net change in unrealized appreciation/depreciation on investments	295,394	410,569	2,843,571	(1,341,384)	69,748
Change in net assets resulting from operations	3,616,685	1,025,164	4,089,118	(1,229,260)	87,089
Distributions to Shareholders:
From net investment income	(841,498)	(292,084)	(1,012,828)	(427,662)	(12,529)
Change in net assets resulting from distributions to shareholders	(841,498)	(292,084)	(1,012,828)	(427,662)	(12,529)
Change in net assets resulting from capital transactions	15,390,023	13,426,705	12,610,040	18,511,995	3,818,113
Change in net assets	18,165,210	14,159,785	15,686,330	16,855,073	3,892,673
Net Assets:
Beginning of period	14,159,785	—	16,855,073	—	—
End of period	$32,324,995	$14,159,785	$32,541,403	$16,855,073	$3,892,673
Accumulated undistributed net investment income	$75,420	$45,227	$109,634	$92,849	$4,812
Capital Transactions:
Proceeds from shares issued	32,957,516	23,404,945	17,477,330	23,079,605	3,818,113
Cost of shares redeemed	(17,567,493)	(9,978,240)	(4,867,290)	(4,567,610)	—
Change in net assets resulting from capital transactions	15,390,023	13,426,705	12,610,040	18,511,995	3,818,113
Share Transactions:
Issued	850,000	700,000	550,000	700,000	150,000
Redeemed	(450,000)	(300,000)	(150,000)	(150,000)	—
Change in Shares	400,000	400,000	400,000	550,000	150,000

(a)  VictoryShares US Small Cap High Div Volatility Wtd ETF commenced operations on July 7, 2015.

(b)  VictoryShares International High Div Volatility Wtd ETF commenced operations on August 19, 2015.

(c)  VictoryShares Dividend Accelerator ETF commenced operations on April 18, 2017.

See notes to financial statements.

Victory Portfolios II	Statement of Changes in Net Assets
VictoryShares US Multi-Factor Minimum Volatility ETF
Period Ended June 30, 2017(a)
From Investment Activities:
Operations:
Net investment income	$1,966
Net realized gains from investment transactions	—
Net change in unrealized appreciation/depreciation on investments	(15,475)
Change in net assets resulting from operations	(13,509)
Distributions to Shareholders:
Change in net assets resulting from distributions to shareholders	—
Change in net assets resulting from capital transactions	2,496,910
Change in net assets	2,483,401
Net Assets:
Beginning of period	—
End of period	$2,483,401
Accumulated undistributed net investment income	$1,956
Capital Transactions:
Proceeds from shares issued	2,496,910
Change in net assets resulting from capital transactions	2,496,910
Share Transactions:
Issued	100,000
Change in Shares	100,000

(a)  VictoryShares US Multi-Factor Minimum Volatility ETF commenced operations on June 22, 2017.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US 500 Volatility Wtd ETF
	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
Net Asset Value, Beginning of Period	$37.24	$36.78	$35.00
Investment Activities:
Net investment income (b)	0.60	0.57	0.49
Net realized and unrealized gains on investments	6.71	0.42	1.73
Total from Investment Activities	7.31	0.99	2.22
Distributions:
Net investment income	(0.50)	(0.51)	(0.44)
Net realized gains from investments	—	(0.02)	—
Total Distributions	(0.50)	(0.53)	(0.44)
Net Asset Value, End of Period	$44.05	$37.24	$36.78
Total Return (c)	19.72%	2.78%	6.38%
Ratios/Supplemental Data:
Net Assets at end of period (000's)	$292,921	$44,689	$9,194
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.54%
Ratio of net investment income to average net assets (d)	1.43%	1.59%	1.37%
Ratio of gross expenses to average net assets (d) (e)	0.47%	0.74%	1.39%
Portfolio turnover (c) (f)	26%	31%	23%

(a)  The Fund commenced operations on July 1, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Discovery Enhanced Volatility Wtd ETF
	Year Ended June 30, 2017	Year Ended June 30, 2016		Period Ended June 30, 2015(a)
Net Asset Value, Beginning of Period	$33.55	$39.23		$35.00
Investment Activities:
Net investment income (b)	0.49	0.34		0.40
Net realized and unrealized gains (losses) on investments	7.84	(5.71	)(c)	4.16
Total from Investment Activities	8.33	(5.37)		4.56
Distributions:
Net investment income	(0.47)	(0.31)		(0.33)
Total Distributions	(0.47)	(0.31)		(0.33)
Net Asset Value, End of Period	$41.41	$33.55		$39.23
Total Return (d)	24.91%	(13.70	)%(e)	13.06%
Ratios/Supplemental Data:
Net Assets at end of period (000's)	$57,971	$26,838		$23,538
Ratio of net expenses to average net assets (f)	0.35%	0.35%		1.07%
Ratio of net investment income to average net assets (f)	1.25%	1.00%		1.15%
Ratio of gross expenses to average net assets (f) (g)	0.55%	0.80%		0.59%
Portfolio turnover (d) (h)	50%	221%		10%

(a)  The Fund commenced operations on July 31, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Includes $0.07 gain derived from a payment from affiliate.

(d)  Not annualized for periods less than one year.

(e)  Before payment from affiliate for the loss resulting from a trade error, the total return for the year would have been (13.88)%.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US 500 Enhanced Volatility Wtd ETF
	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
Net Asset Value, Beginning of Period	$37.23	$36.76	$35.00
Investment Activities:
Net investment income (b)	0.58	0.56	0.49
Net realized and unrealized gains on investments	6.71	0.45	1.65
Total from Investment Activities	7.29	1.01	2.14
Distributions:
Net investment income	(0.52)	(0.54)	(0.38)
Total Distributions	(0.52)	(0.54)	(0.38)
Net Asset Value, End of Period	$44.00	$37.23	$36.76
Total Return (c)	19.72%	2.79%	6.15%
Ratios/Supplemental Data:
Net Assets at end of period (000's)	$415,847	$141,470	$86,397
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.59%
Ratio of net investment income to average net assets (d)	1.42%	1.56%	1.34%
Ratio of gross expenses to average net assets (d) (e)	0.45%	0.58%	0.81%
Portfolio turnover (c) (f)	26%	36%	13%

(a)  The Fund commenced operations on July 1, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares Developed Enhanced Volatility Wtd ETF
	Year Ended June 30, 2017		Year Ended June 30, 2016	Period Ended June 30, 2015(a)
Net Asset Value, Beginning of Period	$29.00		$35.19	$35.00
Investment Activities:
Net investment income (b)	0.78		0.67	0.80
Net realized and unrealized gains (losses) on investments	2.90	(c)	(6.27)	(0.18)
Total from Investment Activities	3.68		(5.60)	0.62
Distributions:
Net investment income	(0.46)		(0.59)	(0.42)
Net realized gains from investments	—		—	(0.01)
Total Distributions	(0.46)		(0.59)	(0.43)
Net Asset Value, End of Period	$32.22		$29.00	$35.19
Total Return (d)	12.79	%(e)	(15.96)%	1.77%
Ratios/Supplemental Data:
Net Assets at end of period (000's)	$82,150		$34,797	$24,633
Ratio of net expenses to average net assets (f)	0.45%		0.45%	0.63%
Ratio of net investment income to average net assets (f)	2.59%		2.16%	2.99%
Ratio of gross expenses to average net assets (f) (g)	0.86%		1.36%	1.58%
Portfolio turnover (d) (h)	164%		211%	31%

(a)  The Fund commenced operations on September 30, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Includes $0.07 gain derived from a payment from affiliate.

(d)  Not annualized for periods less than one year.

(e)  Before the payment from affiliate for the loss resulting from a trade error, the total return for the year would have been 12.55%.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
Net Asset Value, Beginning of Period	$38.59	$35.38	$35.00
Investment Activities:
Net investment income (b)	1.28	1.27	1.12
Net realized and unrealized gains on investments	4.58	3.18	0.20
Total from Investment Activities	5.86	4.45	1.32
Distributions:
Net investment income	(1.15)	(1.24)	(0.94)
Total Distributions	(1.15)	(1.24)	(0.94)
Net Asset Value, End of Period	$43.30	$38.59	$35.38
Total Return (c)	15.35%	12.89%	3.77%
Ratios/Supplemental Data:
Net Assets at end of period (000's)	$471,927	$156,278	$86,678
Ratio of net expenses to average net assets (d)	0.35%	0.35%	0.59%
Ratio of net investment income to average net assets (d)	3.06%	3.51%	3.09%
Ratio of gross expenses to average net assets (d) (e)	0.43%	0.56%	0.77%
Portfolio turnover (c) (f)	49%	52%	17%

(a)  The Fund commenced operations on July 1, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Small Cap Volatility Wtd ETF
	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
Net Asset Value, Beginning of Period	$34.35	$35.00
Investment Activities:
Net investment income (b)	0.50	0.41
Net realized and unrealized gains(losses) on investments	8.01	(0.72)
Total from Investment Activities	8.51	(0.31)
Distributions:
Net investment income	(0.46)	(0.34)
Total Distributions	(0.46)	(0.34)
Net Asset Value, End of Period	$42.40	$34.35
Total Return (c)	24.86%	(0.86)%
Ratios/Supplemental Data:
Net Assets at end of period (000's)	$25,438	$10,304
Ratio of net expenses to average net assets (d)	0.35%	0.35%
Ratio of net investment income to average net assets (d)	1.25%	1.28%
Ratio of gross expenses to average net assets (d) (e)	0.68%	1.44%
Portfolio turnover (c) (f)	47%	50%

(a)  The Fund commenced operations on July 7, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares International Volatility Wtd ETF
	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
Net Asset Value, Beginning of Period	$32.11	$35.00
Investment Activities:
Net investment income (b)	0.76	0.85
Net realized and unrealized gains(losses) on investments	5.10	(3.15)
Total from Investment Activities	5.86	(2.30)
Distributions:
Net investment income	(0.77)	(0.59)
Total Distributions	(0.77)	(0.59)
Net Asset Value, End of Period	$37.20	$32.11
Total Return (c)	18.44%	(6.58)%
Ratios/Supplemental Data:
Net Assets at end of period (000's)	$13,021	$12,844
Ratio of net expenses to average net assets (d)	0.45%	0.45%
Ratio of net investment income to average net assets (d)	2.25%	2.99%
Ratio of gross expenses to average net assets (d) (e)	1.54%	2.31%
Portfolio turnover (c) (f)	46%	31%

(a)  The Fund commenced operations on August 19, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares Emerging Market Volatility Wtd ETF
	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
Net Asset Value, Beginning of Period	$25.28	$25.00
Investment Activities:
Net investment income (b)	0.55	0.25
Net realized and unrealized gains on investments	2.64	0.13
Total from Investment Activities	3.19	0.38
Distributions:
Net investment income	(0.52)	(0.10)
Net realized gains from investments	(0.12)	—
Total Distributions	(0.64)	(0.10)
Net Asset Value, End of Period	$27.83	$25.28
Total Return (c)	12.76%	1.56%
Ratios/Supplemental Data:
Net Assets at end of period (000's)	$33,393	$12,642
Ratio of net expenses to average net assets (d)	0.50%	0.50%
Ratio of net investment income to average net assets (d)	2.11%	3.70%
Ratio of gross expenses to average net assets (d) (e)	1.91%	6.26%
Portfolio turnover (c) (f)	38%	1%

(a)  The Fund commenced operations on March 22, 2016.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Large Cap High Div Volatility Wtd ETF
	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
Net Asset Value, Beginning of Period	$37.58	$35.00
Investment Activities:
Net investment income (b)	1.24	1.28
Net realized and unrealized gains on investments	4.46	2.35
Total from Investment Activities	5.70	3.63
Distributions:
Net investment income	(1.11)	(1.05)
Total Distributions	(1.11)	(1.05)
Net Asset Value, End of Period	$42.17	$37.58
Total Return (c)	15.37%	10.62%
Ratios/Supplemental Data:
Net Assets at end of period (000's)	$120,181	$41,333
Ratio of net expenses to average net assets (d)	0.35%	0.35%
Ratio of net investment income to average net assets (d)	3.05%	3.69%
Ratio of gross expenses to average net assets (d) (e)	0.45%	0.72%
Portfolio turnover (c) (f)	48%	46%

(a)  The Fund commenced operations on July 7, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares US Small Cap High Div Volatility Wtd ETF
	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
Net Asset Value, Beginning of Period	$35.40	$35.00
Investment Activities:
Net investment income (b)	1.43	1.18
Net realized and unrealized gains on investments	4.93	0.21
Total from Investment Activities	6.36	1.39
Distributions:
Net investment income	(1.35)	(0.99)
Total Distributions	(1.35)	(0.99)
Net Asset Value, End of Period	$40.41	$35.40
Total Return (c)	18.07%	4.15%
Ratios/Supplemental Data:
Net Assets at end of period (000's)	$32,325	$14,160
Ratio of net expenses to average net assets (d)	0.35%	0.35%
Ratio of net investment income to average net assets (d)	3.65%	3.59%
Ratio of gross expenses to average net assets (d) (e)	0.55%	0.92%
Portfolio turnover (c) (f)	65%	78%

(a)  The Fund commenced operations on July 7, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	VictoryShares International High Div Volatility Wtd ETF
	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
Net Asset Value, Beginning of Period	$30.65	$35.00
Investment Activities:
Net investment income (b)	1.40	1.37
Net realized and unrealized gains(losses) on investments	3.47	(4.71)
Total from Investment Activities	4.87	(3.34)
Distributions:
Net investment income	(1.27)	(1.01)
Total Distributions	(1.27)	(1.01)
Net Asset Value, End of Period	$34.25	$30.65
Total Return (c)	16.16%	(9.63)%
Ratios/Supplemental Data:
Net Assets at end of period (000's)	$32,541	$16,855
Ratio of net expenses to average net assets (d)	0.45%	0.45%
Ratio of net investment income to average net assets (d)	4.32%	4.98%
Ratio of gross expenses to average net assets (d) (e)	0.77%	1.17%
Portfolio turnover (c) (f)	69%	53%

(a)  The Fund commenced operations on August 19, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

VictoryShares Dividend Accelerator ETF
Period Ended June 30, 2017(a)
Net Asset Value, Beginning of Period	$25.26
Investment Activities:
Net investment income (b)	0.12
Net realized and unrealized gains on investments	0.65
Total from Investment Activities	0.77
Distributions:
Net investment income	(0.08)
Total Distributions	(0.08)
Net Asset Value, End of Period	$25.95
Total Return (c)	3.05%
Ratios/Supplemental Data:
Net Assets at end of period (000's)	$3,893
Ratio of net expenses to average net assets (d)	0.35%
Ratio of net investment income to average net assets (d)	2.31%
Ratio of gross expenses to average net assets (d) (e)	1.92%
Portfolio turnover (c) (f)	—%

(a)  The Fund commenced operations on April 18, 2017.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

VictoryShares US Multi-Factor Minimum Volatility ETF
Period Ended June 30, 2017(a)
Net Asset Value, Beginning of Period	$24.97
Investment Activities:
Net investment income (b)	0.02
Net realized and unrealized losses on investments	(0.16)
Total from Investment Activities	(0.14)
Distributions:
Net investment income	—
Total Distributions	—
Net Asset Value, End of Period	$24.83
Total Return (c)	(0.54)%
Ratios/Supplemental Data:
Net Assets at end of period (000's)	$2,483
Ratio of net expenses to average net assets (d)	0.35%
Ratio of net investment income to average net assets (d)	3.20%
Ratio of gross expenses to average net assets (d) (e)	7.21%
Portfolio turnover (c) (f)	—%

(a)  The Fund commenced operations on June 22, 2017.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Notes to Financial Statements June 30, 2017

1.  Organization:

Victory Portfolios II (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of 18 funds, 13 of which are exchange-traded funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Objectives
VictoryShares US 500 Volatility Wtd ETF (Formerly, Victory CEMP US 500 Volatility Wtd Index ETF) ("US 500 Volatility Wtd ETF")*	Track performance of the CEMP US Large Cap 500 Volatility Weighted Index before expenses.
VictoryShares US Discovery Enhanced Volatility Wtd ETF (Formerly, Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF) ("US Discovery Enhanced Volatility Wtd ETF")*	Track performance of the CEMP US Small Cap 500 Long/Cash Volatility Weighted Index before expenses.
VictoryShares US 500 Enhanced Volatility Wtd ETF (Formerly, Victory CEMP US 500 Enhanced Volatility Wtd Index ETF) ("US 500 Enhanced Volatility Wtd ETF)*	Track performance of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index before expenses.
VictoryShares Developed Enhanced Volatility Wtd ETF (Formerly, Victory CEMP Developed Enhanced Volatility Wtd Index ETF) ("Developed Enhanced Volatility Wtd ETF")*	Track performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF (Formerly, Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF) ("US EQ Income Enhanced Volatility Wtd ETF")*	Track performance of the CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before expenses.
VictoryShares US Small Cap Volatility Wtd ETF (Formerly, Victory CEMP US Small Cap Volatility Wtd Index ETF) ("US Small Cap Volatility Wtd ETF")*	Track performance of the CEMP US Small Cap 500 Volatility Weighted Index before expenses.
VictoryShares International Volatility Wtd ETF (Formerly, Victory CEMP International Volatility Wtd Index ETF) ("International Volatility Wtd ETF")*	Track performance of the CEMP International 500 Volatility Weighted Index before expenses.
VictoryShares Emerging Market Volatility Wtd ETF (Formerly, Victory CEMP Emerging Market Volatility Wtd Index ETF) ("Emerging Market Volatility Wtd ETF")*	Track performance of the CEMP Emerging Market 500 Volatility Weighted Index before expenses.
VictoryShares US Large Cap High Div Volatility Wtd ETF (Formerly, Victory CEMP US Large Cap High Div Volatility Wtd Index ETF) ("US Large Cap High Div Volatility Wtd ETF")*	Track performance of the CEMP US Large Cap High Dividend 100 Volatility Weighted Index before expenses.
VictoryShares US Small Cap High Div Volatility Wtd ETF (Formerly, Victory CEMP US Small Cap High Div Volatility Wtd Index ETF) ("US Small Cap High Div Volatility Wtd ETF")*	Track performance of the CEMP US Small Cap High Dividend 100 Volatility Weighted Index before expenses.
VictoryShares International High Div Volatility Wtd ETF (Formerly, Victory CEMP International High Div Volatility Wtd Index ETF) ("International High Div Volatility Wtd ETF")*	Track performance of the CEMP International High Dividend 100 Volatility Weighted Index before expenses.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017
Funds	Investment Objectives
VictoryShares Dividend Accelerator ETF ("Dividend Accelerator ETF")**	Track performance of the Nasdaq Victory Dividend Accelerator Index before expenses.
VictoryShares US Multi-Factor Minimum Volatility ETF ("US Multi-Factor Minimum Volatility ETF")***	Track performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index before expenses.

*  Name changes were effective on January 20, 2017.

**  Commenced operations on April 18, 2017

***  Commenced operations on June 22, 2017

Shares of each Fund have equal rights and privileges.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

Shares of the Funds are listed and traded on NASDAQ Stock Market, LLC ("Exchange"). The Funds issue and redeem their shares ("Shares") at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit"). The Funds issue and redeem Creation Units principally in exchange for a basket of securities included in their respective indexes (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Only certain financial institutions that have entered into an agreement with the Funds' Distributor ("Authorized Participants") may engage in creation or redemption transactions directly with the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation ("NSCC") or (ii) a Depository Trust Company ("DTC") participant and, in each case, must have executed a Participant Agreement with the Distributor. Individual Fund shares may only be purchased and sold through brokers in secondary market transactions on the Exchange. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US 500 Volatility Wtd ETF	$750	2.00%
US Discovery Enhanced Volatility Wtd ETF	750	2.00%
US 500 Enhanced Volatility Wtd ETF	750	2.00%
Developed Enhanced Volatility Wtd ETF	5,000	2.00%
US EQ Income Enhanced Volatility Wtd ETF	250	2.00%
US Small Cap Volatility Wtd ETF	750	2.00%

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017
	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
International Volatility Wtd ETF	$6,000	2.00%
Emerging Market Volatility Wtd ETF	9,000	2.00%
US Large Cap High Div Volatility Wtd ETF	250	2.00%
US Small Cap High Div Volatility Wtd ETF	250	2.00%
International High Div Volatility Wtd ETF	1,750	2.00%
Dividend Accelerator ETF	250	2.00%
US Multi-Factor Minimum Volatility ETF	250	2.00%

*  As a percentage of the amount invested.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

A summary of the valuations as of June 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs			Total
	Investments in Securities	Other Financial Instruments^	Investments in Securities	Other Financial Instruments^	Investments in Securities		Other Financial Instruments^	Investments in Securities	Other Financial Instruments^
US 500 Volatility Wtd ETF
Common Stocks	$291,929,095	$—	$—	$—	$—		$—	$291,929,095	$—
Futures Contracts	—	(5,088)	—	—	—		—	—	(5,088)
Total	291,929,095	(5,088)	—	—	—		—	291,929,095	(5,088)
US Discovery Enhanced Volatility Wtd ETF
Common Stocks	57,774,461	—	—	—	—		—	57,774,461	—
Futures Contracts	—	(122)	—	—	—		—	—	(122)
Total	57,774,461	(122)	—	—	—		—	57,774,461	(122)
US 500 Enhanced Volatility Wtd ETF
Common Stocks	414,458,245	—	—	—	—		—	414,458,245	—
Futures Contracts	—	(7,940)	—	—	—		—	—	(7,940)
Total	414,458,245	(7,940)	—	—	—		—	414,458,245	(7,940)
Developed Enhanced Volatility Wtd ETF
Common Stocks	81,399,641	—	—	—	566	(a)	—	81,400,207	—
Rights	7,041	—	—	—	—		—	7,041	—
Collateral for Securities Loaned	679,045	—	—	—	—		—	679,045	—
Futures Contracts	—	(1,149)	—	—	—		—	—	(1,149)
Total	82,085,727	(1,149)	—	—	566		—	82,086,293	(1,149)
US EQ Income Enhanced Volatility Wtd ETF
Common Stocks	469,565,570	—	—	—	—		—	469,565,570	—
Futures Contracts	—	(5,876)	—	—	—		—	—	(5,876)
Total	469,565,570	(5,876)	—	—	—		—	469,565,570	(5,876)

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017
	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs			LEVEL 3 — Other Significant Unobservable Inputs			Total
	Investments in Securities	Other Financial Instruments^	Investments in Securities		Other Financial Instruments^	Investments in Securities		Other Financial Instruments^	Investments in Securities	Other Financial Instruments^
US Small Cap Volatility Wtd ETF
Common Stocks	$25,348,543	$—	$—		$—	$—		$—	$25,348,543	$—
Futures Contracts	—	766	—		—	—		—	—	766
Total	25,348,543	766	—		—	—		—	25,348,543	766
International Volatility Wtd ETF
Common Stocks	12,961,846	—	—		—	—		—	12,961,846	—
Rights	1,136	—	—		—	—		—	1,136	—
Collateral for Securities Loaned	114,229	—	—		—	—		—	114,229	—
Total	13,077,211	—	—		—	—		—	13,077,211	—
Emerging Market Volatility Wtd ETF
Common Stocks	33,017,651	—	66,971	(b)	—	31,786	(c)	—	33,116,408	—
Collateral for Securities Loaned	321,573	—	—		—	—		—	321,573	—
Futures Contracts	—	(736)	—		—	—		—	—	(736)
Total	33,339,224	(736)	66,971		—	31,786		—	33,437,981	(736)
US Large Cap High Div Volatility Wtd ETF
Common Stocks	119,589,052	—	—		—	—		—	119,589,052	—
Futures Contracts	—	(1,286)	—		—	—		—	—	(1,286)
Total	119,589,052	(1,286)	—		—	—		—	119,589,052	(1,286)
US Small Cap High Div Volatility Wtd ETF
Common Stocks	32,189,459	—	—		—	—		—	32,189,459	—
Futures Contracts	—	422	—		—	—		—	—	422
Total	32,189,459	422	—		—	—		—	32,189,459	422
International High Div Volatility Wtd ETF
Common Stocks	32,283,749	—	—		—	—		—	32,283,749	—
Rights	13,504	—	—		—	—		—	13,504	—
Collateral for Securities Loaned	1,102,819	—	—		—	—		—	1,102,819	—
Futures Contracts	—	436	—		—	—		—	—	436
Total	33,400,072	436	—		—	—		—	33,400,072	436

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017
	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Instruments^	Investments in Securities	Other Financial Instruments^	Investments in Securities	Other Financial Instruments^	Investments in Securities	Other Financial Instruments^
Dividend Accelerator ETF
Common Stocks	$3,887,611	$—	$—	$—	$—	$—	$3,887,611	$—
Total	3,887,611	—	—	—	—	—	3,887,611	—
US Multi-Factor Minimum Volatility ETF
Common Stocks	2,481,435	—	—	—	—	—	2,481,435	—
Total	2,481,435	—	—	—	—	—	2,481,435	—

^  Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)  Consists of holding: Hanergy Thin Film Power categorized as Information Technology.

(b)  Consists of holding: Orion Corp. categorized as Consumer Staples.

(c)  Consist of holding: China Hongqiao Group Ltd. categorized as Materials.

The following are transfers between Level 1 and Level 2 as of June 30, 2017:

Transfers from Level 1 to Level 2
Emerging Market Volatility Wtd ETF
Common Stocks	$66,971

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Developed Enhanced Volatility Wtd ETF	Emerging Market Volatility Wtd ETF
	Investments In Securities	Investments In Securities
Balance as of June 30, 2016	$570	$—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	(4)	—
Purchases	—	—
Sales Proceeds	—	—
Transfer into Level 3	—	31,786
Transfer out of Level 3	—	—
Balance as of June 30, 2017	$566	$31,786

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Developed Enhanced Volatility Wtd ETF	Fair Value as of 06/30/2017*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Common Stocks	$566	Market Comparables	Discount	(95.7%)	Any change to the discount would result in direct and proportional changes in the fair value of the security.
Emerging Market Volatility Wtd ETF	Fair Value as of 06/30/2017*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Common Stocks	$31,786	Market Comparables	Discount	(20%)	Any change to the discount would result in direct and proportional changes in the fair value of the security.

*  Level 3 securities are typically valued by the Adviser. The appropriateness of fair values for these securities is monitored on an ongoing basis, by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Foreign Currency Contracts:

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF and International High Div Volatility Wtd ETF may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF and International High Div Volatility Wtd ETF enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2017, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposits with broker for futures contracts.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2017, discloses both gross information and information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Assets	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
US 500 Volatility Wtd ETF
Futures
Goldman Sachs & Co.	$348	$—	$348	$—	$348
US 500 Enhanced Volatility Wtd ETF
Futures
Goldman Sachs & Co.	$484	$—	$484	$—	$484
Developed Enhanced Volatility Wtd ETF
Futures
Goldman Sachs & Co.	$450	$—	$450	$—	$450
US EQ Income Enhanced Volatility Wtd ETF
Futures
Goldman Sachs & Co.	$697	$—	$697	$—	$697
Emerging Market Volatility Wtd ETF
Futures
Goldman Sachs & Co.	$1,200	$—	$1,200	$—	$1,200

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017
Assets	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
US Large Cap High Div Volatility Wtd ETF
Futures
Goldman Sachs & Co.	$213	$—	$213	$—	$213
International High Div Volatility Wtd ETF
Futures
Goldman Sachs & Co.	$436	$—	$436	$—	$436
Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Colleteral Pledged	Net Amount
US Discovery Enhanced Volatility Wtd ETF
Futures
Goldman Sachs & Co.	$555	$—	$555	$(555)	$—
US Small Cap Volatility Wtd ETF
Futures
Goldman Sachs & Co.	$185	$—	$185	$(185)	$—
US Small Cap High Div Volatility Wtd ETF
Futures
Goldman Sachs & Co.	$144	$—	$144	$(144)	$—

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017:

	Asset Location	Liability Locations
Risk Exposure	Variable Margin Receivable on Open Futures Contracts*	Variable Margin Payable on Open Futures Contracts*
Futures Contracts
Equity Risk
US 500 Volatility Wtd ETF	$—	$5,088
US Discovery Enhanced Volatility Wtd ETF	—	122
US 500 Enhanced Volatility Wtd ETF	—	7,940
Developed Enhanced Volatility Wtd ETF	—	1,149
US EQ Income Enhanced Volatility Wtd ETF	—	5,876
US Small Cap Volatility Wtd ETF	766	—
International Volatility Wtd ETF	—	—
Emerging Market Volatility Wtd ETF	—	736
US Large Cap High Div Volatility Wtd ETF	—	1,286
US Small Cap High Div Volatility Wtd ETF	422	—
International High Div Volatility Wtd ETF	436	—

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2017:

Risk Exposure	Net Realized Gains (Losses) from Futures Transactions	Net Change in Unrealized Appreciation (Depreciation) on Futures Transactions
Futures Contracts
Equity Risk
US 500 Volatility Wtd ETF	$24,308	$(5,088)
US Discovery Enhanced Volatility Wtd ETF	24,510	(122)
US 500 Enhanced Volatility Wtd ETF	38,057	(8,146)
Developed Enhanced Volatility Wtd ETF	10,821	990
US EQ Income Enhanced Volatility Wtd ETF	127,554	(7,150)
US Small Cap Volatility Wtd ETF	4,483	766
International Volatility Wtd ETF	5,654	(2,561)
Emerging Market Volatility Wtd ETF	36,059	(2,987)
US Large Cap High Div Volatility Wtd ETF	37,834	(1,286)
US Small Cap High Div Volatility Wtd ETF	1,212	422
International High Div Volatility Wtd ETF	9,225	2,575

All open derivative positions at year end are reflected on each respective Fund's Schedule of Portfolio Investments. The notional amount of open derivative positions relative to each Fund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank (the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. As of June 30, 2017, the Funds did not have non-cash collateral. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
Developed Enhanced Volatility Wtd ETF	$639,560	$639,560	$39,485
International Volatility Wtd ETF	107,867	107,867	6,362
Emerging Market Volatility Wtd ETF	298,981	298,981	22,592
International High Div Volatility Wtd ETF	1,040,891	1,040,891	61,928

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from foreign currency translations on the Statements of Operations.

Dividends to Shareholders:

All of the Funds distribute any net investment income monthly. All of the Funds distribute any net realized long or short-term capital gains at least annually. Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined, on a tax basis and may differ from net investment income and net realized capital gains for reporting purposes.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Tax:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses, realized and unrealized gains or losses on investments are based on its net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended June 30, 2017, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and in-kind transactions) for the fiscal year ended June 30, 2017 were as follows:

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
US 500 Volatility Wtd ETF	$36,659,255	$37,122,716
US Discovery Enhanced Volatility Wtd ETF	18,534,319	18,590,353
US 500 Enhanced Volatility Wtd ETF	65,377,528	64,830,374
Developed Enhanced Volatility Wtd ETF	71,365,648	70,304,125
US EQ Income Enhanced Volatility Wtd ETF	151,045,100	151,326,834
US Small Cap Volatility Wtd ETF	8,497,325	8,533,939
International Volatility Wtd ETF	5,838,547	5,788,085
Emerging Market Volatility Wtd ETF	18,919,434	9,136,195
US Large Cap High Div Volatility Wtd ETF	39,103,417	39,241,669
US Small Cap High Div Volatility Wtd ETF	15,359,221	15,315,958
International High Div Volatility Wtd ETF	16,535,505	16,487,750
Dividend Accelerator ETF	32,676	—
US Multi-Factor Minimum Volatility ETF	—	—

In-kind transactions associated with purchases and sales for the fiscal year ended June 30, 2017 were as follows:

Fund	Purchases	Sales
US 500 Volatility Wtd ETF	$270,391,162	$43,502,866
US Discovery Enhanced Volatility Wtd ETF	41,163,497	17,192,338
US 500 Enhanced Volatility Wtd ETF	300,309,645	67,299,604
Developed Enhanced Volatility Wtd ETF	39,626,519	—
US EQ Income Enhanced Volatility Wtd ETF	447,089,893	165,362,933
US Small Cap Volatility Wtd ETF	25,554,379	13,733,266

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017
Fund	Purchases	Sales
International Volatility Wtd ETF	$1,609,049	$3,258,101
Emerging Market Volatility Wtd ETF	8,164,349	—
US Large Cap High Div Volatility Wtd ETF	122,663,342	52,577,009
US Small Cap High Div Volatility Wtd ETF	32,879,823	17,569,532
International High Div Volatility Wtd ETF	17,424,582	4,856,668
Dividend Accelerator ETF	3,785,186	—
US Multi-Factor Minimum Volatility ETF	2,496,910	—

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management In. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement (the "Advisory Agreement"), the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Adviser Fee Rate
US 500 Volatility Wtd ETF	0.30%
US Discovery Enhanced Volatility Wtd ETF	0.30%
US 500 Enhanced Volatility Wtd ETF	0.30%
Developed Enhanced Volatility Wtd ETF	0.40%
US EQ Income Enhanced Volatility Wtd ETF	0.30%
US Small Cap Volatility Wtd ETF	0.30%
International Volatility Wtd ETF	0.40%
Emerging Market Volatility Wtd ETF	0.45%
US Large Cap High Div Volatility Wtd ETF	0.30%
US Small Cap High Div Volatility Wtd ETF	0.30%
International High Div Volatility Wtd ETF	0.40%
Dividend Accelerator ETF	0.30%
US Multi-Factor Minimum Volatility ETF	0.30%

Effective February 27, 2017, VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Variable Insurance Funds (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Effective February 27, 2017, Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective February 27, 2017, Citibank, N.A. also serves as the Funds' Transfer Agent.

Prior to February 27, 2017, U.S. Bancorp Fund Services, LLC ("USB") served as the Fund's administrator, fund accountant and transfer agent. Under an Administration, Accounting and Transfer Agent Agreement, USB received for its services a monthly fee at an annualized rate based upon the average daily net assets of the Funds. The Funds reimbursed USB for all of its reasonable out-of-pocket expenses incurred in providing these services. Amounts paid to USB are reflected on the Statements of Operations as "Administrator, fund accounting and transfer agent".

Effective February 27, 2017, Foreside Fund Services, LLC ("Foreside"), serves as the Funds' distributor. Prior to February 27, 2017, Quasar Distributors, LLC ("Quasar") served as distributor for the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Funds.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services, LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trusts paid EJV Financial Services LLC $220 thousand annually for CCO consulting services.

Morrison & Foerster LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain Funds in any fiscal year exceed the expense limit for such Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2017, the expense limits are as follows:

In Effect Until At Least October 31, 2017
US 500 Volatility Wtd ETF	0.35%
US Discovery Enhanced Volatility Wtd ETF	0.35%
US 500 Enhanced Volatility Wtd ETF	0.35%
Developed Enhanced Volatility Wtd ETF	0.45%
US EQ Income Enhanced Volatility Wtd ETF	0.35%
US Small Cap Volatility Wtd ETF	0.35%
International Volatility Wtd ETF	0.45%
Emerging Market Volatility Wtd ETF	0.50%
US Large Cap High Div Volatility Wtd ETF	0.35%
US Small Cap High Div Volatility Wtd ETF	0.35%
International High Div Volatility Wtd ETF	0.45%
Dividend Accelerator ETF	0.35%*
US Multi-Factor Minimum Volatility ETF	0.35%*

*  In effect until at least October 31. 2018

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser". As of June 30, 2017, the following amounts are available to be repaid to the Adviser:

	Expires 6/30/2018	Expires 6/30/2019	Expires 6/30/2020	Total
US 500 Volatility Wtd ETF	$61,304	$99,395	$144,075	$304,774
US Discovery Enhanced Volatility Wtd ETF	59,513	124,242	73,330	257,085
US 500 Enhanced Volatility Wtd ETF	110,009	271,284	212,940	594,233
Developed Enhanced Volatility Wtd ETF	82,842	285,869	185,004	553,715
US EQ Income Enhanced Volatility Wtd ETF	92,663	219,924	217,731	530,318
US Small Cap Volatility Wtd ETF	—	81,175	57,777	138,952
International Volatility Wtd ETF	—	141,495	137,905	279,400
Emerging Market Volatility Wtd ETF	—	135,767	328,831	464,598
US Large Cap High Div Volatility Wtd ETF	—	76,158	75,818	151,976

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017
	Expires 6/30/2018	Expires 6/30/2019	Expires 6/30/2020	Total
US Small Cap High Div Volatility Wtd ETF	$—	$51,660	$45,472	$97,132
International High Div Volatility Wtd ETF	—	74,062	73,555	147,617
Dividend Accelerator ETF	—	—	11,553	11,553
US Multi-Factor Minimum Volatility ETF	—	—	4,204	4,204

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. The Adviser voluntarily waived fees for the year ended June 30, 2017:

US 500 Volatility Wtd ETF	$20,708
US Discovery Enhanced Volatility Wtd ETF	4,353
US 500 Enhanced Volatility Wtd ETF	30,783
Developed Enhanced Volatility Wtd ETF	5,789
US EQ Income Enhanced Volatility Wtd ETF	37,729
US Small Cap Volatility Wtd ETF	1,982
International Volatility Wtd ETF	1,099
Emerging Market Volatility Wtd ETF	2,732
US Large Cap High Div Volatility Wtd ETF	9,642
US Small Cap High Div Volatility Wtd ETF	2,681
International High Div Volatility Wtd ETF	2,678
Dividend Accelerator ETF	196
US Multi-Factor Minimum Volatility ETF	16

Certain officers and/or interested trustees of the Funds are also officers of the Advisor, Administrator and Fund Accountant, Legal and CCO.

Offering costs paid in connection with the offering of shares of Dividend Accelerator ETF and US Multi-Factor Minimum Volatility ETF have been paid voluntarily by the Adviser.

During the fiscal year ended June 30, 2017, Developed Enhanced Volatility Wtd ETF had a trade error where a security trade was improperly processed. This resulted in a loss to the Fund of $170,821, which affiliates subsequently reimbursed to the fund.

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF and International High Div Volatility Wtd ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank, N.A. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. Prior to July 29, 2016, the Victory Trusts could borrow up to $100 million, of which $50 million was committed and $50 million was uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. The agreement was subsequently amended on July 28, 2017 with a new termination date of July 27, 2018. Prior to July 29, 2016, Citibank received an annual commitment fee of 0.10% on $50 million for providing the Line of Credit. For the fiscal year ended June 30, 2017, Citibank earned approximately $142,143 for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. As of June 30, 2017, the interest rate on outstanding borrowings was 2.22%.

The average loans for the days outstanding and average interest rate for each Fund during the year ended June 30, 2017 were as follows:

Fund	Amount Outstanding at June 30, 2017	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*	Maximum Borrowing during the period
Emerging Market Volatility Wtd ETF	$—	$1,466,667	3	1.98%	$2,000,000

*  For the year ended June 30, 2017, based on the number of days borrowings were outstanding.

As of June 30, 2017, the Funds had no loans outstanding with Citibank.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

7.  Federal Income Tax Information:

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended June 30, 2017
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Volatility Wtd ETF	$1,722,475	$—	$1,722,475	$1,722,475
US Discovery Enhanced Volatility Wtd ETF	466,131	—	466,131	466,131
US 500 Enhanced Volatility Wtd ETF	3,262,717	—	3,262,717	3,262,717
Developed Enhanced Volatility Wtd ETF	868,361	—	868,361	868,361
US EQ Income Enhanced Volatility Wtd ETF	8,717,741	—	8,717,741	8,717,741
US Small Cap Volatility Wtd ETF	218,297	—	218,297	218,297
International Volatility Wtd ETF	282,806	—	282,806	282,806
Emerging Market Volatility Wtd ETF	557,498	4,580	562,078	562,078
US Large Cap High Div Volatility Wtd ETF	2,332,765	—	2,332,765	2,332,765
US Small Cap High Div Volatility Wtd ETF	841,498	—	841,498	841,498
International High Div Volatility Wtd ETF	1,012,828	—	1,012,828	1,012,828
Dividend Accelerator ETF	12,529	—	12,529	12,529
US Multi-Factor Minimum Volatility ETF	—	—	—	—

	For the period ended June 30, 2016
	Ordinary Income	Realized Gain
US 500 Volatility Wtd ETF	$388,873	$8,766
US Discovery Enhanced Volatility Wtd ETF	263,363	—
US 500 Enhanced Volatility Wtd ETF	1,777,461	—
Developed Enhanced Volatility Wtd ETF	638,370	—
US EQ Income Enhanced Volatility Wtd ETF	3,588,993	—
US Small Cap Volatility Wtd ETF	86,852	—
International Volatility Wtd ETF	205,538	—
Emerging Market Volatility Wtd ETF	51,870	—
US Large Cap High Div Volatility Wtd ETF	706,156	—
US Small Cap High Div Volatility Wtd ETF	292,084	—
International High Div Volatility Wtd ETF	427,662	—

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late Year Ordinary Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
US 500 Volatility Wtd ETF	$235,331	$—	$235,331	$(1,799,655)	$—	$16,470,610	$14,906,286
US Discovery Enhanced Volatility Wtd ETF	41,936	—	41,936	(6,232,614)	—	4,474,160	(1,716,518)
US 500 Enhanced Volatility Wtd ETF	323,773	—	323,773	(9,099,900)	—	34,624,877	25,848,750
Developed Enhanced Volatility Wtd ETF	249,314	—	249,314	(6,531,265)	—	6,659,639	377,688

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late Year Ordinary Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
US EQ Income Enhanced Volatility Wtd ETF	$739,768	$—	$739,768	$(7,658,208)	$—	$17,649,818	$10,731,378
US Small Cap Volatility Wtd ETF	17,671	—	17,671	(756,733)	—	1,382,213	643,151
International Volatility Wtd ETF	46,716	—	46,716	(356,458)	—	1,163,063	853,321
Emerging Market Volatility Wtd ETF	107,323	13,657	120,980	—	—	2,414,142	2,535,122
US Large Cap High Div Volatility Wtd ETF	188,026	—	188,026	(801,631)	—	3,849,184	3,235,579
US Small Cap High Div Volatility Wtd ETF	75,420	—	75,420	(673,065)	—	596,984	(661)
International High Div Volatility Wtd ETF	109,634	—	109,634	(354,244)	—	1,381,181	1,136,571
Dividend Accelerator ETF	4,812	—	4,812	—	—	69,748	74,560
US Multi-Factor Minimum Volatility ETF	1,861	9	1,870	—	—	(15,380)	(13,510)

*  Under the current tax law, net investment losses realized after December 31 of a Fund's fiscal year may be deferred and treated as occuring on the first business day of the following fiscal year for tax purposes.

**  The difference between the book-basis and tax-basis of unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the tax year ended June 30, 2017, the following Funds had net capital loss carry-forwards (no expiration) as summarized in the tables below.

	Short-Term Amount	Long-Term Amount	Total
US 500 Volatility Wtd ETF	$1,386,819	$412,836	$1,799,655
US Discovery Enhanced Volatility Wtd ETF	5,707,423	525,191	6,232,614
US 500 Enhanced Volatility Wtd ETF	5,908,544	3,191,356	9,099,900
Developed Enhanced Volatility Wtd ETF	6,105,526	425,739	6,531,265
US EQ Income Enhanced Volatility Wtd ETF	5,719,457	1,938,751	7,658,208
US Small Cap Volatility Wtd ETF	601,147	155,586	756,733
International Volatility Wtd ETF	220,897	135,561	356,458
Emerging Market Volatility Wtd ETF	—	—	—
US Large Cap High Div Volatility Wtd ETF	738,345	63,286	801,631
US Small Cap High Div Volatility Wtd ETF	541,724	131,341	673,065
International High Div Volatility Wtd ETF	235,354	118,890	354,244
Dividend Accelerator ETF	—	—	—
US Multi-Factor Minimum Volatility ETF	—	—	—

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017

At June 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US 500 Volatility Wtd ETF	$275,458,485	$21,242,727	$(4,772,117)	$16,470,610
US Discovery Enhanced Volatility Wtd ETF	53,300,301	6,123,974	(1,649,814)	4,474,160
US 500 Enhanced Volatility Wtd ETF	379,833,368	41,532,326	(6,907,449)	34,624,877
Developed Enhanced Volatility Wtd ETF	75,431,917	7,379,203	(719,564)	6,659,639
US EQ Income Enhanced Volatility Wtd ETF	451,915,752	26,769,518	(9,119,700)	17,649,818
US Small Cap Volatility Wtd ETF	23,966,330	2,207,616	(825,403)	1,382,213
International Volatility Wtd ETF	11,914,954	1,476,196	(313,133)	1,163,063
Emerging Market Volatility Wtd ETF	31,023,803	3,291,084	(876,942)	2,414,142
US Large Cap High Div Volatility Wtd ETF	115,739,868	6,436,583	(2,587,399)	3,849,184
US Small Cap High Div Volatility Wtd ETF	31,592,475	2,171,593	(1,574,609)	596,984
International High Div Volatility Wtd ETF	32,022,433	2,133,195	(752,014)	1,381,181
Dividend Accelerator ETF	3,817,863	119,406	(49,658)	69,748
US Multi-Factor Minimum Volatility ETF	2,496,815	13,044	(28,424)	(15,380)

Permanent book and tax differences, primarily due to gains and losses, in-kind distributions that are not taxable, gains and losses on disposition of PFICs, and foreign currency gains (losses), resulted in reclassifications for the period ended June 30, 2017 as follows:

	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital
US 500 Volatility Wtd ETF	$(30,128)	$(6,284,984)	$6,315,112
US Discovery Enhanced Volatility Wtd ETF	(3,756)	(3,788,842)	3,792,598
US 500 Enhanced Volatility Wtd ETF	(52,817)	(12,472,339)	12,525,156
Developed Enhanced Volatility Wtd ETF	(182,592)	182,593	(1)
US EQ Income Enhanced Volatility Wtd ETF	(237,939)	(22,977,192)	23,215,131
US Small Cap Volatility Wtd ETF	(1,831)	(2,407,277)	2,409,108
International Volatility Wtd ETF	(3,768)	(164,091)	167,859
Emerging Market Volatility Wtd ETF	(18,068)	18,069	(1)
US Large Cap High Div Volatility Wtd ETF	(65,091)	(6,918,446)	6,983,537
US Small Cap High Div Volatility Wtd ETF	(11,418)	(2,968,128)	2,979,546
International High Div Volatility Wtd ETF	(7,339)	(387,700)	395,039
Dividend Accelerator ETF	3	(3)	—
US Multi-Factor Minimum Volatility ETF	(10)	9	1

During the fiscal year ended June 30, 2017, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains (losses) are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains (losses) to paid-in capital.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2017
	Short Term	Long Term	Total
US 500 Volatility Wtd ETF	$5,036,776	$1,522,394	$6,559,170
US Discovery Enhanced Volatility Wtd ETF	3,604,666	229,869	3,834,535
US 500 Enhanced Volatility Wtd ETF	6,793,286	6,108,511	12,901,797
Developed Enhanced Volatility Wtd ETF	—	—	—
US EQ Income Enhanced Volatility Wtd ETF	18,849,307	4,820,643	23,669,950
US Small Cap Volatility Wtd ETF	1,927,315	547,945	2,475,260
International Volatility Wtd ETF	109,236	67,562	176,798
Emerging Market Volatility Wtd ETF	—	—	—
US Large Cap High Div Volatility Wtd ETF	6,057,605	1,062,448	7,120,053
US Small Cap High Div Volatility Wtd ETF	2,498,522	569,617	3,068,139
International High Div Volatility Wtd ETF	418,117	—	418,117
Dividend Accelerator ETF	—	—	—
US Multi-Factor Minimum Volatility ETF	—	—	—

8.  Investment Company Modernization:

In October 2016, the Securities and Exchange Commission ("sec") released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Funds' financial statements. The adoption will have no effect on the Funds' net assets or results of operations.

9.  Subsequent Event:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of VictoryShares US 500 Volatility Wtd ETF, VictoryShares US Discovery Enhanced Volatility Wtd ETF, VictoryShares US 500 Enhanced Volatility Wtd ETF, VictoryShares Developed Enhanced Volatility Wtd ETF, VictoryShares US EQ Income Enhanced Volatility Wtd ETF, VictoryShares US Small Cap Volatility Wtd ETF, VictoryShares International Volatility Wtd ETF, VictoryShares Emerging Market Volatility Wtd ETF, VictoryShares US Large Cap High Div Volatility Wtd ETF, VictoryShares US Small Cap High Div Volatility Wtd ETF, VictoryShares International High Div Volatility Wtd ETF, VictoryShares Dividend Accelerator ETF, and VictoryShares US Multi-Factor Minimum Volatility ETF and Board of Trustees of Victory Portfolios II

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments of VictoryShares US 500 Volatility Wtd ETF, VictoryShares US Discovery Enhanced Volatility Wtd ETF, VictoryShares US 500 Enhanced Volatility Wtd ETF, VictoryShares Developed Enhanced Volatility Wtd ETF, VictoryShares US EQ Income Enhanced Volatility Wtd ETF, VictoryShares US Small Cap Volatility Wtd ETF, VictoryShares International Volatility Wtd ETF, VictoryShares Emerging Market Volatility Wtd ETF, VictoryShares US Large Cap High Div Volatility Wtd ETF, VictoryShares US Small Cap High Div Volatility Wtd ETF, VictoryShares International High Div Volatility Wtd ETF, VictoryShares Dividend Accelerator ETF, and VictoryShares US Multi-Factor Minimum Volatility ETF (the "Funds"), each a series of Victory Portfolios II, as of June 30, 2017, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended for VictoryShares US 500 Volatility Wtd ETF, VictoryShares US Discovery Enhanced Volatility Wtd ETF, VictoryShares US 500 Enhanced Volatility Wtd ETF, VictoryShares Developed Enhanced Volatility Wtd ETF, VictoryShares US EQ Income Enhanced Volatility Wtd ETF, VictoryShares US Small Cap Volatility Wtd ETF, VictoryShares International Volatility Wtd ETF, VictoryShares Emerging Market Volatility Wtd ETF, VictoryShares US Large Cap High Div Volatility Wtd ETF, VictoryShares US Small Cap High Div Volatility Wtd ETF, and VictoryShares International High Div Volatility Wtd ETF, and the related statements of operations and changes in net assets and financial highlights for the period April 18, 2017 (commencement of operations) through June 30, 2017 for VictoryShares Dividend Accelerator ETF, and the related statements of operations and changes in net assets and financial highlights for the period June 22, 2017 (commencement of operations) through June 30, 2017 for VictoryShares US Multi-Factor Minimum Volatility ETF. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Funds' financial highlights indicated prior to the period ended June 30, 2016, were audited by other auditors whose report dated August 28, 2015, expressed an unqualified opinions on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2017, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio
August 25, 2017

Victory Portfolios II	Supplemental Information June 30, 2017

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 23 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 46 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2015	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	May 2015	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	May 2015	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	May 2015	Chief Investment Officer, Tufts University (since 2002).	None.

Victory Portfolios II	Supplemental Information — continued June 30, 2017

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	May 2015	Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014);	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2015	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

  The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Portfolios II	Supplemental Information — continued June 30, 2017

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	May 2015	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher A. Ponte, 33	Treasurer	May 2015	Senior Analyst, Fund Administration, the Adviser; Registered Principal, Victory Capital Advisers, Inc. (Since 2011).
Edward J. Veilleux, 74	Chief Compliance Officer	May 2015	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	May 2015	Partner, Morrison & Foerster LLP.

Victory Portfolios II	Supplemental Information — continued June 30, 2017

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, on purchases; and (2) ongoing costs, including management fees, service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017, through June 30, 2017 (unless otherwise noted).

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17-6/30/17*	Annualized Net Expense Ratio During Period 1/1/17-6/30/17
US 500 Volatility Wtd ETF	$1,000.00	$1,097.60	$1.82	0.35%
US Discovery Enhanced Volatility Wtd ETF	1,000.00	1,025.40	1.76	0.35
US 500 Enhanced Volatility Wtd ETF	1,000.00	1,097.60	1.82	0.35
Developed Enhanced Volatility Wtd ETF	1,000.00	1,146.40	2.39	0.45
US EQ Income Enhanced Volatility Wtd ETF	1,000.00	1,062.00	1.79	0.35
US Small Cap Volatility Wtd ETF	1,000.00	1,025.40	1.76	0.35
International Volatility Wtd ETF	1,000.00	1,154.30	2.40	0.45
Emerging Market Volatility Wtd ETF	1,000.00	1,148.70	2.66	0.50
US Large Cap High Div Volatility Wtd ETF	1,000.00	1,062.00	1.79	0.35

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios II	Supplemental Information — continued June 30, 2017

  (Unaudited)

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17-6/30/17*	Annualized Net Expense Ratio During Period 1/1/17-6/30/17
US Small Cap High Div Volatility Wtd ETF	$1,000.00	$987.10	$1.72	0.35%
International High Div Volatility Wtd ETF	1,000.00	1,117.80	2.36	0.45
Dividend Accelerator ETF**	1,000.00	1,030.50	0.72	0.35
US Multi-Factor Minimum Volatility ETF***	1,000.00	994.60	0.09	0.35

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 74/365 to reflect the stub period from commencement of operations April 18, 2017 through 6/30/2017.

***  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 9/365 to reflect the stub period from commencement of operations June, 22, 2017 through 6/30/2017.

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17-6/30/17*	Annualized Expense Ratio During Period 1/1/17-6/30/17
US 500 Volatility Wtd ETF	$1,000.00	$1,023.06	$1.76	0.35%
US Discovery Enhanced Volatility Wtd ETF	1,000.00	1,023.06	1.76	0.35
US 500 Enhanced Volatility Wtd ETF	1,000.00	1,023.06	1.76	0.35
Developed Enhanced Volatility Wtd ETF	1,000.00	1,022.56	2.26	0.45
US EQ Income Enhanced Volatility Wtd ETF	1,000.00	1,023.06	1.76	0.35
US Small Cap Volatility Wtd ETF	1,000.00	1,023.06	1.76	0.35
International Volatility Wtd ETF	1,000.00	1,022.56	2.26	0.45
Emerging Market Volatility Wtd ETF	1,000.00	1,022.32	2.51	0.50
US Large Cap High Div Volatility Wtd ETF	1,000.00	1,023.06	1.76	0.35
US Small Cap High Div Volatility Wtd ETF	1,000.00	1,023.06	1.76	0.35

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios II	Supplemental Information — continued June 30, 2017

  (Unaudited)

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17-6/30/17*	Annualized Expense Ratio During Period 1/1/17-6/30/17
International High Div Volatility Wtd ETF	$1,000.00	$1,022.56	$2.26	0.45%
Dividend Accelerator ETF	1,000.00	1,009.43	0.71	0.35
US Multi-Factor Minimum Volatility ETF	1,000.00	1,001.15	0.09	0.35

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios II	Supplemental Information — continued June 30, 2017

  (Unaudited)

Additional Federal Income Tax Information

For the year ended June 30, 2017, the Funds paid qualified dividend income for purposes of reduced individual federal income tax rates of:

Amount
US 500 Volatility Wtd ETF	100%
US Discovery Enhanced Volatility Wtd ETF	100%
US 500 Enhanced Volatility Wtd ETF	100%
Developed Enhanced Volatility Wtd ETF	100%
US EQ Income Enhanced Volatility Wtd ETF	100%
US Small Cap Volatility Wtd ETF	100%
International Volatility Wtd ETF	95%
Emerging Market Volatility Wtd ETF	57%
US Large Cap High Div Volatility Wtd ETF	100%
US Small Cap High Div Volatility Wtd ETF	100%
International High Div Volatility Wtd ETF	89%
Dividend Accelerator ETF	100%
US Multi-Factor Minimum Volatility ETF	0%

Dividends qualifying for corporate dividends received deductions of:

Amount
US 500 Volatility Wtd ETF	100%
US Discovery Enhanced Volatility Wtd ETF	100%
US 500 Enhanced Volatility Wtd ETF	100%
Developed Enhanced Volatility Wtd ETF	0%
US EQ Income Enhanced Volatility Wtd ETF	100%
US Small Cap Volatility Wtd ETF	100%
International Volatility Wtd ETF	0%
Emerging Market Volatility Wtd ETF	0%
US Large Cap High Div Volatility Wtd ETF	100%
US Small Cap High Div Volatility Wtd ETF	100%
International High Div Volatility Wtd ETF	0%
Dividend Accelerator ETF	100%
US Multi-Factor Minimum Volatility ETF	0%

For the year ended June 30, 2017, the following Funds designated short-term capital gain distributions:

Amount
Emerging Market Volatility Wtd ETF	$110,520
Dividend Accelerator ETF	3

For the year ended June 30, 2017, the following Funds designated long-term capital gain distributions:

Amount
Emerging Market Volatility Wtd ETF	$4,580

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on June 30, 2017, were as follows:

	Foreign Source Income	Foreign Tax Expense
Developed Enhanced Volatility Wtd ETF	0.55	0.05
International Volatility Wtd ETF	1.02	0.09
Emerging Market Volatility Wtd ETF	0.57	0.07
International High Div Volatility Wtd ETF	1.24	0.12

Victory Portfolios II	Supplemental Information — continued June 30, 2017

  (Unaudited)

Frequency Distribution of Premiums and Discounts

Closing Price vs. NAV

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e. at a discount) the NAVs of the Funds are available, without charge, on the Funds' website at www.vcm.com.

Considerations of the Board in Approving the Investment Advisory Agreement ("the Agreement")

The Board approved the Agreement on behalf of the VictoryShares Dividend Accelerator ETF and VictoryShares US Multi-Factor Minimum Volatility ETF (the "Funds") at a meeting, which was called for that purpose, on February 22, 2017. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated the information provided and its extensive experience with the Adviser and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Funds. The Board recognized that management was proposing to add the Funds as investment portfolios of the Trust and that the Funds had not yet commenced operations and thus had no performance record or historical expenses. In considering whether the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services to be provided by the Adviser;

•  The nature, quality and extent of the services provided to the other exchange-traded funds in the Trust and expected to be provided to the Funds;

•  The proposed fees to be paid for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  The estimated total expenses of each Fund;

•  The Adviser's commitments to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues to be paid to affiliates of the Adviser by the Funds for administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between the Trust and the Adviser.

The Board reviewed each Fund's proposed gross management fee in the context of the Adviser's expected profitability of each Fund. In addition, the Board compared each Fund's expected operating expense ratio, with the understanding that no distribution or shareholder servicing fees were being proposed, and management fee with comparable exchange-traded funds in a peer group compiled by FUSE Research Network, LLC ("FUSE") and a peer group of funds with similar investment strategies selected by FUSE from the universe. The Board reviewed the factors and methodology used by FUSE in the selection of each Fund's peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in each Fund's proposed prospectus. The Trustees noted that no breakpoints in the advisory fee schedule for the Funds were being proposed.

Victory Portfolios II	Supplemental Information — continued June 30, 2017

  (Unaudited)

The Board reviewed various other factors with respect to the Funds. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds, was consistent with the best interests of the Funds and their future shareholders, and the Board unanimously approved the Agreement, on behalf of the Funds, for an initial two year period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee to be paid to the Adviser under the Agreement in light of the investment advisory services to be provided, the costs of these services, the expected profitability of the Adviser's relationship with the Funds and the comparability of the fee to be paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services to be provided by the portfolio management teams;

•  The Adviser's entrepreneurial commitment to the management of the Funds and their inclusion in a broad-based family of funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

The Victory Funds
P.O. Box 182593
Columbus, Ohio
43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VPII-VICTORYSHARESETF-AR (6/17)

Item 2. Code of Ethics.

(a)         The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics in included as an Exhibit.

(b)         During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are David L. Meyer and E. Lee Beard, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	2017	2016
(a) Audit Fees (1)	$201,500	$222,000
(b) Audit-Related Fees (2)	0	0
(c) Tax Fees (3)	$82,000	76,000
(d) All Other Fees (4)	0	0

(1) Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.  Audit fees billed were for professional services provided by Cohen & Company, Ltd. for audit compliance, audit advice and audit planning.

(2) Represents the fee for assurance and related services by Cohen & Company, Ltd. reasonably related to the performance of the audit of the Registrant’s financial statements that was not reported under (a) of this item.

(3) Represents the aggregate tax fee billed for professional services rendered by Cohen & Company, Ltd. for tax compliance, tax advice, international tax fee transactions and tax planning.  Such tax services included the review of income and excise tax returns for the Registrant.

(4) For the fiscal years ended June 30, 2017 and June 30, 2016, there were no fees billed for professional services rendered by Cohen & Company, Ltd. to the Registrant, other than the services reported in (a) through (c) of this item.

(e)(1) The Registrant’s Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged with these services. The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

(e)(2) There were no services performed under Rule 2.01 (c) (7) (I) (C).

(f) Not applicable.

(g)

2017	$20,000
2016	$0

(h) The Registrant’s Audit Committee has evaluated the non-audit services that the principal accountant provided to the Registrant’s investment advisor (and the advisor’s relevant affiliated), which services the Committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant’s independence.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios II

By (Signature and Title)*	/s/ Christopher A. Ponte
Christopher A. Ponte, Principal Financial Officer

Date	August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	August 29, 2017

By (Signature and Title)*	/s/ Christopher A. Ponte
Christopher A. Ponte, Principal Financial Officer

Date	August 29, 2017